FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04149
                                   ---------

                             FRANKLIN TAX-FREE TRUST
                             -----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  2/28
                          ----

Date of reporting period: 11/30/05
                          --------



Item 1. Schedule of Investments.


FRANKLIN TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin Alabama Tax-Free Income Fund .....................................    3
Franklin Arizona Tax-Free Income Fund .....................................    7
Franklin Colorado Tax-Free Income Fund ....................................   13
Franklin Connecticut Tax-Free Income Fund .................................   17
Franklin Double Tax-Free Income Fund ......................................   21
Franklin Federal Intermediate-Term Tax-Free Income Fund ...................   24
Franklin Federal Limited-Term Tax-Free Income Fund ........................   34
Franklin Florida Insured Tax-Free Income Fund .............................   38
Franklin Florida Tax-Free Income Fund .....................................   41
Franklin Georgia Tax-Free Income Fund .....................................   50
Franklin High Yield Tax-Free Income Fund ..................................   54
Franklin Insured Tax-Free Income Fund .....................................   78
Franklin Kentucky Tax-Free Income Fund ....................................   94
Franklin Louisiana Tax-Free Income Fund ...................................   97
Franklin Maryland Tax-Free Income Fund ....................................  100
Franklin Massachusetts Insured Tax-Free Income Fund .......................  104
Franklin Michigan Insured Tax-Free Income Fund ............................  108
Franklin Minnesota Insured Tax-Free Income Fund ...........................  116
Franklin Missouri Tax-Free Income Fund ....................................  122
Franklin New Jersey Tax-Free Income Fund ..................................  128
Franklin North Carolina Tax-Free Income Fund ..............................  135
Franklin Ohio Insured Tax-Free Income Fund ................................  140
Franklin Oregon Tax-Free Income Fund ......................................  152
Franklin Pennsylvania Tax-Free Income Fund ................................  158
Franklin Virginia Tax-Free Income Fund ....................................  164
Selected Portfolio Abbreviations ..........................................  169
Notes to Statements of Investments ........................................  170

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   BONDS 98.9%
   ALABAMA 86.5%
   Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
      9/01/24 ....................................................................................    $  2,500,000    $    2,713,700
   Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.25%, 8/15/24 ..............................................................       1,755,000         1,850,560
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................         765,000           775,488
   Alabama State Docks Department Docks Facilities Revenue,
         MBIA Insured, 6.30%, 10/01/21 ...........................................................       4,500,000         4,685,805
         Refunding, MBIA Insured, 5.50%, 10/01/22 ................................................       1,000,000         1,068,310
   Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.00%, 8/15/23 ..............................................................       4,435,000         4,597,321
   Alabaster GO, wts., AMBAC Insured, Pre-Refunded, 5.00%,
         9/01/24 .................................................................................       3,470,000         3,749,404
         9/01/27 .................................................................................       1,500,000         1,620,780
   Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 ........................................       2,055,000         2,121,212
   Auburn GO, FSA Insured, 5.00%, 1/01/24 ........................................................       1,500,000         1,540,470
   Auburn University Revenues, Athletic, Series A, FSA Insured, 5.00%, 4/01/32 ...................       2,000,000         2,057,460
   Baldwin County Eastern Shore Health Care Authority Hospital Revenue, 5.75%, 4/01/27 ...........       1,000,000         1,071,420
   Bessemer, wts., XLCA Insured, 5.00%, 2/01/35 ..................................................       1,990,000         2,047,372
   Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
      Baptist Health System Inc., Refunding, MBIA Insured, 5.875%,
         11/15/19 ................................................................................       3,500,000         3,655,960
         11/15/26 ................................................................................       2,000,000         2,089,120
   Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
      12/01/32 ...................................................................................       7,000,000         7,153,090
   Birmingham Southern College Private Educational Building Authority Tuition Revenue,
      Refunding, 5.35%, 12/01/19 .................................................................       1,000,000         1,007,670
   Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, Pre-Refunded, 5.875%,
      12/01/23 ...................................................................................       4,000,000         4,385,880
   Coffee County PBA, Building Revenue,
         MBIA Insured, 5.00%, 9/01/27 ............................................................       2,145,000         2,207,226
         wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 .........................................       1,000,000         1,040,860
   Courtland IDBR, Environmental Improvement Revenue, Champion International Corp. Project,
      Refunding, 6.40%, 11/01/26 .................................................................       2,000,000         2,077,120
   Culman and Jefferson County Gas District Gas Revenue, MBIA Insured, 5.85%, 7/01/24 ............       2,000,000         2,195,340
   Etowah County Board Education, Special Tax School wts., FSA Insured, 5.00%,
         9/01/24 .................................................................................       4,235,000         4,388,603
         9/01/28 .................................................................................       2,000,000         2,061,960
         9/01/33 .................................................................................       2,500,000         2,565,950
   Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 ..................................       1,500,000         1,547,535
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding,
         5.45%, 9/01/14 ..........................................................................       2,000,000         2,087,000
         Series A, 6.70%, 12/01/24 ...............................................................       3,500,000         3,541,160
   Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 ..................................       1,415,000         1,500,523
   Florence GO, wts., Series B, FGIC Insured, 5.00%, 9/01/23 .....................................       2,500,000         2,614,000
   Franklin County wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...............................       2,000,000         2,082,860
   Fultondale GO, wts., Series A, AMBAC Insured, 5.00%, 8/01/30 ..................................       2,250,000         2,331,832
   Gulf Shores GO, wts., AMBAC Insured,
         6.00%, 9/01/21 ..........................................................................         770,000           790,513
         Pre-Refunded, 6.00%, 9/01/21 ............................................................       1,165,000         1,196,152


                                         Quarterly Statements of Investments | 3

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
   Houston County Health Care Authority Revenue, AMBAC Insured,
         6.125%, 10/01/25 ........................................................................    $  1,000,000    $    1,097,330
         6.25%, 10/01/30 .........................................................................       3,150,000         3,485,979
   Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%, 2/01/23 ....................       1,000,000         1,036,430
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
         5.40%, 6/01/22 ..........................................................................       4,000,000         4,304,480
         5.00%, 6/01/24 ..........................................................................       1,100,000         1,134,375
         5.50%, 6/01/27 ..........................................................................       3,820,000         4,101,267
   Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured,
      5.00%,
         10/01/25 ................................................................................       5,000,000         5,176,350
         10/01/29 ................................................................................       4,000,000         4,122,400
   Jacksonville State University Revenue, Tuition and Fee, MBIA Insured, 5.00%, 12/01/22 .........       3,000,000         3,109,200
   Jefferson County Ltd. Obligation School wts. Revenue, Series A, 5.00%, 1/01/24 ................       2,000,000         2,056,080
   Jefferson County Sewer Revenue,
         Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.375%, 2/01/36 ........       6,000,000         6,414,720
         wts., ETM, 7.50%, 9/01/13 ...............................................................         200,000           218,732
         wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 ..............................       6,000,000         6,229,740
         wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................       3,000,000         3,240,930
   Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
      MBIA Insured,
         5.625%, 7/01/21 .........................................................................       3,000,000         3,258,390
         5.375%, 7/01/29 .........................................................................       3,095,000         3,237,896
         Pre-Refunded, 5.375%, 7/01/29 ...........................................................       1,905,000         2,048,732
   Madison County Board of Education Capital Outlay GO, Tax Anticipation wts., Series A,
      AMBAC Insured, 5.00%, 9/01/34 ..............................................................       2,000,000         2,058,340
   Madison GO, wts., AMBAC Insured, 5.35%, 2/01/26 ...............................................       2,410,000         2,546,261
   Marshall County Health Care Authority Hospital Revenue, Series A, 5.75%, 1/01/32 ..............       2,170,000         2,257,994
   Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
         5.10%, 3/01/22 ..........................................................................       2,265,000         2,354,422
         5.125%, 3/01/31 .........................................................................       8,230,000         8,482,579
   Mobile Housing Assistance Corp. MFHR, Refunding, Series A, FSA Insured, 7.625%,
      2/01/21 ....................................................................................       1,200,000         1,202,856
   Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and
      Clinic, Refunding, AMBAC Insured, 6.00%, 3/01/26 ...........................................       6,000,000         6,154,380
   Morgan County GO, wts., AMBAC Insured, 5.00%, 4/01/29 .........................................       1,975,000         2,038,635
   Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ........................       1,935,000         2,027,125
   Muscle Shoals GO, wts., MBIA Insured,
         5.80%, 8/01/16 ..........................................................................         295,000           302,101
         5.90%, 8/01/25 ..........................................................................       1,210,000         1,239,306
         5.50%, 8/01/30 ..........................................................................       2,150,000         2,300,500
         Pre-Refunded, 5.80%, 8/01/16 ............................................................       1,430,000         1,464,420
         Pre-Refunded, 5.90%, 8/01/25 ............................................................       5,790,000         5,930,234
   Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
         5/15/30 .................................................................................       1,500,000         1,553,640
         5/15/35 .................................................................................       6,000,000         6,186,660


4 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ALABAMA (CONT.)
   Oxford GO, School wts., AMBAC Insured, Pre-Refunded, 6.00%, 5/01/30 ...........................    $  4,275,000    $    4,663,640
   Russellville GO, wts., MBIA Insured, Pre-Refunded, 5.75%, 12/01/26 ............................       2,500,000         2,610,025
   Sheffield GO, wts., AMBAC Insured, 5.125%, 5/01/33 ............................................       2,610,000         2,713,330
   St. Clair County Board of Education wts., Tax Anticipation wts.,
         Refunding, Series C, FSA Insured, 5.85%, 2/01/29 ........................................       1,530,000         1,640,191
         Series C, FSA Insured, Pre-Refunded, 5.85%, 2/01/29 .....................................       3,285,000         3,558,411
   Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/25 ...............................       1,700,000         1,820,666
   Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, Pre-Refunded, 5.25%,
      5/01/31 ....................................................................................       1,135,000         1,195,416
   Troy State University Student Fee Revenue, MBIA Insured, 5.00%, 11/01/21 ......................       2,215,000         2,326,835
   Tuscaloosa, wts., FSA Insured, 5.00%, 1/01/30 .................................................       2,500,000         2,586,525
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................       1,000,000         1,034,480
   University of Montavello Revenue, FSA Insured, 5.30%, 5/01/22 .................................       1,940,000         2,062,492
   University of North Alabama Revenue,
         General Fee, Series A, FSA Insured, 5.375%, 11/01/17 ....................................       4,395,000         4,680,235
         Student Housing, FGIC Insured, 5.00%, 11/01/29 ..........................................       2,995,000         3,087,545
   Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
      Series A, 5.65%, 11/01/22 ..................................................................       3,465,000         3,423,940
   Warrior River Water Authority Water Revenue, FSA Insured,
         5.40%, 8/01/29 ..........................................................................       4,250,000         4,525,655
         5.50%, 8/01/34 ..........................................................................       4,735,000         5,006,600
                                                                                                                      --------------
                                                                                                                         231,728,126
                                                                                                                      --------------
   U. S. TERRITORIES 12.4%
   Puerto Rico Commonwealth GO, Public Improvement,
         FSA Insured, 5.125%, 7/01/30 ............................................................       1,115,000         1,163,480
         FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...............................................       1,495,000         1,626,366
         FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................       1,885,000         2,038,797
         Refunding, FSA Insured, 5.25%, 7/01/27 ..................................................       1,005,000         1,070,777
         Series A, 5.125%, 7/01/31 ...............................................................       3,550,000         3,597,038
         Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................       1,450,000         1,568,306
   Puerto Rico Electric Power Authority Power Revenue,
         Series II, FSA Insured, 5.125%, 7/01/26 .................................................       5,000,000         5,280,600
         Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................       8,000,000         8,339,680
   Puerto Rico PBA Revenue, Guaranteed Government Facilities,
         Series D, 5.25%, 7/01/27 ................................................................         760,000           781,637
         Series D, Pre-Refunded, 5.25%, 7/01/27 ..................................................       2,305,000         2,507,471
         Series G, 5.00%, 7/01/26 ................................................................       1,000,000         1,017,890
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
         10/01/13 ................................................................................       1,700,000         1,782,518
         10/01/22 ................................................................................       2,300,000         2,387,262
                                                                                                                      --------------
                                                                                                                          33,161,822
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $252,604,501) ...............................................                       264,889,948
                                                                                                                      --------------


                                         Quarterly Statements of Investments | 5

FRANKLIN TAX-FREE TRUST

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   FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.0%
   BONDS 1.0%
   ALABAMA 1.0%
(a)Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 3.05%,
      12/01/12 ...................................................................................    $    300,000    $      300,000
(a)Homewood Educational Building Authority Revenue, Educational Facilities, Samford
      University, AMBAC Insured, Daily VRDN and Put, 2.95%, 12/01/21 .............................       2,400,000         2,400,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,700,000) ................................................                         2,700,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $255,304,501) 99.9% ...................................................                       267,589,948
   OTHER ASSETS, LESS LIABILITIES 0.1% ...........................................................                           253,575
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  267,843,523
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

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   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 95.7%
   BONDS 94.1%
   ARIZONA 74.8%
   Arizona Health Facilities Authority Hospital System Revenue,
         John C. Lincoln Health Network, 5.75%, 12/01/32 .........................................    $  3,280,000    $    3,425,009
         Phoenix Baptist Hospital, MBIA Insured, ETM, 6.25%, 9/01/11 .............................       1,555,000         1,617,838
   Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
      7/01/20 ....................................................................................       6,390,000         7,126,320
   Arizona School Facilities Board Revenue, State School Improvement, Pre-Refunded, 5.00%,
      7/01/19 ....................................................................................       2,000,000         2,145,400
   Arizona State Board of Regents COP, University of Arizona Main Campus, Series A-1,
      AMBAC Insured, 5.125%, 6/01/25 .............................................................       2,000,000         2,083,880
   Arizona State Municipal Financing Program COP,
         Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 .....................................       1,000,000         1,026,110
         Series 20, BIG Insured, ETM, 7.625%, 8/01/06 ............................................       1,145,000         1,177,919
   Arizona State University COP,
         Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/20 .....................       5,475,000         5,720,937
         Arizona State University Project-2002, MBIA Insured, 5.00%, 7/01/21 .....................       5,965,000         6,212,070
         Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/23 .....................       3,545,000         3,718,173
         Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/24 .....................       1,875,000         1,962,206
         Arizona State University Project-2002, MBIA Insured, 5.10%, 7/01/25 .....................       2,640,000         2,758,193
         Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%, 7/01/24 .................       1,350,000         1,396,642
         Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 .........................      17,250,000        17,878,935
         Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/26 ...............       1,000,000         1,039,690
         Research Infrastructure Projects, Series A, AMBAC Insured, 5.00%, 9/01/27 ...............       2,915,000         3,023,992
   Arizona State University Revenue, FGIC Insured,
         5.00%, 7/01/23 ..........................................................................       2,890,000         2,997,970
         5.00%, 7/01/25 ..........................................................................       2,250,000         2,324,947
         Pre-Refunded, 5.875%, 7/01/25 ...........................................................       1,000,000         1,092,140
   Arizona State University Revenues, System, Refunding, AMBAC Insured, 5.00%, 7/01/27 ...........       1,895,000         1,979,972
   Arizona Student Loan Acquisition Authority Student Loan Revenue,
         junior subordinate, Refunding, Series B-1, 6.15%, 5/01/29 ...............................       1,000,000         1,058,610
         Refunding, Senior Series A-1, 5.90%, 5/01/24 ............................................       1,500,000         1,586,835
   Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
      MBIA Insured, 5.00%, 7/01/28 ...............................................................       7,000,000         7,258,650
   Casa Grande IDA,
         IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 .................................................         500,000           500,900
         PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 .................................................       1,800,000         1,803,186
   Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
      7/20/41 ....................................................................................       2,240,000         2,361,744
   Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 ..............................          60,000            60,928
   Glendale IDA Educational Facilities Revenue, American Graduate School International,
      Connie Lee Insured, Pre-Refunded, 5.875%, 7/01/15 ..........................................       2,200,000         2,255,286
   Glendale IDAR, Midwestern University, Series A,
         5.375%, 5/15/28 .........................................................................       8,000,000         8,362,320
         Connie Lee Insured, 6.00%, 5/15/16 ......................................................         455,000           469,410
         Connie Lee Insured, 6.00%, 5/15/26 ......................................................         340,000           350,244
         MBIA Insured, 5.375%, 5/15/28 ...........................................................       1,050,000         1,103,844
   Glendale Municipal Property Corp. Excise Tax Revenue, Series A, AMBAC Insured, 5.00%,
      7/01/33 ....................................................................................       1,000,000         1,032,400


                                         Quarterly Statements of Investments | 7

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%, 7/01/23 ....................    $  2,000,000    $    2,084,360
   Goodyear Community Facilities General District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .........       1,500,000         1,573,455
   Goodyear Community Facilities Utilities District No. 1 GO, MBIA Insured, 5.20%, 7/15/25 .......       1,000,000         1,048,970
   Greater Arizona Development Authority Infrastructure Revenue, Series A, MBIA Insured, 5.00%,
         8/01/26 .................................................................................       4,425,000         4,624,700
         8/01/27 .................................................................................       2,320,000         2,419,134
         8/01/30 .................................................................................      10,700,000        11,123,078
         8/01/35 .................................................................................       9,090,000         9,406,241
   Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
      5.25%, 7/01/22 .............................................................................       1,100,000         1,155,605
   Maricopa County GO, USD No. 41, Gilbert,
         6.25%, 7/01/15 ..........................................................................         160,000           170,202
         Pre-Refunded, 6.25%, 7/01/15 ............................................................       1,840,000         1,971,339
   Maricopa County Hospital Revenue, Sun Health Corp.,
         6.125%, 4/01/18 .........................................................................       4,380,000         4,596,109
         5.30%, 4/01/29 ..........................................................................       7,095,000         7,179,076
         5.00%, 4/01/35 ..........................................................................      12,090,000        11,906,232
         Pre-Refunded, 6.125%, 4/01/18 ...........................................................      11,270,000        11,893,794
         Refunding, 5.80%, 4/01/08 ...............................................................       3,870,000         4,034,978
         Refunding, 5.90%, 4/01/09 ...............................................................       2,120,000         2,213,153
   Maricopa County IDA,
         MFHR, Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%, 6/01/26 ..........       2,105,000         2,157,162
         MFHR, Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%, 7/01/29 .........       2,350,000         2,398,574
         MFHR, Senior National Health Facilities II, Project A, FSA Insured, 5.50%, 1/01/18 ......       2,000,000         2,171,040
         MFHR, Tierra Antigua Project, Series A-1, AMBAC Insured, 5.30%, 12/01/21 ................       1,585,000         1,618,380
         MFHR, Villas De Merced Apartment Project, Series A, GNMA Secured, 5.50%, 12/20/37 .......         570,000           574,845
         MFHR, Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%, 12/01/22 .............       1,785,000         1,821,664
         SFMR, GNMA Secured, 6.25%, 12/01/30 .....................................................          95,000            96,673
   Maricopa County IDA Health Facilities Revenue,
         Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/16 ........................       1,785,000         1,808,937
         Catholic Healthcare West, Refunding, Series A, ACA Insured, 5.00%, 7/01/21 ..............       9,600,000         9,665,856
         Catholic Healthcare West, Series A, 5.375%, 7/01/23 .....................................       7,000,000         7,314,930
         Catholic Healthcare West, Series A, 5.50%, 7/01/26 ......................................      12,250,000        12,846,330
         Catholic Healthcare West Project, Refunding, Series A, 5.00%, 7/01/16 ...................      10,315,000        10,588,760
   Maricopa County IDA Hospital Facility Revenue,
         Mayo Clinic Hospital, 5.25%, 11/15/37 ...................................................      16,000,000        16,678,400
         Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ....................................       3,000,000         3,089,730
         Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ......       1,890,000         2,331,844
   Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project, Series A,
      AMBAC Insured, 5.05%, 5/01/29 ..............................................................      11,500,000        11,878,235
   Mesa Utility System Revenue,
         FGIC Insured, 5.00%, 7/01/21 ............................................................       5,000,000         5,179,150
         MBIA Insured, 5.00%, 7/01/26 ............................................................      10,000,000        10,409,800
         MBIA Insured, 5.00%, 7/01/27 ............................................................      10,500,000        10,907,505
         MBIA Insured, 5.00%, 7/01/28 ............................................................      11,000,000        11,411,070
   Mohave County IDA Health Care Revenue, Chris Ridge and Silver, Refunding, GNMA Secured,
      6.375%, 11/01/31 ...........................................................................         585,000           609,494


8 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Nogales Municipal Development Authority Inc. Revenue, AMBAC Insured, 5.00%, 6/01/27 ...........    $  1,000,000    $    1,032,800
   Northern Arizona University COP,
         AMBAC Insured, 5.00%, 9/01/30 ...........................................................       6,360,000         6,591,886
         Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/25 ............       2,130,000         2,228,491
         Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/27 ............       2,355,000         2,456,312
         Northern Arizona University Research Projects, AMBAC Insured, 5.00%, 9/01/30 ............       3,285,000         3,415,776
   Northern Arizona University Revenues, FGIC Insured, 5.00%, 6/01/30 ............................       1,000,000         1,028,430
   Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
      Pre-Refunded, 5.75%, 7/01/17 ...............................................................         500,000           512,215
   Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ..................................       1,300,000         1,353,378
   Phoenix Airport Revenue,
         Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 .......................................         700,000           708,743
         Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 .......................................       1,680,000         1,701,101
         Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 .......................................       1,785,000         1,807,545
         Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 .......................................         570,000           577,199
         Series D, MBIA Insured, 6.30%, 7/01/10 ..................................................       1,800,000         1,822,608
         Series D, MBIA Insured, 6.40%, 7/01/11 ..................................................       3,825,000         3,873,310
         Series D, MBIA Insured, 6.40%, 7/01/12 ..................................................         820,000           830,357
   Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
         7/01/22 .................................................................................       3,000,000         3,133,620
         7/01/23 .................................................................................       5,000,000         5,214,050
         7/01/27 .................................................................................      15,250,000        15,823,705
   Phoenix Civic Improvement Corp. Excise Tax Revenue,
         Adams Street Garage Project, senior lien, Series B, 5.35%, 7/01/24 ......................       2,985,000         3,166,249
         Municipal Courthouse Project, senior lien, Series A, 5.375%, 7/01/29 ....................      18,310,000        19,430,572
         Subordinated, Civic Plaza Expansion Project, Series A, FGIC Insured, 5.00%, 7/01/35 .....      15,000,000        15,518,550
   Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
         FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ..............................................       3,000,000         3,342,540
         FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ..............................................       3,670,000         4,089,041
         FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ..............................................      24,715,000        27,536,959
         MBIA Insured, 5.00%, 7/01/28 ............................................................       2,000,000         2,071,840
         MBIA Insured, 5.00%, 7/01/29 ............................................................       3,405,000         3,527,308
         Refunding, FGIC Insured, 5.00%, 7/01/20 .................................................       9,710,000        10,141,124
         Refunding, FGIC Insured, 5.125%, 7/01/21 ................................................      10,000,000        10,475,200
         Refunding, FGIC Insured, 5.00%, 7/01/24 .................................................       7,050,000         7,299,076
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien, FGIC Insured, 5.00%,
      7/01/26 ....................................................................................       3,250,000         3,356,405
   Phoenix GO,
         5.25%, 7/01/22 ..........................................................................       5,420,000         5,753,872
         Various Purposes, Series B, 5.00%, 7/01/27 ..............................................       8,360,000         8,677,178
   Phoenix HFC Mortgage Revenue, Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%,
      1/01/23 ....................................................................................       1,195,000         1,196,326
   Phoenix IDA, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ....................................          55,000            55,473
   Phoenix IDA Government Office Lease Revenue,
         Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/21 ..............................       4,300,000         4,470,968
         Capitol Mall LLC II Project, AMBAC Insured, 5.00%, 9/15/28 ..............................       4,000,000         4,114,680
         Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/25 ......................       6,135,000         6,375,063
         Capitol Mall LLC Project, Refunding, AMBAC Insured, 5.00%, 9/15/26 ......................       3,445,000         3,579,803


                                         Quarterly Statements of Investments | 9

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Phoenix IDA Government Office Lease Revenue, (cont.)
         Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.375%, 9/15/22 ......................    $  2,000,000    $    2,160,820
         Capitol Mall Project, AMBAC Insured, Pre-Refunded, 5.50%, 9/15/27 .......................      22,300,000        24,214,678
         Capitol Mall Project, Refunding, AMBAC Insured, 5.00%, 9/15/27 ..........................       4,615,000         4,788,201
   Phoenix IDA Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%, 12/01/16 ........       3,500,000         3,709,090
   Phoenix Municipal Housing Revenue, Fillmore Gardens Project, Refunding, 6.30%, 6/01/09 ........       1,500,000         1,506,450
   Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 .................................         610,000           611,702
   Pima County IDA,
         MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ..............................       2,720,000         2,844,902
         SFMR, Refunding, Series A, 7.625%, 2/01/12 ..............................................         470,000           470,545
         SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ..........................................          55,000            55,550
   Prescott Municipal Property Corp. Revenue, Refunding, Series 2004, MBIA Insured, 5.00%,
      7/01/34 ....................................................................................       2,665,000         2,758,808
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
      Salt River Project,
         Refunding, Series A, 5.00%, 1/01/23 .....................................................       6,000,000         6,294,600
         Refunding, Series A, 5.00%, 1/01/31 .....................................................       1,375,000         1,416,209
         Series A, 5.00%, 1/01/35 ................................................................       4,450,000         4,610,200
   San Luis Civic Improvement Corp. Municipal Facilities Excise Tax Revenue, XLCA Insured,
      5.00%,
         7/01/25 .................................................................................       5,970,000         6,209,337
         7/01/38 .................................................................................       8,650,000         8,908,462
   Scottsdale GO, Refunding, 5.00%, 7/01/22 ......................................................       3,000,000         3,177,120
   Scottsdale IDA Hospital Revenue, Scottsdale Healthcare,
         5.70%, 12/01/21 .........................................................................       2,000,000         2,137,920
         5.80%, 12/01/31 .........................................................................      14,865,000        15,854,414
   Scottsdale Municipal Property Corp. Excise Tax Revenue,
         5.00%, 7/01/24 ..........................................................................       5,000,000         5,237,600
      (a)5.00%, 7/01/30 ..........................................................................       7,580,000         7,882,897
         Series A, 5.00%, 7/01/34 ................................................................       2,000,000         2,063,220
   Show Low IDA Hospital Revenue, Navapache Regional Medical Center, Radian Insured, 5.00%,
         12/01/25 ................................................................................       1,420,000         1,463,921
         12/01/30 ................................................................................       1,815,000         1,857,997
         12/01/35 ................................................................................       2,000,000         2,037,800
   Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC Insured, 6.15%, 1/01/15 .......         360,000           362,686
   Southern Arizona Capital Facilities Finance Corp. Student Housing Revenue, University of
      Arizona Project, MBIA Insured, Pre-Refunded, 5.10%, 9/01/33 ................................       3,000,000         3,261,360
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
         7/01/28 .................................................................................       4,275,000         4,419,067
         7/01/34 .................................................................................      11,510,000        11,875,442
   Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
         5.40%, 11/20/22 .........................................................................       1,090,000         1,121,261
         5.45%, 11/20/32 .........................................................................       1,285,000         1,321,070
   Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ...............      10,000,000        10,340,500
   Tucson IDA Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC Insured,
      5.00%, 7/15/32 .............................................................................       1,000,000         1,026,550


10 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Tucson Water Revenue,
         Series A, FGIC Insured, 5.00%, 7/01/23 ..................................................    $  3,600,000    $    3,716,388
         Series D, FGIC Insured, 5.25%, 7/01/23 ..................................................       3,000,000         3,119,520
         Series D, FGIC Insured, 5.25%, 7/01/24 ..................................................       2,700,000         2,838,753
   University Medical Center Corp. Revenue, 5.00%, 7/01/35 .......................................       7,000,000         6,893,460
   University of Arizona COP,
         Parking and Student Housing, AMBAC Insured, Pre-Refunded, 5.75%, 6/01/24 ................       1,115,000         1,202,416
         University of Arizona Projects, Series B, AMBAC Insured, 5.125%, 6/01/22 ................       2,250,000         2,373,660
         University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/26 .................       7,070,000         7,328,974
         University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 .................       7,000,000         7,233,870
         University of Arizona Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 .................       5,565,000         5,736,625
   University of Arizona University Revenues, Arizona Board of Regents System, Series A,
      FGIC Insured, 5.80%, 6/01/24 ...............................................................       2,000,000         2,176,080
   Yavapai County IDA Hospital Facility Revenue, Regional Medical Center, Series A, 6.00%,
      8/01/33 ....................................................................................       2,000,000         2,112,740
   Yavapai County USD No. 28 Camp Verde GO, Refunding, FGIC Insured, 6.00%, 7/01/09 ..............          75,000            75,889
   Yuma IDA Hospital Revenue,
         Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%, 12/20/32 ..................         920,000           921,739
         Yuma Regional Medical Center, FSA Insured, Pre-Refunded, 5.50%, 8/01/21 .................       2,015,000         2,231,149
   Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%, 7/01/25 ....       3,100,000         3,219,071
                                                                                                                      --------------
                                                                                                                         697,341,971
                                                                                                                      --------------
   U.S. TERRITORIES 19.3%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ..................................................................       5,000,000         5,062,000
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.375%, 7/01/28 ....................       3,355,000         3,461,454
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
         5.00%, 7/01/36 ..........................................................................      10,000,000         9,906,800
         5.50%, 7/01/36 ..........................................................................       8,550,000         9,143,883
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series B, Pre-Refunded, 6.00%, 7/01/39 ..................................................      19,600,000        21,882,028
         Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................       5,000,000         5,475,350
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 .................      15,000,000        15,529,650
   Puerto Rico HFC Revenue,
         MFM, Portfolio A-I, 7.50%, 4/01/22 ......................................................         470,000           470,338
         Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ..................          40,000            40,901
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue,
         Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%, 8/01/12 ......................       5,080,000         5,149,190
         Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ...............       2,790,000         2,824,931
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ...............................................................       8,190,000         8,480,417
         Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................      21,810,000        23,883,477
         Series I, 5.375%, 7/01/34 ...............................................................      40,000,000        41,770,800
         Series I, 5.00%, 7/01/36 ................................................................       7,000,000         6,934,760


                                        Quarterly Statements of Investments | 11

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
         5.50%, 8/01/29 ..........................................................................    $  3,660,000    $    3,806,766
         Pre-Refunded, 5.50%, 8/01/29 ............................................................      11,340,000        12,453,928
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/13 .......       2,500,000         2,621,350
   Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17 ......       1,500,000         1,529,025
                                                                                                                      --------------
                                                                                                                         180,427,048
                                                                                                                      --------------
   TOTAL BONDS (COST $834,927,132) ...............................................................                       877,769,019
                                                                                                                      --------------
   STEP-UP BONDS 1.6%
   ARIZONA 1.6%
   Phoenix Civic Improvement Corp. Distribution Revenue, Convertible Capital Appreciation, Civic
      Plaza, Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
         7/01/27 .................................................................................       3,945,000         2,959,736
         7/01/28 .................................................................................       2,000,000         1,500,180
         7/01/29 .................................................................................       2,000,000         1,504,820
         7/01/36 .................................................................................       5,000,000         3,781,850
         7/01/37 .................................................................................       7,000,000         5,259,940
                                                                                                                      --------------
   TOTAL STEP-UP BONDS (COST $15,518,781) ........................................................                        15,006,526
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $850,445,913) ...............................................                       892,775,545
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 0.9%
   BONDS 0.9%
   ARIZONA 0.1%
(b)University of Arizona COP, Student Union Bookstore Project, Series B, AMBAC Insured, Weekly
      VRDN and Put, 2.96%, 6/01/24 ...............................................................         800,000           800,000
                                                                                                                      --------------
   U.S. TERRITORIES 0.8%
(b)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured, Weekly
      VRDN and Put, 2.85%, 12/01/15 ..............................................................       1,650,000         1,650,000
(b)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series A,
      AMBAC Insured, Weekly VRDN and Put, 2.93%, 7/01/28 .........................................       5,610,000         5,610,000
                                                                                                                      --------------
                                                                                                                           7,260,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $8,060,000) ................................................                         8,060,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $858,505,913) 96.6% ...................................................                       900,835,545
   OTHER ASSETS, LESS LIABILITIES 3.4% ...........................................................                        31,887,487
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  932,723,032
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.8%
   BONDS 98.4%
   COLORADO 94.9%
   Arapahoe County MFR, Housing Development Reserve South Creek, Series A, FSA Insured,
      6.45%, 6/01/32 ............................................................................    $  3,105,000    $    3,281,457
   Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
      12/01/32 ..................................................................................      15,000,000        15,602,400
   Arvada IDR, Wanco Inc. Project,
         5.25%, 12/01/07 ........................................................................          65,000            65,868
         5.80%, 12/01/17 ........................................................................         480,000           497,290
   Aurora COP, AMBAC Insured, 5.50%, 12/01/30 ...................................................       4,935,000         5,250,692
   Boulder County Development Revenue, University Corp. for Atmospheric Research, MBIA Insured,
      5.00%, 9/01/33 ............................................................................       1,500,000         1,542,195
   Boulder County Hospital Revenue, Longmont United Hospital Project,
         5.50%, 12/01/12 ........................................................................       1,000,000         1,021,140
         5.60%, 12/01/17 ........................................................................       3,385,000         3,453,952
   Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%, 12/01/33 .....................       2,500,000         2,572,950
   Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured, 5.25%, 12/01/34 ..........       8,655,000         9,104,368
   Broomfield COP,
         AMBAC Insured, 6.00%, 12/01/29 .........................................................       2,000,000         2,176,100
         Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ......................       1,535,000         1,643,049
   Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 12/01/27 ...........................................................................      10,000,000        10,315,100
   Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
      12/01/31 ..................................................................................       7,500,000         7,709,100
   Centennial Downs Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/28 .........       1,560,000         1,612,478
   Colorado Department of Transportation COP, MBIA Insured, 5.00%, 6/15/34 ......................       6,915,000         7,127,913
   Colorado Educational and Cultural Facilities Authority Revenue,
         Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
            7/01/27 .............................................................................       6,545,000         6,740,434
         Student Housing, University of Colorado Foundation Project, AMBAC Insured, 5.00%,
            7/01/32 .............................................................................      10,005,000        10,257,926
         University of Denver Project, Refunding, AMBAC Insured, 5.375%, 3/01/23 ................       2,065,000         2,209,963
      (a)University of Denver Project, Refunding, Series B, FGIC Insured, 5.25%, 3/01/35 ........       3,250,000         3,458,975
   Colorado Health Facilities Authority Revenue,
         Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 .......................       1,615,000         1,621,008
         Catholic Health Initiatives, Series A, 5.00%, 12/01/28 .................................       1,800,000         1,825,974
         Community Provider Pooled Loan Program, Series A, FSA Insured, 7.25%, 7/15/17 ..........          94,000            94,471
         Covenant Retirement Communities, 6.75%, 12/01/15 .......................................       1,750,000         1,803,445
         Covenant Retirement Communities, 6.75%, 12/01/25 .......................................       4,950,000         5,091,273
         Evangelical Lutheran, Series A, 5.25%, 6/01/34 .........................................       3,500,000         3,601,360
         Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/20 ......................         890,000           914,813
         Hospital, Parkview Medical Center Inc., Refunding, 5.00%, 9/01/25 ......................       1,000,000         1,014,560
         Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured,
            Pre-Refunded, 5.75%, 5/15/24 ........................................................       5,000,000         5,423,300
         Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ......................................       8,000,000         8,237,600
         Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 .................................         185,000           185,657
         Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ................................         885,000           888,292
         Parkview Medical Center Inc. Project, 5.25%, 9/01/18 ...................................       1,660,000         1,687,772
         Parkview Medical Center Inc. Project, 5.30%, 9/01/25 ...................................       1,615,000         1,632,894


                                        Quarterly Statements of Investments | 13

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Colorado Health Facilities Authority Revenue, (cont.)
         Portercare Adventist Health, Pre-Refunded, 6.625%, 11/15/26 ............................    $  2,500,000    $    2,921,625
         Portercare Adventist Health, Pre-Refunded, 6.50%, 11/15/31 .............................       5,500,000         6,391,055
   Colorado HFAR,
         MF, Project II, Series A-2, 5.30%, 10/01/23 ............................................       1,645,000         1,699,384
         MF, Project II, Series A-2, 5.375%, 10/01/32 ...........................................       3,605,000         3,681,426
         MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 .............................       2,630,000         2,749,875
         MFH Insured Mortgage, Series A-2, FHA Insured, 6.00%, 10/01/28 .........................       1,000,000         1,031,810
         MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32 ......................................       1,535,000         1,591,396
   Colorado Springs Hospital Revenue,
         6.375%, 12/15/30 .......................................................................       3,785,000         4,147,452
         Pre-Refunded, 6.375%, 12/15/30 .........................................................       3,715,000         4,214,445
   Colorado Springs Utilities Revenue,
         Refunding and Improvement, Series A, 5.375%, 11/15/26 ..................................      10,000,000        10,332,100
         sub. lien, System, Series B, FSA Insured, 5.00%, 11/15/35 ..............................       5,330,000         5,515,697
         sub. lien, System Improvement, Series B, 5.00%, 11/15/33 ...............................       4,000,000         4,108,040
   Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A,
         6.15%, 9/01/11 .........................................................................         125,000           125,528
         6.30%, 9/01/14 .........................................................................          25,000            25,107
   Colorado Water Resources and Power Development Authority Small Water Resource Revenue,
      Series A, FGIC Insured, 5.80%, 11/01/20 ...................................................       2,000,000         2,184,880
   Colorado Water Resources and Power Development Authority Water Resources Revenue,
         Arapahoe County Water Improvement, Series E, MBIA Insured, 5.00%, 12/01/35 .............       7,500,000         7,780,650
         East Cherry Creek Valley Water Sanitary District, MBIA Insured, 5.00%, 11/15/30 ........       2,590,000         2,703,390
         Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 .......................       5,000,000         5,193,300
   Denver City and County Airport Revenue,
         Refunding, Series B, 5.50%, 11/15/33 ...................................................       5,000,000         5,022,150
         Series A, AMBAC Insured, 5.625%, 11/15/23 ..............................................       4,500,000         4,754,700
         Series D, 7.75%, 11/15/13 ..............................................................       1,000,000         1,163,250
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.50%, 12/01/25 ...........      12,500,000        13,734,375
   Denver Health and Hospital Authority Healthcare Revenue,
         Refunding, Series A, 6.25%, 12/01/33 ...................................................       3,250,000         3,463,720
         Series A, 6.00%, 12/01/23 ..............................................................       1,000,000         1,062,350
         Series A, 6.00%, 12/01/31 ..............................................................       5,400,000         5,628,312
   Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
         11/01/25 ...............................................................................       1,740,000         1,820,179
         11/01/35 ...............................................................................       2,640,000         2,738,050
   E-470 Public Highway Authority Revenue,
         Refunding, Senior Series A, MBIA Insured, 5.00%, 9/01/26 ...............................       5,000,000         5,130,050
         Senior Series A, MBIA Insured, 5.75%, 9/01/29 ..........................................       4,575,000         5,030,624
         Senior Series A, MBIA Insured, 5.75%, 9/01/35 ..........................................      10,825,000        11,888,123
   East Quincy Highlands Metropolitan District GO, Refunding, AMBAC Insured, 5.00%, 12/01/31 ....       1,230,000         1,276,027
   El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%, 12/20/32 ....       1,890,000         1,934,604
   El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 .......................       4,000,000         4,209,520
   El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 ......................       1,500,000         1,669,560
   Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 ......................       5,325,000         5,441,351


14 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
         12/01/19 ...............................................................................    $  1,500,000    $    1,630,680
         12/01/24 ...............................................................................       1,000,000         1,083,240
   Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured, 5.95%, 7/01/28 ..............       1,000,000         1,031,340
   La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
         5.75%, 4/01/14 .........................................................................       2,090,000         2,157,465
         6.00%, 4/01/19 .........................................................................       1,000,000         1,041,160
         6.10%, 4/01/24 .........................................................................       1,000,000         1,037,480
   Lakewood MFHR, Mortgage, FHA Insured,
         6.65%, 10/01/25 ........................................................................       1,235,000         1,253,266
         6.70%, 10/01/36 ........................................................................       3,025,000         3,069,437
   Las Animas County School District No. 1 COP, Refunding,
         6.15%, 12/01/08 ........................................................................       1,000,000         1,010,000
         6.20%, 12/01/10 ........................................................................         935,000           944,350
   Northwest Parkway Public Highway Authority Revenue, Series A,
         AMBAC Insured, 5.125%, 6/15/26 .........................................................       7,550,000         7,996,658
         AMBAC Insured, 5.125%, 6/15/31 .........................................................       4,465,000         4,690,884
         FSA Insured, 5.25%, 6/15/41 ............................................................       3,460,000         3,644,660
   Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured, 5.375%, 12/01/30 ..........       2,940,000         3,126,631
   Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%, 11/01/21 ..       4,300,000         4,784,653
   Pueblo County COP, Public Parking, 6.90%, 7/01/15 ............................................         385,000           385,350
   Pueblo County GO, MBIA Insured, Pre-Refunded, 6.00%, 6/01/16 .................................       4,395,000         4,455,255
   Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
      12/01/19 ..................................................................................       3,995,000         4,376,283
   Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
      Refunding, 7.875%, 9/01/08 ................................................................       2,750,000         3,075,160
   Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal,
      MBIA Insured, 5.00%, 12/01/29 .............................................................       6,100,000         6,323,443
   Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 .............................       7,010,000         7,266,776
   University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 ..........................       6,070,000         6,257,199
   University of Colorado Enterprise System Revenue, Refunding and Improvement, FGIC Insured,
      5.00%, 6/01/33 ............................................................................      10,790,000        11,236,706
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/25 .................       1,900,000         1,966,823
   University of Northern Colorado Revenue,
         Auxiliary Facilities Systems, Refunding and Improvement, AMBAC Insured, 5.00%,
            6/01/31 .............................................................................       3,000,000         3,067,830
         FSA Insured, 5.00%, 6/01/30 ............................................................       9,580,000         9,946,627
         FSA Insured, 5.00%, 6/01/35 ............................................................       1,500,000         1,556,220
   Ute Water Conservancy District Water Revenue, MBIA Insured, 5.75%, 6/15/20 ...................       5,000,000         5,468,200
   Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 ............................       1,555,000         1,644,879
                                                                                                                     --------------
                                                                                                                        377,558,529
                                                                                                                     --------------
   U.S. TERRITORIES 3.5%
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 ....       1,335,000         1,365,838


                                        Quarterly Statements of Investments | 15

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN COLORADO TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ..............................................................    $  2,120,000    $    2,195,175
         Series I, 5.375%, 7/01/34 ..............................................................       5,000,000         5,221,350
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
         5.40%, 10/01/12 ........................................................................       2,500,000         2,620,200
         5.50%, 10/01/22 ........................................................................       2,500,000         2,594,850
                                                                                                                     --------------
                                                                                                                         13,997,413
                                                                                                                     --------------
   TOTAL BONDS (COST $370,481,632) ..............................................................                       391,555,942
                                                                                                                     --------------
   ZERO COUPON BONDS 1.4%
   COLORADO 1.4%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
         Series A, MBIA Insured, 9/01/33 ........................................................       3,000,000           660,900
         Series B, MBIA Insured, 9/01/32 ........................................................       7,800,000         1,823,250
         Series B, MBIA Insured, 9/01/34 ........................................................      14,075,000         2,922,252
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $5,168,735) ....................................................                         5,406,402
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $375,650,367) ..............................................                       396,962,344
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.0%
   BONDS 1.0%
   COLORADO 1.0%
(b)Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federal Bond
      Program,
         Daily VRDN and Put, 3.00%, 2/01/35 .....................................................       1,800,000         1,800,000
         Series A-4, Daily VRDN and Put, 3.00%, 2/01/34 .........................................       1,000,000         1,000,000
(b)Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 3.00%,
      11/01/29 ..................................................................................       1,300,000         1,300,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,100,000) ...............................................                         4,100,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $379,750,367) 100.8% .................................................                       401,062,344
   OTHER ASSETS, LESS LIABILITIES (0.8)% ........................................................                        (3,244,685)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $ 397,817,659
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.5%
   BONDS 97.5%
   CONNECTICUT 76.8%
   Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/15/19 ..........................    $  1,000,000    $    1,109,710
   Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
      5.125%, 10/01/26 ...........................................................................       3,000,000         3,087,030
   Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
         5.75%, 12/01/23 .........................................................................         750,000           778,665
         Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22 ..................       2,000,000         2,148,360
         Church Homes Inc., Refunding, 5.80%, 4/01/21 ............................................       4,000,000         4,081,800
         Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ...........................       1,100,000         1,113,156
   Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
      Series A, 5.85%, 9/01/28 ...................................................................       5,500,000         5,833,575
   Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
      Refunding, Radian Insured, 5.00%, 9/01/21 ..................................................       2,000,000         2,044,680
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project,
         6.15%, 4/01/35 ..........................................................................       1,000,000         1,038,290
         6.00%, 9/01/36 ..........................................................................      10,000,000        10,290,200
   Connecticut State GO, Series B,
         5.00%, 6/15/22 ..........................................................................       2,000,000         2,087,020
         Pre-Refunded, 5.00%, 6/15/20 ............................................................      10,000,000        10,721,900
   Connecticut State Health and Educational Facilities Authority Revenue,
         Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 ............       2,000,000         2,089,300
         Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 ................................       5,000,000         5,139,550
         Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ...........................       3,250,000         3,508,050
         Child Care Facilities Program, Series C, AMBAC Insured, 5.625%, 7/01/29 .................       1,250,000         1,348,663
         Child Care Facilities Program, Series E, AMBAC Insured, 5.00%, 7/01/31 ..................       1,000,000         1,032,160
         Connecticut College Project, Series D-1, MBIA Insured, 5.75%, 7/01/30 ...................       1,000,000         1,088,650
         Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%, 7/01/29 ..............       3,500,000         3,760,120
         Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
            7/01/25 ..............................................................................       9,195,000         9,861,454
         Eastern Connecticut Health Network, Series C, Radian Insured, 5.125%, 7/01/30 ...........       2,500,000         2,563,600
         Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ..............       2,500,000         2,678,175
         Fairfield University, Series I, MBIA Insured, Pre-Refunded, 5.50%, 7/01/29 ..............       8,000,000         8,636,960
         Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 ............................       3,000,000         3,218,100
         Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 ................................       4,210,000         4,346,236
         Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ..............................       2,000,000         2,065,920
         Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 .........................       3,765,000         3,896,888
         Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%, 7/01/29 ..................       1,000,000         1,070,520
         Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 .........................       3,000,000         2,960,490
         Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 ..........................       3,200,000         3,089,024
         Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ...............................         475,000           578,384
         New Horizons Village Project, 7.30%, 11/01/16 ...........................................       2,905,000         2,941,225
         Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ...........................       1,675,000         1,737,595
         Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%, 7/01/28 ............       4,000,000         4,061,880
         Sacred Heart University, Series C, 6.50%, 7/01/16 .......................................         235,000           242,198
         Sacred Heart University, Series C, 6.625%, 7/01/26 ......................................         785,000           807,961
         Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 .........................         765,000           793,756
         Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 ........................       6,215,000         6,452,972
         Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 .........................       1,000,000         1,061,930


                                        Quarterly Statements of Investments | 17

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT (CONT.)
   Connecticut State Health and Educational Facilities Authority Revenue, (cont.)
         Series B, MBIA Insured, 5.00%, 7/01/33 ..................................................    $  2,000,000    $    2,072,600
         St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ................................       4,615,000         4,425,554
         Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 ................................       5,425,000         5,626,701
         Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 .................................       1,855,000         1,941,795
         University of Connecticut Foundation, Series A, 5.375%, 7/01/29 .........................       1,250,000         1,305,800
         Village Families and Children, Series A, AMBAC Insured, 5.00%, 7/01/32 ..................       1,000,000         1,033,700
         Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ...............................       2,000,000         2,147,000
         William W. Backus Hospital, Series G, FSA Insured, 5.00%, 7/01/35 .......................       3,870,000         4,028,206
         Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ...........................       5,000,000         5,042,300
         Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%, 7/01/25 ..............       4,000,000         4,133,080
         Yale University, Series Y-1, 5.00%, 7/01/35 .............................................      15,000,000        15,720,300
   Connecticut State HFAR,
         Housing Mortgage Finance Program, Refunding, Sub Series E-2, 5.20%, 11/15/21 ............       1,840,000         1,874,702
         Housing Mortgage Finance Program, Series B, 6.10%, 11/15/31 .............................       2,715,000         2,807,337
         Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 ...........................       1,500,000         1,541,955
         Housing Mortgage Finance Program, Sub Series E-4, 5.05%, 5/15/28 ........................       4,650,000         4,703,382
         Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22 ......       1,000,000         1,055,370
         Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32 ......       1,000,000         1,037,230
   Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
      Loan Program, Series A,
         AMBAC Insured, 6.00%, 11/15/18 ..........................................................         745,000           751,996
         MBIA Insured, 5.50%, 11/15/17 ...........................................................       1,050,000         1,057,791
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
         Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ...................................       1,000,000         1,095,180
         Series B, AMBAC Insured, 5.00%, 12/01/20 ................................................       5,000,000         5,274,150
         Series B, AMBAC Insured, 5.00%, 12/01/22 ................................................       1,000,000         1,046,780
   Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
      MBIA Insured, 5.00%, 11/15/30 ..............................................................       5,000,000         5,235,300
   Griswold GO, AMBAC Insured, 7.50%, 4/01/06 ....................................................         200,000           202,716
   New Haven GO, Refunding, Series C, MBIA Insured, 5.00%, 11/01/22 ..............................       3,000,000         3,159,930
   South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%,
      8/01/33 ....................................................................................      11,570,000        12,001,214
   University of Connecticut Revenue, Student Fee,
         Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ......................................      10,000,000        10,487,200
         Series A, 5.00%, 5/15/23 ................................................................      10,000,000        10,481,900
         Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ...................................       1,500,000         1,682,955
                                                                                                                      --------------
                                                                                                                         238,340,271
                                                                                                                      --------------


18 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 20.7%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ..................................................................    $  4,000,000    $    4,049,600
   Puerto Rico Commonwealth GO, Public Improvement,
         FSA Insured, 5.125%, 7/01/30 ............................................................         835,000           871,306
         FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................       1,165,000         1,260,052
         MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..............................................       1,000,000         1,090,750
         Series A, 5.00%, 7/01/29 ................................................................       1,000,000         1,002,730
         Series A, 5.125%, 7/01/31 ...............................................................       3,195,000         3,237,334
         Series A, 5.00%, 7/01/33 ................................................................       1,000,000           991,090
         Series A, 5.00%, 7/01/34 ................................................................         750,000           743,213
         Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ....................................       4,000,000         4,329,920
         Series A, Pre-Refunded, 5.125%, 7/01/31 .................................................       1,000,000         1,081,590
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series A, 5.00%, 7/01/38 ................................................................       2,500,000         2,476,075
         Series G, 5.00%, 7/01/33 ................................................................       1,000,000           991,090
   Puerto Rico Electric Power Authority Power Revenue,
         Series HH, FSA Insured, 5.25%, 7/01/29 ..................................................      13,000,000        13,876,460
         Series II, 5.25%, 7/01/31 ...............................................................       1,000,000         1,035,310
         Series RR, XLCA Insured, 5.00%, 7/01/30 .................................................       1,000,000         1,041,670
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .......       3,595,000         3,615,563
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..................       1,000,000         1,024,570
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ...............................................................       1,995,000         2,065,743
         Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................       6,005,000         6,575,895
         Series I, 5.00%, 7/01/36 ................................................................       1,000,000           990,680
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 ...............................................................       5,000,000         5,423,750
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
         10/01/13 ................................................................................       2,500,000         2,621,350
         10/01/22 ................................................................................       2,500,000         2,594,850
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
      7/01/21 ....................................................................................       1,000,000           994,720
                                                                                                                      --------------
                                                                                                                          63,985,311
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $289,325,092) ...............................................                       302,325,582
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 19

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.3%
   BONDS 1.3%
   CONNECTICUT 1.3%
(a)Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series V-1, Daily VRDN and Put, 2.90%, 7/01/36 .............................................    $  3,300,000    $    3,300,000
(a)Connecticut State Health and Educational United Methodist Home, Series A, Weekly VRDN and
      Put, 3.03%, 7/01/31 ........................................................................         750,000           750,000
                                                                                                                      --------------
                                                                                                                           4,050,000
                                                                                                                      --------------
   U.S. TERRITORIES 0.0%(b)
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 2.93%, 7/01/28 ...............................         100,000           100,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,150,000) ................................................                         4,150,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $293,475,092) 98.8% ...................................................                       306,475,582
   OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                         3,871,792
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  310,347,374
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)   Rounds to less than 0.05% of net assets.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.3%
   BONDS 96.3%
   U.S. TERRITORIES 96.3%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 ..................................................................    $  5,000,000    $    5,062,000
   Guam International Airport Authority Revenue,
         Series A, MBIA Insured, 5.25%, 10/01/20 .................................................       1,725,000         1,861,292
         Series A, MBIA Insured, 5.25%, 10/01/22 .................................................         700,000           752,878
         Series B, MBIA Insured, 5.25%, 10/01/22 .................................................       1,000,000         1,075,540
         Series B, MBIA Insured, 5.25%, 10/01/23 .................................................       1,000,000         1,073,470
         Series C, MBIA Insured, 5.25%, 10/01/21 .................................................       5,000,000         5,195,750
         Series C, MBIA Insured, 5.00%, 10/01/23 .................................................       5,000,000         5,133,150
   Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
         5.125%, 10/01/29 ........................................................................       1,975,000         2,060,004
         5.25%, 10/01/34 .........................................................................       7,000,000         7,384,860
   Puerto Rico Commonwealth GO, Public Improvement,
         MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..............................................       3,000,000         3,272,250
         Series A, 5.375%, 7/01/28 ...............................................................       1,300,000         1,341,249
         Series A, 5.00%, 7/01/29 ................................................................       4,500,000         4,512,285
         Series A, 5.00%, 7/01/34 ................................................................       5,000,000         4,954,750
         Series A, FGIC Insured, 5.125%, 7/01/31 .................................................       3,315,000         3,464,142
         Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31 ...................................       1,685,000         1,822,479
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 .............................................................................      11,850,000        12,673,101
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue,
         Refunding, Series H, 5.00%, 7/01/35 .....................................................         100,000            99,081
         Series K, 5.00%, 7/01/30 ................................................................       1,000,000           995,760
         Series K, 5.00%, 7/01/35 ................................................................       5,815,000         5,761,560
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series B, Pre-Refunded, 6.00%, 7/01/39 ..................................................      10,000,000        11,164,300
         Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................      11,990,000        13,129,889
         Series K, 5.00%, 7/01/40 ................................................................       8,500,000         8,375,815
   Puerto Rico Commonwealth Infrastructure Financing Authority Revenue, Series B, 5.00%,
      7/01/37 ....................................................................................      15,000,000        14,858,250
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
      ETM, 5.50%, 10/01/32 .......................................................................      10,000,000        10,853,100
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue,
         Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/21 ...................................      10,000,000        10,449,500
         Refunding, Series C, AMBAC Insured, 5.50%, 7/01/27 ......................................       1,500,000         1,735,170
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................................................       1,000,000         1,044,950
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
      Series C, AMBAC Insured, 5.50%, 7/01/23 ....................................................       2,500,000         2,867,225
   Puerto Rico Electric Power Authority Power Revenue,
         Series HH, FSA Insured, 5.25%, 7/01/29 ..................................................       1,605,000         1,713,209
         Series II, 5.25%, 7/01/31 ...............................................................      15,500,000        16,047,305
         Series II, FSA Insured, 5.125%, 7/01/26 .................................................       1,000,000         1,056,120
         Series NN, 5.125%, 7/01/29 ..............................................................       5,125,000         5,258,967
         Series NN, MBIA Insured, 5.00%, 7/01/32 .................................................       4,000,000         4,155,640
         Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................       9,170,000         9,559,358
         Series RR, XLCA Insured, 5.00%, 7/01/30 .................................................       1,725,000         1,796,881


                                        Quarterly Statements of Investments | 21

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .......................................    $ 10,000,000    $   10,019,800
   Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ............................      11,160,000        11,327,958
   Puerto Rico HFC Revenue,
         MFM, Portfolio A-I, 7.50%, 10/01/15 .....................................................         205,000           205,326
         MFM, Portfolio A-I, 7.50%, 4/01/22 ......................................................         590,000           590,425
         Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ..................       2,060,000         2,106,412
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
      First Portfolio, 6.25%, 4/01/29 ............................................................       1,915,000         1,942,863
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
      Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ...................................         900,000           915,165
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Hospital Revenue,
         Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25 ......................       2,500,000         2,535,450
         Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 .......................         500,000           507,200
         Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%, 7/01/24 ...............       8,445,000         8,550,731
         Mennonite General Hospital Project, 5.625%, 7/01/17 .....................................         710,000           664,908
         Mennonite General Hospital Project, 5.625%, 7/01/27 .....................................       1,950,000         1,734,857
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue,
         Guaynabo Municipal Government, 5.625%, 7/01/15 ..........................................       6,550,000         6,725,802
         Guaynabo Municipal Government, 5.625%, 7/01/22 ..........................................       3,160,000         3,232,996
         Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ............................................       1,250,000         1,257,150
         Guaynabo Warehouse, Series A, 5.20%, 7/01/24 ............................................       4,120,000         4,134,379
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue,
         Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21 ....................       2,000,000         2,079,520
         Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29 .....................       7,850,000         7,914,370
         Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .........................       5,970,000         6,408,556
         International American University of Puerto Rico Project, MBIA Insured, 4.25%,
            10/01/24 .............................................................................       1,000,000           985,920
         International American University of Puerto Rico Project, MBIA Insured, 4.375%,
            10/01/25 .............................................................................       1,000,000           997,970
         International American University of Puerto Rico Project, MBIA Insured, 4.50%,
            10/01/29 .............................................................................       3,750,000         3,733,500
         University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ........................       6,000,000         6,147,420
   Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured, 5.50%, 8/01/23 ................       7,400,000         7,921,108
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ...........       5,500,000         5,714,005
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ...............................................................       3,430,000         3,551,628
         Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................       9,070,000         9,932,285
         Series I, 5.25%, 7/01/33 ................................................................       4,500,000         4,612,140
         Series I, 5.375%, 7/01/34 ...............................................................       5,000,000         5,221,350
         Series I, 5.00%, 7/01/36 ................................................................       4,000,000         3,962,720
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ....................       1,250,000         1,252,963
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
         Mandatory Put 2/01/12, Refunding, Series A, MBIA Insured, 5.25%, 8/01/29 ................       3,000,000         3,234,900
         Series A, Pre-Refunded, 5.00%, 6/01/26 ..................................................       2,865,000         3,006,159
         Series E, 5.50%, 8/01/29 ................................................................       2,155,000         2,241,415
         Series E, Pre-Refunded, 5.50%, 8/01/29 ..................................................       6,845,000         7,517,384


22 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
         6.45%, 3/01/16 ..........................................................................    $    160,000    $      161,480
         6.50%, 3/01/25 ..........................................................................         390,000           393,506
   Virgin Islands PFAR,
         Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26 .........................       5,000,000         5,161,700
         Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .........................       9,220,000         9,450,777
         Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31 .................       2,500,000         2,551,675
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ......................       3,000,000         3,121,950
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ......................       6,750,000         7,006,095
         senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 .....................       3,950,000         4,102,154
         senior lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24 .........................       2,000,000         2,068,340
   Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
         5.25%, 9/01/18 ..........................................................................       3,930,000         4,128,033
         5.00%, 9/01/23 ..........................................................................      10,000,000        10,265,000
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
         7/01/18 .................................................................................       4,175,000         4,155,878
         7/01/21 .................................................................................       1,000,000           994,720
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
         5.25%, 7/01/12 ..........................................................................       4,000,000         4,079,520
         5.50%, 7/01/17 ..........................................................................       4,000,000         4,077,400
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $373,131,358) ...............................................                       387,166,243
                                                                                                                      --------------
   SHORT TERM INVESTMENT (COST $7,443,000) 1.9%
   BONDS 1.9%
   U.S. TERRITORIES 1.9%
(a)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
      Weekly VRDN and Put, 2.85%, 12/01/15 .......................................................       7,443,000         7,443,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $380,574,358) 98.2% ...................................................                       394,609,243
   OTHER ASSETS, LESS LIABILITIES 1.8% ...........................................................                         7,256,760
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  401,866,003
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 23
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   BONDS 97.5%
   ALABAMA 6.1%
   Alabama State GO, Series A, 4.00%,
         9/01/12 .................................................................................    $  2,130,000    $    2,153,749
         9/01/15 .................................................................................       1,000,000           990,400
   Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B,
      AMBAC Insured,
         4.625%, 8/15/13 .........................................................................       5,900,000         6,152,874
         4.125%, 2/15/14 .........................................................................       3,000,000         3,034,320
   East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
      Series A, MBIA Insured,
         4.50%, 9/01/13 ..........................................................................       1,925,000         1,986,196
         4.625%, 9/01/14 .........................................................................       2,010,000         2,076,531
         4.50%, 9/01/15 ..........................................................................       2,100,000         2,145,024
   Huntsville GO, Capital Improvement wts., Series C, AMBAC Insured, 4.00%, 11/01/14 .............       1,000,000         1,004,010
   Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
         4.80%, 6/01/13 ..........................................................................       2,400,000         2,508,960
         5.00%, 6/01/17 ..........................................................................       2,900,000         3,073,014
   Jefferson County GO, Capital Improvement wts., Series A, MBIA Insured, 5.00%, 4/01/17 .........       2,195,000         2,328,215
   Jefferson County Ltd. Obligation School Revenue wts., Series A, 5.25%, 1/01/16 ................       2,000,000         2,131,180
   Sylacauga GO, wts., AMBAC Insured, Pre-Refunded, 5.50%, 6/01/12 ...............................         600,000           655,512
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/15 .................       4,070,000         4,356,691
                                                                                                                      --------------
                                                                                                                          34,596,676
                                                                                                                      --------------
   ARIZONA 4.4%
   Arizona School Facilities Board Revenue, Series B, FGIC Insured, 4.00%, 9/01/13 ...............       5,000,000         5,036,200
   Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
      9/01/16 ....................................................................................       2,505,000         2,749,363
   Maricopa County GO,
         School District No. 11, Peoria Unified, Refunding, FSA Insured, 4.00%, 7/01/12 ..........       2,200,000         2,236,850
         School District No. 40, Glendale School Improvement, 6.10%, 7/01/08 .....................         570,000           576,885
         School District No. 97, Deer Valley School Improvement, Series A, FGIC Insured, 4.75%,
            7/01/12 ..............................................................................       4,000,000         4,228,600
   Maricopa County Hospital Revenue, Sun Health Corp., 5.00%, 4/01/18 ............................       2,000,000         2,047,780
   Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
      7/01/15 ....................................................................................       3,000,000         3,009,420
   Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
      7/01/14 ....................................................................................       1,000,000         1,006,480
   Mesa GO, Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ....................................         715,000           722,350
   Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
         7/01/14 .................................................................................       1,110,000         1,117,193
         7/01/15 .................................................................................       1,000,000         1,002,570
         7/01/16 .................................................................................       1,000,000           998,270
                                                                                                                      --------------
                                                                                                                          24,731,961
                                                                                                                      --------------
   ARKANSAS 1.3%
   Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A, 6.20%,
      8/01/17 ....................................................................................       1,105,000         1,165,267
   Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 .............................       2,500,000         2,503,400


24 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   University of Arkansas University Revenues,
         Construction, University of Arkansas for Medical Sciences Campus, Refunding, Series A,
            MBIA Insured, 5.00%, 11/01/16 ........................................................    $  1,000,000    $    1,071,170
         Student Fee University of Arkansas at Fort Smith, FSA Insured, 4.75%, 12/01/15 ..........       2,295,000         2,394,557
                                                                                                                      --------------
                                                                                                                           7,134,394
                                                                                                                      --------------
   CALIFORNIA 8.3%
   California State Department of Water Resources Power Supply Revenue, Series A,
      Pre-Refunded, 5.125%, 5/01/18 ..............................................................       3,000,000         3,296,070
   California State GO,
         Refunding, 5.00%, 2/01/17 ...............................................................       3,000,000         3,151,560
         Various Purpose, 5.25%, 11/01/17 ........................................................      10,000,000        10,720,600
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, ETM, 5.00%,
      6/01/12 ....................................................................................       1,500,000         1,610,670
   Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
      4.25%, 7/01/17 .............................................................................       6,530,000         6,588,770
   Los Angeles USD, GO, Series A, MBIA Insured,
         4.125%, 7/01/15 .........................................................................       2,500,000         2,533,225
         4.25%, 7/01/16 ..........................................................................       2,500,000         2,538,775
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 4.00%, 6/01/14 ................      10,000,000        10,129,300
   North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
      Pre-Refunded, 4.00%, 8/01/15 ...............................................................       2,000,000         2,039,560
   Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/16 ...............       2,870,000         3,122,072
   Val Verde USD, COP, Refunding, FGIC Insured, ETM, 5.00%, 1/01/15 ..............................       1,000,000         1,093,740
                                                                                                                      --------------
                                                                                                                          46,824,342
                                                                                                                      --------------
   COLORADO 4.7%
   Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, MBIA Insured,
      4.375%, 9/01/17 ............................................................................      17,000,000        17,167,110
   Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ............       3,000,000         3,330,300
   Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ..................................       6,000,000         5,943,240
                                                                                                                      --------------
                                                                                                                          26,440,650
                                                                                                                      --------------
   CONNECTICUT 0.4%
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2, 6.00%,
      11/15/10 ...................................................................................       2,000,000         2,060,440
                                                                                                                      --------------
   FLORIDA 8.2%
   Collier County Capital Improvement Revenue, FGIC Insured, 4.60%, 10/01/13 .....................       1,000,000         1,042,740
   Collier County School Board COP, Refunding, FSA Insured, 5.00%, 2/15/16 .......................      10,710,000        11,441,493
   Florida State Department of Management Services Division Facilities Management Revenue,
      Florida Facilities Pool, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/17 ................       5,660,000         6,078,217
   Jacksonville Electric Authority Revenue, Electric System, Sub Series A, Pre-Refunded,
      5.00%, 10/01/16 ............................................................................       3,420,000         3,440,417
   Jacksonville Water and Sewer System Revenue, Series B, FSA Insured, 4.10%, 10/01/13 ...........       3,000,000         3,011,370
   Marion County Public Improvement Revenue, Refunding, MBIA Insured,
         4.20%, 12/01/12 .........................................................................       1,400,000         1,437,548
         4.30%, 12/01/13 .........................................................................       1,800,000         1,845,882


                                        Quarterly Statements of Investments | 25

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 ...................................    $  1,115,000    $    1,115,714
   Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
      10/01/14 ...................................................................................       7,000,000         7,028,770
   Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
      Pre-Refunded,
         6.20%, 12/01/08 .........................................................................         275,000           288,296
         6.30%, 12/01/09 .........................................................................         580,000           608,606
   Tampa Bay Water Utility System Revenue,
         FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 .............................................       1,000,000         1,114,750
         Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/15 ...................................       4,140,000         4,399,040
         Series B, FGIC Insured, Pre-Refunded, 4.75%, 10/01/16 ...................................       3,400,000         3,612,738
                                                                                                                      --------------
                                                                                                                          46,465,581
                                                                                                                      --------------
   GEORGIA 1.2%
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
      12/01/13 ...................................................................................       1,020,000           985,228
   South Georgia Governmental Services Authority Revenue, FGIC Insured, 5.00%, 1/01/16 ...........       2,650,000         2,865,577
   Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
      11/01/07 ...................................................................................       3,105,000         3,111,024
                                                                                                                      --------------
                                                                                                                           6,961,829
                                                                                                                      --------------
   HAWAII 0.6%
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
         Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 ........................................       2,500,000         2,636,600
         Kapiolani Health Care, ETM, 5.60%, 7/01/06 ..............................................         500,000           506,595
                                                                                                                      --------------
                                                                                                                           3,143,195
                                                                                                                      --------------
   ILLINOIS 0.8%
   Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ............................       3,125,000         3,169,938
   Illinois Health Facilities Authority Revenue, Victory Health Services, Series A, 5.25%,
      8/15/09 ....................................................................................       1,170,000         1,162,933
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center, ETM, 5.75%, 7/01/06 .....................................................         270,000           273,942
                                                                                                                      --------------
                                                                                                                           4,606,813
                                                                                                                      --------------
   KENTUCKY 0.4%
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement,
         5.70%, 10/01/10 .........................................................................       1,000,000           982,590
         5.75%, 10/01/11 .........................................................................       1,500,000         1,469,430
                                                                                                                      --------------
                                                                                                                           2,452,020
                                                                                                                      --------------
   LOUISIANA 0.7%
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13  .................       4,000,000         4,165,560
                                                                                                                      --------------
   MARYLAND 0.2%
   Maryland State Health and Higher Educational Facilities Authority Revenue, AMBAC Insured,
      5.00%, 7/01/15 .............................................................................       1,000,000         1,080,960
                                                                                                                      --------------


26 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS 1.9%
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
      Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .................    $  3,000,000    $    3,336,510
   Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
      first mortgage, Refunding, Series A, 5.50%, 7/01/08  .......................................       1,530,000         1,541,108
   Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
      Project, Refunding, Series A,
         5.15%, 12/01/07 .........................................................................       2,000,000         2,036,260
         5.20%, 12/01/08 .........................................................................       2,000,000         2,031,460
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
      10/01/12 ...................................................................................       1,745,000         1,820,087
                                                                                                                      --------------
                                                                                                                          10,765,425
                                                                                                                      --------------
   MICHIGAN 6.0%
   Battle Creek Downtown Development Authority Tax Allocation, MBIA Insured, Pre-Refunded,
      5.00%, 5/01/17 .............................................................................       3,295,000         3,422,648
   Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
      Hospital, Refunding, Series B, 5.30%, 11/01/07 .............................................         815,000           830,469
   Ferris State University Revenue, Refunding, AMBAC Insured, 5.00%, 10/01/18 ....................       2,640,000         2,699,611
   Garden City School District GO, Refunding, FSA Insured, 5.00%,
         5/01/15 .................................................................................       1,250,000         1,352,238
         5/01/18 .................................................................................       1,455,000         1,538,823
   Gull Lake Community School District GO, School Building and Site, FSA Insured, 5.00%,
      5/01/16 ....................................................................................       1,000,000         1,067,810
   Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
         5/01/16 .................................................................................       1,925,000         2,048,469
         5/01/17 .................................................................................       2,025,000         2,147,492
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
      MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ................................................       1,200,000         1,321,008
   Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%, 5/01/16 ......       1,630,000         1,734,548
   Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
      MBIA Insured, 4.25%, 9/01/13 ...............................................................       1,245,000         1,281,690
   South Lyon Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/17 .......................       4,385,000         4,676,164
   Wayne-Westland Community Schools GO, Refunding,
         4.50%, 5/01/12 ..........................................................................       1,035,000         1,079,402
         4.625%, 5/01/13 .........................................................................       1,095,000         1,150,637
         FSA Insured, 5.00%, 5/01/16 .............................................................       2,825,000         3,015,151
   Western Townships Utilities Authority GO, Refunding, MBIA Insured, 4.75%, 1/01/17 .............       4,290,000         4,404,800
                                                                                                                      --------------
                                                                                                                          33,770,960
                                                                                                                      --------------
   MINNESOTA 4.4%
   Chaska ISD No. 112 GO, Refunding, Series A,
         5.00%, 2/01/16 ..........................................................................       4,000,000         4,160,880
         FSA Insured, 4.00%, 2/01/14 .............................................................       2,060,000         2,080,085
   Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ..............................................       3,000,000         3,164,880
   Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
      2/01/17 ....................................................................................       1,000,000         1,025,530


                                        Quarterly Statements of Investments | 27

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
         2/01/14 .................................................................................    $  2,340,000    $    2,490,064
         2/01/15 .................................................................................       2,425,000         2,570,961
         2/01/16 .................................................................................       2,460,000         2,598,424
   Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ..........................       2,215,000         2,309,647
   Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
         4.00%, 2/01/13 ..........................................................................       2,070,000         2,095,855
         4.125%, 2/01/14 .........................................................................       2,175,000         2,210,996
                                                                                                                      --------------
                                                                                                                          24,707,322
                                                                                                                      --------------
   MISSOURI 1.6%
   Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
      MBIA Insured, 5.00%, 3/01/16 ...............................................................       2,000,000         2,140,540
   Lake of the Ozarks Community Bridge Corp. Bridge System Revenue,
         Pre-Refunded, 5.00%, 12/01/08 ...........................................................       1,940,000         1,987,556
         Refunding, 5.00%, 12/01/08 ..............................................................       1,060,000         1,067,293
   Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
      MBIA Insured,
         4.375%, 4/01/12 .........................................................................         335,000           346,802
         4.50%, 4/01/14 ..........................................................................         545,000           562,669
         4.60%, 4/01/15 ..........................................................................       1,360,000         1,404,635
         4.70%, 4/01/16 ..........................................................................       1,165,000         1,204,249
                                                                                                                      --------------
                                                                                                                           8,713,744
                                                                                                                      --------------
   NEW JERSEY 6.8%
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
      Management Inc. Project, Mandatory Put 12/01/09, Refunding, Series A, 6.85%,
         12/01/29 ................................................................................       2,625,000         2,930,051
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
      Series 1, 5.90%, 1/01/15 ...................................................................         850,000           854,837
   New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
      6/15/17 ....................................................................................       5,000,000         5,247,600
   New Jersey State Educational Facilities Authority Revenue, Higher Education Capital
      Improvement, Refunding, Series A, FSA Insured, 5.00%, 9/01/18 ..............................       7,750,000         8,279,247
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
         Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .......................................      10,000,000        10,391,800
         Series D, FSA Insured, 5.00%, 6/15/19 ...................................................      10,000,000        10,582,500
                                                                                                                      --------------
                                                                                                                          38,286,035
                                                                                                                      --------------
   NEW YORK 12.6%
   Liverpool Central School District GO, Refunding, FSA Insured, 5.00%, 7/15/14 ..................       1,560,000         1,664,707
   Middletown City School District GO, Refunding, Series A, FSA Insured, 4.00%,
         11/01/14 ................................................................................       1,785,000         1,796,745
         11/01/15 ................................................................................       2,050,000         2,054,858
   MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, ETM, 5.50%,
      7/01/11 ....................................................................................       2,215,000         2,357,358
   MTA Revenue, Transportation,
         Series C, 5.00%, 11/15/16 ...............................................................       1,150,000         1,235,261
      (a)Series F, 5.00%, 11/15/15 ...............................................................       1,250,000         1,342,150


28 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   MTA Transit Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ........................    $  1,500,000    $    1,633,800
   New York City GO,
         Refunding, Series C, MBIA Insured, 5.875%, 8/01/16 ......................................           5,000             5,510
         Refunding, Series H, 5.00%, 8/01/17 .....................................................       4,330,000         4,543,685
         Series C, MBIA Insured, Pre-Refunded, 5.875%, 8/01/16 ...................................       1,245,000         1,385,511
         Series F, 4.75%, 1/15/16 ................................................................       3,000,000         3,091,110
         Series H, 5.90%, 8/01/09 ................................................................         495,000           518,349
         Series H, 5.00%, 8/01/16 ................................................................       3,000,000         3,161,370
         Series H, Pre-Refunded, 5.90%, 8/01/09 ..................................................           5,000             5,266
         Series I, 5.00%, 8/01/18 ................................................................      10,000,000        10,464,100
         Series J, 6.00%, 8/01/08 ................................................................         985,000         1,034,664
         Series J, Pre-Refunded, 6.00%, 8/01/08 ..................................................       2,015,000         2,123,629
         Series O, 5.00%, 6/01/19 ................................................................       5,000,000         5,234,600
   New York City Transitional Finance Authority Revenue, Series C, 4.50%, 2/15/13 ................       4,500,000         4,674,690
   New York State Dormitory Authority Revenue, FHA Insured Mortgage, St. Barnabas, Series B,
      AMBAC Insured, 4.25%, 8/01/14 ..............................................................       2,355,000         2,394,517
   New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
         Refunding, Series D, 5.60%, 2/15/07 .....................................................         140,000           143,485
         Series D, MBIA Insured, 5.00%, 8/15/17 ..................................................       2,000,000         2,084,100
   New York State Energy Research and Development Authority PCR, New York State Electric and
      Gas, MBIA Insured, 4.10%, 3/15/15 ..........................................................       7,000,000         7,002,940
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
      Pre-Refunded, 5.75%,
         4/01/08 .................................................................................         500,000           514,080
         4/01/09 .................................................................................       1,150,000         1,182,384
   Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment, 7.00%,
      10/01/07 ...................................................................................         500,000           509,060
   Yonkers GO,
         Refunding, Series A, MBIA Insured, 5.00%, 8/01/17 .......................................       6,435,000         6,850,379
         Series B, FSA Insured, 4.00%, 10/15/16 ..................................................       1,890,000         1,862,085
                                                                                                                      --------------
                                                                                                                          70,870,393
                                                                                                                      --------------
   NORTH CAROLINA 4.5%
   Asheville Water System Revenue, FSA Insured, Pre-Refunded, 5.25%,
         8/01/15 .................................................................................         915,000           994,029
         8/01/17 .................................................................................       1,020,000         1,108,097
         8/01/19 .................................................................................       1,030,000         1,118,961
   Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ......................................       4,000,000         4,243,800
   North Carolina Eastern Municipal Power Agency Power System Revenue,
         Refunding, Series D, 6.00%, 1/01/09 .....................................................         800,000           825,352
         Series D, 6.45%, 1/01/14 ................................................................       1,000,000         1,098,510
   North Carolina Infrastructure Financial Corp. COP, Correctional Facilities Project, Series A,
      4.00%, 2/01/17 .............................................................................       2,715,000         2,671,669
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
      6.50%, 1/01/09 .............................................................................       5,000,000         5,387,800
   Rutherford County COP, Refunding, AMBAC Insured, 5.00%, 9/01/17 ...............................       1,275,000         1,346,897
   Wake County GO, Public Improvement, 4.50%, 3/01/14 ............................................       6,400,000         6,646,400
                                                                                                                      --------------
                                                                                                                          25,441,515
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 29

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO 8.8%
   Akron GO, Various Purpose, Refunding and Improvement, MBIA Insured, 4.125%,
      12/01/14 ...................................................................................    $  1,000,000    $    1,014,870
   Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 4.00%,
      12/01/14 ...................................................................................       2,140,000         2,157,484
   Allen County GO, AMBAC Insured, 4.75%, 12/01/17 ...............................................       2,180,000         2,268,028
   Bowling Green State University of Ohio General Receipts GO, MBIA Insured, 5.00%,
         6/01/14 .................................................................................       2,285,000         2,475,455
         6/01/15 .................................................................................       1,400,000         1,504,090
   Butler County GO, MBIA Insured, 4.00%, 12/01/14 ...............................................       1,210,000         1,219,886
   Cleveland Municipal School District GO, FSA Insured, 5.00%,
         12/01/14 ................................................................................       1,915,000         2,068,851
         12/01/15 ................................................................................       1,510,000         1,622,268
         12/01/16 ................................................................................       1,400,000         1,496,810
   Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
         5.25%, 7/01/08 ..........................................................................         575,000           576,892
         5.40%, 7/01/10 ..........................................................................         775,000           778,704
         5.50%, 7/01/11 ..........................................................................         500,000           503,590
   Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 ...........       1,775,000         1,779,562
   Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 .............................       2,565,000         2,729,365
   Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%, 12/01/14 ..........................       1,360,000         1,451,936
   Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
      12/01/15 ...................................................................................       2,670,000         2,888,086
   Ohio State Building Authority Revenue, State Facilities, Administration Building Fund
      Project, Refunding, Series B, FSA Insured, 4.00%, 10/01/12 .................................       1,000,000         1,018,510
   Ohio State GO, Common Schools, Series B, 4.00%, 9/15/14 .......................................       8,895,000         8,928,890
   Penta Career Center COP, Wood Lucas Sandusky Fulton Ottawa Henry and Hancock Counties,
      FGIC Insured, 4.00%,
         4/01/15 .................................................................................       1,620,000         1,600,058
         4/01/16 .................................................................................       1,685,000         1,652,783
   Southwest Regional Water District Water Revenue, Refunding and Improvement, MBIA Insured,
      4.00%,
         12/01/13 ................................................................................       1,020,000         1,032,536
         12/01/14 ................................................................................       1,020,000         1,028,333
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
      1/01/14 ....................................................................................       2,000,000         2,191,500
   University of Cincinnati General Receipts Revenue, Series A, AMBAC Insured, 5.00%,
      6/01/17 ....................................................................................       3,000,000         3,212,910
   Westerville City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/18 .................       1,000,000         1,063,230
   Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ................................................       1,275,000         1,490,577
                                                                                                                      --------------
                                                                                                                          49,755,204
                                                                                                                      --------------
   OKLAHOMA 0.3%
   Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
      MBIA Insured,
         5.60%, 3/01/10 ..........................................................................         930,000           968,744
         6.00%, 3/01/15 ..........................................................................         700,000           749,651
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      5.75%, 8/15/06 .............................................................................         150,000           151,903
                                                                                                                      --------------
                                                                                                                           1,870,298
                                                                                                                      --------------


30 |  Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON 3.8%
   Clackamas County Hospital Facility Authority Revenue, Willamette View Inc. Project, Refunding,
      6.00%, 11/01/06 ............................................................................    $    260,000    $      263,502
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
         11/01/14 ................................................................................       2,380,000         2,399,207
         11/01/15 ................................................................................       2,475,000         2,481,584
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
         3.75%, 6/15/12 ..........................................................................       1,000,000         1,006,330
         3.75%, 6/15/13 ..........................................................................       1,785,000         1,781,501
         3.875%, 6/15/14 .........................................................................       1,935,000         1,934,284
   Oregon State Facilities Authority Revenue, Peacehealth, Series A, AMBAC Insured, 5.00%,
      8/01/13 ....................................................................................       2,305,000         2,476,031
   Portland GO, Arena, Refunding, Series B, 5.00%, 6/01/16 .......................................       3,075,000         3,303,226
   Salem Water and Sewer Revenue,
         MBIA Insured, 4.10%, 6/01/16 ............................................................       1,035,000         1,042,307
         Refunding, FSA Insured, 4.375%, 6/01/11 .................................................       2,160,000         2,248,150
         Refunding, FSA Insured, 4.50%, 6/01/12 ..................................................       2,250,000         2,360,925
                                                                                                                      --------------
                                                                                                                          21,297,047
                                                                                                                      --------------
   PENNSYLVANIA 2.2%
   Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
      12/01/13 ...................................................................................       5,000,000         5,128,950
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
      7/01/07 ....................................................................................       1,135,000         1,138,167
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
         9/01/14 .................................................................................       4,000,000         4,045,000
         9/01/15 .................................................................................       2,000,000         2,005,180
                                                                                                                      --------------
                                                                                                                          12,317,297
                                                                                                                      --------------
   SOUTH CAROLINA 0.5%
   Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
      AMBAC Insured, 5.25%, 1/01/10 ..............................................................       1,000,000         1,057,680
   Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
      1/01/14 ....................................................................................       2,000,000         2,015,900
                                                                                                                      --------------
                                                                                                                           3,073,580
                                                                                                                      --------------
   TENNESSEE 0.7%
   Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
      Program, Series A, FSA Insured, Pre-Refunded, 5.00%, 5/01/13 ...............................       3,425,000         3,697,013
                                                                                                                      --------------
   TEXAS 2.7%
   Edgewood ISD Bexar County GO, Series A, 5.00%,
         2/15/16 .................................................................................       1,225,000         1,302,763
         2/15/17 .................................................................................       1,285,000         1,361,971
   Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
      AMBAC Insured, 5.00%, 9/01/11 ..............................................................       6,000,000         6,415,680
   Laredo ISD Public Facility Corp. Lease Revenue,
         Series A, AMBAC Insured, 5.00%, 8/01/15 .................................................       1,000,000         1,047,020
         Series C, AMBAC Insured, 5.00%, 8/01/19 .................................................       1,000,000         1,047,020


                                        Quarterly Statements of Investments | 31

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
      11/01/10 ...................................................................................    $  2,500,000    $    2,541,175
   Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit,
      Series A, MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ......................................       1,500,000         1,664,970
                                                                                                                      --------------
                                                                                                                          15,380,599
                                                                                                                      --------------
   U.S. TERRITORIES 1.3%
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 ........................       4,000,000         4,189,400
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
         4.875%, 7/01/06 .........................................................................         700,000           702,506
         5.00%, 7/01/09 ..........................................................................       2,400,000         2,448,624
                                                                                                                      --------------
                                                                                                                           7,340,530
                                                                                                                      --------------
   UTAH 0.5%
   Salt Lake County College Revenue,
         Refunding, 5.00%, 10/01/19 ..............................................................       2,585,000         2,620,880
         Westminster College Project, 5.50%, 10/01/12 ............................................         340,000           352,995
                                                                                                                      --------------
                                                                                                                           2,973,875
                                                                                                                      --------------
   WASHINGTON 1.5%
   King County School District No. 406 South Central GO, Refunding, FSA Insured, 5.00%,
      12/01/16 ...................................................................................       3,000,000         3,180,450
   Washington State GO, Series A, FSA Insured, 5.00%, 7/01/16 ....................................       4,000,000         4,302,240
   Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
      Series A, AMBAC Insured, 5.70%, 7/01/09 ....................................................       1,000,000         1,032,920
                                                                                                                      --------------
                                                                                                                           8,515,610
                                                                                                                      --------------
   WEST VIRGINIA 0.1%
   West Virginia Public Energy Authority Energy Revenue, Morgantown Assn. Project, Series A,
      5.05%, 7/01/08 .............................................................................         475,000           482,605
                                                                                                                      --------------
   TOTAL BONDS (COST $539,910,279) ...............................................................                       549,923,473
                                                                                                                      --------------
   STEP-UP BOND (COST $2,818,617) 0.5%
   CALIFORNIA 0.5%
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
      Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 .......................       3,000,000         2,736,120
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $542,728,896) ...............................................                       552,659,593
                                                                                                                      --------------


32 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $5,500,000) 1.0%
   BOND 1.0%
   TENNESSEE 1.0%
(b)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
      Put, 3.03%, 1/01/33 ........................................................................    $  5,500,000    $    5,500,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $548,228,896) 99.0% ...................................................                       558,159,593
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                         5,858,568
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  564,018,161
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 33
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 86.2%
   BONDS 86.2%
   ALABAMA 0.8%
   Etowah County Board of Education Special Tax School Warrants, Refunding, FSA Insured, 2.60%,
      9/01/08 ....................................................................................    $    250,000    $      242,962
                                                                                                                      --------------
   ALASKA 5.9%
   Alaska State Housing Finance Corp. Revenue, General Housing, Series B, MBIA Insured, 3.50%,
      6/01/06 ....................................................................................       1,175,000         1,176,234
   Kenai Peninsula Boro GO, Center Kenai Peninsula Hospital Service Area, FGIC Insured, 3.25%,
      8/01/09 ....................................................................................         500,000           492,365
                                                                                                                      --------------
                                                                                                                           1,668,599
                                                                                                                      --------------
   ARIZONA 4.5%
   Buckeye UHSD No. 201 GO, School Improvement Project, Series B, MBIA Insured, 3.00%,
      7/01/08 ....................................................................................         500,000           493,505
   Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
      3.00%, 1/01/06 .............................................................................         350,000           349,909
   Oro Valley Municipal Property Corp. Revenue, senior lien, Water Project, MBIA Insured, 3.00%,
      7/01/08 ....................................................................................         425,000           419,479
                                                                                                                      --------------
                                                                                                                           1,262,893
                                                                                                                      --------------
   CALIFORNIA 3.5%
   California State University at Channel Islands Financing Authority Revenue, Rental Housing and
      Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 ...............................       1,000,000           981,500
                                                                                                                      --------------
   COLORADO 1.1%
   Colorado Water Resources and Power Development Authority Revenue, Series B, 3.25%,
      9/01/07 ....................................................................................         320,000           319,827
                                                                                                                      --------------
   FLORIDA 3.5%
   Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
      FSA Insured, 5.00%, 8/15/09 ................................................................         750,000           788,633
   Jupiter Water Revenue, AMBAC Insured, 3.75%, 10/01/07 .........................................         105,000           105,825
   Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%, 12/01/06 .................         100,000            98,234
                                                                                                                      --------------
                                                                                                                             992,692
                                                                                                                      --------------
   GEORGIA 1.9%
   Assn. County Commissioners Leasing Program COP, DeKalb County Public Purpose Project, 2.50%,
      12/01/07 ...................................................................................         555,000           542,085
                                                                                                                      --------------
   INDIANA 0.4%
   Madison Grant Industry School Building Corp. Revenue, First Mortgage, AMBAC Insured, 2.25%,
      1/15/06 ....................................................................................         120,000           119,798
                                                                                                                      --------------
   KANSAS 1.4%
   Johnson County Water District No. 001 Water Revenue, Refunding, 2.50%, 6/01/08 ................         400,000           388,264
                                                                                                                      --------------
   KENTUCKY 2.1%
   Anderson County School District Financial Corp. School Building Revenue, Refunding, Series B,
      3.80%, 3/01/06 .............................................................................         120,000           120,154
   Breathitt County Justice Center Corp. Revenue, Justice Center Project, MBIA Insured, 3.00%,
      10/01/06 ...................................................................................          55,000            54,843
   Breathitt County School District Financial Corp. School Building Revenue, Refunding, Second
      Series, 4.00%, 3/01/07 .....................................................................         110,000           110,777


34 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Kentucky State Property and Buildings Commission Revenues, Project No. 80, Refunding,
      Series A, MBIA Insured, 2.75%, 5/01/08 .....................................................    $    225,000    $      220,277
   Woodford County School District Financial Corp. School Building Revenue, Refunding, 4.30%,
      8/01/06 ....................................................................................         100,000           100,665
                                                                                                                      --------------
                                                                                                                             606,716
                                                                                                                      --------------
   MASSACHUSETTS 0.7%
   Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
      FGIC Insured, 2.50%, 10/01/07 ..............................................................         200,000           195,400
                                                                                                                      --------------
   MICHIGAN 0.7%
   Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured, 2.50%,
      10/01/06 ...................................................................................         100,000            99,130
   Michigan Municipal Bond Authority Revenue, Local Government Loan Project, Series B,
      AMBAC Insured, 2.75%, 11/01/08 .............................................................         100,000            97,782
                                                                                                                      --------------
                                                                                                                             196,912
                                                                                                                      --------------
   MINNESOTA 1.7%
   St. Paul Port Authority Lease Revenue, Office Building at Cedar Street-03-12, 2.50%,
      12/01/07 ...................................................................................         500,000           488,505
                                                                                                                      --------------
   MISSISSIPPI 3.4%
   Mississippi State GO, Capital Improvements Building Fund Arts Project, 3.125%,
      11/01/10 ...................................................................................       1,000,000           965,070
                                                                                                                      --------------
   MISSOURI 5.2%
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Hartman Heritage
      Center Phase II, AMBAC Insured, 3.00%, 4/01/08 .............................................         200,000           198,024
   Platte County COP, Public Improvements, 2.40%, 10/01/08 .......................................         200,000           192,678
   Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ....................................          50,000            50,410
   Springfield Public Building Corp. Leasehold Revenue, Capital Improvement Program,
      AMBAC Insured, 4.00%, 3/01/09 ..............................................................       1,000,000         1,019,750
                                                                                                                      --------------
                                                                                                                           1,460,862
                                                                                                                      --------------
   NEVADA 6.2%
   Henderson Local ID Special Assessment,
         No. T-1, Lake Las Vegas, Refunding, Senior Series A-1, FSA Insured, 3.75%, 8/01/09 ......       1,260,000         1,272,839
         No. T-6, Ltd. Obligation, Refunding, Senior Series A, FSA Insured, 2.85%, 11/01/09 ......         285,000           273,552
   Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%, 11/01/08 ......................         215,000           207,645
                                                                                                                      --------------
                                                                                                                           1,754,036
                                                                                                                      --------------
   NEW JERSEY 3.5%
   Washington Township Board of Education Gloucester County GO, Refunding, MBIA Insured,
      2.75%, 2/01/08 .............................................................................       1,000,000           984,020
                                                                                                                      --------------
   NEW YORK 9.0%
   New York State Dormitory Authority Revenues,
         Hospital, Maimonides, MBIA Insured, 3.50%, 8/01/09 ......................................         300,000           299,991
         Non Supported Debt, Cerebral Palsy, Pooled, Series A, Assured Guaranty, 4.00%,
            7/01/07 ..............................................................................         710,000           717,320


                                        Quarterly Statements of Investments | 35

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Urban Development Corp. Revenue,
         Correctional and Youth Facilities Service, Mandatory Put 1/01/09, Series A, 4.00%,
            1/01/28 ..............................................................................    $    400,000    $      404,140
         State Personal Income Tax, Series C-1 Empire State, 2.80%, 12/15/09 .....................         245,000           233,262
   Yonkers GO, Refunding, Series B, MBIA Insured, 3.00%, 8/01/06 .................................         905,000           903,815
                                                                                                                      --------------
                                                                                                                           2,558,528
                                                                                                                      --------------
   OHIO 6.0%
   Franklin County Hospital Revenue, Hospital Corp., Refunding, Series C, MBIA Insured, 2.50%,
      5/15/08 ....................................................................................         500,000           485,785
   Stark County GO, Sewage System, Refunding, AMBAC Insured, 2.50%, 12/01/08 .....................         370,000           358,108
   Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured, 2.00%,
      12/01/06 ...................................................................................         500,000           491,170
   Warren GO, AMBAC Insured, 2.00%, 12/01/06 .....................................................         365,000           358,554
                                                                                                                      --------------
                                                                                                                           1,693,617
                                                                                                                      --------------
   OKLAHOMA 0.6%
   Oklahoma County ISD No. 12 Edmond GO, Building, 2.25%, 7/01/06 ................................         100,000            99,202
   Oklahoma Development Finance Authority Lease Revenue, Department of Human Services
      County Office, AMBAC Insured, 3.25%, 2/01/06 ...............................................          75,000            75,008
                                                                                                                      --------------
                                                                                                                             174,210
                                                                                                                      --------------
   OREGON 0.4%
   Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%, 1/15/08 ................         105,000           102,383
                                                                                                                      --------------
   PENNSYLVANIA 1.4%
   Lehigh County IDA, PCR, Electrical Utilities Corp. Project, Refunding, AMBAC Insured, 3.125%,
      11/01/08 ...................................................................................         150,000           149,276
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 2.65%, 9/01/08 ..........         250,000           243,787
                                                                                                                      --------------
                                                                                                                             393,063
                                                                                                                      --------------
   RHODE ISLAND 0.3%
   Rhode Island Housing and Mortgage Financial Corp. Revenue, Home Ownership Opportunity,
      Series 44 A, 2.40%, 10/01/07 ...............................................................         100,000            97,285
                                                                                                                      --------------
   SOUTH CAROLINA 0.3%
   Florence County GO, Public Improvements, AMBAC Insured, 3.75%, 3/01/08 ........................          75,000            75,704
                                                                                                                      --------------
   SOUTH DAKOTA 1.3%
   South Dakota HDA Revenue, Series D, 2.90%, 5/01/09 ............................................         375,000           360,727
                                                                                                                      --------------
   TEXAS 5.8%
   Hays County GO, Refunding and Improvement, AMBAC Insured, 3.875%, 8/15/07 .....................         255,000           257,303
   San Antonio Electric and Gas Revenue, System, junior lien, Mandatory Put 12/01/05, 2.20%,
      12/01/27 ...................................................................................       1,000,000         1,000,000
   Sienna Plantation MUD No. 2 GO, FGIC Insured, 4.75%,
         10/01/06 ................................................................................          70,000            70,853
         10/01/07 ................................................................................          75,000            76,865
         10/01/08 ................................................................................          80,000            82,902
   Westador MUD, GO, FSA Insured, 4.00%, 3/01/09 .................................................         170,000           170,297
                                                                                                                      --------------
                                                                                                                           1,658,220
                                                                                                                      --------------


36 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 1.5%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ........    $    240,000    $      229,961
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
      Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................         200,000           207,964
                                                                                                                      --------------
                                                                                                                             437,925
                                                                                                                      --------------
   UTAH 4.2%
   Davis County Sales Tax Revenue, Series B, AMBAC Insured, 2.55%, 10/01/08 ......................         180,000           174,353
   Davis County School District GO, Utah School Board Guaranty Program, Refunding, Series B,
      3.50%, 6/01/08 .............................................................................       1,000,000         1,003,550
                                                                                                                      --------------
                                                                                                                           1,177,903
                                                                                                                      --------------
   VIRGINIA 1.0%
   Virginia Beach Development Authority Public Facility Revenue, Series A, 3.00%, 12/01/07 .......         300,000           297,528
                                                                                                                      --------------
   WASHINGTON 7.2%
   Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 .............................         200,000           198,410
   King County School District No. 403 Renton GO, FSA Insured, 3.00%, 12/01/07 ...................         500,000           495,035
   Vancouver Water and Sewer Revenue, Refunding, FSA Insured, 5.00%, 6/01/08 .....................       1,000,000         1,039,080
   Washington COP, Equipment, Series C, 2.00%, 1/01/06 ...........................................         100,000            99,865
   Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured, 2.50%, 6/01/06 .............         200,000           198,986
                                                                                                                      --------------
                                                                                                                           2,031,376
                                                                                                                      --------------
   WEST VIRGINIA 0.7%
   West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
      Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ...........................................         205,000           200,894
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $24,853,436) ................................................                        24,429,504
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 12.8%
   BONDS 12.8%
   CALIFORNIA 3.5%
   Val Verde USD, COP, School Construction Project, Refunding, Series B, FGIC Insured, 4.00%,
      1/01/06 ....................................................................................       1,000,000         1,000,600
                                                                                                                      --------------
   COLORADO 5.3%
   Denver City and County COP, Human Services Center Project, Refunding, MBIA Insured, 4.00%,
      5/01/06 ....................................................................................       1,500,000         1,504,785
                                                                                                                      --------------
   MICHIGAN 3.6%
   Michigan State GO, Series A, 4.50%, 9/29/06 ...................................................       1,000,000         1,009,640
                                                                                                                      --------------
   NORTH CAROLINA 0.4%
(a)North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
      Project, Refunding, Daily VRDN and Put, 2.95%, 4/01/10 .....................................         100,000           100,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,619,315) ................................................                         3,615,025
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $28,472,751) 99.0% ....................................................                        28,044,529
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                           272,687
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $   28,317,216
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 37
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.9%
   BONDS 97.9%
   FLORIDA 97.9%
   Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 ......................    $  2,500,000    $    2,631,150
   Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ................................       1,000,000         1,056,080
   Broward County HFAR, FSA Insured,
         5.65%, 11/01/22 .........................................................................         405,000           412,233
         5.70%, 11/01/29 .........................................................................         225,000           228,895
   Broward County School Board COP,
         MBIA Insured, 5.00%, 7/01/28 ............................................................       2,000,000         2,073,900
         Series A, FSA Insured, 5.00%, 7/01/22 ...................................................       2,000,000         2,085,160
         Series A, FSA Insured, 5.00%, 7/01/26 ...................................................       2,850,000         2,959,782
         Series A, FSA Insured, 5.00%, 7/01/29 ...................................................       1,000,000         1,038,510
         Series A, FSA Insured, 5.00%, 7/01/30 ...................................................       2,000,000         2,059,760
   Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
      FSA Insured, 5.00%, 8/15/29 ................................................................       1,500,000         1,545,750
   Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%,
      9/01/29 ....................................................................................       1,890,000         1,926,666
   Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 .....................       1,000,000         1,038,710
   Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
      11/15/32 ...................................................................................       1,000,000         1,035,090
   Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ..............................       1,315,000         1,369,204
   Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
      10/01/30 ...................................................................................         140,000           140,809
   Escambia County Utilities Authority Utility System Revenue,
         FGIC Insured, 5.00%, 1/01/31 ............................................................       1,775,000         1,818,825
         Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 .......................................       2,000,000         2,084,920
   Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ..............       1,600,000         1,645,136
   Florida HFC Revenue,
         Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ..............       1,205,000         1,266,660
         Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 ............................       1,070,000         1,110,810
   Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
      5.00%, 8/01/32 .............................................................................       3,570,000         3,677,671
   Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ...................       2,000,000         2,079,720
   Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
      7/01/30 ....................................................................................       2,000,000         2,165,480
   Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
      8/01/25 ....................................................................................       2,000,000         2,092,820
   Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
      Series A, MBIA Insured, 5.00%, 7/01/21 .....................................................       3,000,000         3,148,260
   Florida State Department of General Services Division Facilities Management Revenue, Florida
      Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 .....................................         550,000           595,452
   Gulf Breeze Revenue,
         FGIC Insured, 5.80%, 12/01/20 ...........................................................       1,250,000         1,375,988
         Local Government Loan Program, FGIC Insured, 6.05%, 12/01/15 ............................       1,915,000         1,984,744
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
      12/01/34 ...................................................................................       1,500,000         1,545,000
   Hillsborough County School Board COP, MBIA Insured,
         5.00%, 7/01/26 ..........................................................................       1,670,000         1,746,202
         Pre-Refunded, 5.375%, 7/01/26 ...........................................................       1,000,000         1,066,580


38 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Indian Trail Water Control District Improvement Revenue, MBIA Insured, 5.75%, 8/01/16 .........    $  1,090,000    $    1,129,698
   Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
      10/01/25 ...................................................................................       4,000,000         4,166,200
   Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
      5.00%, 10/01/32 ............................................................................       1,000,000         1,032,590
   Jacksonville Sales Tax Revenue, Better Jacksonville, MBIA Insured, 5.00%, 10/01/30 ............       1,500,000         1,556,910
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 ............................       2,000,000         2,069,240
   Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%,
      8/01/25 ....................................................................................       1,000,000         1,025,560
   Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30 .........................       2,080,000         2,153,091
   Lee County Airport Revenue, Series B, FSA Insured, 5.75%, 10/01/33 ............................       4,000,000         4,327,880
   Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA Insured,
      6.05%,
         11/01/15 ................................................................................       2,000,000         2,063,100
         11/01/20 ................................................................................       1,500,000         1,542,030
   Lynn Haven Capital Improvement Revenue, MBIA Insured, Pre-Refunded, 5.50%, 12/01/32 ...........       2,000,000         2,197,500
   Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ...........................       1,500,000         1,549,080
   Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ............................       3,000,000         3,097,860
   Miami-Dade County Aviation Revenue, Miami International Airport,
         Hub, Series B, FGIC Insured, 5.00%, 10/01/30 ............................................       3,500,000         3,620,890
         Series A, CIFG Insured, 5.00%, 10/01/38 .................................................       1,625,000         1,642,485
         Series B, FGIC Insured, 5.75%, 10/01/29 .................................................       2,500,000         2,716,375
   Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, MBIA Insured,
      5.00%,
         6/01/31 .................................................................................       1,650,000         1,690,079
         6/01/35 .................................................................................       2,000,000         2,047,040
   Nassau County Public Improvement Revenue, MBIA Insured, 5.00%, 5/01/31 ........................       5,000,000         5,130,650
   Ocala Utility System Revenue, Refunding, Series A, FGIC Insured, 5.00%, 10/01/31 ..............       2,000,000         2,078,560
   Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 .........................       4,220,000         4,378,081
   Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 .................................       1,000,000         1,075,840
   Orange County Tourist Development Tax Revenue, AMBAC Insured,
         5.50%, 10/01/32 .........................................................................       2,000,000         2,146,360
         Pre-Refunded, 5.50%, 10/01/22 ...........................................................       1,000,000         1,075,370
         Pre-Refunded, 5.50%, 10/01/31 ...........................................................       2,500,000         2,688,425
   Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
      12/01/17 ...................................................................................         480,000           486,754
   Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 .................       3,000,000         3,092,430
   Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............       2,000,000         2,121,300
   Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
      Pre-Refunded, 5.125%, 11/01/30 .............................................................       2,000,000         2,166,420
   Palm Beach County School Board COP, Series A,
         AMBAC Insured, 5.125%, 8/01/24 ..........................................................       5,000,000         5,274,750
         FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..............................................       3,000,000         3,340,890
   Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ...................       2,000,000         2,066,820
   Pasco County School Board COP, Series A, AMBAC Insured, 5.00%, 8/01/30 ........................       2,750,000         2,850,017
   Pembroke Pines Public Improvement Revenue,
         Series A, AMBAC Insured, 5.00%, 10/01/29 ................................................       2,000,000         2,072,020
         Series B, AMBAC Insured, 5.00%, 10/01/34 ................................................       2,000,000         2,072,020


                                        Quarterly Statements of Investments | 39

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ...................................    $  3,000,000    $    3,103,800
   Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%, 12/01/21 ...........       1,000,000         1,110,100
   Polk County Public Facilities Revenue, MBIA Insured, 5.00%, 12/01/33 ..........................       2,000,000         2,071,600
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ...........................       1,000,000         1,033,790
   Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%,
         10/01/30 ................................................................................       1,000,000         1,040,450
         10/01/34 ................................................................................       2,000,000         2,072,020
   Port St. Lucie GO, MBIA Insured, 5.00%, 7/01/32 ...............................................       2,000,000         2,066,000
   St. Augustine Capital Improvement Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 ...................................................................................       1,250,000         1,302,413
   St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
      Management Benefit, senior lien, Refunding, Series A, MBIA Insured, 5.25%, 5/01/25 .........       5,000,000         5,327,600
   St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
      10/01/32 ...................................................................................       2,240,000         2,514,243
   Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ...............................       1,000,000         1,064,230
   University of Central Florida COP, University of Central Florida Convocation Corp., Series A,
      FGIC Insured, 5.00%, 10/01/35 ..............................................................       1,500,000         1,538,535
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $150,450,506) ...............................................                       158,995,063
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   FLORIDA 1.2%
(a)Jacksonville Health Facilities Authority Hospital Revenue,
         Baptist Medical Center Project, Daily VRDN and Put, 2.95%, 8/15/21 ......................         500,000           500,000
         Series C, Daily VRDN and Put, 2.95%, 8/15/33 ............................................         500,000           500,000
(a)Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 3.00%,
      8/01/25 ....................................................................................         815,000           815,000
(a)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
      AMBAC Insured, Daily VRDN and Put, 3.00%, 12/01/15 .........................................         200,000           200,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,015,000) ................................................                         2,015,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $152,465,506) 99.1% ...................................................                       161,010,063
   OTHER ASSETS, LESS LIABILITIES 0.9% ...........................................................                         1,517,680
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  162,527,743
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.9%
   BONDS 92.9%
   FLORIDA 86.7%
   Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital, Series A,
      MBIA Insured, 5.80%, 12/01/26 .............................................................    $ 10,000,000    $   10,414,900
   Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ...............................       2,000,000         2,106,260
   Bay County Water System Revenue, Refunding, AMBAC Insured, 5.00%, 9/01/29 ....................       2,000,000         2,087,640
   Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
      Project, MBIA Insured, 5.00%, 4/01/26 .....................................................       5,000,000         5,158,150
   Brevard County School Board COP,
         AMBAC Insured, 5.00%, 7/01/26 ..........................................................      10,000,000        10,356,200
         Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .....................................       4,415,000         4,782,725
         Series A, FGIC Insured, 5.00%, 7/01/30 .................................................       4,500,000         4,645,620
   Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova
      Southeastern, Series B, 5.60%, 4/01/29 ....................................................       3,180,000         3,323,768
   Broward County Health Facilities Authority Revenue, Catholic Health Services, Refunding,
      5.50%, 8/15/20 ............................................................................       9,360,000         9,807,127
   Broward County HFA, MFHR,
         Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 ........................       3,000,000         3,044,550
         Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ...............................       1,980,000         2,014,729
         Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 ................................       5,740,000         5,830,864
         Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 ................................       1,000,000         1,008,790
         Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 .................................       2,000,000         2,009,940
   Broward County HFAR, Series D,
         6.90%, 6/01/09 .........................................................................          40,000            40,148
         7.375%, 6/01/21 ........................................................................         205,000           205,761
   Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project, Series A,
      MBIA Insured,
         5.75%, 9/01/21 .........................................................................       5,000,000         5,134,250
         5.625%, 9/01/28 ........................................................................      10,000,000        10,259,400
   Broward County School Board COP, Series A, FSA Insured, 5.00%,
         7/01/26 ................................................................................      21,500,000        22,328,180
         7/01/29 ................................................................................       4,680,000         4,860,227
         7/01/30 ................................................................................       5,000,000         5,149,400
   Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 ......................       3,500,000         3,556,210
   Celebration CDD, Special Assessment, Series A, MBIA Insured, 5.50%, 5/01/18 ..................       1,460,000         1,515,611
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%,
      8/15/23 ...................................................................................       9,895,000        10,597,842
   Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A, FHA Insured,
      6.50%, 10/01/25 ...........................................................................       2,495,000         2,497,470
   Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ...................       5,000,000         5,288,900
   Crossing At Fleming Island CDD, Florida Special Assessment Revenue, Refunding, Series B,
      MBIA Insured, 5.80%, 5/01/16 ..............................................................       5,980,000         6,554,738
   Dade County Aviation Revenue, Miami International Airport,
         Series B, FSA Insured, 5.125%, 10/01/22 ................................................       4,750,000         4,867,942
         Series C, FSA Insured, 5.125%, 10/01/27 ................................................       9,550,000         9,864,577
   Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/26 ....................      13,000,000        13,491,530
   Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
      11/15/32 ..................................................................................       3,250,000         3,364,043


                                        Quarterly Statements of Investments | 41

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Duval County HFA, MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured,
         5.60%, 7/01/17 .........................................................................    $  1,000,000    $    1,031,500
         5.70%, 7/01/27 .........................................................................       2,000,000         2,046,180
   Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ........................       3,000,000         3,188,730
   Escambia County Health Facilities Authority Health Facility Revenue,
         Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ...................................       8,750,000         8,919,575
         Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%, 7/01/20 ...........       1,235,000         1,330,033
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
      AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ..............................................      25,000,000        27,292,500
   Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project,
      Refunding, MBIA Insured, 5.00%, 6/01/31 ...................................................       6,580,000         6,770,294
   Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
      10/01/30 ..................................................................................       1,000,000         1,005,780
   First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
      5.75%, 7/01/16 ............................................................................       3,700,000         3,790,391
   Florida HFAR,
         General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 .....................         240,000           241,152
         Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 ............................       2,705,000         2,801,028
         MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ..............................       3,275,000         3,280,862
         Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ...........................       5,000,000         5,109,700
         Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 .........................       2,000,000         2,047,580
         Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 .........................       1,300,000         1,344,109
   Florida HFC Revenue,
         Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%, 6/01/19 .....................       1,245,000         1,301,224
         Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 ....................       4,965,000         5,160,571
         Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32 ........................       3,505,000         3,683,965
         Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ..............................       2,215,000         2,241,203
         Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 ....................       3,000,000         3,186,750
   Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
      5.00%, 2/01/21 ............................................................................       1,355,000         1,411,720
   Florida Municipal Loan Council Revenue, Series B, MBIA Insured, Pre-Refunded, 5.75%,
      11/01/29 ..................................................................................       1,500,000         1,642,155
   Florida Ports Financing Commission Revenue, State Transportation Trust Fund, Intermodal
      Program, FGIC Insured, 5.50%, 10/01/23 ....................................................       7,000,000         7,372,470
   Florida State Board of Education Capital Outlay GO, Public Education,
         Refunding, Series D, 5.75%, 6/01/22 ....................................................      25,900,000        28,151,487
         Refunding, Series D, 6.00%, 6/01/23 ....................................................      15,000,000        18,174,450
         Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ......................................       5,000,000         5,173,500
         Series C, FGIC Insured, Pre-Refunded, 5.75%, 6/01/29 ...................................       5,000,000         5,499,800
         Series F, FGIC Insured, Pre-Refunded, 5.50%, 6/01/26 ...................................      10,000,000        10,211,500
   Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 ..................      20,000,000        20,797,200
   Florida State Board of Education Lottery Revenue, Series A, FGIC Insured, 5.00%,
      7/01/20 ...................................................................................       7,000,000         7,453,250
   Florida State Board of Education Public Education GO, Refunding, Series C, AMBAC Insured,
      5.00%, 6/01/34 ............................................................................      15,000,000        15,574,050


42 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Florida State Board Regent Housing Revenue,
         University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 ..........................    $  8,650,000    $    9,351,342
         University of Florida, FGIC Insured, 5.75%, 7/01/25 ....................................       3,400,000         3,752,580
         University of Florida, FGIC Insured, 5.25%, 7/01/30 ....................................       2,060,000         2,230,444
   Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
      Series A, MBIA Insured, 5.00%, 7/01/21 ....................................................       4,000,000         4,197,680
   Florida State Department of General Services Division Facilities Management Revenue,
      Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ............................      10,000,000        10,826,400
   Florida State Department of Transportation GO, Right of Way, Series A, 4.75%, 7/01/24 ........       6,000,000         6,161,400
   Florida State Education System Facility Revenue, Florida State University Housing, Refunding,
      Series A, MBIA Insured, 5.00%, 5/01/31 ....................................................      11,730,000        12,212,572
   Florida State Mid-Bay Bridge Authority Revenue,
         Exchangeable, Refunding, Series D, 6.10%, 10/01/22 .....................................      13,695,000        14,201,715
         Exchangeable, Series A, 5.95%, 10/01/13 ................................................      11,320,000        12,085,119
         Exchangeable, Series A, 6.05%, 10/01/22 ................................................       7,000,000         7,276,920
         Exchangeable, Series D, ETM, 6.10%, 10/01/22 ...........................................       3,545,000         4,205,540
         Series A, ETM, 6.875%, 10/01/22 ........................................................       6,000,000         7,717,500
   Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
      AMBAC Insured, 5.00%, 10/01/26 ............................................................       5,000,000         5,198,750
   Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Series B,
      5.00%, 7/01/30 ............................................................................       3,455,000         3,544,312
   Fort Pierce Utilities Authority Revenue, AMBAC Insured, 5.00%, 10/01/27 ......................       7,000,000         7,244,790
   Gainesville Utilities Systems Revenue, Series A, 5.20%, 10/01/26 .............................       7,590,000         7,801,913
   Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%,
      5/01/14 ...................................................................................       2,425,000         2,455,119
   Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding,
      GNMA Secured, 5.30%, 12/20/18 .............................................................       1,240,000         1,309,316
   Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
         5.25%, 11/15/20 ........................................................................      10,000,000        10,300,500
         Series A, 6.00%, 11/15/31 ..............................................................      16,000,000        17,266,400
   Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
      5.125%, 3/01/20 ...........................................................................       1,000,000         1,065,720
   Hillsborough County Aviation Authority Revenue, Tampa International Airport, Series B,
      FGIC Insured, Pre-Refunded, 5.875%, 10/01/23 ..............................................       5,000,000         5,206,950
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 5.875%,
      4/01/30 ...................................................................................       1,705,000         1,744,931
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 .........      16,000,000        16,672,160
   Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%,
      10/01/28 ..................................................................................       7,000,000         7,275,380
   Hillsborough County School Board COP,
         Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 ..........................       5,000,000         5,261,650
         Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 ...........................       5,000,000         5,233,850
         MBIA Insured, 5.00%, 7/01/26 ...........................................................       8,330,000         8,710,098
         MBIA Insured, 5.00%, 7/01/29 ...........................................................      10,000,000        10,324,000
         MBIA Insured, Pre-Refunded, 5.375%, 7/01/26 ............................................       8,000,000         8,532,640
         Series B, MBIA Insured, 5.125%, 7/01/26 ................................................       5,000,000         5,242,600


                                        Quarterly Statements of Investments | 43

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Indian River County Hospital District Revenue, Refunding, FSA Insured, 5.70%,
      10/01/15 ..................................................................................    $  1,000,000    $    1,037,480
   Jacksonville Capital Improvement Revenue,
         Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ....................................       3,460,000         3,603,763
         Series A, AMBAC Insured, 5.00%, 10/01/30 ...............................................      10,000,000        10,249,000
   Jacksonville Electric Authority Revenue, Water and Sewer, Series B, FGIC Insured, 5.40%,
      10/01/20 ..................................................................................       3,000,000         3,077,760
   Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
      5.00%, 10/01/32 ...........................................................................      17,250,000        17,812,177
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ...............................       5,000,000         5,212,300
   Jacksonville Transportation Revenue, MBIA Insured,
         5.25%, 10/01/29 ........................................................................      17,955,000        18,966,226
         5.00%, 10/01/31 ........................................................................      25,000,000        25,697,000
   Jacksonville Water and Sewer System Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      10/01/25 ..................................................................................       1,500,000         1,560,675
   Kissimmee Water and Sewer Revenue, Refunding, AMBAC Insured, ETM, 6.00%,
      10/01/15 ..................................................................................       5,000,000         5,015,100
   Lakeland Hospital System Revenue, Lakeland Regional Health System,
         5.75%, 11/15/27 ........................................................................       6,925,000         7,410,027
         5.50%, 11/15/32 ........................................................................      12,070,000        12,711,883
         Series A, MBIA Insured, 5.50%, 11/15/26 ................................................      10,000,000        10,545,200
   Lee County Airport Revenue, Series A, FSA Insured, 6.00%, 10/01/32 ...........................      11,405,000        12,406,131
   Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health System,
      Series A, MBIA Insured, Pre-Refunded, 5.875%, 4/01/24 .....................................      18,000,000        18,962,820
   Lee County IDA Health Care Facilities Revenue, Shell Point Village Project,
         Refunding, Series A, 5.50%, 11/15/29 ...................................................       4,000,000         4,046,280
         Series A, 5.50%, 11/15/21 ..............................................................       7,500,000         7,632,675
   Lee County School Board COP, Series A, FSA Insured, 5.00%, 8/01/28 ...........................       7,500,000         7,808,550
   Lee Memorial Health System Hospital Revenue, Refunding, Series A, MBIA Insured, 5.00%,
      4/01/24 ...................................................................................      20,390,000        21,189,492
   Lessburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32 ..........       4,150,000         4,278,899
   Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 .................       5,575,000         5,777,707
   Marion County Utility System Revenue,
         FGIC Insured, 5.00%, 12/01/31 ..........................................................       5,000,000         5,163,600
         MBIA Insured, 5.00%, 12/01/28 ..........................................................       5,000,000         5,210,450
   Melbourne Water and Sewer Revenue, FGIC Insured, 5.25%, 10/01/30 .............................       6,000,000         6,315,720
   Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08 ............       1,140,000         1,165,365
   Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...........................       7,000,000         7,228,340
   Miami-Dade County Aviation Revenue, Miami International Airport,
         FGIC Insured, 5.375%, 10/01/27 .........................................................       5,000,000         5,260,200
         FGIC Insured, 5.375%, 10/01/32 .........................................................       5,000,000         5,203,550
         HUB, Series B, FGIC Insured, 5.00%, 10/01/30 ...........................................       4,440,000         4,593,358
         Refunding, Series A, XLCA Insured, 5.00%, 10/01/37 .....................................      10,000,000        10,107,600
   Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC Insured,
      5.75%, 4/01/29 ............................................................................      10,000,000        10,854,900


44 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Miami-Dade County HFA,
         MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 ..............................    $  2,015,000    $    2,063,965
         MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 ..............................         430,000           437,658
         MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 ..............................       1,500,000         1,520,190
   Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25 ...........       4,500,000         4,872,510
   Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
      MBIA Insured, 5.00%, 6/01/35 ..............................................................      16,700,000        17,092,784
   Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%,
      5/01/31 ...................................................................................       5,000,000         5,361,750
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
      AMBAC Insured, 5.00%, 4/01/35 .............................................................       5,000,000         5,160,450
   North Broward Hospital District Revenue,
         Improvement, 6.00%, 1/15/31 ............................................................       2,290,000         2,462,323
         Improvement, Pre-Refunded, 6.00%, 1/15/31 ..............................................      23,240,000        25,923,058
         MBIA Insured, Pre-Refunded, 5.375%, 1/15/24 ............................................       3,945,000         4,075,856
         MBIA Insured, Pre-Refunded, 5.75%, 1/15/27 .............................................       7,650,000         7,934,809
         Refunding, MBIA Insured, 5.375%, 1/15/24 ...............................................       6,055,000         6,226,296
         Refunding, MBIA Insured, 5.75%, 1/15/27 ................................................      11,720,000        12,105,471
   North Miami Health Facilities Authority Revenue, Catholic Health Services Obligation Group,
      6.00%,
         8/15/16 ................................................................................       2,000,000         2,062,400
         8/15/24 ................................................................................       1,750,000         1,799,228
   Orange County Health Facilities Authority Revenue,
         Adventist Health System, 6.25%, 11/15/24 ...............................................       5,500,000         6,113,415
         Adventist Health System, Pre-Refunded, 6.375%, 11/15/20 ................................       3,000,000         3,409,290
         Adventist Health System, Pre-Refunded, 6.50%, 11/15/30 .................................      10,750,000        12,277,145
         Hospital, Adventist Health System Inc., 5.625%, 11/15/32 ...............................      15,000,000        15,913,050
         Orlando Regional Healthcare System, 6.00%, 12/01/29 ....................................       6,000,000         6,557,100
         Orlando Regional Healthcare System, Series E, 6.00%, 10/01/26 ..........................      12,000,000        12,726,000
   Orange County HFA, Homeowner Revenue, Series C-1, GNMA Secured, 5.70%, 9/01/26 ...............         890,000           902,131
   Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .......................      12,000,000        12,403,800
   Orange County Tourist Development Tax Revenue,
         AMBAC Insured, 5.50%, 10/01/32 .........................................................      20,000,000        21,463,600
         AMBAC Insured, Pre-Refunded, 5.50%, 10/01/31 ...........................................      10,500,000        11,291,385
         Refunding, AMBAC Insured, 5.00%, 10/01/31 ..............................................       5,000,000         5,204,450
         Refunding, MBIA Insured, 5.125%, 10/01/20 ..............................................      10,000,000        10,363,400
         sub., AMBAC Insured, 5.125%, 10/01/30 ..................................................      10,000,000        10,412,500
         Subordinate, AMBAC Insured, 5.125%, 10/01/25 ...........................................       5,500,000         5,782,700
   Orlando and Orange County Expressway Authority Expressway Revenue,
         junior lien, FGIC Insured, 5.00%, 7/01/28 ..............................................       8,000,000         8,210,400
         senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 .......................................         265,000           266,465
         Series B, AMBAC Insured, 5.00%, 7/01/35 ................................................       9,185,000         9,482,594
   Osceola County IDAR, Community Provider Pooled Loan Program,
         Series A, FSA Insured, 7.75%, 7/01/10 ..................................................       1,398,000         1,403,047
         Series C, FSA Insured, 7.60%, 7/01/10 ..................................................         520,000           521,825
   Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ................................      10,000,000        10,427,100
   Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ................      10,000,000        10,308,100


                                        Quarterly Statements of Investments | 45

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment Project,
      Series A, 5.90%, 6/01/38 ..................................................................    $    995,000    $    1,025,765
   Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%, 11/15/29 ...................       3,650,000         3,653,833
   Palm Beach County IDR,
         Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.55%,
            12/01/16 ............................................................................       1,755,000         1,845,786
         Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded, 6.625%,
            12/01/26 ............................................................................       4,000,000         4,209,840
         South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ..............................       5,000,000         5,303,250
   Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
      Pre-Refunded, 5.125%, 11/01/30 ............................................................      10,000,000        10,832,100
   Palm Beach County School Board COP,
         Series A, AMBAC Insured, 5.125%, 8/01/24 ...............................................      15,000,000        15,824,250
         Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ...................................       5,000,000         5,568,150
         Series C, FSA Insured, 5.00%, 8/01/27 ..................................................      10,000,000        10,336,500
   Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
         6/01/27 ................................................................................       4,450,000         4,630,270
         6/01/32 ................................................................................       2,795,000         2,888,381
   Pasco County School Board COP, Series A, AMBAC Insured, 5.00%, 8/01/30 .......................       5,000,000         5,181,850
   Pensacola Airport Revenue, Series A, MBIA Insured, Pre-Refunded, 5.75%, 10/01/27 .............       5,615,000         5,970,149
   Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
      5.00%, 11/15/30 ...........................................................................      11,500,000        11,784,625
   Polk County Capital Improvement Revenue, FSA Insured, Pre-Refunded, 5.75%,
      12/01/21 ..................................................................................       2,350,000         2,608,735
   Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project, 5.85%,
      12/01/30 ..................................................................................      15,000,000        15,483,600
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..........................       4,000,000         4,135,160
   Polk County Utility System Revenue, Series A, FGIC Insured, 5.00%, 10/01/34 ..................       1,000,000         1,036,010
   Port Everglades Authority Port Improvement Revenue, Series 1986, ETM, 7.50%,
      11/01/06 ..................................................................................         135,000           140,196
   Sarasota County Utility System Revenue,
         FGIC Insured, Pre-Refunded, 5.75%, 10/01/27 ............................................      18,000,000        18,968,580
         Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 .....................................       5,280,000         5,459,678
   South Broward Hospital District Revenue,
         5.60%, 5/01/27 .........................................................................       5,000,000         5,307,350
         5.625%, 5/01/32 ........................................................................      16,250,000        17,253,112
   St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured, 6.125%,
      10/01/32 ..................................................................................      10,000,000        11,224,300
   St. Petersburg Public Utilities Revenue, Refunding, MBIA Insured, 5.00%, 10/01/35 ............      10,795,000        11,140,224
   Sunrise Lakes Recreation District GO, Phase 4, Refunding, AMBAC Insured, 5.25%,
      8/01/24 ...................................................................................       4,320,000         4,479,019
   Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ..................       2,550,000         2,802,527
   Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ......................................       2,490,000         2,606,482
   Tampa Bay Water Utility System Revenue,
         FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ............................................      15,000,000        16,721,250
         Series B, FGIC Insured, 5.00%, 10/01/31 ................................................      10,000,000        10,278,800
   Tampa Sports Authority Revenue,
         Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%, 10/01/15 .............       1,000,000         1,136,780


46 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Tampa Sports Authority Revenue, (cont.)
         Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%, 10/01/20 .............    $  1,715,000    $    2,033,801
         Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%, 10/01/26 .............       2,695,000         3,246,370
         Sales Tax Payments, Stadium Project, MBIA Insured, Pre-Refunded, 5.25%, 1/01/27 ........       5,860,000         6,042,129
   Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, 7.25%, 10/01/16 ...........       1,330,000         1,613,636
   Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, Pre-Refunded,
      5.00%, 7/01/22 ............................................................................       5,000,000         5,182,800
   University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/30 ........       2,500,000         2,594,175
   Viera East CDD Revenue, Special Assessment, Series B, ETM, 6.75%, 5/01/14 ....................       5,855,000         6,550,750
   Viera East CDD Special Assessment,
         Refunding, 7.00%, 5/01/26 ..............................................................       6,945,000         7,516,365
         Water Management, Refunding, Series A, 6.50%, 5/01/22 ..................................      11,340,000        11,604,335
         Water Management, Series B, 6.50%, 5/01/22 .............................................       4,580,000         4,686,760
   Viera East CDD, Water and Sewer Revenue, 6.75%, 5/01/09 ......................................       1,990,000         2,037,959
   Village Center CDD Recreational Revenue, Series A, MBIA Insured, 5.20%, 11/01/25 .............      10,000,000        10,556,900
   Volusia County Educational Facility Authority Revenue, Educational Facilities,
         Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%, 10/15/22 ...........       2,000,000         2,127,860
         Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 .........................       5,000,000         5,261,850
   Volusia County School Board COP,
         Master Lease Program, FSA Insured, 5.50%, 8/01/24 ......................................       5,000,000         5,375,200
         MBIA Insured, 5.00%, 8/01/30 ...........................................................       9,380,000         9,706,330
   West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%, 5/01/17 ......................       1,870,000         2,025,079
   West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ............................      10,850,000        11,353,331
   West Palm Beach Utility System Revenue, FGIC Insured, Pre-Refunded, 5.50%,
      10/01/29 ..................................................................................       5,000,000         5,247,100
                                                                                                                     --------------
                                                                                                                      1,473,254,247
                                                                                                                     --------------
   U. S. TERRITORIES 6.2%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
         7/01/25 ................................................................................       5,000,000         5,037,950
         7/01/29 ................................................................................      10,000,000        10,027,300
         7/01/33 ................................................................................      13,000,000        12,884,170
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series A, MBIA Insured, 5.00%, 7/01/38 .................................................      12,800,000        13,114,624
         Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       5,000,000         5,582,150
         Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       5,000,000         5,475,350
         Series G, 5.00%, 7/01/33 ...............................................................       5,000,000         4,955,450
         Series K, 5.00%, 7/01/30 ...............................................................       5,000,000         4,978,800
   Puerto Rico Electric Power Authority Power Revenue, Series II, 5.25%, 7/01/31 ................      15,000,000        15,529,650
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..................       5,900,000         6,333,414
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ..............................................................       1,210,000         1,252,907
         Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       3,790,000         4,150,315
         Series I, 5.00%, 7/01/36 ...............................................................       5,000,000         4,953,400
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .........      10,000,000        10,250,300
                                                                                                                     --------------
                                                                                                                        104,525,780
                                                                                                                     --------------
   TOTAL BONDS (COST $1,479,967,745) ............................................................                     1,577,780,027
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 47

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 6.0%
   FLORIDA 6.0%
   Broward County HFAR, SFMR, Refunding, Series B, FHA Insured, 4/01/29 .........................    $    735,000    $      147,728
   Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
      10/01/08 ..................................................................................       1,980,000         1,710,997
   Dade County Guaranteed Entitlement Revenue, Capital Appreciation, AMBAC Insured,
      Pre-Refunded, 8/01/18 .....................................................................      17,020,000         6,849,699
   Florida HFC Revenue,
         Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured, 7/01/30 ...............       3,805,000           703,468
         Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured, 7/01/17 .................       1,905,000         1,038,606
         Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured, 1/01/29 .................      33,835,000         9,371,618
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured, Pre-Refunded,
         10/01/25 ...............................................................................       9,845,000         3,880,111
         10/01/26 ...............................................................................       2,500,000           933,250
   Fort Pierce Utilities Authority Revenue, Capital Appreciation, Series B, AMBAC Insured,
         10/01/20 ...............................................................................       3,090,000         1,563,355
         10/01/21 ...............................................................................       2,585,000         1,241,395
         10/01/22 ...............................................................................       3,090,000         1,407,402
         10/01/23 ...............................................................................       3,060,000         1,320,849
         10/01/24 ...............................................................................       2,560,000         1,046,426
   Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 4/01/32 ................       1,080,000           214,618
   Lakeland Electric and Water Revenue, Capital Appreciation, ETM, 10/01/14 .....................       5,770,000         3,981,473
   Melbourne Water and Sewer Revenue, Capital Appreciation,
         FGIC Insured, ETM, 10/01/26 ............................................................       1,500,000           560,940
         Refunding, Series B, FGIC Insured, 10/01/22 ............................................       1,785,000           813,014
         Refunding, Series B, FGIC Insured, 10/01/26 ............................................       4,500,000         1,648,980
   Miami-Dade County Special Obligation,
         Sub Series B, MBIA Insured, 10/01/36 ...................................................       5,635,000         1,031,261
         Sub Series C, MBIA Insured, 10/01/28 ...................................................       8,305,000         2,398,318
         sub. lien, Refunding, Series A, MBIA Insured, 10/01/25 .................................      22,365,000         7,791,071
   Pinellas County HFA, SFHMR, Multi County B-1, GNMA Secured, 9/01/31 ..........................         815,000           147,996
   Port Everglades Authority Port Improvement Revenue, Capital Appreciation,
         9/01/10 ................................................................................      24,525,000        18,185,042
         ETM, 9/01/10 ...........................................................................      25,475,000        20,460,756
   Port St. Lucie Utility Revenue, MBIA Insured, Pre-Refunded, 9/01/29 ..........................      20,000,000         5,587,800
   Sarasota Special Obligated Revenue, Refunding, AMBAC Insured,
         11/01/09 ...............................................................................       1,365,000         1,176,125
         11/01/12 ...............................................................................       1,780,000         1,338,578
         11/01/15 ...............................................................................       2,180,000         1,413,774
   St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured,
         6/01/22 ................................................................................       4,000,000         1,741,720
         6/01/23 ................................................................................       4,255,000         1,734,934
         6/01/24 ................................................................................       1,500,000           575,325
         6/01/25 ................................................................................       2,130,000           771,166
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $95,279,403) ...................................................                       102,787,795
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,575,247,148) ............................................                     1,680,567,822
                                                                                                                     --------------


48 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 1.2%
   BONDS 1.2%
   FLORIDA 1.2%
(a)Jacksonville Health Facilities Authority Hospital Revenue,
         Baptist Medical Center Project, Daily VRDN and Put, 2.95%, 8/15/21 .....................    $  2,400,000    $    2,400,000
         Genesis Rehabilitation Hospital, Refunding, Daily VRDN and Put, 3.03%, 5/01/21 .........       1,400,000         1,400,000
         Series C, Daily VRDN and Put, 2.95%, 8/15/33 ...........................................       5,515,000         5,515,000
(a)Orange County School Board COP, Series B,
         AMBAC Insured, Daily VRDN and Put, 3.00%, 8/01/25 ......................................       2,000,000         2,000,000
         MBIA Insured, Daily VRDN and Put, 3.00%, 8/01/27 .......................................         700,000           700,000
(a)Orlando and Orange County Expressway Authority Expressway Revenue, Refunding, Series C3, FSA
      Insured, Weekly VRDN and Put, 3.01%, 7/01/25 ..............................................       3,450,000         3,450,000
(a)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program,
      Refunding, AMBAC Insured, Daily VRDN and Put, 3.00%, 12/01/15 .............................       3,795,000         3,795,000
                                                                                                                     --------------
                                                                                                                         19,260,000
                                                                                                                     --------------
   U. S. TERRITORIES 0.0%(b)
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 2.93%, 7/01/28 ..............................         200,000           200,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $19,460,000) ..............................................                        19,460,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $1,594,707,148) 100.1% ...............................................                     1,700,027,822
   OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................................                        (1,362,680)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $1,698,665,142
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

(b)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments | 49
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.3%
   BONDS 97.5%
   GEORGIA 96.0%
   Albany-Dougherty Inner City Authority Revenue, Albany State University Student Housing,
      Series A, XLCA Insured, 5.00%, 7/01/29 ....................................................    $  4,000,000    $    4,119,520
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C, FSA Insured,
      5.00%, 1/01/33 ............................................................................       5,000,000         5,129,500
   Atlanta Airport Revenue,
         General, Series A, FGIC Insured, Pre-Refunded, 5.50%, 1/01/26 ..........................       5,000,000         5,431,650
         Series A, FGIC Insured, Pre-Refunded, 5.60%, 1/01/30 ...................................       5,000,000         5,450,500
   Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, 5.50%,
      12/01/20 ..................................................................................       1,500,000         1,615,275
   Atlanta Development Authority Revenue,
         Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26 ..........       2,555,000         2,747,238
         Yamacraw Design Center Project, Series A, MBIA Insured, Pre-Refunded, 5.125%, 1/01/23 ..       4,150,000         4,492,333
   Atlanta Urban Residential Finance Authority MFHR,
         Defoors Ferry Manor Project, Pre-Refunded, 5.90%, 10/01/18 .............................       1,700,000         1,770,703
         Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 .......................................       1,040,000         1,078,553
         Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 ......................................       1,560,000         1,612,260
   Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 .....       8,000,000         8,206,720
   Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ................................       5,000,000         5,139,250
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
         5.25%, 12/01/22 ........................................................................       2,500,000         2,266,325
         5.375%, 12/01/28 .......................................................................       2,000,000         1,785,780
   Brunswick and Glynn County Development Authority Revenue, Georgia Pacific Project,
      Refunding, 5.55%, 3/01/26 .................................................................       2,000,000         1,855,400
   Bulloch County Development Authority Lease Revenue, Georgia Southern University,
      XLCA Insured, 5.00%, 8/01/27 ..............................................................       5,000,000         5,202,750
   Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%, 8/01/18 .............          10,000            10,058
   Clayton County Development Authority Revenue,
         Gateway Village Project, Series A, Pre-Refunded, 6.00%, 8/01/23 ........................       3,500,000         3,874,605
         Refunding, Series A, MBIA Insured, 5.00%, 8/01/23 ......................................       2,310,000         2,421,642
   Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%, 7/01/23 ............         995,000         1,018,462
   Cobb County Development Authority Parking Revenue, Kennesaw State University Foundation
      Inc. Project, MBIA Insured, 5.00%, 7/15/29 ................................................       2,000,000         2,076,440
   Cobb County Development Authority University Facilities Revenue, Kennesaw State University,
      Sub Series D, MBIA Insured, 5.00%, 7/15/29 ................................................       4,000,000         4,152,880
   Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM, 7.75%,
      2/01/07 ...................................................................................          30,000            30,534
   College Park Business and IDAR, Civic Center Project, AMBAC Insured, Pre-Refunded, 5.75%,
      9/01/26 ...................................................................................       2,000,000         2,230,620
   Columbia County GO, Courthouse/Detention Center Projects, 5.00%, 2/01/24 .....................       2,000,000         2,070,340
   Columbia County Water and Sewer Revenue, FSA Insured, 5.00%, 6/01/24 .........................       1,130,000         1,180,036
   Columbus Water and Sewage Revenue, Refunding, MBIA Insured, 5.00%, 5/01/25 ...................       1,000,000         1,042,450
   DeKalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA Insured,
      5.40%, 2/20/29 ............................................................................       1,980,000         2,056,309
   DeKalb County Public Safety and Judicial Facilities Authority Revenue, Public Safety and
      Judicial Facility Project, 5.00%, 12/01/29 ................................................       2,000,000         2,082,260


50 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   DeKalb County Water and Sewer Revenue, 5.125%, 10/01/31 ......................................    $  6,500,000    $    6,807,320
   Douglasville-Douglas County Water and Sewer Authority Water and Sewer Revenue,
      MBIA Insured, 5.00%, 6/01/29 ..............................................................       3,410,000         3,551,515
   Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%, 6/01/26 ..............       3,000,000         3,124,680
   Forsyth County GO, Pre-Refunded, 5.75%, 2/01/19 ..............................................       1,500,000         1,655,985
   Forsyth County School District GO, MBIA Insured, 5.00%, 2/01/25 ..............................       3,000,000         3,136,590
   Fulton County Development Authority Revenue,
         Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 .............................       3,000,000         3,099,420
         Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 .....................       5,000,000         5,293,300
         Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 .......................       2,240,000         2,335,088
   Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ..........................       2,500,000         2,590,600
   Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates, Northeast
      Health System Inc. Project, Refunding, 5.50%, 5/15/31 .....................................       2,500,000         2,581,700
   Georgia Municipal Association Inc. COP, City Court Atlanta Project, AMBAC Insured, 5.25%,
      12/01/26 ..................................................................................       2,000,000         2,132,280
   Georgia Municipal Electric Authority Power Revenue, Series W,
         6.60%, 1/01/18 .........................................................................         955,000         1,132,019
         ETM, 6.60%, 1/01/18 ....................................................................          45,000            52,948
   Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured, 5.00%,
      6/01/24 ...................................................................................       1,000,000         1,037,380
   Georgia Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing
      Corp. Project, Series A, 6.00%, 6/01/24 ...................................................       2,550,000         2,713,225
   Georgia School Board Assn. Inc. COP, DeKalb County Public School Project, MBIA Insured,
      5.00%, 12/01/25 ...........................................................................       2,600,000         2,716,428
   Georgia State HFAR, MF,
         Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%, 1/01/25 .....................       1,000,000         1,039,660
         Lake Vista Apartments Project, Series A, FSA Insured, 5.95%, 1/01/27 ...................       1,000,000         1,030,630
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured, 5.00%,
      1/01/25 ...................................................................................       1,450,000         1,515,555
   Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
      MBIA Insured, 5.00%, 1/01/24 ..............................................................       8,500,000         8,860,655
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
      Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ..............................       3,750,000         3,956,025
   Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ............................       2,795,000         2,978,743
   Habersham County School District GO, MBIA Insured, 5.00%, 4/01/28 ............................       2,750,000         2,873,915
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
      AMBAC Insured, 6.00%, 7/01/29 .............................................................       5,000,000         5,486,300
   Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
      10/01/23 ..................................................................................       3,300,000         3,853,146
   Jefferson School District GO, School, Series A, 5.00%, 2/01/24 ...............................       1,005,000         1,051,521
   Liberty County Hospital Authority Revenue, Anticipation Certificates, Refunding,
      AMBAC Insured, 5.00%, 8/01/26 .............................................................       2,905,000         3,061,057
   Marietta Development Authority Revenue, First Mortgage, Life College Inc.,
         Refunding, Series A, FSA Insured, 5.75%, 9/01/14 .......................................       1,800,000         1,845,684
         Refunding, Series A, FSA Insured, 5.80%, 9/01/19 .......................................       1,100,000         1,127,962
         Refunding, Series A, FSA Insured, 5.95%, 9/01/19 .......................................       1,000,000         1,025,540
         Series B, FSA Insured, 5.75%, 9/01/14 ..................................................         800,000           820,304


                                        Quarterly Statements of Investments | 51

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
      Healthcare System, MBIA Insured, 5.50%, 8/01/25 ...........................................    $  6,000,000    $    6,364,500
   Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
      10/01/26 ..................................................................................       1,000,000         1,085,360
   Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project, Refunding,
      Series A, 6.80%, 1/01/12 ..................................................................       1,500,000         1,727,880
   Municipal Electricity Authority Revenue, Project 1, Sub Series E, MBIA Insured, 5.00%,
      1/01/25 ...................................................................................       2,315,000         2,419,291
   Newton County Hospital Authority Revenue, Newton Health System Project 1999,
      AMBAC Insured, 6.10%, 2/01/24 .............................................................       4,500,000         4,952,700
   Private Colleges and Universities Authority Revenue,
         Emory University Project, Refunding, Series A, Pre-Refunded, 5.50%, 11/01/25 ...........      10,000,000        10,837,800
         Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 .......................       2,000,000         2,048,480
   Richmond County Development Authority Educational Facilities Revenue, Augusta State
      University Jaguar Student Center, Series A, XLCA Insured, 5.00%, 7/01/29 ..................       1,000,000         1,029,880
   Richmond County Development Authority, Solid Waste Disposal Revenue, International Paper Co.
      Project, 5.80%, 12/01/20 ..................................................................       1,500,000         1,553,865
   Rockdale County Water and Sewer Authority Revenue,
         FSA Insured, 5.00%, 7/01/29 ............................................................       4,000,000         4,182,520
         Refunding, Series A, MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 .......................       5,000,000         5,408,100
   Savannah EDA Revenue,
         Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30 ..................       2,125,000         2,199,333
         XLCA Insured, 5.00%, 7/01/29 ...........................................................       3,000,000         3,101,370
   South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
      5.00%, 1/01/33 ............................................................................       3,500,000         3,598,490
   Suwanee GO, MBIA Insured, 5.25%, 1/01/32 .....................................................       3,000,000         3,141,000
   Upper Oconee Basin Water Authority Revenue,
         FGIC Insured, Pre-Refunded, 5.25%, 7/01/27 .............................................       1,550,000         1,653,199
         Refunding, MBIA Insured, 5.00%, 7/01/26 ................................................       1,000,000         1,043,250
   Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical
      Center Project, AMBAC Insured, 5.25%, 10/01/27 ............................................       3,000,000         3,167,040
   Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA Insured,
      6.00%, 2/01/21 ............................................................................         750,000           768,233
   Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured, 5.25%,
      3/01/25 ...................................................................................       3,000,000         3,177,390
                                                                                                                     --------------
                                                                                                                        230,097,249
                                                                                                                     --------------
   U. S. TERRITORIES 1.5%
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
         5.40%, 10/01/12 ........................................................................         850,000           890,868
         5.50%, 10/01/22 ........................................................................       1,200,000         1,245,528
         5.625%, 10/01/25 .......................................................................       1,530,000         1,588,936
                                                                                                                     --------------
                                                                                                                          3,725,332
                                                                                                                     --------------
   TOTAL BONDS (COST $222,381,461) ..............................................................                       233,822,581
                                                                                                                     --------------


52 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GEORGIA TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   STEP-UP BONDS 0.8%
   GEORGIA 0.8%
   Fayette County School District GO, zero cpn. to 9/01/10,
         4.75% thereafter, 3/01/21 ..............................................................    $  1,355,000    $    1,081,954
         4.95% thereafter, 3/01/25 ..............................................................       1,000,000           791,990
                                                                                                                     --------------
   TOTAL STEP-UP BONDS (COST $1,876,970) ........................................................                         1,873,944
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $224,258,431) ..............................................                       235,696,525
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.8%
   BONDS 1.8%
   GEORGIA 1.8%
(a)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
      Assn. Project, Daily VRDN and Put, 3.02%, 8/01/33 .........................................       1,475,000         1,475,000
(a)Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
      AMBAC Insured, Weekly VRDN and Daily Put, 3.02%, 10/01/16 .................................         300,000           300,000
(a)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.00%,
      11/01/41 ..................................................................................       2,515,000         2,515,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $4,290,000) ...............................................                         4,290,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $228,548,431) 100.1% .................................................                       239,986,525
   OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................................                          (317,964)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  239,668,561
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 53
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.7%
   BONDS 91.5%
   ALABAMA 0.3%
   Camden IDB Exempt Facilities Revenue, Weyerhaeuser, Refunding,
         Series A, 6.125%, 12/01/24 ..............................................................    $  3,000,000    $   3,267,390
         Series B, 6.375%, 12/01/24 ..............................................................       1,750,000        1,904,473
   Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
      7/01/21 ....................................................................................      10,575,000       11,513,531
                                                                                                                      -------------
                                                                                                                         16,685,394
                                                                                                                      -------------

   ALASKA 0.2%
   Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
      Regional Power,
         5.70%, 1/01/12 ..........................................................................       2,260,000        2,271,275
         5.80%, 1/01/18 ..........................................................................       1,495,000        1,455,741
         5.875%, 1/01/32 .........................................................................       6,900,000        6,393,816
   Alaska State HFC Revenue, Series A, MBIA Insured, Pre-Refunded, 5.85%, 12/01/15 ...............       2,340,000        2,386,800
                                                                                                                      -------------
                                                                                                                         12,507,632
                                                                                                                      -------------

   ARIZONA 4.1%
   Apache County IDA,
         IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 ........................      16,500,000       16,510,725
         PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 ........................      53,150,000       53,174,449
         PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 .......................      33,800,000       33,807,774
   Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
      6.375%, 12/01/37 ...........................................................................       2,500,000        2,707,600
   Arizona Health Facilities Authority Revenue,
         Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ..................................         400,000          405,652
         Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ...................................       4,000,000        3,999,520
         Catholic Healthcare West, Series A, 6.625%, 7/01/20 .....................................       3,940,000        4,394,006
   Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
      12/01/32 ...................................................................................      14,500,000       15,531,095
   Coconino County Pollution Control Corp. Revenue,
         Pollution Control, Nevada Power Co., Series B, 5.80%, 11/01/32 ..........................       9,230,000        9,229,908
         Tucson Electric Power Navajo, Refunding, Series A, 7.125%, 10/01/32 .....................      21,125,000       21,932,397
         Tucson Electric Power Navajo, Refunding, Series B, 7.00%, 10/01/32 ......................       9,500,000        9,876,295
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West,
         Refunding, ACA Insured, 5.00%, 7/01/16 ..................................................       6,500,000        6,587,165
         Series A, 5.50%, 7/01/26 ................................................................       7,500,000        7,865,100
   Maricopa County Pollution Control Corp. PCR, Public Service Co. of Colorado, Refunding,
      Series A, 5.75%, 11/01/22 ..................................................................       9,800,000        9,937,690
   Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
      MBIA Insured, 5.00%, 7/01/29 ...............................................................      36,500,000       37,963,285
   Pima County IDAR, Tucson Electric Power Co. Project, Series A, 6.10%, 9/01/25 .................       3,990,000        3,992,793
                                                                                                                      -------------
                                                                                                                        237,915,454
                                                                                                                      -------------
   ARKANSAS 0.3%
   Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
      Projects, Series A, 7.75%, 8/01/25 .........................................................       3,800,000        4,309,352
   Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%, 10/01/13 .................       2,400,000        2,672,208


54 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
      11/01/26 ...................................................................................    $ 10,000,000    $  10,135,500
   Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%, 4/01/12 ....................       3,150,000        3,455,424
                                                                                                                      -------------
                                                                                                                         20,572,484
                                                                                                                      -------------
   CALIFORNIA 11.2%
   ABAG 1915 Act Special Assessment,
         Windemere Ranch AD, Series 1, 7.45%, 9/02/30 ............................................      37,535,000       40,205,240
         Windemere Ranch AD 99, Series 1, 6.375%, 9/02/32 ........................................       9,740,000       10,201,676
   Adelanto Water Authority Revenue, Subordinated, Water System Acquisition Project,
      Series A, Pre-Refunded, 7.50%, 9/01/28 .....................................................      21,330,000       24,033,364
   Alameda County MFHR, Claremont House Project, Refunding, Series A, 8.00%,
      12/01/23 ...................................................................................      11,650,000       12,234,014
   Avenal PFAR, Pre-Refunded,
         7.00%, 9/02/10 ..........................................................................         825,000          875,069
         7.25%, 9/02/27 ..........................................................................       3,665,000        3,983,598
   Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23 ...............       4,340,000        5,201,318
   Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 ................................       5,780,000        5,942,245
   California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
      5.875%, 6/01/35 ............................................................................       3,700,000        3,848,407
   California Educational Facilities Authority Revenue, Pooled College and University Financing,
      Series B, 6.125%, 6/01/09 ..................................................................          35,000           35,055
   California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
      California Mortgage Insured, 5.00%,
         11/01/24 ................................................................................       2,295,000        2,346,201
         11/01/29 ................................................................................       2,220,000        2,238,959
         11/01/33 ................................................................................       3,130,000        3,167,998
   California Infrastructure and Economic Development Bank Revenue, Department of Social
      Services Administration Building, AMBAC Insured, 5.00%,
         12/01/30 ................................................................................      10,300,000       10,983,714
         12/01/35 ................................................................................      14,110,000       14,996,531
   California State GO,
         5.00%, 2/01/33 ..........................................................................      40,640,000       41,510,915
         Refunding, 5.25%, 4/01/30 ...............................................................       2,500,000        2,603,400
         Refunding, 5.25%, 4/01/32 ...............................................................       2,500,000        2,602,025
         Various Purpose, 5.125%, 11/01/24 .......................................................      18,935,000       19,791,051
         Various Purpose, 5.00%, 8/01/33 .........................................................      25,000,000       25,614,250
   California Statewide CDA Revenue,
         Elder Care Alliance, Series A, 8.25%, 11/15/32 ..........................................      13,090,000       13,774,476
         Eskaton Village Grass Valley, 8.25%, 11/15/31 ...........................................       3,285,000        3,726,143
         John F. Kennedy University, 6.75%, 10/01/33 .............................................       8,000,000        8,389,680
         Monterey Institute International, 7.75%, 7/01/31 ........................................      13,240,000       12,838,696
         Prospect Sierra School, 6.75%, 9/01/32 ..................................................       6,545,000        6,819,890
         Sutter Health, Series A, 5.00%, 11/15/43 ................................................      25,000,000       25,018,750
   Chula Vista CFD Special Tax,
         No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 ....................................       3,205,000        3,343,648
         No. 99-1, Otay Ranch Special Assessment 1, Pre-Refunded, 6.10%, 9/01/31 .................       4,890,000        5,532,595


                                        Quarterly Statements of Investments | 55

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Corona COP, Corona Community Hospital Project,
         ETM, 9.425%, 9/01/06 ....................................................................    $  1,355,000    $   1,416,707
         Pre-Refunded, 9.425%, 9/01/20 ...........................................................       8,820,000       10,925,687
   El Dorado County CFD Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
      9/01/31 ....................................................................................       3,500,000        3,620,715
   Elk Grove Special Tax, East Franklin Community No. 1-A, Pre-Refunded,
         5.80%, 8/01/25 ..........................................................................       3,745,000        4,042,728
         6.00%, 8/01/33 ..........................................................................       5,435,000        5,884,474
   Emeryville RDA, MFHR, Emery Bay Apartments II,
         Refunding, Series A, 5.85%, 10/01/28 ....................................................      13,530,000       13,344,368
         sub. lien, Refunding, Series B, 6.35%, 10/01/28 .........................................       3,205,000        3,181,732
         sub. lien, Refunding, Series C, 7.875%, 10/01/28 ........................................       1,900,000        1,888,334
   Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
      6.50%, 1/01/32 .............................................................................      37,675,000       39,022,635
   Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32 ..............................       3,500,000        3,636,045
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
         Asset-Backed, Series A-3, 7.875%, 6/01/42 ...............................................      10,000,000       12,019,800
         Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ..................................      20,000,000       22,143,000
         Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ..................................      20,000,000       22,143,000
         Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ...................................      21,000,000       23,419,620
         Enhanced, Asset-Backed, Series A, 5.00%, 6/01/45 ........................................      20,000,000       19,965,600
         Series 2003 A-1, 6.75%, 6/01/39 .........................................................       4,735,000        5,288,001
   Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Ltd. Obligation, Refunding,
      7.00%, 9/02/30 .............................................................................       8,195,000        8,912,308
   Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34 ........................       5,000,000        5,221,100
   Los Angeles MFR, Refunding,
         Series J-1B, 7.125%, 1/01/24 ............................................................         505,000          502,627
         Series J-1C, 7.125%, 1/01/24 ............................................................       1,155,000        1,149,572
         Series J-2B, 8.50%, 1/01/24 .............................................................       2,485,000        2,354,711
         Series J-2C, 8.50%, 1/01/24 .............................................................       5,585,000        5,292,178
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
      (a)Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 .................      12,000,000        9,060,120
         Facilities Sub-Lease, Los Angeles International, Series A-1, 7.125%, 12/01/24 ...........       2,000,000        1,956,300
         Facilities Sub-Lease, Los Angeles International, Series A-2, 7.50%, 12/01/24 ............      10,000,000       10,006,300
         Refunding, Series C, 6.125%, 12/01/07 ...................................................       4,655,000        4,606,728
         Refunding, Series C, 7.00%, 12/01/12 ....................................................       8,000,000        8,070,800
         Refunding, Series C, 7.50%, 12/01/24 ....................................................      30,000,000       30,018,900
      (a)United Airlines, Los Angeles International, Refunding, 6.875%, 11/15/12 .................       9,500,000        8,655,640
   Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ................................       4,000,000        4,292,280
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 .............................       1,515,000        1,557,875
   Poway USD Special Tax,
         CFD No. 10, Area A, 6.10%, 9/01/31 ......................................................       1,995,000        2,044,636
         CFD No. 11, Area A, 5.375%, 9/01/28 .....................................................       2,965,000        3,006,895
         CFD No. 11, Area A, 5.375%, 9/01/34 .....................................................       2,235,000        2,255,227
   San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
      Series A, 7.00%, 9/02/17 ...................................................................         790,000          793,618
   San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
      7/01/31 ....................................................................................       8,920,000        9,860,882


56 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
      1/01/33 ....................................................................................    $ 11,930,000    $  11,158,248
   Saugus USD Special Tax, 6.00%, 9/01/33 ........................................................       3,150,000        3,296,318
   Stockton CFD Special Tax, Spanos Park West, 6.375%, 9/01/32 ...................................       4,100,000        4,372,199
   Stockton Improvement Bond Revenue, 1915 Act, Ltd. Obligation, Mosher AD 02, 6.30%,
      9/02/33 ....................................................................................       6,000,000        6,178,680
   Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%,
      9/01/34 ....................................................................................       6,520,000        6,747,483
   West Sacramento Special Tax, CFD No. 16, 6.00%, 9/01/33 .......................................       3,000,000        3,062,910
                                                                                                                      -------------
                                                                                                                        658,235,889
                                                                                                                      -------------
   COLORADO 2.0%
   Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
      Refunding and Improvement, Series A,
         5.45%, 7/01/08 ..........................................................................         710,000          711,420
         5.75%, 7/01/20 ..........................................................................       3,000,000        3,053,370
         5.875%, 7/01/28 .........................................................................       2,990,000        2,967,575
   Denver City and County Airport Revenue,
         Refunding, Series B, 5.50%, 11/15/33 ....................................................      20,000,000       20,088,600
         Series D, 7.75%, 11/15/13 ...............................................................         500,000          581,625
(a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
      Series A, 6.875%, 10/01/32 .................................................................      11,760,000       10,775,688
   Denver Health and Hospital Authority Healthcare Revenue, Refunding, Series A, 6.25%,
      12/01/33 ...................................................................................       4,000,000        4,263,040
   Eagle County Airport Terminal Corp. Revenue,
         7.50%, 5/01/21 ..........................................................................       1,785,000        1,815,702
         Series A, 7.00%, 5/01/21 ................................................................         850,000          892,747
         Series A, 7.125%, 5/01/31 ...............................................................       1,705,000        1,798,229
   Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
      6.95%, 8/01/19 .............................................................................      41,200,000       43,360,116
   Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 ..............................       2,835,000        2,968,897
   McKay Landing Metropolitan District No. 002 GO,
         Ltd. Tax, 7.50%, 12/01/19 ...............................................................       3,375,000        3,643,751
         Refunding, Subordinated, Series A, 7.50%, 12/01/34 ......................................       2,000,000        2,010,660
   Saddle Rock South Metropolitan District No. 2 GO, Ltd. Mill Levy Obligation, 7.20%,
      12/01/19 ...................................................................................         575,000          615,308
   Saddle Rock South Metropolitan District No. 3 GO, Ltd. Mill Levy Obligation, 7.35%,
      12/01/19 ...................................................................................       3,320,000        3,557,181
   University of Colorado Hospital Authority Revenue, Series A, 5.60%, 11/15/31 ..................       9,000,000        9,302,490
   Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31 ...........       3,000,000        3,024,960
                                                                                                                      -------------
                                                                                                                        115,431,359
                                                                                                                      -------------
   CONNECTICUT 1.9%
   Connecticut State Development Authority PCR,
         Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ........................      53,825,000       57,089,486
         Western Massachusetts Electric Co., Refunding, Series A, 5.85%, 9/01/28 .................      12,500,000       13,294,000
   Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
      Project, 6.15%, 4/01/35 ....................................................................       3,000,000        3,114,870


                                        Quarterly Statements of Investments | 57

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT (CONT.)
   Connecticut State Health and Educational Facilities Authority Revenue,
         Sacred Heart University, Series C, 6.50%, 7/01/16 .......................................    $    420,000    $     432,865
         Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 .........................       1,580,000        1,639,392
         St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ................................       5,650,000        5,418,067
         Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 ...........................       1,200,000        1,228,128
   Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%, 11/15/17 .........      19,995,000       20,532,666
   Greater New Haven Water Pollution Control Authority Regional Water Revenue, Series A,
      MBIA Insured, 5.00%, 8/15/35 ...............................................................       6,735,000        7,007,902
                                                                                                                      -------------
                                                                                                                        109,757,376
                                                                                                                      -------------
   DISTRICT OF COLUMBIA 1.8%
   District of Columbia GO,
         Refunding, Series A, 6.00%, 6/01/07 .....................................................       8,930,000        9,065,379
         Series A, ETM, 6.00%, 6/01/07 ...........................................................       2,845,000        2,891,203
         Series A, Pre-Refunded, 6.375%, 6/01/11 .................................................      22,770,000       23,571,732
         Series A, Pre-Refunded, 6.375%, 6/01/16 .................................................      27,230,000       28,188,768
   District of Columbia Hospital Revenue, Medlantic Healthcare Group, Series A, MBIA Insured,
      ETM, 5.875%, 8/15/19 .......................................................................       8,850,000        9,182,052
   District of Columbia Revenue,
         Carnegie Endowment, 5.75%, 11/15/26 .....................................................       5,410,000        5,568,567
         Methodist Home Issue, 6.00%, 1/01/29 ....................................................       4,750,000        4,639,657
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset-Backed Bonds,
      6.50%, 5/15/33 .............................................................................      22,000,000       24,691,260
                                                                                                                      -------------
                                                                                                                        107,798,618
                                                                                                                      -------------
   FLORIDA 8.1%
   Beacon Tradeport CDD Special Assessment, Commercial Project, Series A, Pre-Refunded,
         6.00%, 5/01/16 ..........................................................................      26,130,000       28,303,755
         6.20%, 5/01/22 ..........................................................................      23,590,000       26,664,013
   Brighton Lakes CDD Special Assessment, Series B, 7.625%, 5/01/31 ..............................       3,215,000        3,390,089
   Brooks of Bonita Springs CDD Capital Improvement Revenue,
         6.85%, 5/01/31 ..........................................................................       1,420,000        1,502,048
         Series A, 6.20%, 5/01/19 ................................................................       6,625,000        6,792,679
   Brooks of Bonita Springs II CDD Capital Improvement Revenue, Series A, 7.00%, 5/01/31 .........      12,130,000       12,727,160
   Capital Region CDD Capital Improvement Revenue, Series A-2, 6.85%, 5/01/31 ....................       2,395,000        2,556,351
   Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20 .......................       2,715,000        2,773,345
   Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
      8/15/32 ....................................................................................      10,550,000       11,282,697
   East Homested CDD Special Assessment Revenue, 5.45%, 5/01/36 ..................................       1,500,000        1,504,650
   Falcon Trace CDD Special Assessment, 6.00%, 5/01/20 ...........................................       3,690,000        3,778,486
   Fleming Plantation CDD Special Assessment, Series B, 7.375%, 5/01/31 ..........................       9,900,000       10,626,561
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      6.00%, 6/01/23 .............................................................................       5,000,000        6,058,150
   Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
      Phase One, 8.00%, 5/01/20 ..................................................................       3,755,000        3,835,395
   Groves CDD Special Assessment Revenue,
         Series A, 7.75%, 5/01/32 ................................................................       1,770,000        1,766,442
         Series B, 7.625%, 5/01/08 ...............................................................       3,400,000        3,399,694


58 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
         10/01/24 ................................................................................    $  4,700,000    $    5,295,161
         10/01/29 ................................................................................       1,400,000         1,561,812
   Heritage Harbor CDD Special Assessment Revenue, Series A, 6.70%, 5/01/19 ......................       1,500,000         1,531,815
   Hillsborough County IDAR, Refunding, Series B, 5.25%,
         10/01/28 ................................................................................       1,500,000         1,544,475
         10/01/34 ................................................................................       7,250,000         7,445,895
   Indian Trace CDD, GO, Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/11 ....................................................................................      12,760,000        13,899,978
   Indian Trace CDD Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 ..................       3,000,000         3,016,110
   Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
         6.875%, 8/01/10 .........................................................................         715,000           739,246
         7.00%, 8/01/20 ..........................................................................       2,445,000         2,570,062
         7.25%, 8/01/31 ..........................................................................       5,725,000         6,028,940
   Indigo CDD Capital Improvement Revenue,
         Refunding, Series A, 7.00%, 5/01/31 .....................................................         940,000           963,190
         Series C, 7.00%, 5/01/30 ................................................................       4,860,000         4,979,896
   Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ......................................       1,935,000         2,019,869
   Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 .............................................       1,670,000         1,776,930
   Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
      Series A, 6.75%, 1/01/19 ...................................................................      14,955,000        15,171,249
   Lakeside Plantation CDD Capital Improvement Revenue, 7.00%, 5/01/07 ...........................         238,402           238,380
   Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A, 8.125%, 5/01/17 ................       2,610,000         2,660,373
   Lakewood Ranch CDD No. 3 Special Assessment Revenue, 7.625%, 5/01/18 ..........................         460,000           472,264
   Largo First Mortgage Revenue, The Barrington Project, Series A, 7.50%, 9/01/33 ................      10,730,000        10,928,290
   Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
      CIFG Insured, 5.00%, 10/01/30 ..............................................................      11,505,000        11,956,916
   Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31 .....................       8,440,000         8,960,748
   Mediterra South CDD Capital Improvement Revenue,
         6.85%, 5/01/31 ..........................................................................       2,640,000         2,798,849
         Series B, 6.95%, 5/01/31 ................................................................       7,390,000         7,737,108
   Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
      MBIA Insured, 5.00%, 6/01/32 ...............................................................      14,000,000        14,394,100
   Miami-Dade County Stormwater Utility Revenue, MBIA Insured, 5.00%, 4/01/26 ....................       5,750,000         6,011,165
   Midtown Miami Community Development Special Assessment Revenue,
         Series A, 6.25%, 5/01/37 ................................................................       7,500,000         7,941,300
         Series B, 6.50%, 5/01/37 ................................................................       4,000,000         4,310,680
   Mount Dora Country Club CDD Special Assessment Revenue, 7.75%, 5/01/13  .......................         540,000           547,263
   North Springs ID Special Assessment, Water Management, Series B, 8.30%, 5/01/24  ..............       1,520,000         1,533,194
   North Springs ID Special Assessment Revenue, Parkland Isles Project, Series A, 7.00%,
      5/01/19 ....................................................................................         865,000           887,300
   Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit
      Development No. 43, 6.10%, 8/01/21 .........................................................       2,675,000         2,785,879
   Northwood CDD Special Assessment Revenue, Series B, 7.60%, 5/01/17 ............................       1,220,000         1,222,818
   Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 ...........................       3,300,000         3,517,305
   Orange County Health Facilities Authority Revenue, Hospital,
         Adventist Health System Inc., 5.625%, 11/15/32 ..........................................      10,000,000        10,608,700
         Orlando Regional Healthcare, 5.75%, 12/01/32 ............................................      15,000,000        16,039,500


                                        Quarterly Statements of Investments | 59

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Orange County Tourist Development Tax Revenue, Refunding, AMBAC Insured, 5.00%,
      10/01/29 ...................................................................................    $ 13,925,000    $   14,516,952
   Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32 ......................       2,890,000         3,058,082
   Parkway Center CDD Special Assessment, Mandatory Put 8/11/04, Series A, 8.25%,
      5/01/31 ....................................................................................       1,383,190         1,387,768
   Pelican Marsh CDD Special Assessment Revenue,
         Series A, 7.10%, 5/01/20 ................................................................       3,490,000         3,726,866
         Series A, 7.20%, 5/01/31 ................................................................       6,390,000         6,830,207
         Series B, 6.90%, 5/01/11 ................................................................       2,770,000         2,826,148
         Series C, 7.00%, 5/01/19 ................................................................      10,805,000        11,207,378
         Series D, 6.95%, 5/01/19 ................................................................       3,740,000         3,874,229
   Piney-Z CDD Capital Improvement Revenue, Series A, 7.25%, 5/01/19  ............................         700,000           726,089
   Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31  ..................................      10,290,000        10,714,154
   Reserve CDD Capital Improvement Revenue, Stormwater Management, 8.25%, 5/01/14 ................       1,950,000         1,976,111
   Reserve CDD No. 2 Capital Improvement Revenue, 7.125%, 5/01/30 ................................       3,645,000         3,775,783
   Reserve CDD Utility Revenue, Stormwater Management, Refunding, Series A, 6.625%,
      12/01/22 ...................................................................................       3,985,000         4,143,085
   River Place St. Lucie CDD Special Assessment Revenue,
         Series A, 7.625%, 5/01/21 ...............................................................       1,175,000         1,241,388
         Series A, 7.625%, 5/01/30 ...............................................................       1,590,000         1,677,466
         Series B, 7.25%, 5/01/10 ................................................................         970,000           987,208
   Riverwood Community Development Revenue, Special AD, Series A, 7.75%, 5/01/14 .................         690,000           735,968
   Sampson Creek CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 .......................       2,860,000         2,968,308
   Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37 .........................................       8,170,000         7,938,380
   South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 .............................       2,820,000         2,889,005
   St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
      5/01/18 ....................................................................................       2,095,000         2,146,747
   St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
      Management Benefit, Refunding, Series B,
         6.00%, 5/01/09 ..........................................................................         675,000           679,529
         6.25%, 5/01/25 ..........................................................................       5,080,000         5,289,448
   Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ......................................       2,235,000         2,309,448
   Stoneybrook West CDD Special Assessment Revenue, Series A, 7.00%, 5/01/32 .....................       2,990,000         3,159,114
   Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31 ..........................       1,350,000         1,431,648
   University of Central Florida Assn. Inc. COP, Series A, FGIC Insured, 5.00%, 10/01/35 .........       9,190,000         9,491,983
   Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ............................       8,565,000         9,123,095
   Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ..........................................       8,795,000         9,159,025
   Village CDD No. 4 Special Assessment Revenue, 7.20%, 5/01/31 ..................................       7,045,000         7,592,537
   Village Center CDD Recreational Revenue,
         Sub Series B, 6.30%, 1/01/07 ............................................................       1,020,000         1,027,956
         Sub Series B, 6.25%, 1/01/13 ............................................................       6,935,000         7,281,681
         Sub Series B, 8.25%, 1/01/17 ............................................................       2,055,000         2,159,415
         Sub Series C, 7.375%, 1/01/19 ...........................................................       2,325,000         2,459,153
   Vista Lake CDD Capital Improvement Revenue, Series A, 7.20%, 5/01/32 ..........................       2,715,000         2,875,321
   Waterchase CDD Capital Improvement Revenue, Series A, 6.70%, 5/01/32 ..........................       2,895,000         3,099,358
   Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31 ...........................       1,190,000         1,268,778


60 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Waters Edge Community Development District Capital Improvement Revenue, 5.30%,
      5/01/36 ....................................................................................    $  2,000,000    $    2,001,480
   Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21 ................................       1,445,000         1,529,388
                                                                                                                      --------------
                                                                                                                         472,343,954
                                                                                                                      --------------
   GEORGIA 2.2%
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
         Series C, FSA Insured, 5.00%, 1/01/33 ...................................................      36,000,000        36,932,400
         Series J, FSA Insured, 5.00%, 1/01/29 ...................................................      16,445,000        17,014,162
   Atlanta Water and Wastewater Revenue, FSA Insured, 5.00%, 11/01/34 ............................      20,200,000        20,843,774
   Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
      12/01/28 ...................................................................................       1,470,000         1,312,548
   Floyd County Development Authority Environmental Improvement Revenue,
      Dates-Temple-Inland, 5.70%, 12/01/15 .......................................................       1,575,000         1,676,729
   Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist Health
      Care System Project, ETM,
         6.25%, 10/01/18 .........................................................................       6,000,000         6,902,880
         6.375%, 10/01/28 ........................................................................       8,000,000         9,937,040
   Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, MBIA Insured,
      5.00%, 7/01/34 .............................................................................      26,145,000        26,989,745
   McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
      Products, 6.95%, 12/01/23 ..................................................................       5,120,000         5,690,829
                                                                                                                      --------------
                                                                                                                         127,300,107
                                                                                                                      --------------
   HAWAII 0.9%
   Hawaii State Department of Transportation Special Facilities Revenue, Continental
      Airlines Inc. Project, Refunding, 7.00%, 6/01/20 ...........................................       4,090,000         3,671,838
   Honolulu City and County GO, Series A, MBIA Insured, 5.00%,
         7/01/26 .................................................................................      12,020,000        12,549,361
         7/01/27 .................................................................................      12,640,000        13,166,709
   Honolulu City and County Wastewater System Revenue, Senior Series A, FGIC Insured,
      5.00%, 7/01/30 .............................................................................      20,425,000        21,211,567
                                                                                                                      --------------
                                                                                                                          50,599,475
                                                                                                                      --------------
   IDAHO 0.3%
   Nez Perce County PCR,
         Potlatch 84, 7.00%, 12/01/14 ............................................................       2,500,000         2,797,350
         Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ......................................      17,500,000        17,683,225
                                                                                                                      --------------
                                                                                                                          20,480,575
                                                                                                                      --------------
   ILLINOIS 2.7%
   Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
      3/01/33 ....................................................................................       3,350,000         3,381,792
   Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
      3/01/33 ....................................................................................       5,544,000         5,596,613
   Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project,
         6.75%, 3/01/32 ..........................................................................       5,454,000         5,666,651
         Series 2004, 6.25%, 3/01/32 .............................................................       3,655,000         3,694,840


                                        Quarterly Statements of Investments | 61

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Bolingbrook Special Service Area No. 2 Special Tax, Bloomfield West Project, Series A,
         6.625%, 3/01/31 .........................................................................    $  4,422,000    $    4,584,464
         7.00%, 3/01/31 ..........................................................................       4,880,000         5,165,480
   Bolingbrook Special Service Area No. 3 Special Tax, Lakewood Ridge Project, 7.05%,
      3/01/31 ....................................................................................       5,877,000         6,192,007
   Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%,
      8/01/23 ....................................................................................      11,000,000        11,054,450
   Cary Special Tax,
         Special Service Area No. 1 Cambria, Series A, 7.625%, 3/01/30 ...........................       3,489,000         3,768,608
         Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 .................................       5,400,000         5,807,808
   Gilberts Special Service Area No. 9 Special Tax, Big Timber Project, Pre-Refunded, 7.75%,
      3/01/27 ....................................................................................       6,000,000         7,300,800
   Illinois Health Facilities Authority Revenue,
         Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured, 6.25%, 11/15/20 ..........       9,000,000         9,397,620
         Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%, 2/15/11 ...................       3,370,000         3,517,977
         St. Elizabeth's Hospital, Pre-Refunded, 6.25%, 7/01/16 ..................................       1,215,000         1,259,676
         St. Elizabeth's Hospital, Pre-Refunded, 6.375%, 7/01/26 .................................       6,695,000         6,945,862
         Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ..........................       8,595,000         8,610,127
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
      Convention Center,
         ETM, 7.00%, 7/01/26 .....................................................................       7,500,000         9,840,150
         Pre-Refunded, 6.25%, 7/01/17 ............................................................      11,000,000        11,407,660
   Minooka Special Assessment, Improvement Prairie Ridge Project, 6.875%, 3/01/33 ................       3,000,000         3,058,050
   Montgomery Special Assessment, Improvement, Lakewood Creek Project, 7.75%,
      3/01/30 ....................................................................................       4,826,000         5,230,177
   Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
      3/01/34 ....................................................................................       8,000,000         8,116,080
   Southwestern Development Authority Revenue, Anderson Hospital, 5.625%, 8/15/29 ................       2,425,000         2,489,772
   Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
         6.00%, 3/01/33 ..........................................................................       4,500,000         4,405,590
         6.625%, 3/01/33 .........................................................................       5,280,000         5,363,054
   Wonder Lake Special Services Area No. 2 Special Tax, Neumann Homes Project, 6.125%,
      3/01/35 ....................................................................................       9,500,000         9,518,050
   Yorkville United City Special Service Area Special Tax,
         No. 04, MPI Grande Reserve Project, Series 104, 6.375%, 3/01/34 .........................       4,400,000         4,434,056
         No. 2003, Windett Ridge Project, Series 101, 6.875%, 3/01/33 ............................       3,851,000         4,024,372
                                                                                                                      --------------
                                                                                                                         159,831,786
                                                                                                                      --------------
   INDIANA 1.5%
   Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
         8/15/19 .................................................................................       3,000,000         3,003,360
         8/15/28 .................................................................................       5,000,000         4,955,750
   Indiana Health Facility Financing Authority Hospital Revenue,
         6.25%, 3/01/25 ..........................................................................       3,200,000         3,408,064
         6.00%, 3/01/34 ..........................................................................      12,000,000        12,598,920
         Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 .......................      48,500,000        51,344,040
         Jackson County Scheck Memorial Hospital, Refunding, 5.125%, 2/15/17 .....................       1,500,000         1,546,350


62 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
      Refunding, 5.60%, 12/01/32 .................................................................    $  8,200,000    $    8,435,504
                                                                                                                      --------------
                                                                                                                          85,291,988
                                                                                                                      --------------
   KANSAS 0.2%
   Wyandotte County City Unified Government Utility System Revenue, Improvement, Series B,
      FSA Insured, 5.00%, 9/01/32 ................................................................      10,000,000        10,350,000
                                                                                                                      --------------
   KENTUCKY 2.0%
(a)Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
         Series A, 7.50%, 2/01/12 ................................................................       7,050,000         4,651,378
         Series A, 7.50%, 2/01/20 ................................................................      35,275,000        22,664,187
         Series A, 7.125%, 2/01/21 ...............................................................      28,830,000        18,523,275
         Series A, 6.125%, 2/01/22 ...............................................................      12,940,000         8,022,800
         Series B, 7.25%, 2/01/22 ................................................................       5,315,000         3,414,888
   Kentucky Economic Development Finance Authority Health System Revenue, Norton
      Healthcare Inc., Series C, MBIA Insured,
         6.10%, 10/01/22 .........................................................................      15,975,000        18,129,548
         6.15%, 10/01/27 .........................................................................      10,000,000        11,331,600
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ...............       6,835,000         6,556,132
   Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project, Refunding,
      6.90%, 9/01/22 .............................................................................      16,000,000        17,744,160
   Powderly Industrial Development First Mortgage Revenue, Kroger Co., Refunding, 7.375%,
      9/01/06 ....................................................................................         130,000           130,618
   Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 ...................................       6,195,000         6,474,246
                                                                                                                      --------------
                                                                                                                         117,642,832
                                                                                                                      --------------
   LOUISIANA 1.3%
   Beauregard Parish Revenue, Boise Cascade Corporate Project, Refunding, 6.80%,
      2/01/27 ....................................................................................      13,990,000        15,154,528
   Louisiana Public Facilities Authority Revenue, FHA Insured Mortgage, Baton Rouge General,
      MBIA Insured, 5.25%, 7/01/33 ...............................................................      32,240,000        33,802,673
   New Orleans Sewage Service Revenue, BAN, 3.00%, 7/26/06 .......................................       1,250,000         1,206,587
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ........       4,850,000         4,856,256
   West Feliciana Parish PCR, Entergy Gulf States Project, Refunding, Series B, 6.60%,
      9/01/28 ....................................................................................      20,750,000        20,962,480
                                                                                                                      --------------
                                                                                                                          75,982,524
                                                                                                                      --------------
   MAINE 0.6%
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........................       4,800,000         4,903,008
   Skowhegan PCR, S.D. Warren Co.,
         Series A, 6.65%, 10/15/15 ...............................................................      24,570,000        24,880,073
         Series B, 6.65%, 10/15/15 ...............................................................       4,940,000         5,002,343
                                                                                                                      --------------
                                                                                                                          34,785,424
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 63

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND 0.6%
   Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
      Improvement, Series B, 8.50%, 9/01/07 ......................................................    $  2,290,000    $    2,384,371
   Maryland State CDA, Department of Housing and CDR, Series A, 5.875%, 7/01/16 ..................       2,270,000         2,340,393
   Maryland State EDC Revenue, Chesapeake Bay,
         senior lien, Series B, 7.50%, 12/01/14 ..................................................       1,915,000         2,043,286
         senior lien, Series B, 7.625%, 12/01/22 .................................................       6,740,000         7,201,286
         Series B, 7.75%, 12/01/31 ...............................................................      16,160,000        17,177,433
   Maryland State Industrial Development Financing Authority EDR, Our Lady of Good Counsel
      School, Series A,
         5.50%, 5/01/20 ..........................................................................         420,000           427,505
         6.00%, 5/01/35 ..........................................................................       1,000,000         1,018,120
   Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
      8.50%, 9/01/07 .............................................................................       3,820,000         3,999,311
                                                                                                                      --------------
                                                                                                                          36,591,705
                                                                                                                      --------------
   MASSACHUSETTS 1.1%
   Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
      7.00%, 3/01/21 .............................................................................       2,000,000         2,476,840
   Massachusetts Health and Educational Facilites Authority Revenue, Lahey Clinic Medical
      Center, Series B, FGIC Insured, 5.00%, 8/15/30 .............................................      12,460,000        12,835,669
   Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
      Management Inc. Project, Mandatory Put 12/01/09, Series A, 6.90%, 12/01/29 .................       3,000,000         3,336,510
   Massachusetts State Development Finance Agency Revenue,
         Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ............................       1,030,000         1,040,743
         Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 ...........................       1,620,000         1,623,370
         Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23 ...........       3,500,000         3,543,225
         Loomis Community Project, first mortgage, Series A, 5.625%, 7/01/15 .....................       1,850,000         1,876,289
   Massachusetts State Health and Educational Facilities Authority Revenue, Saint Memorial
      Medical Center, Refunding, Series A,
         5.75%, 10/01/06 .........................................................................         875,000           878,745
         6.00%, 10/01/23 .........................................................................       6,235,000         6,264,990
(a)Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
      Paper Co. Project, senior lien, 8.50%, 11/01/12 ............................................      39,820,661            99,552
   Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ................................................................      31,950,000        33,166,336
                                                                                                                      --------------
                                                                                                                          67,142,269
                                                                                                                      --------------
   MICHIGAN 3.3%
   Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
      Pre-Refunded, 6.25%, 4/15/27 ...............................................................      10,500,000        12,068,805
   Garden City Hospital Financing Authority Hospital Revenue, Refunding,
         5.625%, 9/01/10 .........................................................................       1,640,000         1,659,467
         5.75%, 9/01/17 ..........................................................................       1,000,000           983,170
   Gaylord Hospital Finance Authority Ltd. Obligation Revenue, Otsego Memorial Hospital,
      Refunding, 6.50%,
         1/01/31 .................................................................................       1,000,000         1,001,290
         1/01/37 .................................................................................       1,000,000           998,610


64 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
      MBIA Insured, Pre-Refunded, 6.125%, 1/15/21 ................................................    $ 11,770,000    $   12,043,770
   Michigan State Building Authority Revenue, Facilities Program, Refunding,
         Series I, AMBAC Insured, 5.00%, 10/15/33 ................................................      12,000,000        12,453,600
         Series II, MBIA Insured, 5.00%, 10/15/29 ................................................      16,585,000        17,139,105
   Michigan State Hospital Finance Authority Revenue,
         Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........      18,000,000        19,897,380
         Detroit Medical Center Obligation Group, Refunding, Series A, 6.25%, 8/15/13 ............       7,500,000         7,505,625
         Detroit Medical Center Obligation Group, Refunding, Series A, 6.50%, 8/15/18 ............      30,205,000        30,231,882
         Detroit Medical Center Obligation Group, Refunding, Series B, 5.50%, 8/15/23 ............         500,000           471,365
         Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 .......................         500,000           457,880
         Marquette, 5.00%, 5/15/34 ...............................................................       6,000,000         5,901,420
         Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ..................................       1,000,000         1,050,860
         Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16 .....................       7,310,000         7,460,294
         Sinai Hospital, Refunding, 6.625%, 1/01/16 ..............................................       2,990,000         3,036,166
         Sinai Hospital, Refunding, 6.70%, 1/01/26 ...............................................       7,250,000         7,329,967
   Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison Co. Pollution Control
      Project, Refunding, Series C, 5.45%, 9/01/29 ...............................................      11,000,000        11,471,680
   Midland County EDR, Refunding,
         Series A, 6.875%, 7/23/09 ...............................................................      35,000,000        34,732,250
         Series B, 6.75%, 7/23/09 ................................................................       4,000,000         3,969,320
   Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project, Series A,
      ETM, 5.60%, 2/15/13 ........................................................................       1,565,000         1,663,392
                                                                                                                      --------------
                                                                                                                         193,527,298
                                                                                                                      --------------
   MINNESOTA 1.9%
   Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14 ...........       9,000,000        10,088,190
   Mahtomedi Senior Housing Revenue, Saint Andrews Village Project, Refunding, 5.75%,
      12/01/40 ...................................................................................       5,000,000         4,889,450
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Refunding,
         Sub Series A, AMBAC Insured, 5.00%, 1/01/29 .............................................       5,000,000         5,146,800
         Sub Series C, FGIC Insured, 5.00%, 1/01/31 ..............................................      21,185,000        21,743,860
(a)Minneapolis and St. Paul Metropolitan Airports Commission Special Facilities Revenue,
      Northwest Airlines Inc. Project,
         Refunding, 7.375%, 4/01/25 ..............................................................       5,000,000         3,214,400
         Series A, 7.00%, 4/01/25 ................................................................       6,000,000         3,782,460
   Minneapolis Health Care Facility Revenue,
         Augustana Chapel View Homes, Series D, 5.875%, 6/01/35 ..................................       5,075,000         5,098,751
         Fairview Health Services, Series A, Pre-Refunded, 5.625%, 5/15/32 .......................      18,380,000        20,649,378
         Jones-Harrison Residence Project, 5.70%, 10/01/35 .......................................       1,000,000           988,460
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/30 ...................................................................................       8,200,000         8,532,264
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
         Refunding, Series A, 6.375%, 11/15/29 ...................................................         175,000           194,413
         Series A, Pre-Refunded, 6.375%, 11/15/29 ................................................       6,325,000         7,187,920
   Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
      2/01/18 ....................................................................................         380,000           382,561
   Minnesota State Municipal Power Agency Electric Revenue, 5.00%, 10/01/35 ......................       5,000,000         5,061,600


                                        Quarterly Statements of Investments | 65

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%, 12/01/29  ...................    $  3,220,000    $    3,376,589
   St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35  ...............      10,000,000        10,535,300
   St. Paul Housing and RDA Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
      9/01/07 ....................................................................................         390,000           391,525
                                                                                                                      --------------
                                                                                                                         111,263,921
                                                                                                                      --------------
   MISSISSIPPI 0.6%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................      33,295,000        33,702,864
                                                                                                                      --------------
   MISSOURI 0.6%
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
         Pre-Refunded, 6.25%, 12/01/16 ...........................................................       1,000,000         1,047,970
         Pre-Refunded, 6.40%, 12/01/25 ...........................................................       3,000,000         3,152,370
         Refunding, 5.25%, 12/01/20 ..............................................................       8,350,000         8,113,778
   St. Louis County IDA Industrial Revenue, Kiel Center, Refunding,
         7.625%, 12/01/09 ........................................................................       8,000,000         8,146,560
         7.75%, 12/01/13 .........................................................................       5,175,000         5,270,065
         7.875%, 12/01/24 ........................................................................       6,000,000         6,110,220
   West Plains IDA Hospital Revenue, Ozarks Medical Center,
         6.30%, 11/15/11 .........................................................................         780,000           816,473
         6.75%, 11/15/24 .........................................................................       1,870,000         1,930,756
         Refunding, 5.50%, 11/15/12 ..............................................................         500,000           503,500
                                                                                                                      --------------
                                                                                                                          35,091,692
                                                                                                                      --------------
   MONTANA 0.2%
   Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ...........      10,220,000        10,574,941
                                                                                                                      --------------
   NEBRASKA 0.0%(b)
   Scotts Bluff County Hospital Authority No. 1 Hospital Revenue, Regional West Medical Center,
      6.375%, 12/15/08 ...........................................................................       1,145,000         1,146,878
                                                                                                                      --------------
   NEVADA 3.2%
   Clark County ID, Special Local Improvement, Summerlin, No. 151, 5.00%,
         8/01/20 .................................................................................         765,000           757,901
         8/01/25 .................................................................................       2,405,000         2,363,490
   Clark County ID Special Assessment,
         Special ID No. 132, Local Improvement, 6.875%, 2/01/21 ..................................       3,910,000         4,036,058
         Special ID No. 142, Local Improvement, 6.375%, 8/01/23 ..................................       4,200,000         4,294,038
   Clark County IDR, Nevada Power Co. Project, Refunding, Series B, 5.90%, 10/01/30 ..............       5,125,000         5,126,794
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
      Project, second tier,
         7.25%, 1/01/23 ..........................................................................       8,000,000         8,361,680
         7.375%, 1/01/30 .........................................................................       9,000,000         9,398,430
         7.375%, 1/01/40 .........................................................................      49,750,000        51,700,200
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
      7/01/24 ....................................................................................       7,000,000         7,437,080


66 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA (CONT.)
   Henderson Local ID Special Assessment,
         No. T-2, 9.50%, 8/01/11 .................................................................    $    755,000    $      755,574
         No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18 ............................       3,085,000         3,185,386
         No. T-12, Series A, 7.375%, 8/01/18 .....................................................      40,175,000        42,796,017
         No. T-16, 4.90%, 3/01/16 ................................................................       1,390,000         1,391,001
         No. T-16, 5.00%, 3/01/18 ................................................................       1,000,000         1,000,800
         No. T-16, 5.00%, 3/01/19 ................................................................       1,000,000           997,050
         No. T-16, 5.10%, 3/01/22 ................................................................       1,500,000         1,499,880
         No. T-16, 5.125%, 3/01/25 ...............................................................       1,580,000         1,573,174
         No. T-17, 5.00%, 9/01/15 ................................................................         720,000           729,929
         No. T-17, 5.00%, 9/01/16 ................................................................         740,000           744,840
         No. T-17, 5.00%, 9/01/25 ................................................................       1,400,000         1,382,598
   Las Vegas Local Improvement Bonds Special Assessment,
         Special ID No. 404, Refunding, FSA Insured, 5.85%, 11/01/09 .............................       2,765,000         2,793,452
         Special ID No. 607, 6.25%, 6/01/24 ......................................................       5,000,000         5,155,950
         Special ID No. 808, Summerlin Area, 6.75%, 6/01/21 ......................................       8,340,000         8,659,922
   Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13 .....................       3,835,000         3,874,730
   Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
      6.40%, 7/01/29 .............................................................................      15,415,000        17,103,559
                                                                                                                      --------------
                                                                                                                         187,119,533
                                                                                                                      --------------
   NEW HAMPSHIRE 0.3%
   New Hampshire Higher Education and Health Facilities Authority Revenue,
         Hillcrest Terrace, 7.50%, 7/01/24 .......................................................      16,450,000        16,815,355
         Littleton Hospital Assn., Series B, 5.90%, 5/01/28 ......................................       2,000,000         2,042,560
         New Hampshire Catholic Charities, Refunding, Series A, 5.75%, 8/01/11 ...................       1,145,000         1,165,312
                                                                                                                      --------------
                                                                                                                          20,023,227
                                                                                                                      --------------
   NEW JERSEY 4.8%
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
         Series 1, 6.00%, 1/01/19 ................................................................       2,180,000         2,191,576
         Series 1, 6.00%, 1/01/29 ................................................................       5,000,000         5,017,600
         Series 2, 6.125%, 1/01/19 ...............................................................       2,125,000         2,145,783
         Series 2, 6.125%, 1/01/29 ...............................................................       5,105,000         5,145,789
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
      Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ......................................       9,965,000        10,874,804
   New Jersey EDA Revenue,
         Cigarette Tax, 5.50%, 6/15/24 ...........................................................      23,000,000        23,971,290
         Cigarette Tax, 5.50%, 6/15/31 ...........................................................       6,500,000         6,700,525
         Cigarette Tax, 5.75%, 6/15/34 ...........................................................      10,000,000        10,480,000
         first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24 ................................       1,500,000         1,513,995
         first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 .................................       7,635,000         7,880,236
   New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
         6.625%, 9/15/12 .........................................................................      25,525,000        24,028,980
         6.25%, 9/15/19 ..........................................................................      42,000,000        36,428,280
         6.40%, 9/15/23 ..........................................................................      79,890,000        68,874,767


                                        Quarterly Statements of Investments | 67

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey Health Care Facilities Financing Authority Revenue,
         Lutheran Home, Series A, 8.40%, 7/01/19 .................................................    $  2,100,000    $    2,102,520
         South Jersey Hospital, 5.875%, 7/01/21 ..................................................       7,500,000         7,867,725
         South Jersey Hospital, 6.00%, 7/01/32 ...................................................      18,000,000        18,966,060
         Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 ...........................       5,000,000         5,564,400
   New Jersey State Turnpike Authority Turnpike Revenue,
         Refunding, Series A, FSA Insured, 5.00%, 1/01/25 ........................................      13,700,000        14,361,162
         Series C, FSA Insured, 5.00%, 1/01/35 ...................................................      10,195,000        10,594,032
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding,
         6.00%, 6/01/37 ..........................................................................      10,000,000        10,341,300
         6.125%, 6/01/42 .........................................................................       9,050,000         9,395,076
                                                                                                                      --------------
                                                                                                                         284,445,900
                                                                                                                      --------------
   NEW MEXICO 2.5%
   Farmington PCR,
         Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
            12/01/16 .............................................................................      24,045,000        25,240,517
         Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
            4/01/22 ..............................................................................      66,125,000        70,023,730
         Public Service Co. Project, Series A, 6.60%, 10/01/29 ...................................       6,000,000         6,554,220
         Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ....................................      37,000,000        38,623,930
(c)New Mexico State Hospital Equipment Loan Council Hospital Revenue, Saint Vincent Hospital,
      Series A, Radian Insured,
         5.25%, 7/01/30 ..........................................................................       4,360,000         4,488,751
         5.00%, 7/01/35 ..........................................................................       3,000,000         2,990,700
                                                                                                                      --------------
                                                                                                                         147,921,848
                                                                                                                      --------------
   NEW YORK 10.9%
   Corinth IDA Environmental Improvement Revenue, International Paper Co. Project, Refunding,
      Series A, 5.75%, 2/01/22 ...................................................................       2,000,000         2,072,120
   Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ................      25,000,000        27,707,750
   MTA Revenue,
         Series A, MBIA Insured, 4.75%, 11/15/28 .................................................      15,000,000        15,201,450
         Series B, AMBAC Insured, 5.00%, 11/15/30 ................................................      10,000,000        10,380,800
      (c)Transportation, Series F, 5.00%, 11/15/30 ...............................................       7,000,000         7,181,860
   MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded, 5.875%, 7/01/27 .........      22,700,000        23,958,034
   New York City GO,
         Fiscal 2003, Series I, 5.00%, 3/01/24 ...................................................       5,000,000         5,134,000
         Fiscal 2003, Series I, 5.00%, 3/01/25 ...................................................       9,000,000         9,224,460
         Refunding, Series F, 6.00%, 8/01/11 .....................................................      10,000,000        10,315,300
         Refunding, Series H, 6.125%, 8/01/25 ....................................................       4,710,000         4,944,370
         Refunding, Series J, 6.00%, 8/01/21 .....................................................       3,535,000         3,703,867
         Series B, 7.00%, 2/01/18 ................................................................         115,000           115,673
         Series B, 6.00%, 8/15/26 ................................................................         155,000           160,038
         Series B, Pre-Refunded, 6.00%, 8/15/26 ..................................................       4,845,000         5,009,972
         Series D, 7.625%, 2/01/14 ...............................................................           5,000             5,031
         Series F, 7.50%, 2/01/21 ................................................................          85,000            85,516
         Series G, 7.50%, 2/01/22 ................................................................          10,000            10,061


68 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City GO, (cont.)
         Series G, Pre-Refunded, 6.125%, 10/15/11 ................................................    $ 20,480,000    $   21,738,496
         Series G, Pre-Refunded, 6.20%, 10/15/14 .................................................      10,000,000        10,627,900
         Series H, 6.25%, 8/01/15 ................................................................      20,435,000        21,499,459
         Series H, Pre-Refunded, 6.25%, 8/01/15 ..................................................       4,565,000         4,829,314
         Series H, Pre-Refunded, 6.125%, 8/01/25 .................................................         890,000           939,751
         Series I, 6.25%, 4/15/17 ................................................................          35,000            36,567
         Series I, Pre-Refunded, 6.25%, 4/15/17 ..................................................      25,335,000        26,614,924
         Series I, Pre-Refunded, 6.25%, 4/15/27 ..................................................      22,920,000        24,077,918
         Series J, Pre-Refunded, 6.00%, 8/01/21 ..................................................       6,465,000         6,813,528
         Series O, 5.00%, 6/01/19 ................................................................       7,350,000         7,694,862
         Series O, 5.00%, 6/01/33 ................................................................       4,000,000         4,078,720
   New York City IDA Revenue, Liberty, Seven World Trade Center, Series A,
         6.25%, 3/01/15 ..........................................................................      10,000,000        10,480,300
         6.50%, 3/01/35 ..........................................................................      50,000,000        52,864,500
   New York City IDA Special Facility Revenue,
         American Airlines Inc., JFK International Airport Project, 7.50%, 8/01/16 ...............      15,000,000        14,582,400
         American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25 ..............      20,000,000        19,279,000
         American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31 ...............      15,000,000        14,523,300
         American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12 .....      74,000,000        74,973,840
         British Airways PLC Project, 7.625%, 12/01/32 ...........................................      15,000,000        16,438,050
   New York City IDA, Civic Facility Revenue,
         Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20 ...............................       6,665,000         6,782,304
         Series C, 6.80%, 6/01/28 ................................................................       5,000,000         5,287,950
         Staten Island University Hospital Project, Series C, 6.45%, 7/01/32 .....................       1,490,000         1,520,843
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
         Series C, 5.00%, 6/15/30 ................................................................      15,000,000        15,516,900
         Series E, 5.00%, 6/15/34 ................................................................      10,000,000        10,239,200
   New York State Dormitory Authority Revenues,
         City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
            7/01/26 ..............................................................................       6,100,000         6,315,696
         Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ..........................       8,940,000         9,402,734
         State University Educational Facilities, Pre-Refunded, 6.00%, 5/15/18 ...................       5,000,000         5,162,000
         Supported Debt, Mental Health Services, Series A, 6.00%, 8/15/17 ........................         115,000           120,410
         Supported Debt, Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ..........       2,185,000         2,298,096
   New York State HFA Service Contract Obligation Revenue, Series A,
         6.00%, 3/15/26 ..........................................................................         220,000           227,880
         Pre-Refunded, 6.00%, 3/15/26 ............................................................       4,755,000         4,950,858
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.80%,
      10/01/16 ...................................................................................       5,000,000         5,112,100
   New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
      Pre-Refunded, 5.70%, 1/01/27 ...............................................................       4,750,000         4,968,452
   Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B, 6.00%, 12/01/19 ..........       1,000,000         1,013,010


                                        Quarterly Statements of Investments | 69

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   Onondaga County IDA Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
      Refunding,
         6.80%, 11/01/14 .........................................................................    $  5,000,000    $    5,264,350
         7.00%, 11/01/30 .........................................................................       7,000,000         7,360,850
   Port Authority of New York and New Jersey Revenue, Consolidated, 140th, XLCA Insured,
      5.00%, 12/01/27 ............................................................................      27,020,000        28,359,381
   Port Authority of New York and New Jersey Special Obligation Revenue,
         3rd Installment, 7.00%, 10/01/07 ........................................................       2,800,000         2,850,736
         4th Installment, Special Project, 6.75%, 10/01/11 .......................................         925,000           964,757
         5th Installment, 6.75%, 10/01/19 ........................................................      17,500,000        18,250,575
         Continental Airlines Inc., Eastern Project, La Guardia, 9.00%, 12/01/10 .................      10,000,000        10,018,700
         Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15 ................      27,650,000        27,724,655
   Utica IDA Civic Facility Revenue, Utica College Civic Facility,
         6.75%, 12/01/21 .........................................................................       1,250,000         1,349,525
         6.85%, 12/01/31 .........................................................................       2,000,000         2,159,760
                                                                                                                      --------------
                                                                                                                         640,524,853
                                                                                                                      --------------
   NORTH CAROLINA 1.8%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .............................      15,310,000        15,848,912
   North Carolina Eastern Municipal Power Agency Power System Revenue,
         Refunding, Series A, 5.75%, 1/01/26 .....................................................      37,500,000        39,483,750
         Refunding, Series B, 5.75%, 1/01/24 .....................................................      35,750,000        37,672,992
         Refunding, Series D, 6.75%, 1/01/26 .....................................................       5,000,000         5,514,700
         Series D, 6.70%, 1/01/19 ................................................................       2,000,000         2,209,280
   North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
         3/01/16 .................................................................................       1,195,000         1,221,565
         9/01/17 .................................................................................         820,000           838,081
   North Carolina Medical Care Commission Retirement Facilties Revenue, First Mortgage,
      United Methodist, Refunding, Series C,
         5.25%, 10/01/24 .........................................................................         920,000           923,432
         5.50%, 10/01/32 .........................................................................       1,600,000         1,616,928
                                                                                                                      --------------
                                                                                                                         105,329,640
                                                                                                                      --------------
   OHIO 1.7%
   Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
         ETM, 6.30%, 12/01/05 ....................................................................       1,700,000         1,700,000
         ETM, 6.40%, 12/01/06 ....................................................................       1,685,000         1,737,066
         Pre-Refunded, 6.50%, 12/01/07 ...........................................................         670,000           704,338
         Pre-Refunded, 6.90%, 12/01/16 ...........................................................       2,500,000         2,637,775
   Centerville City School District GO, School Improvement, FSA Insured, 5.00%, 12/01/30 .........       9,260,000         9,628,826
   Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ...................................      11,500,000        12,027,850
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
      Refunding,
         Series C, 6.05%, 10/01/09 ...............................................................      14,250,000        15,480,202
         Series E, 6.05%, 10/01/09 ...............................................................       5,250,000         5,703,232
         Series F, 6.05%, 10/01/09 ...............................................................       1,000,000         1,086,330


70 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Franklin County Health Care Facilities Revenue,
         Ohio Presbyterian, Series A, 7.125%, 7/01/29 ............................................    $  1,000,000    $    1,094,480
         Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 .............................       3,100,000         3,132,271
         Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 .............................         950,000           951,473
         Presbyterian Retirement Services, Series A, 6.625%, 7/01/13 .............................       1,000,000         1,043,510
   Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding,
      Series A,
         6.625%, 7/01/14 .........................................................................       1,000,000         1,042,430
         6.75%, 7/01/20 ..........................................................................       2,000,000         2,076,540
   Montgomery County Health System Revenue,
         Series B-1, Pre-Refunded, 8.10%, 7/01/18 ................................................       5,445,000         5,693,821
         Series B-2, Pre-Refunded, 8.10%, 7/01/18 ................................................       5,610,000         5,866,706
         St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 .....................................       8,300,000         8,678,748
   Ohio State Air Quality Development Authority Revenue, PCR, Cleveland Electric, Refunding,
      Series B, 6.00%, 8/01/20 ...................................................................       6,250,000         6,543,375
   Oregon City School District GO, AMBAC Insured, 5.00%, 12/01/27 ................................       5,000,000         5,214,900
   Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
      6.25%, 11/01/13 ............................................................................       4,200,000         4,340,406
   Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A, 6.875%,
      7/01/16 ....................................................................................       1,500,000         1,551,915
                                                                                                                      --------------
                                                                                                                          97,936,194
                                                                                                                      --------------
   OKLAHOMA 0.2%
   Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
      Series B, 6.60%, 7/01/31 ...................................................................       5,000,000         5,472,400
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
      6.00%, 8/15/14 .............................................................................       4,000,000         4,132,360
                                                                                                                      --------------
                                                                                                                           9,604,760
                                                                                                                      --------------
   OREGON 2.5%
   Klamath Falls Electric Revenue, Klamath Cogeneration Project, senior lien,
         7.00%, 1/01/25 ..........................................................................      12,600,000        11,120,256
         Refunding, 5.75%, 1/01/13 ...............................................................      28,000,000        24,769,360
         Refunding, 5.875%, 1/01/16 ..............................................................      26,650,000        22,144,018
         Refunding, 6.00%, 1/01/25 ...............................................................      77,900,000        61,332,228
   Oregon State Department of Administrative Services COP, Series A,
         AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 .............................................       9,400,000        10,456,466
         FSA Insured, 5.00%, 5/01/30 .............................................................       8,195,000         8,493,298
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
      Linfield College Project, Series A,
         6.75%, 10/01/25 .........................................................................           5,000             5,496
         Pre-Refunded, 6.75%, 10/01/25 ...........................................................       5,215,000         5,984,838
                                                                                                                      --------------
                                                                                                                         144,305,960
                                                                                                                      --------------
   PENNSYLVANIA 5.6%
   Allegheny County Hospital Development Authority Revenue, Health System,
         Series A, MBIA Insured, 6.50%, 11/15/30 .................................................      10,000,000        11,391,900
         Series B, 9.25%, 11/15/15 ...............................................................      24,000,000        28,654,320
         Series B, 9.25%, 11/15/22 ...............................................................      24,000,000        28,538,160


                                        Quarterly Statements of Investments | 71

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding, 6.10%,
      7/15/20 ....................................................................................    $  5,500,000    $    5,745,300
   Allegheny County Sanitation Authority Sewer Revenue, Refunding, Series A, MBIA Insured,
      5.00%, 12/01/30 ............................................................................      12,775,000        13,253,040
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 ..................       3,125,000         3,308,469
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
      Asbury Health Center Project, Refunding, 7.40%, 12/01/15 ...................................       5,250,000         5,354,318
   Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
         6.10%, 1/01/06 ..........................................................................       2,140,000         2,143,467
         6.50%, 1/01/08 ..........................................................................         425,000           444,962
         6.10%, 7/01/13 ..........................................................................      20,500,000        21,720,775
         6.20%, 7/01/19 ..........................................................................       9,500,000         9,904,320
   Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%, 5/01/31 ........................       1,650,000         1,782,957
   Lehigh County IDA, PCR, Pennsylvania Power and Light Electrical Utilities Corp. Project,
      Refunding, Series A, FGIC Insured, 4.70%, 9/01/29 ..........................................      19,000,000        18,998,670
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
         6.60%, 9/01/09 ..........................................................................      13,100,000        13,231,000
         6.70%, 9/01/14 ..........................................................................      20,760,000        20,967,600
         6.75%, 9/01/19 ..........................................................................      15,800,000        15,958,000
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
      Reliant Energy Seward, Series A, 6.75%, 12/01/36 ...........................................      65,000,000        69,316,650
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
      Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured, 5.875%,
         11/15/16 ................................................................................      13,000,000        13,541,840
   Philadelphia IDA Health Care Facility Revenue, Pauls Run, Series A, 5.85%, 5/15/13 ............       2,200,000         2,244,660
   Philadelphia Water and Wastewater Revenue, Series A, FSA Insured, 5.00%, 7/01/27 ..............      10,020,000        10,413,786
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
      12/01/21 ...................................................................................       3,000,000         3,206,520
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
      Project, Series A, MBIA Insured, Pre-Refunded, 5.75%, 7/01/16 ..............................       8,130,000         8,408,453
   State Public School Building Authority School Revenue, Philadelphia School District Project,
      FSA Insured, 5.00%, 6/01/33 ................................................................      13,750,000        14,147,650
   Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
      6.05%, 4/01/14 .............................................................................       5,025,000         5,128,967
                                                                                                                      --------------
                                                                                                                         327,805,784
                                                                                                                      --------------
   RHODE ISLAND 0.2%
   Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
      Lifespan Obligation Group,
         6.50%, 8/15/32 ..........................................................................       8,000,000         8,823,040
         MBIA Insured, 5.75%, 5/15/23 ............................................................       3,500,000         3,670,380
                                                                                                                      --------------
                                                                                                                          12,493,420
                                                                                                                      --------------
   SOUTH CAROLINA 0.8%
   Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
      Opportunities Tax Hike, 5.25%, 12/01/29 ....................................................      16,500,000        17,073,375
   Greenville County School District Installment Purchase Revenue, Building Equity Sooner
      Tomorrow, Refunding, 5.00%, 12/01/28 .......................................................      10,000,000        10,232,600


72 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   SOUTH CAROLINA (CONT.)
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
      Project, 5.00%, 12/01/26 ...................................................................    $ 15,015,000    $   14,956,892
   Tobacco Settlement Revenue Management Authority Tobacco Settlement Revenue, Series B,
      6.375%, 5/15/30 ............................................................................       3,750,000         4,177,237
                                                                                                                      --------------
                                                                                                                          46,440,104
                                                                                                                      --------------
   TENNESSEE 0.1%
   Hallsdale-Powell Utility District Knox County Water and Sewer Revenue, Refunding and
      Improvement, Series A, FGIC Insured, 5.00%, 4/01/34 ........................................       5,000,000         5,144,750
                                                                                                                      --------------

   TEXAS 2.1%
   Angelina and Neches River Authority Waste Disposal Revenue, Adjusted Temple Inland Forest
      Products, 6.95%, 5/01/23 ...................................................................       1,750,000         1,939,508
   Austin Convention Enterprises Inc. Convention Center Revenue, First Tier, Series A, 6.70%,
      1/01/32 ....................................................................................      10,000,000        10,610,500
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
      FSA Insured, ETM, 6.00%, 11/15/15 ..........................................................       8,750,000         9,027,550
   Brazos River Authority PCR,
         Texas Utilities, Refunding, 5.40%, 5/01/29 ..............................................       2,500,000         2,512,500
         TXU Energy Co. Project, Refunding, Series B, 6.30%, 7/01/32 .............................       9,000,000         9,638,730
   Brownsville Utility System Revenue, Refunding and Improvement, Series A, AMBAC Insured,
      5.00%, 9/01/31 .............................................................................      15,500,000        16,042,810
   Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ...................................       2,515,000         2,535,673
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ....................       4,810,000         5,369,451
   El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
      Bienvivir Senior Health,
         7.00%, 8/15/12 ..........................................................................         865,000           924,780
         7.50%, 8/15/18 ..........................................................................       2,300,000         2,491,107
         7.75%, 8/15/31 ..........................................................................       3,000,000         3,257,700
   Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
      Refunding, 6.25%, 8/15/29 ..................................................................      10,975,000        11,136,113
   Matagorda County Navigation District No. 1 Revenue, Centerpoint Energy Project, Refunding,
      5.60%, 3/01/27 .............................................................................      11,000,000        11,433,070
   Sabine River Authority PCR,
         Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%, 4/01/18 ................       7,000,000         7,201,390
         TXU Electric, Refunding, Series C, 5.20%, 5/01/28 .......................................      15,000,000        15,037,500
         TXU Energy Co. LLC Project, Refunding, Series A, 5.80%, 7/01/22 .........................       1,000,000         1,081,050
         TXU Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 .........................       3,000,000         3,312,030
   Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
      12/01/25 ...................................................................................       7,430,000         7,578,600
                                                                                                                      --------------
                                                                                                                         121,130,062
                                                                                                                      --------------
   U.S. TERRITORIES 2.2%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding,
         5.50%, 5/15/39 ..........................................................................      11,500,000        11,642,600
         5.625%, 5/15/43 .........................................................................       3,500,000         3,557,470
   Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
      Series A, 6.25%, 3/15/28 ...................................................................       8,720,000         8,991,279


                                        Quarterly Statements of Investments | 73

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
      3/15/28 ....................................................................................    $  8,165,000    $    8,751,247
   Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%, 7/01/34 .....................      20,000,000        19,819,000
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series J, 5.00%, 7/01/34 ................................................................      11,500,000        11,395,925
         Series K, 5.00%, 7/01/35 ................................................................      18,000,000        17,834,580
   Puerto Rico Electric Power Authority Power Revenue, Series NN, 5.125%, 7/01/29 ................      11,500,000        11,800,610
   Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
         5.75%, 10/01/13 .........................................................................      15,000,000        15,773,700
         5.875%, 10/01/18 ........................................................................       7,000,000         7,330,750
         6.00%, 10/01/22 .........................................................................      14,500,000        15,173,670
                                                                                                                      --------------
                                                                                                                         132,070,831
                                                                                                                      --------------
   VERMONT 0.3%
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
      Series A, AMBAC Insured, 6.00%, 12/01/23 ...................................................      15,000,000        16,460,550
                                                                                                                      --------------
   VIRGINIA 0.9%
   Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured,
      5.00%, 4/01/33 .............................................................................       5,000,000         5,164,600
   Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, MBIA Insured,
      5.00%, 6/15/30 .............................................................................      12,255,000        12,696,548
   James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
      Landing, Series A,
         5.35%, 9/01/26 ..........................................................................         750,000           747,142
         5.50%, 9/01/34 ..........................................................................         750,000           746,708
   Peninsula Ports Authority Coalition Terminal Revenue, Dominion Terminal Associates,
      Refunding, 6.00%, 4/01/33 ..................................................................       9,000,000         9,659,610
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed,
         5.50%, 6/01/26 ..........................................................................       2,500,000         2,523,900
         5.625%, 6/01/37 .........................................................................       3,000,000         3,005,430
   Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
      Westminster Canterbury Project,
         Refunding, 5.00%, 11/01/22 ..............................................................       1,000,000         1,003,050
         Refunding, 5.25%, 11/01/26 ..............................................................       1,000,000         1,013,990
         Refunding, 5.375%, 11/01/32 .............................................................       1,000,000         1,012,590
         Series A, 7.125%, 11/01/23 ..............................................................       5,000,000         5,747,350
         Series A, 7.25%, 11/01/32 ...............................................................       9,000,000        10,386,000
                                                                                                                      --------------
                                                                                                                          53,706,918
                                                                                                                      --------------
   WASHINGTON 0.5%
   Port Seattle Revenue, intermediate lien, Refunding, Series A, MBIA Insured, 5.00%,
      3/01/30 ....................................................................................      15,000,000        15,526,350
   Spokane GO, Refunding, Series A, FGIC Insured, 5.00%, 12/01/30 ................................       5,720,000         5,948,056
   Washington State GO, Motor Vehicle Fuel Tax, Series C, 5.00%,
         6/01/29 .................................................................................       5,180,000         5,357,985
         6/01/30 .................................................................................       5,370,000         5,546,136
                                                                                                                      --------------
                                                                                                                          32,378,527
                                                                                                                      --------------


74 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WEST VIRGINIA 0.2%
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
      FGIC Insured, 5.00%, 10/01/34 ..............................................................    $ 10,000,000    $   10,323,400
                                                                                                                      --------------
   WISCONSIN 0.6%
   Central Brown County Water Authority Water System Revenue, Refunding, AMBAC Insured,
      5.00%, 12/01/30 ............................................................................      16,705,000        17,330,101
   Green Bay Water System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
      11/01/29 ...................................................................................       5,000,000         5,174,150
   Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
      6.70%, 5/01/24 .............................................................................       4,100,000         4,385,155
   Wisconsin State Health and Educational Facilities Authority Revenue,
         Fort Healthcare Inc. Project, 5.75%, 5/01/24 ............................................       5,000,000         5,226,600
         New Castle Place Project, Series A, 7.00%, 12/01/31 .....................................       2,500,000         2,589,125
                                                                                                                      --------------
                                                                                                                          34,705,131
                                                                                                                      --------------
   WYOMING 0.2%
   Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A, 6.05%, 7/15/26 ...........      10,500,000        10,883,250
                                                                                                                      --------------
   TOTAL BONDS (COST $5,233,370,800) .............................................................                     5,363,309,081
                                                                                                                      --------------
   ZERO COUPON/STEP-UP BONDS 7.2%
   CALIFORNIA 6.3%
   Foothill/Eastern Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, 1/15/22 ................................................      49,115,000        19,265,850
         Capital Appreciation, Refunding, 1/15/31 ................................................       4,000,000           921,880
         Capital Appreciation, Refunding, 1/15/34 ................................................       4,500,000           861,795
         Capital Appreciation, Refunding, 1/15/36 ................................................       4,000,000           678,000
         Convertible Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter,
            1/15/23 ..............................................................................      35,000,000        30,147,950
   San Francisco City and County RDA Lease Revenue, George R. Moscone Center,
         7/01/09 .................................................................................       3,750,000         3,277,012
         7/01/10 .................................................................................       4,500,000         3,778,290
         7/01/12 .................................................................................       4,500,000         3,448,665
         7/01/13 .................................................................................       4,250,000         3,084,055
         7/01/14 .................................................................................       2,250,000         1,548,068
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
         Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
            1/15/16 ..............................................................................      22,500,000        20,567,475
         Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.65% thereafter,
            1/15/17 ..............................................................................      20,000,000        18,240,800
         junior lien, ETM, 1/01/06 ...............................................................       9,000,000         8,980,020
         junior lien, ETM, 1/01/07 ...............................................................       9,400,000         9,077,768
         junior lien, ETM, 1/01/08 ...............................................................      10,400,000         9,710,064
         junior lien, ETM, 1/01/09 ...............................................................      21,800,000        19,519,066
         junior lien, ETM, 1/01/10 ...............................................................      15,000,000        12,914,550
         junior lien, ETM, 1/01/12 ...............................................................      30,100,000        23,779,000
         junior lien, ETM, 1/01/24 ...............................................................      52,700,000        22,721,078
         junior lien, ETM, 1/01/25 ...............................................................      45,200,000        18,428,492
         junior lien, ETM, 1/01/26 ...............................................................     131,900,000        50,606,073
         junior lien, ETM, 1/01/27 ...............................................................     139,100,000        50,568,414


                                        Quarterly Statements of Investments | 75

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (cont.)
         senior lien, Refunding, Series A, 1/15/23 ...............................................    $ 20,000,000    $   17,844,400
         senior lien, Refunding, Series A, 1/15/24 ...............................................      20,000,000        17,808,000
                                                                                                                      --------------
                                                                                                                         367,776,765
                                                                                                                      --------------
   COLORADO 0.2%
   E-470 Public Highway Authority Revenue, Capital Appreciation,
         Series A, MBIA Insured, 9/01/28 .........................................................      15,000,000         4,901,400
         Series B, MBIA Insured, 9/01/29 .........................................................      10,000,000         2,829,600
         Series B, MBIA Insured, 9/01/30 .........................................................      17,300,000         4,590,036
         Series B, MBIA Insured, 9/01/31 .........................................................      10,000,000         2,487,400
                                                                                                                      --------------
                                                                                                                          14,808,436
                                                                                                                      --------------
   NEW YORK 0.0%(b)
   MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured,
         7/15/21 .................................................................................         428,010           213,996
         1/15/22 .................................................................................         649,658           315,688
                                                                                                                      --------------
                                                                                                                             529,684
                                                                                                                      --------------
   TENNESSEE 0.5%
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
      Mountain States Health, Refunding, Series A, MBIA Insured,
         7/01/27 .................................................................................      19,365,000         6,575,773
         7/01/28 .................................................................................      19,400,000         6,210,910
         7/01/29 .................................................................................      19,365,000         5,854,233
         7/01/30 .................................................................................      19,370,000         5,526,068
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
      Capital Appreciation, Refunding and Improvement, Series A, FSA Insured,
         1/01/25 .................................................................................       5,000,000         1,720,550
         1/01/26 .................................................................................       2,610,000           842,847
                                                                                                                      --------------
                                                                                                                          26,730,381
                                                                                                                      --------------
   TEXAS 0.2%
   Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC Insured, 8/15/32 ..........      51,000,000        11,420,940
                                                                                                                      --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $316,225,181) ...........................................                       421,266,206
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $5,549,595,981) .............................................                     5,784,575,287
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 0.3%
   BONDS 0.3%
   CALIFORNIA 0.1%
(d)California State Department of Water Resources Power Supply Revenue,
         Series B-3, Daily VRDN and Put, 2.94%, 5/01/22 ..........................................       1,100,000         1,100,000
         Series C-7, FSA Insured, Weekly VRDN and Put, 3.01%, 5/01/22 ............................       2,200,000         2,200,000
(d)California State Economic Recovery Revenue, Series C-2, Weekly VRDN and Put, 2.94%,
      7/01/23 ....................................................................................       1,510,000         1,510,000
                                                                                                                      --------------
                                                                                                                           4,810,000
                                                                                                                      --------------


76 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONNECTICUT 0.0%(b)
(d)Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
      Series V-1, Daily VRDN and Put, 2.90%, 7/01/36 .............................................    $    100,000    $      100,000
                                                                                                                      --------------
   FLORIDA 0.0%(b)
(d)Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 3.00%,
      8/01/27 ....................................................................................         200,000           200,000
                                                                                                                      --------------
   NEW YORK 0.1%
(d)Long Island Power Authority Electric System Revenue,
         Sub Series 2, Daily VRDN and Put, 2.97%, 5/01/33 ........................................       2,400,000         2,400,000
         Sub Series 3B, Daily VRDN and Put, 2.94%, 5/01/33 .......................................         600,000           600,000
(d)New York City GO,
         Refunding, Series H, Sub Series H-3, Daily VRDN and Put, 2.97%, 8/01/20 .................         700,000           700,000
         Series H, Sub Series H-3, Daily VRDN and Put, 2.97%, 8/01/22 ............................       1,550,000         1,550,000
(d)New York City IDAR, Liberty, 1 Bryant Park LLC, Series B, Daily VRDN and Put, 3.05%,
      11/01/39 ...................................................................................       1,800,000         1,800,000
(d)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
         Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 2.97%, 6/15/18 ..............       1,000,000         1,000,000
         Series A, FGIC Insured, Daily VRDN and Put, 2.97%, 6/15/25 ..............................       1,100,000         1,100,000
(d)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
      Series 2, Daily VRDN and Put, 2.94%, 5/01/19 ...............................................         900,000           900,000
                                                                                                                      --------------
                                                                                                                          10,050,000
                                                                                                                      --------------
   TENNESSEE 0.1%
(d)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
      and Put, 3.03%,
         1/01/33 .................................................................................       1,200,000         1,200,000
         7/01/34 .................................................................................       1,600,000         1,600,000
(d)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
      Daily VRDN and Put, 3.03%, 7/01/34 .........................................................         200,000           200,000
                                                                                                                      --------------
                                                                                                                           3,000,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $18,160,000) ...............................................                        18,160,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $5,567,755,981) 99.0% .................................................                     5,802,735,287
   OTHER ASSETS, LESS LIABILITIES 1.0% ...........................................................                        61,215,936
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $5,863,951,223
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Defaulted securities.

(b)   Rounds to less than 0.05% of net assets.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 77
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.1%
   BONDS 98.1%
   ALABAMA 5.7%
   Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
      AMBAC Insured, 5.25%, 8/15/21 ..............................................................    $  2,490,000    $    2,645,102
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
      6/01/18 ....................................................................................       5,000,000         5,301,000
   Bessemer, wts., XLCA Insured, 5.00%, 2/01/35 ..................................................       2,000,000         2,057,660
   Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured, 5.25%,
      6/01/32 ....................................................................................       5,000,000         5,182,350
   Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
      12/01/32 ...................................................................................       5,000,000         5,109,350
   Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, 5.50%,
      6/01/30 ....................................................................................       1,670,000         1,773,239
   East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
      Series A, MBIA Insured, 5.25%, 9/01/28 .....................................................       7,000,000         7,251,930
   Helena Utilities Board Water and Sewer Revenue, MBIA Insured, 5.25%,
         4/01/27 .................................................................................       3,260,000         3,448,363
         4/01/33 .................................................................................       4,890,000         5,125,649
   Jefferson County Sewer Revenue,
         Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ........      22,050,000        23,308,394
         wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 ..............................       5,000,000         5,187,778
         wts., Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................      12,690,000        13,709,134
   Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
      Refunding, AMBAC Insured, 6.00%, 3/01/26 ...................................................       4,000,000         4,102,920
   Muscle Shoals GO, wts., MBIA Insured, 5.50%, 8/01/30 ..........................................       2,000,000         2,140,000
   Orange Beach Water Sewer and Fire Protection Authority Revenue, MBIA Insured, 5.00%,
      5/15/35 ....................................................................................       3,665,000         3,779,018
   Tuscaloosa, wts., FSA Insured, 5.00%, 1/01/30 .................................................       8,875,000         9,182,164
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................       3,000,000         3,090,540
   University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 ......................       5,975,000         6,257,976
                                                                                                                      --------------
                                                                                                                         108,652,567
                                                                                                                      --------------
   ALASKA 0.7%
   Alaska Energy Authority Power Revenue, Bradley Lake Project, BIG Insured, 6.25%,
      7/01/21 ....................................................................................           5,000             5,013
   Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 .............       3,000,000         3,134,850
   Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
      Series A, MBIA Insured, 6.125%, 4/01/27 ....................................................       5,000,000         5,246,700
   Alaska State HFC Revenue,
         Refunding, Series A, MBIA Insured, 6.00%, 6/01/27 .......................................       3,610,000         3,741,945
         Series A, MBIA Insured, Pre-Refunded, 5.875%, 12/01/30 ..................................         215,000           219,300
                                                                                                                      --------------
                                                                                                                          12,347,808
                                                                                                                      --------------
   ARIZONA 2.4%
   Arizona State Municipal Financing Program COP, Series 1986-20, BIG Insured, ETM, 7.70%,
      8/01/10 ....................................................................................       6,000,000         6,765,000
   Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ...........         500,000           582,430
   Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Refunding,
      Series A, MBIA Insured, ETM, 7.00%, 12/01/16 ...............................................         300,000           370,134


78 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARIZONA (CONT.)
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, Pre-Refunded,
         5.75%, 1/01/25 ..........................................................................    $ 18,000,000    $   19,651,860
         5.625%, 1/01/29 .........................................................................      12,655,000        13,756,744
   Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ...............       5,000,000         5,129,150
                                                                                                                      --------------
                                                                                                                          46,255,318
                                                                                                                      --------------
   ARKANSAS 1.3%
   Arkansas State Development Finance Authority Water Revenue, Refunding, Series A,
      MBIA Insured, 6.50%, 7/01/10 ...............................................................       2,000,000         2,145,400
   Little Rock School District GO,
         Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ........................................       3,970,000         4,206,612
         Series C, FSA Insured, 5.25%, 2/01/33 ...................................................       7,790,000         8,092,018
   Paragould Water and Electric Revenue, AMBAC Insured, Pre-Refunded, 5.65%,
      12/01/25 ...................................................................................       1,000,000         1,097,150
   Pulaski Technical College Revenue, Student Tuition and Fee, FGIC Insured, 5.00%,
      9/01/34 ....................................................................................       2,190,000         2,243,940
   University of Arkansas University Revenues,
         Pine Bluff Campus, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 ..................       3,000,000         3,102,510
         Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/32 ....................       4,000,000         4,104,280
                                                                                                                      --------------
                                                                                                                          24,991,910
                                                                                                                      --------------
   CALIFORNIA 3.2%
   California State GO,
         AMBAC Insured, 5.00%, 2/01/33 ...........................................................       7,000,000         7,210,420
         Refunding, AMBAC Insured, 5.00%, 2/01/32 ................................................       4,750,000         4,871,030
         Refunding, MBIA Insured, 5.00%, 2/01/31 .................................................      20,000,000        20,531,000
         Refunding, MBIA Insured, 5.00%, 10/01/32 ................................................       1,910,000         1,963,193
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................      15,000,000        18,581,100
   Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured,
      5.50%, 2/01/14 .............................................................................         250,000           271,580
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
      MBIA Insured, 5.25%, 1/15/30 ...............................................................       4,000,000         4,148,880
   Val Verde USD, COP, School Construction Project, Refunding, Series B, FGIC Insured, 5.00%,
      1/01/35 ....................................................................................       2,500,000         2,566,300
                                                                                                                      --------------
                                                                                                                          60,143,503
                                                                                                                      --------------
   COLORADO 3.1%
   Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 ................................................       3,000,000         3,264,150
   Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
      FSA Insured, 5.125%, 12/01/17 ..............................................................       5,000,000         5,199,500
   Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
      Series A, FSA Insured, 7.25%, 7/15/17 ......................................................          27,000            27,135
   Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
         5.625%, 6/01/12 .........................................................................       1,900,000         1,941,344
         5.75%, 6/01/23 ..........................................................................       3,000,000         3,067,080
   Colorado Springs Hospital Revenue, MBIA Insured, Pre-Refunded, 6.00%, 12/15/24 ................       2,455,000         2,506,162
   Denver City and County Airport Revenue,
         Series C, MBIA Insured, ETM, 6.125%, 11/15/25 ...........................................       8,000,000         8,639,179
         Series E, MBIA Insured, 5.50%, 11/15/25 .................................................       5,000,000         5,221,500


                                        Quarterly Statements of Investments | 79

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   Dove Valley Metropolitan District Arapahoe County GO, Refunding, FSA Insured, 5.00%,
      11/01/35 ...................................................................................    $  8,915,000    $    9,246,103
   E-470 Public Highway Authority Revenue, Refunding, Senior Series A, MBIA Insured, 5.00%,
      9/01/21 ....................................................................................       5,000,000         5,156,850
   University of Colorado Hospital Authority Revenue, Refunding, Series A, AMBAC Insured,
         5.20%, 11/15/17 .........................................................................       5,425,000         5,706,612
         5.25%, 11/15/22 .........................................................................       7,800,000         8,163,870
                                                                                                                      --------------
                                                                                                                          58,139,485
                                                                                                                      --------------
   CONNECTICUT 0.1%
   Connecticut State Health and Educational Facilities Authority Revenue,
         Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 ................................         335,000           339,650
         Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 ..................................       2,450,000         2,454,630
                                                                                                                      --------------
                                                                                                                           2,794,280
                                                                                                                      --------------
   DISTRICT OF COLUMBIA 0.0%(a)
   District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ....................         190,000           192,233
                                                                                                                      --------------
   FLORIDA 8.6%
   Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/29 ........................       5,000,000         5,192,550
   Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ...................         210,000           217,999
   Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
         12/01/28 ................................................................................      11,050,000        11,458,629
         12/01/32 ................................................................................      13,665,000        14,095,584
   Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ...............         200,000           225,118
   Florida State Board of Education Capital Outlay GO, Public Education,
         Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 .......................................       5,000,000         5,213,600
         Series B, FGIC Insured, 5.00%, 6/01/23 ..................................................       5,395,000         5,645,166
   Florida State Board of Education GO, Series C, MBIA Insured, 5.00%, 6/01/27 ...................       4,245,000         4,416,965
   Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC Insured,
      5.25%, 10/01/28 ............................................................................       2,500,000         2,615,675
   Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
      12/01/34 ...................................................................................       1,000,000         1,030,000
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 ................................       5,000,000         5,147,150
   Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 ............................      11,000,000        11,619,520
   Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA Insured,
      6.05%,
         11/01/15 ................................................................................       1,000,000         1,031,550
         11/01/20 ................................................................................       1,000,000         1,028,020
   Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 .........................       2,000,000         2,047,680
   Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ..................       5,000,000         5,181,800
   Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 ..........................       1,000,000         1,002,450
   Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 ........................      10,000,000        10,336,500
   Orange County Tourist Development Tax Revenue, AMBAC Insured,
         5.25%, 10/01/27 .........................................................................      10,000,000        10,571,400
         Pre-Refunded, 5.50%, 10/01/31 ...........................................................       1,000,000         1,075,370


80 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Orlando and Orange County Expressway Authority Expressway Revenue,
         junior lien, FGIC Insured, 6.50%, 7/01/10 ...............................................    $    100,000    $      112,616
         junior lien, FGIC Insured, 6.50%, 7/01/12 ...............................................         225,000           261,450
         Series B, AMBAC Insured, 5.00%, 7/01/35 .................................................      20,000,000        20,648,000
   Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 ......................      13,000,000        13,817,700
   Pasco County Guaranteed Entitlement Revenue, Refunding, FSA Insured, 5.00%,
      12/01/33 ...................................................................................       2,185,000         2,260,579
   Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
      5.00%, 11/15/30 ............................................................................       4,000,000         4,099,000
   Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ...........................       5,000,000         5,197,650
   Port St. Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 ..................................       8,420,000         8,720,847
   Sumter County School District Revenue, Multi-District Loan Program, FSA Insured, 7.15%,
      11/01/15 ...................................................................................         245,000           308,514
   Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ...................       2,000,000         2,198,060
   Tampa Bay Water Utility System Revenue, FGIC Insured, Pre-Refunded, 5.75%,
      10/01/29 ...................................................................................       2,000,000         2,229,500
   Volusia County Educational Facility Authority Revenue, Embry Riddle Aeronautical University,
      Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ........................................       3,500,000         3,730,265
                                                                                                                      --------------
                                                                                                                         162,736,907
                                                                                                                      --------------
   GEORGIA 6.6%
   Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
      East Campus, Refunding, AMBAC Insured, 5.00%, 12/01/33 .....................................       6,000,000         6,167,280
   Atlanta Airport Revenue, General, Series A, FGIC Insured, Pre-Refunded, 5.50%,
      1/01/26 ....................................................................................      13,750,000        14,937,037
   Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ..........................................       3,775,000         3,911,542
   Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
         5.00%, 11/01/29 .........................................................................       4,750,000         4,928,838
         Pre-Refunded, 5.00%, 11/01/29 ...........................................................       5,250,000         5,573,348
   Brunswick Water and Sewer Revenue, Refunding and Improvement, MBIA Insured, 6.10%,
      10/01/14 ...................................................................................       1,535,000         1,763,899
   Cherokee County Water and Sewage Authority Revenue,
         FGIC Insured, 5.00%, 8/01/27 ............................................................       1,500,000         1,560,630
         MBIA Insured, 6.90%, 8/01/18 ............................................................          15,000            15,087
   Columbus Building Authority Lease Revenue, Series A, FGIC Insured, 5.00%, 1/01/31 .............       3,500,000         3,631,705
   Fulton County Development Authority Revenue, Georgia Tech Athletic Assn., Refunding,
      AMBAC Insured, 5.125%, 10/01/32 ............................................................       9,000,000         9,295,920
   Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
      Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ..................................      15,000,000        16,038,150
   Henry County Water and Sewer Authority Revenue, FGIC Insured, Pre-Refunded, 5.625%,
      2/01/30 ....................................................................................       3,500,000         3,823,960
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
      MBIA Insured, 5.00%,
         7/01/27 .................................................................................      13,470,000        13,931,347
         7/01/28 .................................................................................      14,175,000        14,643,200
         7/01/32 .................................................................................       8,575,000         8,821,531


                                        Quarterly Statements of Investments | 81

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   GEORGIA (CONT.)
   Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA Insured,
      Pre-Refunded, 5.375%, 7/01/29 ..............................................................    $  6,350,000    $    6,868,287
   South Fulton Municipal Regional Water and Sewer Authority Water Revenue, MBIA Insured,
      5.00%, 1/01/33 .............................................................................       8,000,000         8,225,120
                                                                                                                      --------------
                                                                                                                         124,136,881
                                                                                                                      --------------
   HAWAII 0.7%
   Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
         5/01/12 .................................................................................       1,000,000         1,106,840
         5/01/13 .................................................................................       1,000,000         1,115,880
   Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian
      Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .............................       2,000,000         2,056,940
   Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ...........................       6,250,000         6,554,937
   Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ........................       1,755,000         1,952,824
                                                                                                                      --------------
                                                                                                                          12,787,421
                                                                                                                      --------------
   ILLINOIS 0.7%
   Chicago Board of Education GO, Chicago School Reform, Series A, AMBAC Insured, 5.25%,
      12/01/30 ...................................................................................       2,000,000         2,091,380
   Chicago Board of Education Lease COP, Refunding, Series A, MBIA Insured, 6.25%,
      1/01/09 ....................................................................................         320,000           346,090
   Illinois Health Facilities Authority Revenue,
         Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
            11/15/28 .............................................................................       5,000,000         5,143,200
         Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ...........................................          50,000            59,169
   Macon County and Decatur COP, Decatur Public Building Commission, FGIC Insured, 6.50%,
      1/01/06 ....................................................................................         300,000           300,693
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
      Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ......................       4,225,000         4,344,652
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...........         300,000           374,265
                                                                                                                      --------------
                                                                                                                          12,659,449
                                                                                                                      --------------
   KANSAS 0.1%
   Cowley and Shawnee Counties SFMR, GNMA Secured, 7.35%, 12/01/11 ...............................         105,000           105,784
   Kansas State Development Finance Authority Health Facilities Revenue, Stormont Vail
      Healthcare Inc.,
         Refunding, Series G, MBIA Insured, 5.80%, 11/15/21 ......................................           5,000             5,106
         Series G, MBIA Insured, Pre-Refunded, 5.80%, 11/15/21 ...................................       1,325,000         1,357,396
                                                                                                                      --------------
                                                                                                                           1,468,286
                                                                                                                      --------------
   KENTUCKY 1.9%
   Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
         5.375%, 6/01/22 .........................................................................       2,000,000         2,091,620
         5.50%, 6/01/28 ..........................................................................         750,000           785,708
   Kentucky Economic Development Finance Authority Health System Revenue,
      Norton Healthcare Inc.,
         Refunding, Series C, MBIA Insured, 6.15%, 10/01/26 ......................................      12,195,000        13,836,325
         Series C, MBIA Insured, 6.05%, 10/01/20 .................................................      12,760,000        14,447,765


82 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
      Series A, MBIA Insured, 5.50%, 5/15/34 .....................................................    $  5,000,000    $    5,361,350
                                                                                                                      --------------
                                                                                                                          36,522,768
                                                                                                                      --------------
   LOUISIANA 0.8%
   Louisiana Local Government Environmental Facilities CDA Revenue, Parking Facilities Corp.
      Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ..................................       5,485,000         5,750,968
   Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ............      10,000,000        10,210,900
                                                                                                                      --------------
                                                                                                                          15,961,868
                                                                                                                      --------------
   MAINE 0.0%(a)
   Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
      FSA Insured, 6.20%, 7/01/25 ................................................................         100,000           102,247
                                                                                                                      --------------
   MARYLAND 1.7%
   Baltimore Project Revenue, Wastewater Projects,
         Refunding, FGIC Insured, 5.125%, 7/01/42 ................................................      11,000,000        11,386,980
         Series B, MBIA Insured, 5.00%, 7/01/30 ..................................................       8,500,000         8,887,855
         Series B, MBIA Insured, 5.00%, 7/01/35 ..................................................       5,000,000         5,204,400
   Baltimore Revenue, Wastewater Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
      7/01/30 ....................................................................................       5,880,000         6,439,541
   Maryland State Health and Higher Educational Facilities Authority Revenue, University of
      Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ............................         200,000           258,174
                                                                                                                      --------------
                                                                                                                          32,176,950
                                                                                                                      --------------
   MASSACHUSETTS 4.4%
   Central Berkshire Religious School District GO, Series B, FSA Insured, 5.125%, 3/01/18 ........       1,125,000         1,174,883
   Massachusetts State Development Finance Agency Revenue, Boston University, Series T-1,
      AMBAC Insured, 5.00%, 10/01/35 .............................................................       7,000,000         7,202,090
   Massachusetts State GO, Consolidated Loan, Series D, MBIA Insured,
         ETM, 5.00%, 8/01/27 .....................................................................       3,535,000         3,786,515
         Pre-Refunded, 5.00%, 8/01/27 ............................................................         855,000           923,665
   Massachusetts State Health and Educational Facilities Authority Revenue,
         Bay State Medical Center, Series E, FSA Insured, Pre-Refunded, 6.00%, 7/01/26 ...........      10,000,000        10,356,500
         Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 .................................       4,250,000         4,402,490
         Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 ...................         750,000           815,363
         Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .....................       4,415,000         4,565,463
         Central New England Health, Series B, AMBAC Insured, Pre-Refunded, 5.20%,
            8/01/28 ..............................................................................         585,000           622,393
         Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 ...........................       3,000,000         3,115,320
         Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .....................       9,700,000        10,038,724
         Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 ...............................       8,000,000         8,272,160
   Massachusetts State Industrial Finance Agency Revenue, Suffolk University, AMBAC Insured,
      Pre-Refunded, 5.25%, 7/01/17 ...............................................................       3,000,000         3,149,610
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
      MBIA Insured, 5.625%,
         7/01/20 .................................................................................       1,590,000         1,648,417
         7/01/21 .................................................................................       1,560,000         1,616,113
         7/01/23 .................................................................................       2,155,000         2,227,645
         7/01/24 .................................................................................       2,910,000         3,003,236


                                        Quarterly Statements of Investments | 83

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
      Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .........................................    $  2,100,000    $    2,141,412
   Massachusetts State Water Resource Authority Revenue, Refunding, Series J, FSA Insured,
      5.00%, 8/01/32 .............................................................................      13,500,000        13,836,825
                                                                                                                      --------------
                                                                                                                          82,898,824
                                                                                                                      --------------
   MICHIGAN 11.0%
   Allen Park Public School District GO, School Building and Site, MBIA Insured, 5.00%,
      5/01/33 ....................................................................................       8,430,000         8,687,284
   Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
      11/01/33 ...................................................................................       8,135,000         8,424,362
   Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .................       8,650,000         8,948,684
   Chippewa Valley Schools GO, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27 .......................       1,000,000         1,039,910
   Detroit City School District GO, Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 .........       6,500,000         7,043,010
   Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ......................      12,390,000        12,877,051
   Detroit Sewage Disposal Revenue, senior lien, Refunding, Series A,
         FGIC Insured, 5.125%, 7/01/31 ...........................................................       6,000,000         6,209,700
         FSA Insured, 5.00%, 7/01/32 .............................................................      10,000,000        10,304,600
   Detroit Water Supply System Revenue, senior lien, Series A,
         FGIC Insured, 5.25%, 7/01/33 ............................................................       9,815,000        10,277,286
         FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ..............................................      10,185,000        11,026,383
         MBIA Insured, 5.00%, 7/01/34 ............................................................      10,150,000        10,459,169
   Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/27 ..................       7,250,000         7,681,013
   Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ....................      10,000,000        10,344,800
   Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
      AMBAC Insured, 5.25%, 6/01/17 ..............................................................         500,000           517,045
   Jonesville Community Schools GO, Refunding, MBIA Insured, 5.00%, 5/01/29 ......................       3,050,000         3,175,264
   Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
      Refunding and Improvement, MBIA Insured, 5.875%, 5/15/26 ...................................       5,500,000         5,676,440
   Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Series D,
      FSA Insured, Pre-Refunded, 6.10%, 4/01/19 ..................................................       5,000,000         5,147,150
   Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
      10/01/23 ...................................................................................       5,095,000         5,274,038
   Michigan State Hospital Finance Authority Revenue,
         Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 .........       2,000,000         2,081,260
         Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 ..............      10,000,000        10,107,600
         Refunding, MBIA Insured, 5.00%, 11/15/36 ................................................      13,000,000        13,374,270
         St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ............       2,500,000         2,650,800
   Michigan State Strategic Fund Ltd. Obligation Revenue, Collateral, The Detroit Edison Co.,
      Fund, Pollution, Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 .......................         250,000           321,830
   Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
      Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ............      10,000,000        10,386,400
   Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%,
      11/01/30 ...................................................................................      20,000,000        21,630,400
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
      MBIA Insured, 5.25%, 11/15/31 ..............................................................       4,000,000         4,146,400
   Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 .............       3,400,000         3,589,788


84 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Yale Public Schools District GO, FSA Insured, Pre-Refunded, 5.375%, 5/01/27 ...................    $  3,845,000    $    3,958,927
   Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 ............................       3,180,000         3,253,363
                                                                                                                      --------------
                                                                                                                         208,614,227
                                                                                                                      --------------
   MINNESOTA 4.9%
   Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%,
      1/20/31 ....................................................................................       2,000,000         2,042,560
   Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ................................       2,475,000         2,582,341
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
         Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/35 ..................................      18,700,000        19,123,742
         Series C, FGIC Insured, 5.25%, 1/01/26 ..................................................       8,000,000         8,420,960
         Series C, FGIC Insured, 5.25%, 1/01/32 ..................................................       4,500,000         4,690,710
   Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured,
      4.625%, 2/01/17 ............................................................................       1,635,000         1,676,742
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
         Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ......................................         180,000           190,699
         Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...................................      12,100,000        12,899,689
   Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
      2/01/22 ....................................................................................         210,000           211,441
   Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 ......................................       7,340,000         7,668,098
   Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 .............................      11,850,000        12,887,349
   South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
         2/01/22 .................................................................................      10,970,000        11,453,228
         2/01/23 .................................................................................       6,000,000         6,254,340
   Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 .........................................       2,915,000         3,097,391
                                                                                                                      --------------
                                                                                                                          93,199,290
                                                                                                                      --------------
   MISSISSIPPI 0.0%(a)
   Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
      Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ..........................................         200,000           257,380
                                                                                                                      --------------
   MISSOURI 0.2%
   St. Louis Municipal Finance Corp. Leasehold Revenue, City Justice Center, Series A,
      AMBAC Insured, Pre-Refunded, 5.95%, 2/15/16 ................................................       2,000,000         2,050,760
   St. Louis School District GO, FGIC Insured, Pre-Refunded, 6.00%, 4/01/12 ......................       1,330,000         1,341,651
                                                                                                                      --------------
                                                                                                                           3,392,411
                                                                                                                      --------------
   MONTANA 0.5%
   Montana State Board of Workers Compensation Investment Program Revenue, MBIA Insured,
      ETM, 6.875%, 6/01/20 .......................................................................       8,500,000         9,201,250
                                                                                                                      --------------
   NEBRASKA 0.2%
   Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
      MBIA Insured, ETM, 6.70%, 6/01/22 ..........................................................       2,500,000         3,051,650
   Nebraska Educational Finance Authority Revenue, Creighton University Project,
      AMBAC Insured, 5.95%, 1/01/11 ..............................................................       1,000,000         1,011,870
                                                                                                                      --------------
                                                                                                                           4,063,520
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 85

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEVADA 0.9%
   Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%,
      3/01/17 ....................................................................................    $  1,000,000    $    1,035,460
   Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 ......................................         250,000           300,965
   Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 .......................       4,000,000         4,557,280
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
      Project, first tier, AMBAC Insured, 5.625%, 1/01/34 ........................................       5,000,000         5,377,700
   Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ...............       5,000,000         5,179,750
                                                                                                                      --------------
                                                                                                                          16,451,155
                                                                                                                      --------------
   NEW JERSEY 2.0%
   Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
      AMBAC Insured, 6.00%, 12/01/20 .............................................................       2,525,000         2,582,318
   Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 ............................................       3,575,000         3,748,566
   New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
      5.00%, 9/01/34 .............................................................................       1,500,000         1,545,720
   New Jersey EDA Revenue,
         Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................       3,450,000         3,601,386
         Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................      21,250,000        21,967,612
         Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .......................       4,000,000         4,168,960
   New Jersey State Turnpike Authority Turnpike Revenue,
         2005, Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ................................          50,000            58,441
         2005, Series C, AMBAC Insured, ETM, 6.50%, 1/01/16 ......................................          20,000            23,453
         Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...................................         230,000           269,680
                                                                                                                      --------------
                                                                                                                          37,966,136
                                                                                                                      --------------
   NEW YORK 6.7%
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 .................         900,000         1,014,948
   Dutchess County IDA Civic Facility Revenue, Bard College Project, AMBAC Insured, 5.375%,
      6/01/27 ....................................................................................       3,945,000         4,128,679
   MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ..........................................      20,000,000        20,688,200
   MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ..........................       7,000,000         7,192,990
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
      Pre-Refunded, 5.75%, 8/01/29 ...............................................................       5,000,000         5,492,500
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
         Refunding, Series B, FGIC Insured, Pre-Refunded, 5.25%, 6/15/29 .........................      10,405,000        10,824,321
         Series B, AMBAC Insured, Pre-Refunded, 5.25%, 6/15/29 ...................................       5,000,000         5,201,500
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
         Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .......................................       2,230,000         2,301,405
         Series A, FGIC Insured, 5.125%, 8/01/33 .................................................      14,590,000        15,231,814
   New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
      5.80%, 7/01/26 .............................................................................       2,000,000         2,047,340
   New York State Dormitory Authority Revenues,
         Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%,
            8/15/31 ..............................................................................       6,310,000         6,583,602
         Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
            5.25%, 8/15/31 .......................................................................       8,690,000         9,452,572
         Pace University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/22 .............................       7,500,000         7,931,325
         Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 .............................       2,500,000         2,645,675


86 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
         St. John's University, MBIA Insured, Pre-Refunded, 5.70%, 7/01/26 .......................    $ 15,000,000    $   15,509,550
         Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..................................       4,000,000         4,172,120
   Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
      11/15/32 ...................................................................................       5,000,000         5,162,600
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
      Series A, FSA Insured, 5.125%, 10/01/26 ....................................................       1,495,000         1,544,230
                                                                                                                      --------------
                                                                                                                         127,125,371
                                                                                                                      --------------
   NORTH CAROLINA 0.8%
   Asheville Water System Revenue, FGIC Insured, Pre-Refunded, 5.70%, 8/01/25 ....................       1,000,000         1,035,960
   North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project,
      AMBAC Insured, 5.00%, 6/01/17 ..............................................................       5,000,000         5,174,650
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured,
      ETM, 6.50%, 1/01/10 ........................................................................          20,000            22,306
   Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
         11/01/25 ................................................................................       5,000,000         5,171,300
         11/01/31 ................................................................................       4,000,000         4,112,320
                                                                                                                      --------------
                                                                                                                          15,516,536
                                                                                                                      --------------
   NORTH DAKOTA 0.3%
   Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
      MBIA Insured, 5.625%, 8/15/27 ..............................................................       5,390,000         5,648,936
                                                                                                                      --------------
   OHIO 7.1%
   Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
      12/01/33 ...................................................................................       5,000,000         5,159,400
   Cleveland Airport System Revenue, Series A, FSA Insured,
         5.125%, 1/01/27 .........................................................................       4,000,000         4,057,760
         5.00%, 1/01/31 ..........................................................................      15,405,000        15,757,312
   Cleveland Waterworks Revenue,
         2005, Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/23 ..................       1,460,000         1,508,063
         2005, Refunding and Improvement, Series I, FSA Insured, Pre-Refunded, 5.00%,
            1/01/23 ..............................................................................         120,000           125,270
         Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/23 .....................................       1,170,000         1,221,387
   Columbus City School District GO, School Facilities Construction and Improvement,
      FGIC Insured, 5.00%,
         12/01/28 ................................................................................       8,000,000         8,267,280
         12/01/31 ................................................................................      10,295,000        10,632,367
   Elyria GO, FGIC Insured, Pre-Refunded, 5.40%, 12/01/17 ........................................       2,400,000         2,499,072
   Fairview Park City School District GO, School Improvement, MBIA Insured, 5.00%,
         12/01/29 ................................................................................       1,460,000         1,519,305
         12/01/33 ................................................................................       2,000,000         2,073,400
   Hamilton County Sales Tax Revenue, Hamilton County Football, Project B, MBIA Insured,
      5.00%, 12/01/27 ............................................................................       3,250,000         3,354,845
   Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded, 5.15%,
      10/15/17 ...................................................................................       3,015,000         3,195,116
   Jefferson Area Local School District GO, School Facilities Construction and Improvement,
      FGIC Insured, 5.00%, 12/01/31 ..............................................................       4,085,000         4,241,333


                                        Quarterly Statements of Investments | 87

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Licking Heights Local School District GO, School Facilities Construction and Improvement,
      Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .....................................    $  3,465,000    $    3,797,709
   Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding,
      AMBAC Insured, 5.375%, 11/15/29 ............................................................       5,000,000         5,274,300
   Maumee City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/27 ...............................................................       3,250,000         3,371,258
   Medina City School District GO, FGIC Insured, Pre-Refunded, 5.25%, 12/01/28 ...................       7,500,000         8,007,675
   Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ....................................       3,230,000         3,391,565
   Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured, Pre-Refunded,
      5.50%, 2/15/26 .............................................................................      12,000,000        12,294,240
   Olentangy Local School District GO, School Facilities Construction and Improvement,
      Series A, FGIC Insured, 5.25%, 12/01/32 ....................................................      11,450,000        12,099,902
   Reynoldsburg City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/31 ...............................................................       4,000,000         4,137,520
   Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 ............................       3,860,000         4,125,066
   Streetsboro City School District GO, School Improvement, MBIA Insured, 5.125%,
      12/01/21 ...................................................................................       3,700,000         3,887,553
   Toledo City School District GO, School Facilities Improvement, Series B, FGIC Insured,
      5.00%, 12/01/32 ............................................................................       4,000,000         4,135,680
   University of Cincinnati COP, University Center Project, MBIA Insured, Pre-Refunded, 5.125%,
      6/01/24 ....................................................................................       2,950,000         3,031,922
   West Holmes Local School District GO, MBIA Insured, Pre-Refunded, 5.375%, 12/01/17 ............       3,100,000         3,226,821
                                                                                                                      --------------
                                                                                                                         134,393,121
                                                                                                                      --------------
   OKLAHOMA 0.1%
   McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 .............................         300,000           353,487
   Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
      MBIA Insured, 6.20%, 3/01/20 ...............................................................       1,625,000         1,747,200
                                                                                                                      --------------
                                                                                                                           2,100,687
                                                                                                                      --------------
   OREGON 1.7%
   Chemeketa Community College District GO, FGIC Insured, Pre-Refunded, 5.95%,
      6/01/16 ....................................................................................       3,000,000         3,040,410
   Clackamas Community College District Revenue, MBIA Insured, Pre-Refunded, 5.80%,
      6/01/26 ....................................................................................       2,500,000         2,531,875
   Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 .......................       5,000,000         5,180,300
   Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured,
      Pre-Refunded, 5.625%, 12/01/22 .............................................................       1,000,000         1,010,000
   Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
      11/15/12 ...................................................................................         700,000           715,624
   Oregon Health Sciences University Revenue,
         Series A, MBIA Insured, 5.00%, 7/01/32 ..................................................       8,000,000         8,264,240
         Series B, MBIA Insured, 5.25%, 7/01/15 ..................................................       1,500,000         1,546,020
   Oregon State Department of Administrative Services COP, Series A,
         AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 .............................................       5,000,000         5,224,950
         MBIA Insured, Pre-Refunded, 5.70%, 5/01/17 ..............................................       1,000,000         1,020,430


88 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Port of Portland International Airport Revenue, Portland International Airport, Series 11,
      FGIC Insured, 5.625%, 7/01/26 ..............................................................    $  1,000,000    $    1,029,540
   Washington County Unified Sewer Agency Revenue, senior lien, FGIC Insured, Pre-Refunded,
      5.50%, 10/01/16 ............................................................................       1,845,000         1,897,804
                                                                                                                      --------------
                                                                                                                          31,461,193
                                                                                                                      --------------
   PENNSYLVANIA 1.7%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A,
      MBIA Insured, 6.50%, 11/15/30 ..............................................................      10,000,000        11,391,900
   Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 .......................       2,000,000         2,044,200
   Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
      9/01/19 ....................................................................................         500,000           586,630
   Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, FSA Insured,
      5.00%, 8/01/32 .............................................................................       4,000,000         4,107,200
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 ............       2,000,000         2,118,520
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
      Tax, AMBAC Insured, 5.25%, 2/01/31 .........................................................       6,000,000         6,314,760
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%,
      9/01/14 ....................................................................................          90,000           103,739
   State Public School Building Authority School Revenue, Philadelphia School District Project,
      FSA Insured, 5.00%, 6/01/33 ................................................................       5,000,000         5,144,600
                                                                                                                      --------------
                                                                                                                          31,811,549
                                                                                                                      --------------
   RHODE ISLAND 0.7%
   Providence GO, Series A, FSA Insured, Pre-Refunded, 5.70%, 7/15/19 ............................       3,000,000         3,144,270
   Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater Treatment
      System, MBIA Insured, 5.80%, 9/01/22 .......................................................       7,785,000         8,199,396
   Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
      Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ....................................       1,750,000         1,835,190
                                                                                                                      --------------
                                                                                                                          13,178,856
                                                                                                                      --------------
   SOUTH CAROLINA 0.5%
   Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
      1/01/21 ....................................................................................         200,000           243,174
   Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
      Series A, FSA Insured, ETM, 7.125%, 7/01/17 ................................................       3,000,000         3,528,510
   South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project,
      Series A, AMBAC Insured, 5.20%, 11/01/27 ...................................................       5,000,000         5,254,000
   Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
      5.50%, 6/01/27 .............................................................................         500,000           521,360
                                                                                                                      --------------
                                                                                                                           9,547,044
                                                                                                                      --------------
   SOUTH DAKOTA 0.7%
   Brookings COP, AMBAC Insured, 5.10%, 12/01/18 .................................................       5,000,000         5,207,450
   Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 .....................................       4,800,000         4,807,104
   South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 ............................       2,720,000         3,168,718
                                                                                                                      --------------
                                                                                                                          13,183,272
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 89

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE 0.6%
   Johnson City Health and Educational Facilities Board Hospital Revenue,
         Medical Center Hospital, Refunding and Improvement, MBIA Insured, ETM, 5.25%,
            7/01/28 ..............................................................................    $  8,500,000    $    8,809,315
         Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ..............................       2,780,000         2,903,960
                                                                                                                      --------------
                                                                                                                          11,713,275
                                                                                                                      --------------
   TEXAS 9.7%
   Austin Hotel Occupancy Tax Revenue, sub. lien, AMBAC Insured, Pre-Refunded,
         5.625%, 11/15/21 ........................................................................       2,355,000         2,544,130
         5.80%, 11/15/29 .........................................................................      13,750,000        14,942,400
   Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
         5.125%, 5/15/27 .........................................................................      11,125,000        11,489,678
         5.25%, 5/15/31 ..........................................................................       5,000,000         5,179,150
   Bell County Health Facilities Development Corporate Revenue, Hospital, Cook Children's
      Medical Center, Refunding, FSA Insured, 5.30%, 12/01/23 ....................................       5,000,000         5,293,500
   Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
      6.30%, 1/01/17 .............................................................................      12,230,000        13,779,908
   Dallas-Fort Worth International Airport Revenue,
         Joint Series A, FGIC Insured, 6.00%, 11/01/21 ...........................................       2,210,000         2,356,744
         Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 ...............      12,000,000        12,795,240
   Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A,
      MBIA Insured, Pre-Refunded, 5.375%, 7/01/29 ................................................      22,000,000        23,621,400
   Harris County Hospital District Mortgage Revenue, AMBAC Insured,
         7.40%, 2/15/10 ..........................................................................       1,055,000         1,136,689
         ETM, 7.40%, 2/15/10 .....................................................................         595,000           626,987
   Harris County Houston Sports Authority Revenue, senior lien, Series G, MBIA Insured, 5.25%,
      11/15/30 ...................................................................................      21,325,000        22,173,095
   Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..............       4,700,000         4,997,839
   Houston Water and Sewer System Revenue, junior lien,
         Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ...................................      10,000,000        10,945,100
         Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ..................................       6,800,000         7,134,492
   Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
      8/01/29 ....................................................................................       1,000,000         1,022,160
   Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. Project,
      Refunding,
         Series A, MBIA Insured, 5.25%, 11/01/29 .................................................       3,185,000         3,297,494
         Series B, MBIA Insured, 5.15%, 11/01/29 .................................................       2,750,000         2,839,650
   Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 .........................       3,820,000         3,977,766
   Pflugerville GO, FGIC Insured,
         5.25%, 8/01/27 ..........................................................................       3,320,000         3,506,584
         5.20%, 8/01/32 ..........................................................................       3,000,000         3,126,450
   Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
      AMBAC Insured, 5.45%, 2/15/25 ..............................................................       1,450,000         1,512,582
   San Antonio Water Revenue, Refunding and Improvement, MBIA Insured, 5.60%,
      5/15/21 ....................................................................................       3,250,000         3,345,778
   San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured,
      Pre-Refunded, 5.125%, 8/15/20 ..............................................................       2,870,000         2,956,932


90 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Smithville HDC Mortgage Revenue, Smithville Retirement, Refunding, Series A,
      MBIA Insured, 6.40%, 1/01/22 ...............................................................    $    900,000    $      912,348
   Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris
      Methodist Health System, MBIA Insured, ETM, 6.00%, 9/01/24 .................................       3,250,000         3,804,840
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
      Center Project,
         Series B, FSA Insured, 5.50%, 11/01/17 ..................................................       1,000,000         1,041,250
         Series C, FSA Insured, 5.60%, 11/01/27 ..................................................       1,430,000         1,507,792
         Series D, FSA Insured, 5.375%, 11/01/27 .................................................       8,700,000         9,219,216
   United ISD, GO, 5.125%, 8/15/26 ...............................................................       3,000,000         3,138,900
                                                                                                                      --------------
                                                                                                                         184,226,094
                                                                                                                      --------------
   UTAH 0.7%
   Intermountain Power Agency Power Supply Revenue, Series B,
         MBIA Insured, Pre-Refunded, 5.75%, 7/01/19 ..............................................         950,000         1,004,606
         Refunding, MBIA Insured, 5.75%, 7/01/19 .................................................       2,300,000         2,423,073
   Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15 .................          35,000            46,636
   Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
         8/15/21 .................................................................................       5,000,000         5,158,700
         8/15/26 .................................................................................       5,000,000         5,142,050
                                                                                                                      --------------
                                                                                                                          13,775,065
                                                                                                                      --------------
   VIRGINIA 0.9%
   Front Royal and Warren County IDA Lease Revenue, School and Capital Improvement,
      Series B, FSA Insured, 5.00%, 4/01/35 ......................................................       6,000,000         6,176,580
   Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%,
      5/15/28 ....................................................................................       3,510,000         3,651,944
   Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.40%,
      6/01/27 ....................................................................................       3,850,000         4,045,619
   Winchester IDA Educational Facilities Revenue, first mortgage, Shenandoah University
      Project, MBIA Insured,
         5.00%, 10/01/18 .........................................................................       1,000,000         1,038,520
         5.25%, 10/01/28 .........................................................................       1,420,000         1,499,676
                                                                                                                      --------------
                                                                                                                          16,412,339
                                                                                                                      --------------
   WASHINGTON 2.1%
   Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
      12/01/15 ...................................................................................       1,000,000         1,047,010
   Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ............................................       2,000,000         2,041,960
   Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ...................................       2,000,000         2,103,120
   Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
      6.65%, 1/01/16 .............................................................................       4,250,000         5,006,755
   Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................................       3,400,000         3,528,996
   Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ...................       6,000,000         6,341,040
   Washington State Health Care Facilities Authority Revenue,
         Providence Services, MBIA Insured, 5.50%, 12/01/26 ......................................       5,000,000         5,246,850
         Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ......................      13,000,000        13,729,950
                                                                                                                      --------------
                                                                                                                          39,045,681
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 91

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WEST VIRGINIA 1.4%
   Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
      AMBAC Insured, 6.75%, 8/01/24 ..............................................................    $ 11,560,000    $   11,741,608
   Shepherd University Board of Governors Revenue, Residence Facilities Projects,
      MBIA Insured, 5.00%, 6/01/35 ...............................................................       9,445,000         9,754,796
   West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ...............................       5,000,000         5,186,000
                                                                                                                      --------------
                                                                                                                          26,682,404
                                                                                                                      --------------
   WISCONSIN 0.2%
   Superior Ltd. Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
      FGIC Insured, 6.90%, 8/01/21 ...............................................................       3,000,000         3,845,910
                                                                                                                      --------------
   WYOMING 0.5%
   Natrona County Hospital Revenue, Wyoming Medical Center Projects, AMBAC Insured,
      Pre-Refunded, 6.00%, 9/15/24 ...............................................................       9,885,000        10,062,238
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,761,066,896) .............................................                     1,857,843,645
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 0.6%
   BONDS 0.6%
   CALIFORNIA 0.1%
(b)Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
      3.01%, 7/01/34 .............................................................................       1,000,000         1,000,000
                                                                                                                      --------------
   GEORGIA 0.1%
(b)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.00%,
      11/01/41 ...................................................................................       2,000,000         2,000,000
                                                                                                                      --------------
   KENTUCKY 0.0%(a)
(b)Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.00%, 6/01/32 ............         300,000           300,000
                                                                                                                      --------------
   MICHIGAN 0.0%(a)
(b)Michigan State University Revenues, Series A, Daily VRDN and Put, 3.00%, 8/15/32 ..............         500,000           500,000
                                                                                                                      --------------
   NEW YORK 0.1%
(b)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
      2.97%, 5/01/33 .............................................................................       2,600,000         2,600,000
                                                                                                                      --------------


92 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INSURED TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TENNESSEE 0.3%
(b)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
      and Put, 3.03%,
         1/01/33 .................................................................................    $  2,900,000    $    2,900,000
         7/01/34 .................................................................................         600,000           600,000
(b)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
      Daily VRDN and Put, 3.03%, 7/01/34 .........................................................       1,600,000         1,600,000
                                                                                                                      --------------
                                                                                                                           5,100,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $11,500,000) ...............................................                        11,500,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $1,772,566,896) 98.7% .................................................                     1,869,343,645
   OTHER ASSETS, LESS LIABILITIES 1.3% ...........................................................                        23,731,251
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $1,893,074,896
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Rounds to less than 0.05% of net assets.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 93
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.8%
   BONDS 97.8%
   KENTUCKY 84.3%
   Bellevue GO, Public Project, Harbor Greene Project, 5.00%, 2/01/34 ............................    $  1,065,000    $    1,091,444
   Boone County GO, Public Project, 5.00%,
         4/01/20 .................................................................................       1,310,000         1,376,496
         4/01/21 .................................................................................       1,000,000         1,047,350
   Boone County PCR, Collateralized, Dayton Power and Light Co., Refunding, Series A,
         6.50%, 11/15/22  ........................................................................         170,000           173,322
         FGIC Insured, 4.70%, 1/01/28 ............................................................       3,000,000         2,999,910
   Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC Insured,
      5.00%,
         12/01/22 ................................................................................       1,200,000         1,251,936
         12/01/27 ................................................................................       2,000,000         2,070,500
   Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 ......................       1,140,000         1,231,086
   Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue, Series A,
      FSA Insured, 5.00%,
         8/01/19 .................................................................................       1,500,000         1,568,085
         8/01/24 .................................................................................       2,000,000         2,068,480
   Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, 6.00%,
      7/01/17 ....................................................................................       1,000,000         1,032,340
   Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities Project,
      5.125%, 8/01/20 ............................................................................       1,015,000         1,073,261
   Elizabethtown Public Properties Holding Inc. Revenue, First Mortgage, Administrative Office
      of the Courts, Judicial Facilities Project, MBIA Insured, 5.20%, 4/01/22 ...................       2,000,000         2,091,880
   Fayette County School District Finance Corp. School Building Revenue,
         Pre-Refunded, 5.50%, 9/01/18 ............................................................       2,500,000         2,703,750
         Refunding, Series B, FSA Insured, 4.00%, 1/01/17 ........................................       1,000,000           988,520
         Series A, AMBAC Insured, 5.25%, 4/01/20 .................................................       2,160,000         2,294,978
   Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ..........................       1,000,000         1,024,160
   Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects,
      Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ..........................................         405,000           405,154
   Hancock County Solid Waste Disposal Revenue, Willamette Industries Inc. Project, 6.60%,
      5/01/26 ....................................................................................       1,000,000         1,026,950
   Hardin County School District Finance Corp. School Building Revenue, Pre-Refunded, 5.75%,
      2/01/20 ....................................................................................       1,500,000         1,646,055
   Hardin County Water District No. 2 Water System Revenue, Series A, AMBAC Insured, 5.00%,
      1/01/31 ....................................................................................       2,620,000         2,685,893
   Harlan County Justice Center Revenue, First Judicial Center Project, AMBAC Insured, 5.00%,
      3/01/25 ....................................................................................       1,330,000         1,385,554
   Henry County Water District No. 2 Water Revenue, Refunding, MBIA Insured, 4.75%,
      1/01/28 ....................................................................................       2,035,000         2,053,193
   Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services Inc.,
      Refunding, AMBAC Insured, 5.75%, 1/01/26 ...................................................       1,000,000         1,041,740
   Jefferson County PCR, E.I. DuPont De Nemours, Series A, 6.30%, 7/01/12 ........................         450,000           459,288
   Jefferson County School District Financial Corp. School Building Revenue, Series A,
      FSA Insured, 5.25%, 7/01/18 ................................................................       1,500,000         1,580,805
   Jessamine County School District Finance Corp. School Building Revenue, Pre-Refunded,
      5.50%, 1/01/21 .............................................................................       2,500,000         2,554,175


94 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Kenton County Airport Board Airport Revenue, Cincinnati/Northern Kentucky International
      Airport, Series B, MBIA Insured, 5.75%, 3/01/13 ............................................    $  1,230,000    $    1,261,279
   Kentucky Area Development Districts Financing Trust Lease Acquisition Program COP, Series L,
      XLCA Insured, 5.00%, 11/01/29 ..............................................................       1,000,000         1,016,780
   Kentucky Area Development Districts Financing Trust Lease Program Revenue, City of Ewing,
         6.00%, 6/01/30 ..........................................................................       2,000,000         2,167,920
         Series C, 6.00%, 6/01/30 ................................................................       1,285,000         1,409,478
         Series E, 5.70%, 6/01/22 ................................................................       1,000,000         1,097,240
   Kentucky Asset/Liability Commission General Receipts Revenue, University of Kentucky,
      Project Notes, FGIC Insured, 5.00%, 10/01/25  ..............................................       3,000,000         3,149,460
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
      Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22 ...............       2,000,000         1,918,400
   Kentucky Economic Development Finance Authority Revenue,
         Catholic Health Project, Refunding and Improvement, Series A, 5.00%, 12/01/18 ...........       2,000,000         2,060,240
         Norton Healthcare Inc., Series C, MBIA Insured, 6.15%, 10/01/24 .........................         405,000           460,380
         Norton Healthcare Inc., Series C, MBIA Insured, 6.15%, 10/01/25 .........................         935,000         1,061,515
   Kentucky Infrastructure Authority Revenue, Series A, 5.00%,
         6/01/19 .................................................................................       1,140,000         1,191,676
         6/01/20 .................................................................................       1,250,000         1,307,287
         6/01/21 .................................................................................       1,190,000         1,242,158
   Kentucky Rural Water Finance Corp. Public Project Revenue,
         Flexible Term Program, Series A, 5.00%, 2/01/26 .........................................       1,055,000         1,092,780
         Multimodal Flexible Term PG H, 5.00%, 2/01/34 ...........................................       1,500,000         1,538,685
   Kentucky State Property and Buildings Commission Revenues,
         Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 ..................................       3,540,000         3,762,241
         Project No. 64, MBIA Insured, Pre-Refunded, 5.50%, 5/01/17 ..............................       1,535,000         1,653,072
         Project No. 69, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/21 .....................       2,300,000         2,469,418
         Project No. 77, MBIA Insured, Pre-Refunded, 5.00%, 8/01/23 ..............................       1,100,000         1,189,958
   Kentucky State Turnpike Authority Economic Development Road Revenue, Revitalization Project,
      Series A, AMBAC Insured, 5.00%, 7/01/25 ....................................................       2,000,000         2,088,080
   Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ...........................       1,730,000         1,787,557
   Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain System Revenue,
      Series A, FGIC Insured, 5.00%, 5/15/30 .....................................................       2,750,000         2,808,657
   Louisville and Jefferson County Student Housing Revenue, University of Louisville, Phase 3-A,
         AMBAC Insured, 5.00%, 6/01/34 ...........................................................       3,755,000         3,875,235
         Series A, AMBAC Insured, 5.00%, 6/01/25 .................................................       1,000,000         1,043,760
   Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%, 6/01/29 ..............       3,290,000         3,379,817
   Louisville Waterworks Board Water System Revenue, Louisville Water Co.,
         FSA Insured, 5.50%, 11/15/25 ............................................................       2,000,000         2,134,260
         Refunding, FSA Insured, 5.25%, 11/15/24 .................................................       2,500,000         2,659,625
   McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A, MBIA Insured,
      6.40%, 11/01/07 ............................................................................         500,000           506,010
   Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27  .............................       1,500,000         1,547,265
   Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%, 2/01/20 ...............       1,270,000         1,309,319
   Oldham County School District Finance Corp. School Building Revenue, MBIA Insured, 5.00%,
      5/01/24 ....................................................................................       5,680,000         5,917,083


                                        Quarterly Statements of Investments | 95

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Russell Health System Revenue,
         Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ....................................    $    800,000    $      849,232
         Pre-Refunded, 8.10%, 7/01/15 ............................................................         145,000           151,754
         Pre-Refunded, 8.10%, 7/01/15 ............................................................         105,000           109,383
                                                                                                                      --------------
                                                                                                                         102,143,309
                                                                                                                      --------------
   U. S. TERRITORIES 13.5%
   Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.375%,
      5/15/33 ....................................................................................       1,835,000         1,855,332
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
         5.125%, 7/01/31 .........................................................................       3,125,000         3,166,406
         Pre-Refunded, 5.125%, 7/01/31 ...........................................................       1,875,000         2,027,981
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................       2,500,000         2,737,675
         Series K, 5.00%, 7/01/27 ................................................................       3,000,000         3,020,310
   Puerto Rico PBA Revenue, Government Facilities, Series D,
         5.25%, 7/01/36 ..........................................................................         455,000           465,379
         Pre-Refunded, 5.25%, 7/01/36 ............................................................         995,000         1,082,401
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.625%, 10/01/25 ......       2,000,000         2,077,040
                                                                                                                      --------------
                                                                                                                          16,432,524
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $113,536,174) ...............................................                       118,575,833
                                                                                                                      --------------
   SHORT TERM INVESTMENTS (COST $800,000) 0.7%
   BONDS 0.7%
   KENTUCKY 0.7%
(a)Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 3.00%, 6/01/32 ............         800,000           800,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $114,336,174) 98.5% ...................................................                       119,375,833
   OTHER ASSETS, LESS LIABILITIES 1.5% ...........................................................                         1,807,583
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  121,183,416
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


96 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.1%
   BONDS 98.1%
   LOUISIANA 93.4%
   Bossier City Public Improvement Sales and Use Tax Revenue,
         FGIC Insured, 5.00%, 12/01/19 ...........................................................    $  1,145,000    $    1,187,067
         Refunding, FGIC Insured, 5.00%, 12/01/21 ................................................       1,875,000         1,924,875
         Refunding, FGIC Insured, 5.00%, 12/01/22 ................................................       1,515,000         1,552,375
         Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 .................       1,900,000         1,993,575
   Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student Housing
      Project, MBIA Insured, 5.25%,
         5/01/21 .................................................................................       1,505,000         1,594,924
         5/01/33 .................................................................................       2,500,000         2,596,175
   De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A,
      5.65%, 12/01/21 ............................................................................       1,000,000         1,021,060
   De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured, 5.875%,
      9/01/29 ....................................................................................      11,500,000        12,481,410
   Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
      FHA Insured, ETM, 7.20%, 8/01/10  ..........................................................       1,380,000         1,592,382
   East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding, Series A,
      6.10%, 10/01/29 ............................................................................         250,000           255,288
   East Baton Rouge Parish Park and Recreation District GO, FSA Insured, 5.00%, 5/01/25 ..........       3,325,000         3,430,602
   East Baton Rouge Parish Sales and Use Tax Revenue, Public Improvement, Series ST,
      FGIC Insured, 5.00%, 2/01/20 ...............................................................       1,000,000         1,038,620
   East Baton Rouge Parish Sales Tax Revenue, Public Improvement, Refunding, Series A,
      AMBAC Insured, 5.00%, 2/01/24 ..............................................................       2,000,000         2,074,240
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
      AMBAC Insured, 5.00%, 7/15/33 ..............................................................       5,000,000         5,082,000
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
      11/01/27 ...................................................................................       5,000,000         5,141,100
   Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, MBIA Insured,
      5.00%, 4/01/29 .............................................................................       3,060,000         3,141,518
   Jefferson Parish West Jefferson Park and Community Center Revenue, MBIA Insured, 5.00%,
      10/01/29 ...................................................................................       2,925,000         3,006,725
   Jefferson Sales Tax District Special Sales Tax Revenue,
         AMBAC Insured, 5.00%, 12/01/22 ..........................................................       2,000,000         2,086,280
         Refunding, FSA Insured, 5.00%, 12/01/22 .................................................       3,000,000         3,074,010
         Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ........................................       4,195,000         4,341,867
   Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc. Project,
      MBIA Insured, 5.00%, 10/01/22 ..............................................................       1,500,000         1,562,895
   Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%, 4/01/11 ................          30,000            34,981
   Lafayette Utilites Revenue, MBIA Insured, 5.00%, 11/01/28 .....................................       5,000,000         5,148,250
   Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ............................          65,000            70,665
   Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%,
      4/01/29 ....................................................................................       2,200,000         2,306,832
   Louisiana HFA Mortgage Revenue,
         MF, Westview Project, FHA Insured, 7.80%, 4/01/30 .......................................         750,000           752,565
         SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ...........................................         985,000         1,004,148
   Louisiana Local Government Environmental Facilities CDA Revenue,
         Baton Rouge Apartments, Series A, MBIA Insurd, 6.375%, 1/01/30 ..........................       4,265,000         4,549,859
         Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ............       1,000,000         1,094,840
         Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 .........................       2,215,000         2,285,016


                                        Quarterly Statements of Investments | 97

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Louisiana Local Government Environmental Facilities CDA Revenue, (cont.)
         MBIA Insured, 5.00%, 12/01/26 ...........................................................    $  3,000,000    $    3,081,840
         Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26 ......       2,000,000         2,108,520
         Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ......       2,000,000         2,096,980
         Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%, 8/01/27 ..........       3,000,000         3,091,200
   Louisiana Local Government Environmental Facilities GO, AMBAC Insured, 5.25%,
      4/01/29 ....................................................................................       1,000,000         1,051,860
   Louisiana Public Facilities Authority Hospital Revenue,
         Franciscan Missionaries, Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/19 ...........       3,750,000         3,884,700
         Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ..............................       4,500,000         4,731,795
         Touro Infirmary Project, Series A, 5.625%, 8/15/29 ......................................       6,000,000         5,702,280
   Louisiana Public Facilities Authority Revenue,
         Centenary College Project, Refunding, 5.75%, 2/01/29 ....................................       7,300,000         6,941,278
         Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ....................       1,500,000         1,555,290
         Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 .....................       1,540,000         1,622,760
         FHA Insured Mortgage, Baton Rouge General, MBIA Insured, 5.25%, 7/01/33 .................       5,000,000         5,242,350
         Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%, 7/20/20 ...............       1,900,000         1,918,373
         Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 .............................       2,500,000         2,587,000
         Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 .........................       5,500,000         5,735,400
         Tulane University, Refunding, Series A, AMBAC Insured, 5.125%, 7/01/27 ..................       3,000,000         3,107,280
         Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/17 .........       1,000,000         1,047,700
         Xavier University of Louisiana Project, Refunding, MBIA Insured, 5.25%, 9/01/27 .........       6,015,000         6,269,555
   Louisiana State Gas and Fuels Tax Revenue, Series A,
         AMBAC Insured, 5.00%, 6/01/27 ...........................................................       3,500,000         3,573,815
         FGIC Insured, 5.00%, 5/01/27 ............................................................       4,000,000         4,127,040
         FGIC Insured, 5.00%, 5/01/30 ............................................................       1,500,000         1,544,175
   Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
         AMBAC Insured, 5.00%, 5/01/21 ...........................................................       2,500,000         2,587,075
         Series A, MBIA Insured, 5.375%, 3/01/19 .................................................       3,000,000         3,180,420
   Louisiana State University and Agricultural and Mechanical College Board Revenue,
         AMBAC Insured, 5.00%, 7/01/22 ...........................................................       5,000,000         5,220,650
         Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27 ......................................       1,500,000         1,545,270
   Louisiana State University and Agricultural and Mechanical College University Revenues,
      Auxiliary, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ......................................       1,500,000         1,549,260
   Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 ................................       1,535,000         1,638,582
   New Orleans GO,
         Drain Systems, AMBAC Insured, 5.00%, 12/01/18 ...........................................       1,000,000         1,030,750
         Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ......................................       1,485,000         1,554,290
         Public Improvement, FGIC Insured, 5.25%, 12/01/21 .......................................       1,295,000         1,366,976
         Public Improvement, FGIC Insured, 5.125%, 12/01/26 ......................................       2,000,000         2,069,220
         Refunding, MBIA Insured, 5.125%, 9/01/21 ................................................       2,000,000         2,087,180
   Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
      11/01/14 ...................................................................................         635,000           655,726
   Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured, 5.50%,
      9/01/20 ....................................................................................       1,000,000         1,039,800
   Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 ......................       1,950,000         1,959,984
   Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical Center,
      Refunding, FSA Insured, 5.75%, 5/15/21 .....................................................       2,500,000         2,665,975


98 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   LOUISIANA (CONT.)
   Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
      FGIC Insured, 5.75%, 9/01/24 ...............................................................    $  1,410,000    $    1,526,720
   Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase, FHA Insured,
      ETM, 7.25%, 8/01/10 ........................................................................         725,000           789,271
   Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
      10/01/16 ...................................................................................       1,000,000         1,048,520
   St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM, 7.50%,
      9/01/10 ....................................................................................         435,000           510,755
   St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project, 5.90%, 11/01/26 ........       1,500,000         1,549,215
   St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13 ..................       2,500,000         2,603,475
   St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
         7/01/10 .................................................................................          65,000            70,162
         7/01/11 .................................................................................          50,000            59,152
   State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
      Cajundome, MBIA Insured, 5.65%, 9/01/26 ....................................................       3,080,000         3,216,536
   Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General
      Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 ...........................       2,155,000         2,295,377
   University of Louisiana Board of Supervisors Lease Revenue, LaFayette Cajundome Convention,
      MBIA Insured, 6.25%, 9/01/29 ...............................................................       1,200,000         1,324,116
   University System Board of Supervisors Revenue, Northwestern State University Wellness,
      AMBAC Insured, 5.10%, 4/01/24 ..............................................................       1,000,000         1,034,750
                                                                                                                      --------------
                                                                                                                         194,626,542
                                                                                                                      --------------
   U. S. TERRITORIES 4.7%
   Puerto Rico Commonwealth GO, Public Improvement,
         MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ..............................................       4,400,000         4,799,300
         Series A, 5.00%, 7/01/33 ................................................................       2,000,000         1,982,180
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .......       3,000,000         3,121,950
                                                                                                                      --------------
                                                                                                                           9,903,430
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $196,760,576) ..............................................                        204,529,972
                                                                                                                      --------------
   SHORT TERM INVESTMENTS (COST $100,000) 0.1%
   BONDS 0.1%
   LOUISIANA 0.1%
(a)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
      First Stage, ACES, Refunding, Daily VRDN and Put, 3.00%, 9/01/17 ...........................         100,000           100,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $196,860,576) 98.2% ...................................................                       204,629,972
   OTHER ASSETS, LESS LIABILITIES 1.8% ...........................................................                         3,792,457
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  208,422,429
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments | 99
                                    See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.2%
   BONDS 99.2%
   MARYLAND 83.1%
   Anne Arundel County GO, Refunding, 4.625%, 3/01/32 ...........................................    $  2,000,000    $    2,020,100
   Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%,
      4/01/24 ...................................................................................       9,500,000         9,600,795
   Baltimore County Metropolitan 68th District GO, Refunding, 5.00%, 8/01/32 ....................       1,000,000         1,037,740
   Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding, Series A,
      7.00%, 8/01/11 ............................................................................       2,355,000         2,368,777
   Baltimore GO, Consolidated Public Improvement,
         Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ..................................       1,500,000         1,584,135
         Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ...................................       3,300,000         3,579,477
         Series B, 7.15%, 10/15/08 ..............................................................       1,000,000         1,098,780
   Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A, 6.50%, 10/01/11 ........       1,850,000         1,961,259
   Baltimore Project Revenue,
         Wastewater Projects, Refunding, FGIC Insured, 5.125%, 7/01/42 ..........................       7,630,000         7,898,423
         Wastewater Projects, Series A, FGIC Insured, 5.00%, 7/01/33 ............................       3,000,000         3,106,950
         Wastewater Projects, Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............       4,000,000         4,233,960
         Water Projects, Series A, MBIA Insured, 5.00%, 7/01/35 .................................       4,240,000         4,413,331
   Baltimore Revenue,
         Wastewater Project, Series A, FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ...............       5,000,000         5,403,800
         Water Project, Series A, FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .....................      10,000,000        10,951,600
   Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian Insured,
         5.375%, 1/01/16 ........................................................................       2,000,000         2,115,460
         5.50%, 1/01/19 .........................................................................       1,000,000         1,046,460
         5.625%, 1/01/25 ........................................................................       2,000,000         2,121,460
   Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
      Improvement, FSA Insured, 6.00%, 9/01/21 ..................................................       8,000,000         8,204,640
   Harford County GO, Consolidated Public Improvement,
         4.40%, 1/15/15 .........................................................................       1,450,000         1,496,415
         4.45%, 1/15/17 .........................................................................       1,125,000         1,156,028
   Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding,
      Series A, FHA Insured, 6.10%, 7/01/25 .....................................................       2,000,000         2,058,400
   Maryland Environmental Services COP, Water and Waste Facilities, Series A, 6.70%,
      6/01/11 ...................................................................................       1,900,000         1,903,458
   Maryland State CDA, Department of Housing and Community Development Revenue,
         Housing, Series A, 6.00%, 7/01/32 ......................................................       4,000,000         4,118,840
         Residential, Series D, 5.25%, 9/01/29 ..................................................       3,730,000         3,751,746
         Series B, 5.35%, 9/01/30 ...............................................................       1,420,000         1,435,421
         SF Program, First Series, 5.00%, 4/01/17 ...............................................         220,000           224,994
         SF Program, Second Series, 5.00%, 4/01/17 ..............................................       3,000,000         3,038,940
   Maryland State EDC, Utility Infrastructure Revenue, University College Park Project,
      AMBAC Insured, 5.00%, 7/01/19 .............................................................       1,710,000         1,792,867
   Maryland State Energy Financing Administration Solid Waste Disposal Revenue, Ltd. Obligation,
      Wheelabrator Water Projects, 6.45%, 12/01/16 ..............................................       3,000,000         3,125,250
   Maryland State Health and Higher Educational Facilities Authority Revenue,
         Anne Arundel Health System, Series A, 5.125%, 7/01/34 ..................................       2,500,000         2,547,650
         Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 ..............................       8,365,000         8,599,889
         Carroll County General Hospital, 6.00%, 7/01/26 ........................................       2,000,000         2,123,420
         Carroll County General Hospital, 5.80%, 7/01/32 ........................................       5,000,000         5,250,050


100 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Maryland State Health and Higher Educational Facilities Authority Revenue, (cont.)
         Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .................................    $    715,000    $      793,514
         Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/20 ............................       2,205,000         2,425,919
         Catholic Health Initiatives, Series A, ETM, 6.00%, 12/01/24 ............................       2,025,000         2,210,348
         Charity Obligation Group, Series A, 5.00%, 11/01/19 ....................................       1,515,000         1,557,708
         Charity Obligation Group, Series A, 5.00%, 11/01/29 ....................................       2,250,000         2,303,437
         Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ..................................       2,760,000         2,761,684
         Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .................................      11,000,000        11,636,790
         Johns Hopkins Medical Institutions, Series A, 5.00%, 5/15/37 ...........................       7,000,000         7,190,750
         Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 ...........................       5,000,000         5,481,550
         Johns Hopkins, AMBAC Insured, 5.00%, 7/01/27 ...........................................         655,000           677,486
         Maryland Institute College of Art, 5.00%, 6/01/35 ......................................       2,000,000         1,993,800
         Maryland Institute College of Art, 5.625%, 6/01/36 .....................................       3,600,000         3,752,388
         Maryland Institute College of Art, 5.00%, 6/01/40 ......................................       6,000,000         5,902,860
         Mercy Medical Center Project, Refunding, FSA Insured, 5.75%, 7/01/26 ...................       1,500,000         1,538,370
         Mercy Medical Center, Refunding, 5.625%, 7/01/31 .......................................       5,500,000         5,659,775
         North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/26 ...................................       1,000,000         1,132,880
         North Arundel Hospital, Pre-Refunded, 6.50%, 7/01/31 ...................................       1,320,000         1,495,402
         Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%, 7/01/34 .............       5,000,000         5,186,850
         Roland Park Place Project, Refunding, 5.625%, 7/01/18 ..................................       2,500,000         2,510,125
         Roland Park Place Project, Refunding, 5.625%, 7/01/24 ..................................       2,680,000         2,687,290
         Union Hospital Cecil County Issue, 5.00%, 7/01/35 ......................................       3,015,000         3,042,286
         University of Maryland Medical System, Pre-Refunded, 6.75%, 7/01/30 ....................      11,000,000        12,576,850
         Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 .....................       5,000,000         5,186,400
         Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 .....................       7,100,000         7,248,248
   Maryland State Health and Higher Revenue, John Hopkins University, Series A, 5.00%,
      7/01/32 ...................................................................................      29,000,000        29,982,810
   Maryland State Stadium Authority Lease Revenue, Convention Center Expansion,
      AMBAC Insured, 5.875%, 12/15/14 ...........................................................       4,655,000         4,708,114
   Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
         5.75%, 3/01/22 .........................................................................       5,000,000         5,077,550
         5.80%, 3/01/26 .........................................................................       2,045,000         2,076,963
   Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
      AMBAC Insured, 5.00%, 7/01/28 .............................................................       3,975,000         4,155,226
   Maryland State Transportation Authority Parking Revenue, AMBAC Insured, 5.00%, 3/01/27 .......       8,000,000         8,277,840
   Maryland State Transportation Authority Transportation Facility Projects Revenue, FSA Insured,
      5.00%,
         7/01/27 ................................................................................       5,890,000         6,165,593
         7/01/31 ................................................................................       7,455,000         7,749,696
         7/01/32 ................................................................................       7,165,000         7,437,915
         7/01/34 ................................................................................       7,500,000         7,780,275
   Montgomery County GO,
         4.75%, 4/01/22 .........................................................................       3,000,000         3,118,980
         Consolidated, Public Improvement, Series A, 5.00%, 6/01/24 .............................       5,000,000         5,302,350
         Pre-Refunded, 4.75%, 2/01/17 ...........................................................       5,000,000         5,326,750
   Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured, 6.00%,
      7/01/37 ...................................................................................       2,500,000         2,564,275


                                       Quarterly Statements of Investments | 101

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MARYLAND (CONT.)
   Montgomery County Revenue Authority Golf Course System Revenue, Series A, Pre-Refunded,
      6.125%, 10/01/22 ..........................................................................    $  1,000,000    $    1,042,560
   Morgan State University Maryland and Aux Facilities Fees Revenue, Series A, FGIC Insured,
      5.00%, 7/01/32 ............................................................................       6,450,000         6,688,327
   Prince George's County GO, Consolidated Public Improvement,
         4.40%, 9/15/22 .........................................................................      10,000,000        10,101,100
         MBIA Insured, 5.00%, 4/15/18 ...........................................................       2,100,000         2,187,129
   Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B, MBIA Insured, 4.75%,
      6/30/30 ...................................................................................       4,000,000         4,050,600
   Prince George's County PCR, Potomac Electric Project, Refunding,
         6.00%, 9/01/22 .........................................................................       1,200,000         1,204,980
         6.375%, 1/15/23 ........................................................................       2,975,000         3,037,445
   St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
      AMBAC Insured, Pre-Refunded, 5.55%, 9/01/30 ...............................................       2,000,000         2,182,320
   Westminster Education Facilities Revenue, Mc Daniel College, 5.50%,
         4/01/27 ................................................................................         425,000           443,105
         4/01/32 ................................................................................       1,500,000         1,558,590
                                                                                                                     --------------
                                                                                                                        344,543,718
                                                                                                                     --------------
   U. S. TERRITORIES 16.1%
   Puerto Rico Commonwealth GO, Public Improvement,
         FSA Insured, 5.125%, 7/01/30 ...........................................................       2,870,000         2,994,788
         FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..............................................       1,520,000         1,653,562
         FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................       4,360,000         4,715,732
         Refunding, FSA Insured, 5.25%, 7/01/27 .................................................       1,015,000         1,081,432
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Refunding, Series J, MBIA Insured, 5.00%, 7/01/29 ......................................       5,000,000         5,212,150
         Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................       5,000,000         5,439,200
         Series G, 5.00%, 7/01/33 ...............................................................       7,000,000         6,937,630
   Puerto Rico Electric Power Authority Power Revenue,
         Refunding, Series SS, FSA Insured, 5.00%, 7/01/30 ......................................       5,000,000         5,248,100
         Series HH, FSA Insured, 5.25%, 7/01/29 .................................................      10,780,000        11,506,788
         Series II, 5.25%, 7/01/31 ..............................................................       3,000,000         3,105,930
         Series RR, FGIC Insured, 5.00%, 7/01/35 ................................................       7,000,000         7,297,220
         Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................       2,000,000         2,083,340
   Puerto Rico PBA Revenue, Government Facilities, Series D,
         5.25%, 7/01/36 .........................................................................         520,000           531,861
         Pre-Refunded, 5.25%, 7/01/36 ...........................................................       1,480,000         1,610,003
   Virgin Islands PFAR,
         Gross Receipts Taxes Loan Note, FSA Insured, 5.00%, 10/01/22 ...........................       2,000,000         2,110,780
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .....................       1,700,000         1,769,105
         senior lien, Refunding, Series A, 5.50%, 10/01/14 ......................................       3,300,000         3,456,585
                                                                                                                     --------------
                                                                                                                         66,754,206
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $394,929,968) ..............................................                       411,297,924
                                                                                                                     --------------


102 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.9%
   BONDS 0.9%
   MARYLAND 0.9%
(a)Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN and Put,
      3.05%, 1/01/29 ............................................................................    $    475,000    $      475,000
(a)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured,
      Daily VRDN and Put, 3.02%, 7/01/34 ........................................................       3,180,000         3,180,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,655,000) ...............................................                         3,655,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $398,584,968) 100.1% .................................................                       414,952,924
   OTHER ASSETS, LESS LIABILITIES (0.1)% ........................................................                          (476,441)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  414,476,483
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 103
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.7%
   BONDS 98.7%
   MASSACHUSETTS 98.7%
   Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ....................................................    $  1,465,000    $    1,566,319
   Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
      5.00%, 5/01/27 ............................................................................       3,970,000         4,137,534
   Boston GO,
         MBIA Insured, 5.00%, 2/01/21 ...........................................................       3,000,000         3,165,450
         Series A, MBIA Insured, 5.00%, 2/01/22 .................................................       2,940,000         3,097,231
   Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 .......................       1,750,000         1,837,273
   Dudley Charlton Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ..........       3,140,000         3,505,998
   Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ........................       4,000,000         4,330,480
   Greater Lawrence Sanitary District GO, MBIA Insured, Pre-Refunded, 5.625%, 6/15/20 ...........       1,000,000         1,083,680
   Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 .........       9,805,000        10,257,697
   Kingston GO, FGIC Insured, 5.50%, 11/15/19 ...................................................       2,055,000         2,208,118
   Lawrence GO, AMBAC Insured, 5.00%, 2/01/21 ...................................................       1,000,000         1,048,970
   Lowell GO,
         FGIC Insured, Pre-Refunded, 5.85%, 2/15/20 .............................................       1,595,000         1,757,674
         State Qualified, AMBAC Insured, 5.00%, 2/01/21 .........................................       1,330,000         1,417,514
         State Qualified, AMBAC Insured, 5.00%, 2/01/22 .........................................       1,405,000         1,493,262
   Ludlow GO, School Project, Ltd. Tax, MBIA Insured,
         7.30%, 11/01/07 ........................................................................         210,000           225,181
         7.30%, 11/01/08 ........................................................................         210,000           233,205
         7.40%, 11/01/09 ........................................................................         210,000           240,719
   Mansfield GO, Municipal Purpose Loan, FGIC Insured, Pre-Refunded, 5.125%, 8/15/17 ............       1,685,000         1,753,411
   Martha's Vineyard Land Bank Revenue, AMBAC Insured,
         4.875%, 5/01/22 ........................................................................       2,000,000         2,081,200
         5.00%, 5/01/32 .........................................................................       2,000,000         2,063,580
         5.00%, 5/01/34 .........................................................................       7,000,000         7,222,600
   Massachusetts Bay Transportation Authority COP, MBIA Insured, 7.75%, 1/15/06 .................         500,000           502,435
   Massachusetts Bay Transportation Authority Revenue, General Transportation System,
         Series C, FGIC Insured, 5.25%, 3/01/15 .................................................       2,000,000         2,194,640
         Series D, MBIA Insured, 5.00%, 3/01/27 .................................................       5,000,000         5,156,300
   Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
      FGIC Insured, 5.00%, 7/01/27 ..............................................................       5,000,000         5,382,050
   Massachusetts Health and Educational Facilites Authority Revenue, Lahey Clinic Medical
      Center, Series B, FGIC Insured, 5.00%, 8/15/30 ............................................      12,460,000        12,835,669
   Massachusetts State College Building Authority Project Revenue,
         Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 ...................       2,000,000         2,044,600
         Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ......................................       5,000,000         5,735,650
         Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 ...........................................       5,000,000         5,190,700
         Series A, MBIA Insured, 5.00%, 5/01/23 .................................................       2,000,000         2,105,020
   Massachusetts State Development Finance Agency Revenue,
         Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 ...........................       2,000,000         2,031,220
         Holy Cross Hospital, AMBAC Insured, 5.25%, 9/01/32 .....................................       4,175,000         4,700,966
         Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
            2/01/34 .............................................................................      22,400,000        23,462,880
         MBIA Insured, 5.20%, 7/01/32 ...........................................................       2,250,000         2,376,653
         Series A, AMBAC Insured, 5.375%, 1/01/42 ...............................................       4,000,000         4,305,080
         Series A, GNMA Secured, 6.90%, 10/20/41 ................................................       2,090,000         2,370,353


104 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State Development Finance Agency Revenue, (cont.)
         Western New England, Series A, Assured Guaranty, 5.00%, 9/01/33 ........................    $  2,250,000    $    2,302,110
         Western New England College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/20 ...............       1,500,000         1,636,920
   Massachusetts State GO,
         Consolidated Loan, Series A, FSA Insured, 5.00%, 3/01/24 ...............................       5,000,000         5,264,200
         Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30 ...............       9,645,000        10,468,779
         Consolidated Loan, Series D, FSA Insured, ETM, 5.00%, 11/01/24 .........................       2,500,000         2,681,350
         Consolidated Loan, Series D, MBIA Insured, ETM, 5.00%, 8/01/27 .........................       3,430,000         3,674,045
         Consolidated Loan, Series D, MBIA Insured, Pre-Refunded, 5.00%, 8/01/27 ................         965,000         1,042,499
         MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 .............................................       4,100,000         4,391,715
   Massachusetts State Health and Educational Facilities Authority Revenue,
         Bay State Medical Center, Series E, FSA Insured, Pre-Refunded, 6.00%, 7/01/26 ..........       1,500,000         1,553,475
         Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 ................................       5,000,000         5,212,950
         Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 ................       3,000,000         3,067,230
         Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ..............       1,000,000         1,001,830
         Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 .........................       6,575,000         6,711,234
         Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18 ....................       3,500,000         3,543,225
         Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25 ....................       7,720,000         7,815,342
         Harvard University, Series FF, 5.125%, 7/15/37 .........................................       8,000,000         8,292,080
         New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 ............      10,000,000        10,338,900
         Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 .......................       1,250,000         1,291,088
         Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 ....................       5,000,000         5,174,600
         Springfield College, AMBAC Insured, 5.00%, 10/15/27 ....................................       2,500,000         2,578,575
         Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26 .............................       1,690,000         1,731,287
         Tufts University, Series I, 5.25%, 2/15/30 .............................................       4,000,000         4,199,640
         University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 ..................       3,000,000         3,146,610
         University of Massachusetts, Worcester Campus, Series B, FGIC Insured, 5.25%,
            10/01/31 ............................................................................       3,500,000         3,713,850
         University of Massachusetts Project, Series A, FGIC Insured, Pre-Refunded, 5.875%,
            10/01/29 ............................................................................       4,000,000         4,446,160
         University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31 ...........       1,500,000         1,589,760
   Wellesley College, Series F, 5.125%, 7/01/39 .................................................       7,500,000         7,729,350
         Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 .............................       1,770,000         1,902,927
         Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 ...............................       2,500,000         2,554,250
   Massachusetts State HFA,
         MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 ..................         430,000           552,589
         SFHR, Series 53, MBIA Insured, 6.15%, 12/01/29 .........................................          85,000            87,135
         SFHR, Series 57, MBIA Insured, 5.55%, 6/01/25 ..........................................       2,255,000         2,286,322
   Massachusetts State HFA Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%,
      7/01/30 ...................................................................................       2,000,000         2,132,000
   Massachusetts State Industrial Finance Agency Electrical Utility Revenue, Nantucket
      Electric Co., Series A, AMBAC Insured, 5.875%, 7/01/17 ....................................       4,000,000         4,128,880
   Massachusetts State Industrial Finance Agency Revenue,
         Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 .....................................       1,560,000         1,621,979
         St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21 ..................................       2,665,000         2,721,924
         Suffolk University, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/27 ........................       4,000,000         4,199,480
         Trustees Deerfield Academy, 5.25%, 10/01/27 ............................................       2,800,000         2,912,364


                                       Quarterly Statements of Investments | 105

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State Industrial Finance Agency Revenue, (cont.)
         Western New England College, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............    $  4,000,000    $    4,113,320
         WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 ..................       2,500,000         2,567,975
         Worcester Polytechnical Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 ............       3,720,000         3,895,472
         Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ..       2,000,000         2,103,760
         Worcester Polytechnical Institute, Refunding, Series II, MBIA Insured, 5.125%,
            9/01/27 ..............................................................................      4,000,000         4,157,440
   Massachusetts State Port Authority Revenue,
         Series A, AMBAC Insured, 5.00%, 7/01/35 ................................................      10,000,000        10,290,900
         Series A, FSA Insured, 5.125%, 7/01/17 .................................................       2,000,000         2,113,420
         Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 .....................       2,215,000         2,300,853
         Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 .....................       2,000,000         2,070,380
         Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ......................       7,450,000         7,712,314
         Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ......................         845,000           874,102
         US Airways Project, MBIA Insured, 6.00%, 9/01/21 .......................................       4,700,000         4,972,882
         US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ............................       4,500,000         4,658,310
   Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
      FSA Insured, 5.00%, 8/15/30 ...............................................................      20,000,000        20,761,400
   Massachusetts State Special Obligation Dedicated Tax Revenue,
         FGIC Insured, Pre-Refunded, 5.25%, 1/01/29 .............................................       5,000,000         5,438,200
         Refunding, FGIC Insured, 5.50%, 1/01/25 ................................................       5,615,000         6,445,908
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
         Series A, MBIA Insured, 5.00%, 1/01/37 .................................................       9,000,000         9,132,660
         sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ..........................      10,000,000        10,197,200
         sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29 ......................................       4,600,000         4,764,082
   Massachusetts State Water Pollution Abatement Trust Revenue,
         Pool Program Bonds, Series 6, 5.50%, 8/01/30 ...........................................       2,620,000         2,825,618
         Pool Program Bonds, Series 6, Pre-Refunded, 5.50%, 8/01/30 .............................       1,075,000         1,176,695
         Pool Program Bonds, Series 7, 5.125%, 2/01/31 ..........................................       4,300,000         4,460,863
         Pool Program Bonds, Series 7, Pre-Refunded, 5.125%, 2/01/31 ............................       1,700,000         1,822,519
         Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ..........................       3,995,000         4,307,329
         Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 ............       1,005,000         1,095,098
   Massachusetts State Water Resource Authority Revenue,
         Refunding, Series J, FSA Insured, 5.00%, 8/01/32 .......................................       9,000,000         9,224,550
         Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/39 ...................................       9,275,000        10,188,216
   Massachusetts State Water Resources Authority Revenue, General, Refunding, Series A,
      MBIA Insured, 5.00%, 8/01/34 ..............................................................      10,700,000        11,131,210
   Monson GO, AMBAC Insured, 5.25%, 11/01/23 ....................................................       1,675,000         1,818,397
   New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 .........................       3,685,000         3,879,273
   Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
      10/01/18 ..................................................................................       2,000,000         2,123,640
   Route 3 North Transportation Improvement Assn. Lease Revenue, MBIA Insured, Pre-Refunded,
      5.375%, 6/15/33 ...........................................................................      15,475,000        16,693,501
   Salisbury GO, MBIA Insured, 5.30%, 3/15/27 ...................................................       2,795,000         3,014,967
   Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ........................................       2,075,000         2,199,438
   Springfield GO, Municipal Purpose Loan,
         FGIC Insured, 5.00%, 8/01/21 ...........................................................       5,000,000         5,282,750
         FSA Insured, Pre-Refunded, 5.00%, 11/15/18 .............................................       1,500,000         1,585,455


106 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, 5.00%,
      11/01/21 ..................................................................................    $  2,775,000    $    2,931,038
   University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured,
      5.25%,
         11/01/23 ...............................................................................       2,155,000         2,314,793
         11/01/28 ...............................................................................       5,035,000         5,366,404
   University of Massachusetts Building Authority Project Revenue, Refunding, Senior
      Series 2004-1, AMBAC Insured, 5.25%, 11/01/29 .............................................       3,000,000         3,204,330
   Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 ..........       1,960,000         2,068,153
   Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 ..................................................       1,230,000         1,303,812
   Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 .............................       1,335,000         1,372,981
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $459,339,458) ..............................................                       484,781,574
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.6%
   BONDS 1.6%
   MASSACHUSETTS 1.6%
(a)Massachusetts State Health and Educational Facilities Authority Revenue,
      Capital Assets Program,
         Series D, MBIA Insured, Daily VRDN and Put, 2.94%, 1/01/35 .............................       4,800,000         4,800,000
         Series E, Daily VRDN and Put, 3.01%, 1/01/35 ...........................................       2,660,000         2,660,000
(a)Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
      Daily VRDN and Put, 3.00%, 8/01/17 ........................................................         300,000           300,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $7,760,000) ...............................................                         7,760,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $467,099,458) 100.3% .................................................                       492,541,574
   OTHER ASSETS, LESS LIABILITIES (0.3)% ........................................................                        (1,267,990)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  491,273,584
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 107
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.1%
   BONDS 99.1%
   MICHIGAN 93.6%
   Adrian City School District GO, FSA Insured, 5.00%,
         5/01/26 .................................................................................    $  1,960,000    $    2,041,810
         5/01/29 .................................................................................       2,125,000         2,201,606
         5/01/34 .................................................................................       6,690,000         6,907,492
   Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .........................       4,165,000         4,309,692
   Allendale Public School District GO, School Building and Site, FGIC Insured,
         5.125%, 5/01/27 .........................................................................       3,225,000         3,357,805
         5.125%, 5/01/32 .........................................................................       5,490,000         5,688,134
         Pre-Refunded, 5.125%, 5/01/27 ...........................................................       3,225,000         3,503,995
   Almont Community Schools GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/26 .......................       1,925,000         1,943,769
   Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 .........................       1,665,000         1,720,011
   Anchor Bay School District GO, School Building and Site,
         Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ....................................       2,000,000         2,169,160
         Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 ...................................       5,000,000         5,458,100
         Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 ...................................       3,750,000         4,101,187
   Avondale School District GO,
         AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .............................................       4,000,000         4,138,960
         School Building and Site, FSA Insured, 5.00%, 5/01/29 ...................................       9,000,000         9,291,780
   Birmingham City School District GO, School Building and Site, FSA Insured, 5.00%,
      11/01/33 ...................................................................................       2,590,000         2,682,126
   Brandon School District GO, FGIC Insured, Pre-Refunded, 5.875%, 5/01/26 .......................       7,000,000         7,147,910
   Brown City Community School District GO, Building and Site, FGIC Insured,
         5.00%, 5/01/31 ..........................................................................       3,200,000         3,280,352
         Pre-Refunded, 5.00%, 5/01/26 ............................................................       4,445,000         4,785,531
   Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 ....................       4,500,000         4,662,450
   Carmen-Ainsworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 ...................       2,950,000         3,042,778
   Central Michigan University Revenue,
         FGIC Insured, 5.00%, 10/01/27 ...........................................................         500,000           508,780
         FGIC Insured, Pre-Refunded, 5.625%, 10/01/22 ............................................       2,500,000         2,600,075
         General, AMBAC Insured, 5.00%, 10/01/34 .................................................       8,905,000         9,240,451
         Series A, AMBAC Insured, 5.05%, 10/01/32 ................................................      10,000,000        10,345,300
   Central Montcalm Public School GO, MBIA Insured, Pre-Refunded, 6.00%, 5/01/29 .................       1,400,000         1,518,412
   Charles Stewart Mott Community College GO, FGIC Insured, Pre-Refunded, 5.50%,
      5/01/21 ....................................................................................       3,550,000         3,846,460
   Charlotte Public School District GO, FGIC Insured, Pre-Refunded, 5.375%, 5/01/29 ..............       5,000,000         5,323,150
   De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 ........................       6,905,000         7,140,184
   Dearborn EDC Hospital Revenue, Oakwood Obligation Group,
         Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 .......................................       1,000,000         1,014,600
         Series A, FGIC Insured, 5.75%, 11/15/15 .................................................         100,000           102,251
   Detroit City School District GO,
         School Building and Site Improvements, Series A, FGIC Insured, Pre-Refunded, 5.00%,
            5/01/23 ..............................................................................       2,650,000         2,860,596
         School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 ...........       2,000,000         2,071,220
         Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31 ....................................      38,330,000        41,532,088
   Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ......................      10,610,000        11,043,737
   Detroit Sewage Disposal Revenue, Series A, MBIA Insured,
         5.00%, 7/01/27 ..........................................................................      22,000,000        22,582,120
         Pre-Refunded, 5.50%, 7/01/20 ............................................................         215,000           224,497


108 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Detroit Water Supply System Revenue,
         FGIC Insured, ETM, 6.25%, 7/01/12 .......................................................    $  1,455,000    $    1,593,196
         second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .....................................      20,000,000        21,499,600
         senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .....................................      11,400,000        11,694,690
         senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .....................................       4,745,000         4,968,489
         senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ......................       1,500,000         1,647,690
         senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .......................       4,880,000         5,283,137
         senior lien, Series A, MBIA Insured, 5.00%, 7/01/27 .....................................       4,930,000         5,060,448
         senior lien, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .......................         820,000           849,340
         Series B, MBIA Insured, 5.00%, 7/01/34 ..................................................      14,145,000        14,612,492
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..................       5,500,000         5,709,000
   East Detroit School District GO, FGIC Insured,
         6.10%, 5/01/16 ..........................................................................       1,025,000         1,046,689
         Pre-Refunded, 6.10%, 5/01/16 ............................................................       4,975,000         5,084,599
   East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%,
      5/01/29 ....................................................................................       4,775,000         5,178,869
   Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, 5.00%,
         6/01/28 .................................................................................       6,730,000         6,937,553
         6/01/33 .................................................................................      14,700,000        15,153,348
   Eaton Rapids Public Schools GO, School Building and Site, FSA Insured, 5.00%,
         5/01/26 .................................................................................       2,700,000         2,812,698
         5/01/29 .................................................................................       2,750,000         2,839,403
   Ecorse Public School District GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/17 ..................       5,000,000         5,297,250
   Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
      2/15/25 ....................................................................................         100,000           101,586
   Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
         5/01/30 .................................................................................       3,200,000         3,306,304
         5/01/34 .................................................................................       3,250,000         3,348,768
   Ferris State University Revenue,
         AMBAC Insured, Pre-Refunded, 5.75%, 10/01/17 ............................................       2,500,000         2,605,725
         AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ............................................       2,500,000         2,608,950
         AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ............................................       6,840,000         7,142,465
         FGIC Insured, 5.25%, 10/01/26 ...........................................................       1,500,000         1,570,680
         FGIC Insured, 5.25%, 10/01/31 ...........................................................       3,255,000         3,378,560
   Fowlerville Community School District GO, FGIC Insured, 5.00%,
         5/01/30 .................................................................................       1,990,000         2,060,327
         5/01/34 .................................................................................       8,145,000         8,421,278
   Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30 ........................       4,000,000         4,154,160
   Gladstone Area Public Schools GO, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/26 .................       1,500,000         1,546,995
   Grand Blanc Community Schools GO, School Building and Site, FSA Insured, 5.00%,
      5/01/28 ....................................................................................       4,250,000         4,409,247
   Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 .............................       2,000,000         2,133,180
   Grand Rapids Building Authority Revenue, AMBAC Insured, Series A,
         5.00%, 10/01/28 .........................................................................       3,590,000         3,749,791
         Pre-Refunded, 5.00%, 10/01/28 ...........................................................       2,410,000         2,607,813
   Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
      6.875%, 6/01/24 ............................................................................       7,500,000         7,588,725


                                       Quarterly Statements of Investments | 109

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Grand Rapids Sanitation Sewer System Revenue, MBIA Insured, 5.00%,
         1/01/30 .................................................................................    $  5,500,000    $    5,742,220
         1/01/34 .................................................................................       6,795,000         7,072,780
   Grosselle Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 .............       5,250,000         5,450,287
   Hamilton Community School District GO, FGIC Insured, 5.00%, 5/01/24 ...........................       2,000,000         2,038,460
   Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%,
      8/01/47 ....................................................................................       4,400,000         4,534,332
   Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..........      30,000,000        33,113,700
   Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 .................       3,900,000         4,032,834
   Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ...............         700,000           702,625
   Hazel Park School District GO, FSA Insured, 5.00%,
         5/01/27 .................................................................................       9,000,000         9,283,050
         5/01/32 .................................................................................      12,475,000        12,818,312
   Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
         5.70%, 5/01/21 ..........................................................................       2,025,000         2,093,972
         5.50%, 5/01/26 ..........................................................................       1,000,000         1,031,330
   Howell Public Schools GO, MBIA Insured, Pre-Refunded,
         5.875%, 5/01/22 .........................................................................       2,000,000         2,161,180
         6.00%, 5/01/25 ..........................................................................       1,600,000         1,661,040
   Huron School District GO, FSA Insured,
         5.25%, 5/01/21 ..........................................................................       1,500,000         1,585,050
         5.375%, 5/01/26 .........................................................................       2,500,000         2,649,325
   Huron Valley School District GO, FGIC Insured, Pre-Refunded,
         5.875%, 5/01/16 .........................................................................         100,000           103,645
         5.75%, 5/01/22 ..........................................................................       2,450,000         2,535,113
   Jackson Brownfield RDAR, FGIC Insured,
         5.125%, 6/01/22 .........................................................................       2,290,000         2,407,889
         5.125%, 6/01/24 .........................................................................       1,215,000         1,275,434
         5.25%, 6/01/26 ..........................................................................       2,820,000         2,978,456
         5.375%, 6/01/30 .........................................................................       5,830,000         6,215,538
   Jackson Public Schools GO, School Building and Site, Refunding, FSA Insured, 5.00%,
      5/01/34 ....................................................................................       6,620,000         6,821,182
   Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 .........................         130,000           132,682
   Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 .............       4,000,000         4,147,280
   Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
         Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...................       3,805,000         3,910,170
         Bronson Methodist Hospital, MBIA Insured, Pre-Refunded, 5.50%, 5/15/28 ..................      10,000,000        10,614,400
         Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .....................         250,000           261,855
         Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured, 5.875%,
            5/15/26 ..............................................................................      26,165,000        27,004,373
   Kenowa Hills Public Schools GO, MBIA Insured, Pre-Refunded, 5.875%,
         5/01/21 .................................................................................       1,510,000         1,526,988
         5/01/26 .................................................................................       7,000,000         7,078,750
   Kent County Building Authority GO, Pre-Refunded, 5.00%, 6/01/26 ...............................      21,885,000        22,788,194
   Lake Shore Public Schools GO, Macomb County, FSA Insured, Pre-Refunded, 5.50%,
      5/01/20 ....................................................................................       2,000,000         2,062,660
   Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 .............       1,000,000         1,042,600


110 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Lake Superior State University Revenue, Refunding, AMBAC Insured, 5.25%, 11/15/31 .............    $  3,320,000    $    3,459,075
   Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 .....................         100,000           103,474
   Lakewood Public Schools GO, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ........................         800,000           808,600
   Lansing Building Authority Revenue, Refunding, MBIA Insured, 5.60%, 6/01/19 ...................       1,240,000         1,254,012
   Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
      Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 .........................................       2,115,000         2,220,602
   Lincoln Consolidated School District GO, FSA Insured, 5.00%, 5/01/28 ..........................       1,000,000         1,012,150
   Lincoln Park School District GO,
         FGIC Insured, Pre-Refunded, 5.90%, 5/01/26 ..............................................       6,050,000         6,178,441
         Refunding, FGIC Insured, 5.00%, 5/01/26 .................................................         900,000           921,447
   Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 .........................       3,950,000         4,145,841
   Lowell Area Schools GO, FGIC Insured, Pre-Refunded, 5.625%,
         5/01/25 .................................................................................       3,125,000         3,401,812
         5/01/30 .................................................................................       3,250,000         3,537,885
   Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Series D,
      FSA Insured, Pre-Refunded,
         5.875%, 4/01/11 .........................................................................       4,525,000         4,654,958
         6.10%, 4/01/19 ..........................................................................       5,225,000         5,378,772
   Mayville Community Schools GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/34 ....................................................................................       3,880,000         4,018,012
   Mendon Community Schools GO, School Building and Site, FGIC Insured, 5.00%,
      5/01/34 ....................................................................................       2,500,000         2,584,800
   Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ..............       4,000,000         4,130,800
   Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
         5.40%, 6/01/19 ..........................................................................       5,000,000         5,174,250
         5.50%, 6/01/25 ..........................................................................       5,000,000         5,196,300
   Michigan Municipal Bond Authority Revenue,
         Clean Water State Revolving Fund, 5.00%, 10/01/24 .......................................      11,355,000        11,874,605
         Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ..................       3,790,000         3,835,025
   Michigan State Building Authority Revenue,
         Facilities Program, Refunding, Series I, FSA Insured, 4.75%, 10/15/18 ...................       3,000,000         3,055,950
         Facilities Program, Refunding, Series I, FSA Insured, 5.00%, 10/15/24 ...................       5,000,000         5,166,300
         Facilities Program, Refunding, Series III, FSA Insured, 5.00%, 10/15/26 .................      14,000,000        14,492,100
         Refunding, AMBAC Insured, 5.00%, 10/15/33 ...............................................      16,000,000        16,604,800
   Michigan State COP, AMBAC Insured, Pre-Refunded, 5.50%, 6/01/27 ...............................      12,000,000        12,999,360
   Michigan State HDA Rental Housing Revenue, Refunding, Series A, AMBAC Insured, 6.00%,
      4/01/16 ....................................................................................         200,000           210,082
   Michigan State Hospital Finance Authority Revenue,
         Ascension Health Credit, Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .........      15,175,000        16,774,597
         Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
            8/15/24 ..............................................................................      15,000,000        15,735,750
         Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
            8/15/27 ..............................................................................      10,000,000        10,272,500
         Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................       6,000,000         6,103,980
         Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ....................       1,750,000         1,780,328
         Mercy Health Services, Series T, MBIA Insured, Pre-Refunded, 5.75%, 8/15/15 .............      10,525,000        11,059,880


                                       Quarterly Statements of Investments | 111

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Michigan State Hospital Finance Authority Revenue, (cont.)
         Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ....................................    $    300,000    $      307,083
         Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 .......................       8,605,000         8,791,212
         Mercy Health Services, Series X, MBIA Insured, 6.00%, 8/15/34 ...........................       7,320,000         8,018,328
         Mercy Health Services, Series X, MBIA Insured, Pre-Refunded, 6.00%, 8/15/34 .............       3,680,000         4,031,072
         Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ............       4,890,000         5,226,530
         Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ......................................       7,065,000         7,297,580
         Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ......................................       1,000,000         1,023,450
         Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ........       7,500,000         7,872,225
         Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .............       7,500,000         7,718,400
         Sparrow Obligation Group, MBIA Insured, Pre-Refunded, 5.90%, 11/15/26 ...................         100,000           104,479
         St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ............       3,445,000         3,652,802
         St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ............       9,545,000        10,340,576
         St. John's Hospital, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 ......................      14,500,000        15,104,070
   Michigan State Strategic Fund Ltd. Obligation Revenue, Collateral, The Detroit Edison Co.,
      Fund, Pollution, Refunding,
         Series AA, FGIC Insured, 6.95%, 5/01/11 .................................................       5,000,000         5,802,600
         Series BB, AMBAC Insured, 7.00%, 5/01/21 ................................................       3,000,000         3,861,960
   Michigan State Strategic Fund Resources Recovery Ltd. Obligation Revenue, Detroit
      Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ............      12,350,000        12,827,204
   Michigan State Trunk Line Revenue,
         Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ......................................       3,300,000         3,372,237
         Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ......................................       3,050,000         3,164,223
         Series A, FSA Insured, Pre-Refunded, 5.00%, 11/01/25 ....................................      16,265,000        17,376,875
         Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30 ....................................      34,680,000        37,507,114
   Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
      10/01/34 ...................................................................................       3,675,000         3,787,455
   Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ...................       3,500,000         3,820,285
   North Branch Area Schools GO, School Building and Site, MBIA Insured, 5.00%,
      5/01/35 ....................................................................................       2,260,000         2,342,264
   Northview Public Schools District GO,
         MBIA Insured, 5.80%, 5/01/21 ............................................................         235,000           239,594
         Refunding, FGIC Insured, 5.00%, 5/01/21 .................................................       3,450,000         3,533,835
   Oakridge Public Schools GO, FSA Insured, Pre-Refunded,
         5.00%, 5/01/23 ..........................................................................         500,000           519,955
         5.125%, 5/01/28 .........................................................................         500,000           521,390
   Otsego Public Schools District GO, School Building and Site, FSA Insured, 5.00%,
      5/01/34 ....................................................................................       5,000,000         5,169,600
   Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, 5.00%, 5/01/32 ............       7,775,000         8,003,196
   Oxford Area Community School District GO, FSA Insured, 5.00%,
         5/01/26 .................................................................................       5,425,000         5,592,470
         5/01/31 .................................................................................       4,865,000         4,987,160
   Pennfield Schools District GO, School Building and Site, FGIC Insured, 5.00%,
         5/01/29 .................................................................................       1,150,000         1,191,458
         5/01/34 .................................................................................       3,610,000         3,732,451
   Pinckney Community Schools GO, Refunding, FSA Insured, 5.00%, 5/01/26 .........................       2,955,000         3,078,342


112 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Pontiac General Building Authority GO, FGIC Insured, 5.375%,
         6/01/23 .................................................................................    $  1,620,000    $    1,737,580
         6/01/27 .................................................................................       2,635,000         2,813,890
   Port Huron GO, Ltd. Tax, AMBAC Insured, 5.00%, 10/01/22 .......................................       1,600,000         1,658,720
   Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ...................................      14,090,000        14,394,767
   River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 .......................       6,575,000         6,855,161
   Rockford Public Schools GO, FGIC Insured, Pre-Refunded, 5.25%,
         5/01/22 .................................................................................       1,250,000         1,284,913
         5/01/27 .................................................................................       3,000,000         3,083,790
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
      MBIA Insured, 5.25%,
         11/15/31 ................................................................................      12,750,000        13,216,650
         11/15/35 ................................................................................      17,600,000        18,133,280
   Saginaw City School District GO, School Building and Site, FSA Insured, 5.00%,
      5/01/34 ....................................................................................       2,100,000         2,169,762
   Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding, Series E,
      MBIA Insured,
         5.375%, 7/01/19 .........................................................................       4,850,000         5,145,171
         5.50%, 7/01/24 ..........................................................................       1,750,000         1,837,973
   Saginaw Valley State University Revenue,
         Refunding, AMBAC Insured, 5.25%, 7/01/19 ................................................       2,540,000         2,675,484
         Series A, MBIA Insured, 5.125%, 7/01/30 .................................................       4,315,000         4,446,737
   Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
         5.75%, 5/01/21 ..........................................................................       3,575,000         3,699,196
         5.375%, 5/01/26 .........................................................................       1,000,000         1,029,630
   South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ........................       2,000,000         2,098,020
   South Redford School District GO,
         FGIC Insured, Pre-Refunded, 5.50%, 5/01/22 ..............................................       3,155,000         3,253,846
         School Building and Site, MBIA Insured, 5.00%, 5/01/30 ..................................       3,175,000         3,300,444
   Southfield Library Building Authority GO, Refunding, MBIA Insured, 5.00%, 5/01/30 .............       6,535,000         6,772,874
   Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 ................       2,730,000         2,826,478
   St. Clair County Building Authority GO, MBIA Insured, Pre-Refunded, 5.25%,
         4/01/18 .................................................................................       2,065,000         2,099,754
         4/01/21 .................................................................................       2,400,000         2,440,392
   St. Clair County EDC, PCR, The Detroit Edison Co., Refunding, Series AA, AMBAC Insured,
      6.40%, 8/01/24 .............................................................................      10,000,000        10,897,800
   Taylor Brownfield RDA, GO, Tax Increment, Series A, MBIA Insured, 5.00%,
         5/01/29 .................................................................................       2,900,000         2,996,599
         5/01/34 .................................................................................       3,945,000         4,061,180
   Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ...................       2,595,000         2,690,548
   Tecumseh Public Schools GO, FGIC Insured, Pre-Refunded, 5.50%,
         5/01/25 .................................................................................       5,925,000         6,419,797
         5/01/30 .................................................................................       4,500,000         4,875,795
   Thornapple Kellogg School GO, School Building and Site, Refunding, FSA Insured, 5.00%,
         5/01/23 .................................................................................       4,000,000         4,163,160
         5/01/28 .................................................................................       6,250,000         6,448,437


                                       Quarterly Statements of Investments | 113

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Three Rivers Community Schools GO, Building and Site, MBIA Insured, Pre-Refunded,
      6.00%, 5/01/23 .............................................................................    $  2,400,000    $    2,451,912
   Warren Consolidated School District GO, FSA Insured,
         4.875%, 5/01/22 .........................................................................      11,850,000        12,189,147
         5.00%, 5/01/26 ..........................................................................      14,450,000        14,896,071
   Warren Water and Sewer Revenue, FSA Insured, Pre-Refunded, 5.125%, 11/01/23 ...................       2,450,000         2,653,865
   Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A, MBIA Insured,
         5.25%, 12/01/25 .........................................................................      17,000,000        17,934,490
         5.00%, 12/01/30 .........................................................................      10,750,000        11,023,802
   Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A,
      MBIA Insured, 5.25%, 12/01/18 ..............................................................       5,500,000         5,713,895
   Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 ................................      17,900,000        18,696,013
   West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
         5/01/19 .................................................................................       2,100,000         2,317,959
         5/01/20 .................................................................................       2,000,000         2,207,580
   West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ...................       1,400,000         1,496,068
   West Ottawa Public School District GO,
         FGIC Insured, 5.60%, 5/01/21 ............................................................         695,000           714,821
         FGIC Insured, 5.60%, 5/01/26 ............................................................       3,575,000         3,676,959
         FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ..............................................       6,000,000         6,196,200
         School Building Site, Refunding, MBIA Insured, 5.00%, 5/01/32 ...........................       6,025,000         6,201,834
   Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
      1/01/23 ....................................................................................       8,500,000         8,673,655
   Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 .........................       9,375,000         9,655,125
   Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 ..................................      12,550,000        12,841,536
   Wyoming Public Schools GO, FGIC Insured, Pre-Refunded, 5.125%, 5/01/23 ........................       5,750,000         5,995,985
   Wyoming Sewer Disposal System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/27 ................       5,700,000         5,922,585
   Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
      5/01/32 ....................................................................................       6,065,000         6,225,116
   Ypsilanti School District GO, FGIC Insured, Pre-Refunded,
         5.75%, 5/01/20 ..........................................................................       4,700,000         4,863,278
         5.375%, 5/01/26 .........................................................................       6,750,000         6,950,002
   Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%,
      9/01/27 ....................................................................................       2,115,000         2,184,435
                                                                                                                      --------------
                                                                                                                       1,300,545,444
                                                                                                                      --------------
   U.S. TERRITORIES 5.5%
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ........................................      20,000,000        20,689,400
         Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 ...................................      25,000,000        27,779,500
   Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, 5.00%,
      7/01/35 ....................................................................................      19,000,000        19,806,740
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ....................       8,700,000         8,726,796
                                                                                                                      --------------
                                                                                                                          77,002,436
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,302,585,451) .............................................                     1,377,547,880
                                                                                                                      --------------


114 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.2%
   BONDS 0.2%
   MICHIGAN 0.2%
(a)Detroit Sewage Disposal Revenue, senior lien, Series B, FSA Insured, Daily VRDN and Put,
      3.00%, 7/01/33 .............................................................................    $  2,740,000    $    2,740,000
(a)Michigan State University Revenues, Series A, Daily VRDN and Put, 3.00%, 8/15/32 ..............         600,000           600,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,340,000) ................................................                         3,340,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $1,305,925,451) 99.3% .................................................                     1,380,887,880
   OTHER ASSETS, LESS LIABILITIES 0.7% ...........................................................                         9,424,330
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $1,390,312,210
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 115
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.6%
   BONDS 94.0%
   MINNESOTA 91.1%
   Anoka County Housing and RDA, GO, Housing Development, AMBAC Insured,
         4.875%, 2/01/24 .........................................................................    $  2,195,000    $    2,275,688
         5.00%, 2/01/34 ..........................................................................       2,000,000         2,063,380
   Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A,
      FSA Insured, 5.00%, 2/01/20 ................................................................       6,130,000         6,392,425
   Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services,
      Radian Insured, 5.00%, 9/01/24 .............................................................       2,000,000         2,062,140
   Bemidji ISD No. 031 GO, Refunding, Series A, FSA Insured, 4.50%, 4/01/19 ......................       3,550,000         3,618,586
   Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured,
      5.70%, 12/01/17 ............................................................................         120,000           127,535
   Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 .........................................       3,085,000         3,165,981
   Bloomington ISD No. 271 GO, Series A, FSA Insured, 5.125%, 2/01/24 ............................       2,000,000         2,099,320
   Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 ..........       1,045,000         1,089,736
   Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ..................................       1,000,000         1,044,050
   Buffalo GO, AMBAC Insured, 5.55%, 6/01/17 .....................................................       1,000,000         1,011,160
   Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ...............................       4,255,000         4,395,032
   Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
         5.90%, 9/20/19 ..........................................................................         400,000           423,312
         5.95%, 9/20/29 ..........................................................................       1,275,000         1,341,683
         6.00%, 9/20/34 ..........................................................................       1,000,000         1,053,130
   Byron ISD No. 531 GO, School Building, Series A, FGIC Insured, 5.00%, 2/01/24 .................       2,215,000         2,325,949
   Cambridge ISD No. 911 GO, Series A, MBIA Insured,
         4.125%, 2/01/22 .........................................................................       1,410,000         1,365,430
         4.25%, 2/01/24 ..........................................................................       1,235,000         1,199,901
         4.75%, 2/01/30 ..........................................................................       2,500,000         2,533,225
   Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 .............................       3,805,000         3,996,049
   Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ..............................       1,000,000         1,045,150
   Champlin EDA, GO, Housing Development, MBIA Insured, 5.625%, 2/01/26 ..........................         250,000           250,903
   Chanhassen Apartments Project GO, Series B, AMBAC Insured, Pre-Refunded, 6.20%,
      1/01/25 ....................................................................................       2,975,000         2,981,456
   Cohasset PCR, Collateral Allete Project, Refunding, Radian Insured, 4.95%, 7/01/22 ............       3,010,000         3,060,357
   Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 ..................................       4,500,000         4,608,045
   Dakota County Housing and RDA, SFMR, GNMA Secured,
         5.75%, 4/01/18 ..........................................................................         267,000           273,216
         5.85%, 10/01/30 .........................................................................         453,000           462,894
   Deer River ISD No. 317 GO, FSA Insured, 6.00%, 2/01/25 ........................................       1,325,000         1,444,515
   Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 .....................       3,075,000         3,213,836
   Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
         5.95%, 9/20/29 ..........................................................................       1,700,000         1,788,213
         6.00%, 9/20/34 ..........................................................................       1,480,000         1,555,776
   Eden Prairie MFHR,
         Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ........................       2,000,000         2,042,560
         Parkway Apartments Project, Series A, GNMA Secured, 5.80%, 2/20/32 ......................       7,380,000         7,624,352
   Eveleth EDA, GO, Housing Development, MBIA Insured, 5.80%, 7/01/25 ............................       1,000,000         1,014,880
   Farmington ISD No. 192 GO, MBIA Insured, 5.25%, 2/01/24 .......................................       5,915,000         6,261,737
   Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
      1/01/26 ....................................................................................       2,180,000         2,181,788


116 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Hastings ISD No. 200 GO, Refunding, Series A, FSA Insured, 4.50%, 2/01/22 .....................    $  2,700,000    $    2,709,909
   Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., FSA Insured, Pre-Refunded,
      5.00%, 11/01/25 ............................................................................       8,000,000         8,672,720
   Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
         5.60%, 11/20/17 .........................................................................         750,000           777,938
         5.70%, 11/20/32 .........................................................................       3,000,000         3,087,510
   Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 .........................................       3,880,000         4,087,735
   Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%,
      8/01/27 ....................................................................................       1,085,000         1,170,650
   Lake Crystal Wellcome Memorial Area Schools ISD No. 2071 GO, School Building, Series B,
      MBIA Insured, 5.00%, 2/01/34 ...............................................................       3,285,000         3,399,482
   Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ...........................       4,195,000         4,401,730
   Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 ........................................       3,705,000         3,968,537
   Lakeville GO, Capital Improvement Plan, Series A, MBIA Insured, 4.75%, 2/01/30 ................       2,695,000         2,730,817
   Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ..............................      10,180,000        10,671,898
   Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 .........................................       3,240,000         3,406,050
   Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, Pre-Refunded, 5.55%,
      2/01/17 ....................................................................................         280,000           293,230
   Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 ................................       2,700,000         2,795,553
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
         Refunding, Sub Series A, AMBAC Insured, 5.00%, 1/01/28 ..................................       5,000,000         5,158,050
         Series A, AMBAC Insured, 5.20%, 1/01/24 .................................................       5,000,000         5,193,450
         Series A, FGIC Insured, 5.125%, 1/01/31 .................................................       7,000,000         7,217,560
         Series A, FGIC Insured, 5.25%, 1/01/32 ..................................................       7,000,000         7,296,660
         Series C, FGIC Insured, 5.25%, 1/01/26 ..................................................       2,000,000         2,105,240
         Series C, FGIC Insured, 5.25%, 1/01/32 ..................................................       9,000,000         9,381,420
   Minneapolis CDA and St. Paul Housing and RDAR, Health Care Facilities, Carondelet, Series B,
      BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ................................................         690,000           837,143
   Minneapolis GO,
         Sports Arena Project, Refunding, 5.125%, 10/01/20 .......................................       8,340,000         8,650,665
         Sports Arena Project, Refunding, 5.20%, 10/01/24 ........................................       3,750,000         3,875,550
         Various Purpose, 5.125%, 12/01/28 .......................................................       3,000,000         3,134,280
   Minneapolis Health Care Revenue, Fairview Health Services, AMBAC Insured, 5.00%,
      11/15/34 ...................................................................................      17,260,000        17,875,319
   Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 ....................       5,000,000         5,045,450
   Minneapolis Revenue, University Gateway Project, Series A, 5.25%, 12/01/24 ....................       3,000,000         3,070,410
   Minneapolis Special School District No. 001 COP,
         Refunding, Series A, MBIA Insured, 4.50%, 2/01/21 .......................................       2,715,000         2,736,992
         Series A, FSA Insured, 5.00%, 2/01/21 ...................................................       1,950,000         2,036,970
         Series A, MBIA Insured, Pre-Refunded, 5.90%, 2/01/17 ....................................       5,000,000         5,021,600
   Minnesota Agriculture and Economic Development Board Revenue,
         Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 ..................      14,625,000        15,070,477
         Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%,
            12/01/22 .............................................................................       4,870,000         5,062,219
         Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded,
            5.15%, 12/01/22 ......................................................................         310,000           327,131


                                       Quarterly Statements of Investments | 117

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Minnesota Agriculture and Economic Development Board Revenue, (cont.)
         Health Care System, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ..................    $    365,000    $      386,696
         Health Care System, Series A, MBIA Insured, Pre-Refunded, 5.75%, 11/15/26 ...............      17,635,000        18,800,497
   Minnesota State Colleges and University Revenue, Fund, Series A, MBIA Insured, 5.00%,
      10/01/32 ...................................................................................       5,540,000         5,771,018
   Minnesota State HFAR,
         Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 .......................         875,000           880,810
         Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 .......................         280,000           281,887
         Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 .......................         320,000           322,195
         SFM, Series B, 5.00%, 7/01/13 ...........................................................          60,000            61,555
         SFM, Series D, 5.45%, 1/01/26 ...........................................................       2,460,000         2,494,096
         SFM, Series E, AMBAC Insured, 5.40%, 1/01/25 ............................................       3,740,000         3,787,012
         SFM, Series G, AMBAC Insured, 6.25%, 7/01/26 ............................................         410,000           416,806
   Minnesota State Higher Education Facilities Authority Revenue,
         Bethel, Mandatory Put 4/01/19, Refunding, 5.10%, 4/01/28 ................................       7,700,000         7,807,107
         St. Johns University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/21 ...........       1,750,000         1,905,155
         St. Johns University, Series 5-I, MBIA Insured, Pre-Refunded, 5.25%, 10/01/26 ...........       1,500,000         1,632,990
         University of St. Thomas, Series 4-A1, MBIA Insured, 5.625%, 10/01/16 ...................       1,000,000         1,018,820
   Minnetonka MFHR, Cedar Hills Project, Refunding, Series A, GNMA Secured,
         5.90%, 10/20/19 .........................................................................       1,750,000         1,850,818
         5.95%, 10/20/29 .........................................................................       5,955,000         6,275,915
   Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 .......................       1,890,000         1,983,706
   New Hope MFR, North Ridge, Series A, GNMA Secured, Pre-Refunded,
         6.05%, 1/01/17 ..........................................................................         440,000           449,200
         6.20%, 1/01/31 ..........................................................................       5,470,000         5,583,667
   Nobles County Housing and RDA Public Project Revenue, Annual Appropriate Lease Obligation,
      AMBAC Insured, Pre-Refunded, 5.625%, 2/01/22 ...............................................       1,230,000         1,333,185
   North St. Paul Maplewood ISD No. 622 GO, Refunding, Series A, 5.125%, 2/01/25 .................       2,275,000         2,305,553
   Northern Municipal Power Agency Electric System Revenue, Refunding, FSA Insured, 5.00%,
      1/01/12 ....................................................................................       1,030,000         1,079,347
   Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ...................................       3,000,000         3,142,080
   Park Rapids ISD No. 309 GO,
         MBIA Insured, 4.75%, 2/01/21 ............................................................       2,500,000         2,593,250
         MBIA Insured, 5.00%, 2/01/25 ............................................................       3,000,000         3,134,100
         Refunding, Series A, FSA Insured, 4.50%, 2/01/24 ........................................       2,255,000         2,246,566
         Refunding, Series A, FSA Insured, 4.50%, 2/01/25 ........................................       1,000,000           992,340
   Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A, FSA Insured, 5.00%,
      3/01/20 ....................................................................................       1,595,000         1,686,409
   Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
         6.25%, 6/01/16 ..........................................................................       1,600,000         1,622,224
         6.125%, 6/01/24 .........................................................................       1,815,000         1,838,668
   Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 .....................       1,190,000         1,213,562
   Prior Lake ISD No. 719 GO,
         FGIC Insured, 5.125%, 2/01/19 ...........................................................       1,140,000         1,206,758
         FSA Insured, 5.50%, 2/01/20 .............................................................       2,255,000         2,397,403
         FSA Insured, 5.50%, 2/01/21 .............................................................       2,590,000         2,750,476
         Series C, MBIA Insured, 5.00%, 2/01/21 ..................................................       2,000,000         2,096,680
         Series C, MBIA Insured, 5.00%, 2/01/23 ..................................................       6,025,000         6,298,475


118 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured,
      5.875%, 1/01/31 ............................................................................    $  2,160,000    $    2,238,408
   Robbinsdale ISD No. 281 GO, Refunding, Series A, MBIA Insured, 4.50%,
         2/01/21 .................................................................................       3,420,000         3,446,881
         2/01/22 .................................................................................       3,570,000         3,591,527
   Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 ............................       3,000,000         3,183,390
   Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
      11/15/27 ...................................................................................       4,000,000         4,205,200
   Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
         2/01/28 .................................................................................       1,385,000         1,444,874
         2/01/29 .................................................................................       1,455,000         1,514,553
   Rosemount ISD No. 196 GO,
         School Building, Series A, FSA Insured, 5.00%, 2/01/22 ..................................       1,330,000         1,405,012
         School Building, Series A, FSA Insured, 5.00%, 2/01/23 ..................................       1,420,000         1,496,637
         Series A, MBIA Insured, 4.70%, 2/01/25 ..................................................       1,000,000         1,018,610
   Rush City ISD No. 139 GO, School Building, MBIA Insured,
         5.00%, 2/01/21 ..........................................................................       1,680,000         1,761,211
         5.125%, 2/01/26 .........................................................................       4,245,000         4,450,585
   Sartell ISD No. 748 GO, Refunding, Series A, FSA Insured,
         4.125%, 8/01/20 .........................................................................       1,785,000         1,755,030
         4.25%, 2/01/22 ..........................................................................       2,810,000         2,777,488
   Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%,
         2/01/23 .................................................................................       2,740,000         2,983,860
         2/01/26 .................................................................................       5,000,000         5,437,700
   Scott County GO, MBIA Insured, 5.00%, 2/01/33 .................................................       5,555,000         5,712,706
   Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
      5.70%, 2/01/29 .............................................................................       1,380,000         1,472,998
   Scott County Housing and Redevelopment Authority GO,
         River City Center Project, Series A, FSA Insured, 5.375%, 2/01/27 .......................       1,520,000         1,582,138
         Savage City, Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33 .................       2,285,000         2,344,570
   Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue, River City
      Centre Project, Series B, AMBAC Insured, 5.50%, 2/01/27 ....................................         675,000           701,480
   Scott County Housing and Redevelopment Authority Tax Increment Development Revenue,
      River City Centre Project, Series E, FSA Insured, 5.375%, 2/01/25 ..........................       1,170,000         1,217,830
   Shakopee Public Utilities Commission Public Utilities Revenue, MBIA Insured, Pre-Refunded,
      6.00%, 2/01/28 .............................................................................       2,530,000         2,725,114
   South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 .................       4,000,000         4,169,560
   Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
      Apartments B, MBIA Insured, 5.75%, 1/01/31 .................................................       2,415,000         2,477,307
   Southern Minnesota Municipal Power Agency Power Supply System Revenue, Refunding,
      Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ................................................       1,000,000         1,070,760
   St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 .........................................       2,250,000         2,404,575
   St. Cloud Health Care Revenue, St. Cloud Hospital Obligation, Group A, FSA Insured, 5.875%,
      5/01/30 ....................................................................................      17,785,000        19,388,851
   St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding, Series A, AMBAC Insured,
      5.00%, 7/01/15 .............................................................................       1,165,000         1,188,545
   St. Cloud Housing and RDA Sales Tax Revenue, Paramount Theater Project, Refunding,
      Series A, FGIC Insured, 5.00%, 3/01/22 .....................................................       1,000,000         1,025,470


                                       Quarterly Statements of Investments | 119

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MINNESOTA (CONT.)
   St. Francis ISD No. 15 GO, Series A, FSA Insured,
         6.35%, 2/01/13 ..........................................................................    $  1,500,000    $    1,507,080
         6.375%, 2/01/16 .........................................................................       5,465,000         5,491,013
   St. Michael ISD No. 885 GO,
         FSA Insured, 5.00%, 2/01/23 .............................................................       3,300,000         3,439,887
         School Building, Refunding, FSA Insured, 5.00%, 2/01/24 .................................       4,535,000         4,783,427
   St. Paul ISD No. 625 GO,
         School Building, Series B, FSA Insured, 4.25%, 2/01/21 ..................................       1,000,000           986,750
         School Building, Series B, FSA Insured, 4.375%, 2/01/22 .................................       1,065,000         1,066,938
         Series C, FSA Insured, 6.00%, 2/01/20 ...................................................       1,600,000         1,714,976
   St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 ................................       6,805,000         6,959,950
   Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 ..........................       1,140,000         1,197,239
   Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26 .............       2,915,000         2,984,756
   Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
         2/01/23 .................................................................................       1,160,000         1,264,632
         2/01/25 .................................................................................       1,300,000         1,417,260
   Washington County GO, Capital Improvement Plan, Series A, 4.75%,
         2/01/22 .................................................................................       3,200,000         3,301,632
         2/01/23 .................................................................................       1,760,000         1,817,006
   Washington County Housing and RDAR, Government Housing, Landfall Terrace Project,
      Refunding,
         5.35%, 2/01/22 ..........................................................................       1,000,000         1,035,930
         5.40%, 8/01/27 ..........................................................................       2,015,000         2,091,610
   Watertown ISD No. 111 GO, Series A, FSA Insured, 5.00%,
         2/01/24 .................................................................................       2,725,000         2,863,294
         2/01/25 .................................................................................       2,845,000         2,987,079
   Western Minnesota Municipal Power Agency Revenue,
         MBIA Insured, 5.00%, 1/01/26 ............................................................       8,565,000         8,932,353
         Refunding, Series A, AMBAC Insured, 5.50%, 1/01/12 ......................................       2,745,000         2,804,100
         Refunding, Series A, AMBAC Insured, 5.50%, 1/01/13 ......................................       4,500,000         4,596,885
         Series A, MBIA Insured, 5.00%, 1/01/30 ..................................................       7,865,000         8,134,376
   White Bear Lake ISD No. 624 GO, Series 4-A, FSA Insured, 4.00%, 2/01/19 .......................       1,405,000         1,371,196
   Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
         2/01/19 .................................................................................       2,000,000         2,109,280
         2/01/22 .................................................................................       2,550,000         2,674,823
         2/01/25 .................................................................................       3,000,000         3,131,760
         2/01/32 .................................................................................       5,415,000         5,585,464
   Worthington ISD No. 518 GO,
         Refunding, Series A, FSA Insured, 4.25%, 2/01/22 ........................................       5,010,000         4,952,034
         Refunding, Series A, FSA Insured, 4.25%, 2/01/24 ........................................       2,840,000         2,759,287
         Series A, FSA Insured, 5.00%, 2/01/24 ...................................................       5,000,000         5,223,500
                                                                                                                      --------------
                                                                                                                         533,689,148
                                                                                                                      --------------
   U.S. TERRITORIES 2.9%
   Puerto Rico Commonwealth GO, Public Improvement, FSA Insured,
         5.00%, 7/01/23 ..........................................................................         955,000           995,950
         5.125%, 7/01/30 .........................................................................         420,000           438,262


120 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, (cont.)
         Pre-Refunded, 5.00%, 7/01/23 ............................................................    $  1,545,000    $    1,661,370
         Pre-Refunded, 5.125%, 7/01/30 ...........................................................         580,000           627,322
   Puerto Rico Commonwealth Infrastructure Financing Authority Special, Refunding, Series C,
      AMBAC Insured, 5.50%, 7/01/23 ..............................................................       5,000,000         5,734,450
   Puerto Rico PBA Revenue, Guaranteed Government Facilities, Refunding, Series F, XLCA Insured,
      5.25%, 7/01/25 .............................................................................       2,500,000         2,780,325
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ....................       1,300,000         1,304,004
   Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
         5.50%, 8/01/27 ..........................................................................         625,000           723,200
         ETM, 5.50%, 8/01/27 .....................................................................         375,000           433,920
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
         10/01/20 ................................................................................       1,160,000         1,259,644
         10/01/21 ................................................................................       1,000,000         1,082,820
                                                                                                                      --------------
                                                                                                                          17,041,267
                                                                                                                      --------------
   TOTAL BONDS (COST $531,930,027) ...............................................................                       550,730,415
                                                                                                                      --------------
   ZERO COUPON BONDS 4.6%
   MINNESOTA 4.6%
   Cambridge ISD No. 911 GO, Capital Appreciation, Series B, MBIA Insured, 2/01/30 ...............       2,240,000           652,825
   Southern Minnesota Municipal Power Agency Power Supply System Revenue,
         Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/23 ........................       4,000,000         1,797,720
         Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/26 ........................       5,000,000         1,910,850
         Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/27 ........................       6,600,000         2,384,580
         Capital Appreciation, Series A, MBIA Insured, 1/01/19 ...................................       5,875,000         3,250,285
         Capital Appreciation, Series A, MBIA Insured, 1/01/20 ...................................      14,035,000         7,380,305
         Series A, AMBAC Insured, 1/01/18 ........................................................      15,985,000         9,297,036
                                                                                                                      --------------
   TOTAL ZERO COUPON BONDS (COST $25,266,465) ....................................................                        26,673,601
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $557,196,492) ...............................................                       577,404,016
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 0.1%
   BONDS 0.1%
   MINNESOTA 0.1%
(a)Hennepin County GO, Refunding, Series A, Weekly VRDN and Put, 2.90%, 12/01/25 .................         100,000           100,000
(a)Minneapolis State Revenue, Refunding, Weekly VRDN and Daily Put, 2.90%, 12/01/18 ..............         400,000           400,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $500,000) ..................................................                           500,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $557,696,492) 98.7% ...................................................                       577,904,016
   OTHER ASSETS, LESS LIABILITIES 1.3% ...........................................................                         7,634,882
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  585,538,898
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 121
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.2%
   BONDS 98.2%
   MISSOURI 80.8%
   BI-State Development Agency Revenue, Missouri Illinois Metropolitan District, Metrolink Cross
      County Project, Series B, FSA Insured, 5.00%, 10/01/32 .....................................    $  4,500,000    $    4,643,685
   Boone County IDA Health Care Revenue, Retirement Center Project, GNMA Secured, 5.70%,
      10/20/22 ...................................................................................       1,515,000         1,643,972
   Branson Reorganized School District No. R-4 GO, FSA Insured, 5.00%, 3/01/24 ...................       4,500,000         4,720,275
   Camdenton Reorganization School District North III Camdenton County COP, FSA Insured,
      5.00%, 3/01/20 .............................................................................       4,860,000         5,131,285
   Cape Girardeau County IDA Health Care Facilities Revenue, St. Francis Medical Center,
      Series A, 5.50%,
         6/01/27 .................................................................................       6,350,000         6,683,946
         6/01/32 .................................................................................       5,000,000         5,250,050
   Cape Girardeau County IDA Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
      5.30%, 5/15/28 .............................................................................       6,875,000         7,062,412
   Curators University System Facilities Revenue, Series A, 5.00%, 11/01/31 ......................      17,845,000        18,432,279
   Dunklin County COP, FGIC Insured, 5.00%, 12/01/24 .............................................       1,000,000         1,036,630
   Florissant COP, FGIC Insured, 5.00%, 8/01/22 ..................................................       1,285,000         1,345,601
   Grandview COP, FGIC Insured, 5.00%, 1/01/23 ...................................................       2,410,000         2,517,847
   Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured, 6.10%,
      9/20/26 ....................................................................................       1,745,000         1,797,804
   Hazelwood School District GO, Missouri Direct DepositPage, Series A, FGIC Insured, 5.00%,
      3/01/24 ....................................................................................       3,000,000         3,146,850
   Hickory County School District R-1 Skyline GO, Direct Deposit Program,
         6.05%, 3/01/20 ..........................................................................         800,000           873,408
         Refunding, 6.05%, 3/01/20 ...............................................................         300,000           327,282
   High Ridge Fire Protection District GO, FSA Insured, 5.375%, 11/01/20 .........................       1,000,000         1,038,550
   Howard Bend Levee District Special Tax,
         5.65%, 3/01/13 ..........................................................................       1,000,000         1,046,270
         5.85%, 3/01/19 ..........................................................................       4,000,000         4,199,080
   Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
      3/01/20 ....................................................................................       2,000,000         2,114,240
   Jackson County Reorganized School District No. 7 Lees Summit GO, Direct Deposit, Refunding
      and Improvement, FSA Insured, 5.00%, 3/01/21 ...............................................       5,700,000         5,957,184
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ......................       3,105,000         3,210,353
   Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
      3/01/20 ....................................................................................       1,025,000         1,117,055
   Jefferson County Conservation Public Water Supply District No. C-1 Waterworks Revenue,
      AMBAC Insured, 5.00%, 12/01/26 .............................................................       4,500,000         4,654,350
   Jefferson County Consolidated School District No. 006 Lease Particiation COP, FSA Insured,
      5.00%, 3/01/25 .............................................................................       1,050,000         1,104,663
   Joplin IDA Health Facilities Revenue, Freeman Health Systems Project,
         5.50%, 2/15/29 ..........................................................................       2,000,000         2,067,440
         5.75%, 2/15/35 ..........................................................................       2,500,000         2,654,625
   Kansas City Land Clearance Redevelopment Authority Lease Revenue, Municipal Auditorium
      and Muehlebach Hotel, Series A, FSA Insured, Pre-Refunded, 5.90%, 12/01/18 .................       3,000,000         3,060,000


122 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Kansas City MAC Revenue, Leasehold Roe Bartle, Refunding, Series A, MBIA Insured, 5.00%,
      4/15/20 ....................................................................................    $ 10,000,000    $   10,153,200
   Kansas City Sanitary Sewer System Revenue, Series B, MBIA Insured, 5.00%, 1/01/25 .............       1,120,000         1,175,765
   Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway Town
      Center Project, MBIA Insured, 5.00%, 7/01/27 ...............................................       1,730,000         1,799,650
   Lake of the Ozarks Community Board Corp. Bridge System Revenue,
         Pre-Refunded, 6.25%, 12/01/16 ...........................................................       2,000,000         2,095,940
         Pre-Refunded, 6.40%, 12/01/25 ...........................................................       5,000,000         5,253,950
         Refunding, 5.25%, 12/01/14 ..............................................................         750,000           758,843
         Refunding, 5.25%, 12/01/26 ..............................................................         800,000           763,024
   Lee's Summit IDAR, John Knox Village Project,
         6.55%, 8/15/10 ..........................................................................       1,000,000         1,022,820
         6.625%, 8/15/13 .........................................................................       2,000,000         2,046,520
         5.70%, 8/15/22 ..........................................................................       1,500,000         1,574,070
   Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%, 7/01/22 .................       1,995,000         2,088,107
   Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A, MBIA Insured,
      5.00%, 5/01/34 .............................................................................      24,730,000        25,656,633
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
      Series A, MBIA Insured, 5.00%, 12/01/30 ....................................................       9,500,000         9,802,195
   Missouri School Board Assn. COP, Pooled Finance Program, Series A-5, 7.375%, 3/01/06 ..........          10,000            10,094
   Missouri School Board Assn. Lease COP, Republic R-3 School District Project, Refunding,
      FSA Insured, 6.00%, 3/01/16 ................................................................       2,220,000         2,235,074
   Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured, 5.50%,
      4/01/23 ....................................................................................       1,200,000         1,280,712
   Missouri State Board of Public Buildings State Office Building, Special Obligation, Series A,
      5.125%, 5/01/26 ............................................................................       3,960,000         4,152,892
   Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
      Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 ..............................      10,000,000        10,782,300
   Missouri State Development Finance Board Recreation Facilities Revenue, YMCA Greater
      St. Louis Project, Series A, 5.40%, 9/01/18 ................................................       7,420,000         7,792,632
   Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter and Gamble
      Paper Product, 5.20%, 3/15/29 ..............................................................       3,000,000         3,237,390
   Missouri State Environmental Improvement and Energy Resources Authority PCR, National
      Rural Assn., Electric Project, Series G-6, AMBAC Insured, 5.85%, 2/01/13 ...................       2,100,000         2,131,143
   Missouri State Environmental Improvement and Energy Resources Authority Water PCR, State
      Revolving Fund,
         Series A, 7.00%, 10/01/10 ...............................................................         595,000           597,047
         Series A, 6.55%, 7/01/14 ................................................................         890,000           892,456
         Series A, 5.75%, 1/01/16 ................................................................         150,000           151,760
         Series B, 7.125%, 12/01/10 ..............................................................         275,000           275,550
         Series B, 5.80%, 1/01/15 ................................................................         125,000           126,525
         Series B, 6.05%, 7/01/16 ................................................................         485,000           491,004
         Series B, 7.20%, 7/01/16 ................................................................         825,000           835,890
         Series B, 5.50%, 7/01/21 ................................................................         710,000           760,744
         Series B, Pre-Refunded, 5.50%, 7/01/21 ..................................................         730,000           794,904


                                       Quarterly Statements of Investments | 123

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   Missouri State GO,
         State Water Pollution Control, Series A, 5.00%, 6/01/26 .................................    $  3,785,000    $    3,913,311
         Stormwater Control, Series A, 5.00%, 6/01/26 ............................................       1,895,000         1,959,241
   Missouri State HDC,
         MFHR, FHA Insured, 8.50%, 12/01/29 ......................................................          65,000            66,479
         SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ...........................         180,000           183,589
         SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ............................................         320,000           327,354
   Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
         Maryville University of St. Louis Project, 6.50%, 6/15/22 ...............................       1,750,000         1,878,573
         Maryville University of St. Louis Project, 6.75%, 6/15/30 ...............................       4,500,000         4,858,920
         Washington University, 5.00%, 11/15/37 ..................................................       9,150,000         9,350,568
         Washington University, Refunding, Series B, 5.00%, 3/01/30 ..............................      14,000,000        14,408,100
         Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ...........................      13,550,000        14,995,514
         Webster University, MBIA Insured, 5.30%, 4/01/27 ........................................       8,000,000         8,427,040
   Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
         Children's Mercy Hospital, 5.30%, 5/15/28 ...............................................      12,420,000        12,691,998
         Freeman Health Systems Project, 5.25%, 2/15/28 ..........................................       2,750,000         2,768,287
         Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.00%, 8/15/21 .....       4,585,000         4,708,291
         Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured, 5.25%, 8/15/28 .....       4,900,000         5,065,424
         Lake of the Ozarks General Hospital, 6.25%, 2/15/11 .....................................         410,000           419,164
         Lake of the Ozarks General Hospital, Pre-Refunded, 6.25%, 2/15/11 .......................         840,000           861,714
         Lake of the Ozarks General Hospital, Pre-Refunded, 6.50%, 2/15/21 .......................         670,000           687,641
         Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ..........................         330,000           337,313
         Lake Regional Health Systems Project, 5.60%, 2/15/25 ....................................       1,250,000         1,300,675
         Lake Regional Health Systems Project, 5.70%, 2/15/34 ....................................       2,750,000         2,868,525
         Lutheran Senior Services, Refunding, 5.875%, 2/01/23 ....................................       1,000,000         1,040,010
         Lutheran Senior Services, Series A, Pre-Refunded, 6.375%, 2/01/27 .......................       4,000,000         4,099,160
         St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%, 12/01/26 ...............       8,500,000         8,952,965
   Missouri State Health and Educational Facilities Authority Revenue,
         Senior Living Facilities, Lutheran Senior, Series A, 5.00%, 2/01/25 .....................       1,500,000         1,515,270
         Senior Living Facilities, Lutheran Senior, Series A, 5.375%, 2/01/35 ....................       4,655,000         4,781,663
         Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/22 ................       2,900,000         2,984,274
         Senior Living Facilities, Lutheran, Refunding, Series B, 5.125%, 2/01/27 ................       2,700,000         2,745,819
         Series A, 5.00%, 2/15/33 ................................................................      15,125,000        15,537,610
         SSM Healthcare System, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/28 ............      16,385,000        17,898,155
   Missouri State Highways and Transportation Commission State Road Revenue, Series A, 5.00%,
         2/01/21 .................................................................................      10,000,000        10,490,300
         2/01/22 .................................................................................       3,000,000         3,140,430
   Missouri State Housing Development Commission Revenue, SF, Homeowner Loan, Series C-1,
      GNMA Secured,
         5.90%, 9/01/25 ..........................................................................       1,585,000         1,629,586
         5.95%, 3/01/28 ..........................................................................       1,120,000         1,150,990
   Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%, 3/01/19 .....................       1,920,000         2,091,782


124 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured,
         5.00%, 11/15/20 .........................................................................    $  1,000,000    $    1,044,610
         5.00%, 11/15/21 .........................................................................       1,000,000         1,045,290
         5.00%, 11/15/22 .........................................................................       1,000,000         1,041,200
         5.00%, 11/15/28 .........................................................................       1,965,000         2,022,024
         5.125%, 11/15/33 ........................................................................       2,755,000         2,872,611
   North Kansas City School District No. 74 GO, Refunding and Improvement, Missouri Direct
      Deposit, 5.00%, 3/01/25 ....................................................................       4,500,000         4,695,930
   Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured, 6.00%, 8/20/39 ..........       1,600,000         1,666,384
   Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
         5.625%, 8/15/18 .........................................................................       3,000,000         2,877,600
         5.70%, 8/15/28 ..........................................................................       5,250,000         4,812,675
   Springfield Public Building Corp. Leasehold Revenue,
         Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ..............................       2,600,000         2,724,982
         Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.125%, 6/01/21 ........       3,230,000         3,563,853
         Springfield Recreational, Series B, AMBAC Insured, Pre-Refunded, 6.15%, 6/01/25 .........       3,645,000         4,019,159
   Springfield School District No. R 12 GO, Missouri Direct Deposit Program, 5.85%, 3/01/20 ......       1,500,000         1,625,970
   St. Charles County Public Water Supply District No. 2, COP, Missouri Project, Series A,
      MBIA Insured, 5.25%, 12/01/28 ..............................................................       1,000,000         1,048,610
   St. Louis Airport Revenue,
         Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 .....................       5,000,000         5,149,150
         Airport Development Program, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/31 .......      18,835,000        20,440,495
         Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 .....................       2,540,000         2,602,763
         Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.00%, 7/01/20 .......       4,245,000         4,438,699
         Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/29 .......       8,320,000         9,325,888
         Lambert, St. Louis International Airport, Refunding, MBIA Insured, 5.50%, 7/01/30 .......       9,090,000        10,185,618
   St. Louis County IDA Health Facilities Revenue,
         Mary Queen Healthcare, GNMA Secured, 5.375%, 9/20/31 ....................................       3,310,000         3,494,764
         Mother of Perpetual Help, GNMA Secured, 6.40%, 8/01/35 ..................................       1,895,000         1,980,161
   St. Louis County IDA, MFHR,
         Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ................................       1,095,000         1,115,170
         South Summit Apartments, Refunding, Series A, GNMA Secured, 6.10%, 4/20/32 ..............       1,250,000         1,292,850
   St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%, 8/15/28 ......................       1,500,000         1,401,780
   St. Louis IDA Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch Project,
      5.875%, 11/01/26 ...........................................................................       1,100,000         1,122,231
   St. Louis Municipal Finance Corp. Leasehold Revenue,
         Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 ............................       4,750,000         4,947,695
         City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ............................       1,000,000         1,107,810
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn.,
         5.30%, 5/15/18 ..........................................................................       3,000,000         3,049,710
         5.40%, 5/15/28 ..........................................................................       1,500,000         1,507,590
   Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA Insured,
      5.00%, 3/01/20 .............................................................................       1,300,000         1,361,776


                                       Quarterly Statements of Investments | 125

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MISSOURI (CONT.)
   University of Missouri Revenues, System Facilities,
         Pre-Refunded, 5.80%, 11/01/27 ...........................................................    $  1,000,000    $    1,055,740
         Refunding, Series B, 5.00%, 11/01/27 ....................................................       7,865,000         8,157,421
   West Plains IDA Hospital Revenue, Ozarks Medical Center Project, Refunding,
         5.50%, 11/15/12 .........................................................................       1,000,000         1,007,000
         5.60%, 11/15/17 .........................................................................       1,700,000         1,692,622
         5.65%, 11/15/22 .........................................................................       1,500,000         1,450,755
   West Plains Waterworks System Revenue, AMBAC Insured, 5.625%, 3/01/21 .........................       1,250,000         1,338,963
                                                                                                                      --------------
                                                                                                                         491,999,254
                                                                                                                      --------------
   U. S. TERRITORIES 17.4%
   Childrens Trust Fund Tobacco Settlement Revenue, Pre-Refunded, 6.00%, 7/01/26 .................       2,785,000         3,073,025
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
         5.375%, 7/01/28 .........................................................................       1,975,000         2,037,667
         5.125%, 7/01/31 .........................................................................       5,000,000         5,066,250
         Pre-Refunded, 5.375%, 7/01/28 ...........................................................       1,025,000         1,121,504
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
      5.50%, 7/01/36 .............................................................................      11,750,000        12,566,155
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................       2,500,000         2,737,675
         Series G, 5.00%, 7/01/42 ................................................................       2,500,000         2,462,725
         Series K, 5.00%, 7/01/26 ................................................................       6,175,000         6,230,884
   Puerto Rico Commonwealth Infrastructure Financing Authority Special, Refunding, Series C,
      AMBAC Insured, 5.50%, 7/01/23 ..............................................................       3,500,000         4,014,115
   Puerto Rico Electric Power Authority Power Revenue,
         Series NN, 5.125%, 7/01/29 ..............................................................       3,250,000         3,334,955
         Series II, 5.25%, 7/01/31 ...............................................................      10,000,000        10,353,100
         Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................      10,905,000        11,368,026
   Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ...........................         105,000           105,075
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%, 7/01/22 .....       2,500,000         2,557,750
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ...............................................................       2,150,000         2,226,239
         Series D, Pre-Refunded, 5.375%, 7/01/33 .................................................       5,885,000         6,444,487
         Series I, 5.375%, 7/01/34 ...............................................................      10,000,000        10,442,700
         Series I, 5.00%, 7/01/36 ................................................................      14,450,000        14,315,326
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
         5.40%, 10/01/12 .........................................................................       2,500,000         2,620,200
         5.50%, 10/01/22 .........................................................................       2,500,000         2,594,850
                                                                                                                      --------------
                                                                                                                         105,672,708
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $571,740,309) ...............................................                       597,671,962
                                                                                                                      --------------


126 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                           PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 0.6%
   BONDS 0.6%
   MISSOURI 0.6%
(a)Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
      Washington University, Series B, Daily VRDN and Put, 3.00%, 2/15/33 ........................    $    970,000    $      970,000
(a)Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
      SSM Health Care Corp., Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 2.98%,
         6/01/19 .................................................................................       2,400,000         2,400,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $3,370,000) ................................................                         3,370,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $575,110,309) 98.8% ...................................................                       601,041,962
   OTHER ASSETS, LESS LIABILITIES 1.2% ...........................................................                         7,476,423
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $  608,518,385
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 127
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.5%
   BONDS 98.0%
   DELAWARE 2.2%
   Delaware River and Bay Authority Revenue,
         FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ..............................................    $  9,000,000    $    9,193,410
         MBIA Insured, 5.00%, 1/01/27 ............................................................      10,000,000        10,311,900
         Series A, AMBAC Insured, Pre-Refunded, 5.75%, 1/01/29 ...................................       4,000,000         4,383,000
                                                                                                                      --------------
                                                                                                                          23,888,310
                                                                                                                      --------------
   NEW JERSEY 72.1%
   Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 .................................       4,100,000         4,281,261
   Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 ..........................       1,000,000         1,011,830
   Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
      MBIA Insured, ETM, 7.40%, 7/01/16 ..........................................................       9,500,000        11,728,700
   Bergen County Improvement Authority School District Revenue GO, Wyckoff Township
      Board of Education Project, 5.00%, 4/01/32 .................................................       3,400,000         3,538,584
   Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 ..........................       1,975,000         2,022,084
   Branchburg Township Board of Education GO, FGIC Insured, 5.00%,
         7/15/26 .................................................................................       1,230,000         1,275,572
         7/15/27 .................................................................................       1,300,000         1,346,852
         7/15/28 .................................................................................       1,365,000         1,412,816
         7/15/29 .................................................................................       1,440,000         1,488,989
   Camden County Improvement Authority Health System Revenue, Catholic Health East,
      Series B, AMBAC Insured, 5.00%, 11/15/28 ...................................................      11,600,000        11,910,880
   Cape May County IPC Financing Authority Revenue, Atlantic City Electric Co., Refunding,
      Series A, MBIA Insured, 6.80%, 3/01/21 .....................................................       5,400,000         6,946,722
   Carteret Board of Education COP, MBIA Insured, 5.75%, 1/15/30 .................................       1,155,000         1,251,200
   East Orange GO, Water Utility, AMBAC Insured, Pre-Refunded, 5.70%,
         6/15/23 .................................................................................       1,200,000         1,280,940
         6/15/24 .................................................................................       1,385,000         1,478,418
         6/15/25 .................................................................................       1,465,000         1,563,814
   Egg Harbor Township School District GO,
         FGIC Insured, Pre-Refunded, 5.125%, 7/15/24 .............................................       4,870,000         5,296,904
         MBIA Insured, 5.00%, 4/01/29 ............................................................       3,195,000         3,342,609
         MBIA Insured, 5.00%, 4/01/30 ............................................................       3,027,000         3,159,764
   Freehold Township Board of Education GO, MBIA Insured, 5.00%, 2/15/30 .........................       1,500,000         1,545,510
   Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
      Waste Management Inc. Project, Mandatory Put 12/01/09, Refunding,
         Series A, 6.85%, 12/01/29 ...............................................................       1,375,000         1,534,789
         Series B, 7.00%, 12/01/29 ...............................................................       1,250,000         1,394,800
   Hammonton School District GO, FGIC Insured, 5.00%,
         8/01/26 .................................................................................       1,155,000         1,205,381
         8/01/27 .................................................................................       1,215,000         1,265,848
   Higher Education Student Assistance Authority Student Loan Revenue, Series A,
      MBIA Insured, 6.15%, 6/01/19 ...............................................................       1,560,000         1,585,412
   Highland Park School District GO, Refunding, MBIA Insured, 5.125%, 2/15/25 ....................       7,120,000         7,268,238
   Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ...........................       4,315,000         4,534,979
   Hoboken Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
      5/01/27 ....................................................................................       3,600,000         3,970,548


128 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
      Series A, 6.125%, 1/01/29 ..................................................................    $  6,510,000    $    6,517,747
   Jackson Township School District GO, FGIC Insured, 5.00%, 4/15/25 .............................       3,000,000         3,134,310
   Jersey City GO,
         FSA Insured, Pre-Refunded, 5.00%, 3/01/21 ...............................................       1,500,000         1,591,485
         Series A, FSA Insured, Pre-Refunded, 5.625%, 3/01/20 ....................................       1,000,000         1,094,100
   Lafayette Yard Community Development Revenue, Hotel/Conference Center Project-Trenton
      Guaranteed, MBIA Insured, Pre-Refunded,
         6.00%, 4/01/29 ..........................................................................       1,750,000         1,943,515
         5.80%, 4/01/35 ..........................................................................       2,520,000         2,778,577
   Middlesex County COP, MBIA Insured, 5.00%, 8/01/31 ............................................       3,250,000         3,338,335
   Middlesex County Improvement Authority Revenue, Administration Building Residential
      Project, FNMA Insured,
         5.25%, 7/01/21 ..........................................................................         750,000           793,703
         5.35%, 7/01/34 ..........................................................................       1,575,000         1,648,174
   Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
         8/01/24 .................................................................................       4,295,000         4,475,476
         8/01/25 .................................................................................           5,000             5,210
   Monroe Township Municipal Utilities Authority Middlesex County Revenue, FGIC Insured,
      Pre-Refunded, 5.00%, 2/01/26 ...............................................................       1,000,000         1,068,690
   Mount Olive Township Board of Education GO, MBIA Insured, 5.00%, 7/15/29 ......................       7,875,000         8,238,982
   New Jersey EDA Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%,
      12/01/07 ...................................................................................       2,660,000         2,664,948
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
      Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ......................................       5,000,000         5,456,500
   New Jersey EDA Revenue,
         Cigarette Tax, 5.50%, 6/15/24 ...........................................................       5,000,000         5,211,150
         Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%,
            1/01/16 ..............................................................................       2,500,000         2,634,725
         Jewish Community Housing Corp. Metropolitan Project, 5.90%, 12/01/31 ....................       5,110,000         5,440,208
         Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .................      12,500,000        13,048,500
         Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .................      10,000,000        10,337,700
         Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .......................      14,545,000        15,159,381
         School Facilities Construction, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
            6/15/21 ..............................................................................      15,000,000        16,082,850
         School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ..................      16,500,000        16,740,240
         School Facilities Construction, Series L, FSA Insured, 5.00%, 3/01/30 ...................      12,000,000        12,531,720
         School Facilities Construction, Series O, 5.125%, 3/01/28 ...............................       5,000,000         5,233,750
         Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.25%,
            5/01/17 ..............................................................................       5,000,000         5,294,950
         Transportation Project Sub Lease, Series A, FSA Insured, Pre-Refunded, 5.00%,
            5/01/18 ..............................................................................       2,000,000         2,102,020
   New Jersey EDA School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
      9/01/16 ....................................................................................       1,640,000         1,650,070


                                       Quarterly Statements of Investments | 129

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey EDA State Lease Revenue,
         Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20 ...............    $  4,605,000    $    4,726,894
         Liberty State Park Project, Series C, FSA Insured, 5.00%, 3/01/27 .......................       3,000,000         3,128,310
   New Jersey EDA Water Facilities Revenue, Hackensack Water Co. Project, Refunding,
      Series A, MBIA Insured, 5.80%, 3/01/24 .....................................................       1,000,000         1,007,380
   New Jersey EDA, PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ...........................         550,000           557,222
   New Jersey Health Care Facilities Financing Authority Department of Human Services
      Revenue, Greystone Park Psychiatric Hospital, AMBAC Insured, 5.00%, 9/15/27 ................       5,000,000         5,163,700
   New Jersey Health Care Facilities Financing Authority Revenue,
         Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 .................................       5,000,000         5,276,350
         Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ........................       7,500,000         7,659,450
         Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .......................................       5,725,000         5,908,887
         Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ......................       5,000,000         5,224,700
         East Orange General Hospital, Series B, 7.75%, 7/01/20 ..................................       4,285,000         4,286,500
         Englewood Hospital, MBIA Insured, 5.00%, 8/01/31 ........................................       7,330,000         7,559,576
         Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 ....................................       3,220,000         3,441,053
         Hackensack University Medical Center, 6.00%, 1/01/34 ....................................      10,000,000        10,612,500
         Holy Name Hospital, 6.00%, 7/01/25 ......................................................       3,000,000         3,127,590
         Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 .......................................       3,000,000         3,127,410
         Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 ...............................       7,000,000         7,239,750
         JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%, 7/01/25 ....................       7,855,000         8,063,472
         Medical Center at Princeton Obligation Group, AMBAC Insured, 5.00%, 7/01/28 .............       7,000,000         7,175,490
         Meridian Health Systems Obligation Group, FSA Insured, 5.375%, 7/01/24 ..................       6,500,000         6,877,715
         Meridian Health Systems Obligation Group, FSA Insured, 5.25%, 7/01/29 ...................      20,000,000        20,902,200
         Pascack Valley Hospital Assn., 5.125%, 7/01/28 ..........................................       3,900,000         3,389,763
         Robert Wood Johnson University Hospital, 5.75%, 7/01/25 .................................       5,000,000         5,357,850
         Somerset Medical Center, 5.75%, 7/01/28 .................................................      11,000,000        11,409,090
         South Jersey Hospital, 5.875%, 7/01/21 ..................................................      10,000,000        10,490,300
         South Jersey Hospital, 6.00%, 7/01/32 ...................................................      18,600,000        19,598,262
         Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 .............................       2,000,000         2,039,400
         St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
            7/01/16 ..............................................................................       1,000,000         1,032,500
         St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 6.00%,
            7/01/26 ..............................................................................       1,000,000         1,033,620
         St. Peters University Hospital, Series A, 6.875%, 7/01/30 ...............................       1,500,000         1,643,085
   New Jersey State Building Authority State Building Revenue, Refunding, 5.00%, 6/15/15 .........       5,000,000         5,209,250
   New Jersey State Educational Facilities Authority Revenue,
         Capital Improvement Funding Project, Series A, FSA Insured, 5.00%, 9/01/20 ..............       8,000,000         8,285,840
         FGIC Insured, Pre-Refunded, 5.50%, 7/01/30 ..............................................       6,615,000         7,175,158
         Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 .................................      10,000,000        10,337,000
         Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 ......................       5,000,000         5,146,650
         Princeton University, Refunding, Series A, 5.00%, 7/01/30 ...............................       5,000,000         5,248,100
         Princeton University, Refunding, Series D, 5.00%, 7/01/29 ...............................       1,000,000         1,047,520
         Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/25 ...................       1,000,000         1,038,340
         Ramapo College of New Jersey, Series D, AMBAC Insured, 5.00%, 7/01/31 ...................       1,500,000         1,543,995
         Ramapo College of New Jersey, Series E, FGIC Insured, 5.00%, 7/01/34 ....................       2,000,000         2,074,740


130 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   New Jersey State Educational Facilities Authority Revenue, (cont.)
         Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28 ............    $  2,370,000    $    2,463,141
         Rowan College, Series E, AMBAC Insured, Pre-Refunded, 6.00%, 7/01/26 ....................       9,810,000        10,063,392
         Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24 ....................       1,755,000         1,840,679
         Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ................................       2,000,000         2,067,780
         Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ................................       1,000,000         1,039,680
         Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ................................       1,000,000         1,029,860
         Seton Hall University Project, Series G, AMBAC Insured, 5.00%, 7/01/26 ..................       1,870,000         1,938,872
         Stevens Institute of Technology, Series I, 5.00%, 7/01/18 ...............................       1,100,000         1,132,175
         Stevens Institute of Technology, Series I, 5.00%, 7/01/28 ...............................       1,575,000         1,593,538
         University of Medical Dentistry, Series C, AMBAC Insured, 5.125%, 12/01/29 ..............       2,700,000         2,780,838
   New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
      1/01/10 ....................................................................................       5,000,000         5,395,350
   New Jersey State Housing and Mortgage Finance Agency MFHR,
         Series A1, FSA Insured, 6.35%, 11/01/31 .................................................       2,000,000         2,104,140
         Series B, FSA Insured, 6.25%, 11/01/26 ..................................................       1,480,000         1,556,664
         Series D, FSA Insured, 5.50%, 5/01/22 ...................................................         885,000           905,567
         Series E1, FSA Insured, 5.70%, 5/01/20 ..................................................       2,790,000         2,923,055
         Series E1, FSA Insured, 5.75%, 5/01/25 ..................................................       1,295,000         1,351,721
   New Jersey State Housing and Mortgage Finance Agency Revenue, Home Buyer,
         Series CC, MBIA Insured, 5.875%, 10/01/31 ...............................................       1,570,000         1,588,134
         Series U, MBIA Insured, 5.85%, 4/01/29 ..................................................       4,275,000         4,369,819
   New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
      Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 .....................................       2,000,000         2,185,620
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
         Series B, MBIA Insured, Pre-Refunded, 5.00%, 12/15/21 ...................................      10,000,000        10,758,100
         Series D, FSA Insured, 5.00%, 6/15/20 ...................................................       7,000,000         7,385,280
   New Jersey State Turnpike Authority Turnpike Revenue,
         Series A, AMBAC Insured, 5.00%, 1/01/30 .................................................      13,500,000        14,025,285
         Series A, FGIC Insured, 5.00%, 1/01/27 ..................................................       6,500,000         6,782,685
         Series A, MBIA Insured, Pre-Refunded, 5.60%, 1/01/22 ....................................       7,500,000         8,110,500
         Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/01/25 ....................................      16,300,000        17,565,369
         Series C, FSA Insured, 5.00%, 1/01/35 ...................................................      22,675,000        23,562,499
   Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
         5.00%, 1/01/26 ..........................................................................       3,245,000         3,400,695
         5.50%, 1/01/27 ..........................................................................       3,240,000         3,546,634
         5.50%, 1/01/28 ..........................................................................       2,000,000         2,177,800
         5.00%, 1/01/34 ..........................................................................      29,155,000        30,091,750
         5.00%, 1/01/37 ..........................................................................       3,965,000         4,081,571
   North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
      2/01/15 ....................................................................................       2,000,000         2,051,200
   North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
         8/01/22 .................................................................................       1,000,000         1,038,830
         8/01/31 .................................................................................       1,000,000         1,029,700
   North Plainfield Board of Education GO, FSA Insured, 4.875%, 8/15/25 ..........................       1,020,000         1,045,653


                                       Quarterly Statements of Investments | 131

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW JERSEY (CONT.)
   Ocean County Board of Education GO, Cape May, FGIC Insured, Pre-Refunded, 5.00%,
         4/01/21 .................................................................................    $  2,155,000    $    2,307,380
         4/01/22 .................................................................................       2,142,000         2,293,461
   Passaic County Improvement Authority Lease Revenue, Preakness Healthcare Center Project,
      AMBAC Insured, 5.00%, 5/01/35 ..............................................................       8,045,000         8,251,032
   Passaic County Improvement Authority Parking Facilities Revenue, Paterson Parking Deck
      Project,
      Series A, FSA Insured, 5.00%, 4/15/35 ......................................................       1,375,000         1,416,374
   Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E,
      AMBAC Insured, 5.75%, 12/01/22 .............................................................       8,925,000         9,688,623
   Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ...................................       1,000,000         1,032,130
   South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
      5.50%, 8/01/24 .............................................................................       1,720,000         1,768,624
   South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured,
      5.00%, 11/01/29 ............................................................................      12,000,000        12,382,680
   Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Refunding, 6.00%, 6/01/37 ...........      13,000,000        13,443,690
   Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin, Series A,
      AMBAC Insured, 5.35%, 6/01/23 ..............................................................       2,620,000         2,715,997
   University of Medicine and Dentistry COP,
         AMBAC Insured, 5.00%, 4/15/32 ...........................................................       4,625,000         4,779,984
         MBIA Insured, 5.00%, 6/15/29 ............................................................       4,090,000         4,239,326
         MBIA Insured, 5.00%, 6/15/36 ............................................................       9,000,000         9,283,500
         Series A, MBIA Insured, 5.00%, 9/01/22 ..................................................       1,700,000         1,797,801
   University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
         12/01/24 ................................................................................       2,500,000         2,615,425
         12/01/31 ................................................................................      29,395,000        30,410,303
   Washington Township Board of Education GO, Mercer County, FGIC Insured, Pre-Refunded,
      5.00%, 1/01/28 .............................................................................       4,497,000         4,837,558
   West Orange County Board of Education COP, MBIA Insured, Pre-Refunded, 5.625%,
      10/01/29 ...................................................................................       2,000,000         2,173,460
   Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 ..........................................       1,220,000         1,271,386
                                                                                                                      --------------
                                                                                                                         770,719,382
                                                                                                                      --------------
   NEW YORK 4.8%
   Port Authority of New York and New Jersey Revenue,
         120th Series, MBIA Insured, 5.50%, 10/15/35 .............................................       5,000,000         5,184,000
         121st Series, MBIA Insured, 5.375%, 10/15/35 ............................................       3,000,000         3,125,730
         Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ................................       2,500,000         2,576,825
         Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 .................................      23,950,000        24,919,975
         Consolidated, Refunding, 135th Series, XLCA Insured, 5.00%, 9/15/29 .....................       3,900,000         4,042,545
   Port Authority of New York and New Jersey Special Obligation Revenue,
         4th Installment, Special Project, 6.75%, 10/01/11 .......................................       2,500,000         2,607,450
         John F. Kennedy International Air Terminal, MBIA Insured, 5.75%, 12/01/22 ...............       8,000,000         8,455,600
                                                                                                                      --------------
                                                                                                                          50,912,125
                                                                                                                      --------------


132 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA 1.9%
   Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
      FSA Insured, 5.75%,
         1/01/22 .................................................................................    $  8,500,000    $    9,159,515
         1/01/26 .................................................................................      10,000,000        10,764,100
                                                                                                                      --------------
                                                                                                                          19,923,615
                                                                                                                      --------------
   U.S. TERRITORIES 17.0%
   Puerto Rico Commonwealth GO, Public Improvement,
         FSA Insured, 5.125%, 7/01/30 ............................................................       8,350,000         8,713,058
         FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ..............................................      13,655,000        14,769,112
         Series A, 5.00%, 7/01/29 ................................................................      10,000,000        10,027,300
         Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ....................................       3,000,000         3,247,440
         Series A, Pre-Refunded, 5.00%, 7/01/27 ..................................................      11,555,000        12,508,056
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series B, Pre-Refunded, 6.00%, 7/01/39 ..................................................      10,000,000        11,164,300
         Series D, Pre-Refunded, 5.375%, 7/01/36 .................................................       5,000,000         5,475,350
         Series D, Pre-Refunded, 5.25%, 7/01/38 ..................................................       5,000,000         5,439,200
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A,
      ETM, 5.50%, 10/01/32 .......................................................................       1,000,000         1,085,310
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ................................................      15,000,000        15,674,250
   Puerto Rico Electric Power Authority Power Revenue,
         Series II, 5.25%, 7/01/31 ...............................................................      18,000,000        18,635,580
         Series RR, FGIC Insured, 5.00%, 7/01/35 .................................................      25,940,000        27,041,412
   Puerto Rico HFC Revenue, MFM, Portfolio A-I, 7.50%, 4/01/22 ...................................       1,630,000         1,631,174
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
      Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 ..................       1,000,000         1,024,570
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
         5.375%, 7/01/33 .........................................................................       6,830,000         7,072,192
         Pre-Refunded, 5.375%, 7/01/33 ...........................................................      18,170,000        19,897,422
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
      MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 .................................................       5,000,000         5,381,600
   Virgin Islands PFAR,
         Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .........................       5,000,000         5,125,150
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 ......................       2,500,000         2,611,125
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ......................       3,045,000         3,168,779
         senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ......................       2,000,000         2,075,880
                                                                                                                      --------------
                                                                                                                         181,768,260
                                                                                                                      --------------
   TOTAL BONDS (COST $993,001,790) ...............................................................                     1,047,211,692
                                                                                                                      --------------


                                       Quarterly Statements of Investments | 133

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                         PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 0.5%
   NEW JERSEY 0.5%
   Middlesex County COP, MBIA Insured, 6/15/24 ...................................................    $  1,000,000    $      423,620
   New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
      Series B, AMBAC Insured, 1/01/35 ...........................................................       7,500,000         4,862,175
                                                                                                                      --------------
   TOTAL ZERO COUPON BONDS (COST $4,952,440) .....................................................                         5,285,795
                                                                                                                      --------------
   TOTAL LONG TERM INVESTMENTS (COST $997,954,230) ...............................................                     1,052,497,487
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 0.1%
   BONDS 0.1%
   NEW JERSEY 0.1%
(a)New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
      MBIA Insured, Weekly VRDN and Put, 2.90%, 3/01/21 ..........................................         100,000           100,000
(a)New Jersey State Educational Facilities Authority Revenue, Princeton University, Series B,
      Daily VRDN and Put, 2.90%, 7/01/21 .........................................................       1,300,000         1,300,000
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,400,000) ................................................                         1,400,000
                                                                                                                      --------------
   TOTAL INVESTMENTS (COST $999,354,230) 98.6% ...................................................                     1,053,897,487
   OTHER ASSETS, LESS LIABILITIES 1.4% ...........................................................                        15,120,329
                                                                                                                      --------------
   NET ASSETS 100.0% .............................................................................                    $1,069,017,816
                                                                                                                      ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


134 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.9%
   BONDS 96.9%
   NORTH CAROLINA 81.1%
   Appalachian State University Revenue,
         Refunding, MBIA Insured, 5.00%, 7/15/30 ................................................    $  2,000,000    $    2,082,000
         Teachers College Utility System, Refunding, MBIA Insured, 5.00%, 5/15/24 ...............       3,000,000         3,090,180
   Asheville Water System Revenue,
         FGIC Insured, Pre-Refunded, 5.70%, 8/01/25 .............................................       4,000,000         4,143,840
         FSA Insured, 5.00%, 8/01/25 ............................................................       1,000,000         1,073,660
   Broad River Water Authority Water System Revenue, MBIA Insured, Pre-Refunded, 5.375%,
      6/01/26 ...................................................................................       1,000,000         1,086,690
   Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
         4/01/27 ................................................................................       1,500,000         1,562,055
         4/01/28 ................................................................................       1,750,000         1,814,995
   Buncombe County Metropolitan Sewer District Sewer System Revenue, FSA Insured,
      Pre-Refunded, 5.00%, 7/01/29 ..............................................................       5,000,000         5,314,650
   Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured, 5.125%, 9/01/19 ..........       5,115,000         5,361,645
   Charlotte Airport Revenue,
         Series A, MBIA Insured, 5.00%, 7/01/29 .................................................       5,000,000         5,176,000
         Series A, MBIA Insured, 5.00%, 7/01/34 .................................................       9,130,000         9,392,487
         Series B, MBIA Insured, 6.00%, 7/01/24 .................................................       4,000,000         4,342,960
         Series B, MBIA Insured, 6.00%, 7/01/28 .................................................       6,300,000         6,820,380
   Charlotte COP,
         Convention Facility Project, Pre-Refunded, 5.625%, 12/01/25 ............................       7,230,000         7,985,029
         Governmental Facilities Projects, Series G, 5.00%, 6/01/28 .............................       3,000,000         3,094,470
         Transit Projects, Phase II, Series E, 5.00%, 6/01/35 ...................................      15,000,000        15,410,550
   Charlotte GO, Series C, 5.00%, 7/01/27 .......................................................       2,010,000         2,099,103
   Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 .................................       1,000,000         1,044,410
   Charlotte Water and Sewer GO, Pre-Refunded, 5.00%, 2/01/21 ...................................       4,000,000         4,218,200
   Charlotte Water and Sewer System Revenue,
         5.125%, 6/01/26 ........................................................................       6,000,000         6,312,360
         Pre-Refunded, 5.25%, 6/01/24 ...........................................................       3,000,000         3,212,910
         Pre-Refunded, 5.25%, 6/01/25 ...........................................................       3,950,000         4,272,044
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
         5.90%, 1/15/16 .........................................................................       3,465,000         3,542,824
         Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 .......................       5,000,000         5,094,600
         Carolinas Healthcare System, Series A, 5.125%, 1/15/22 .................................       8,000,000         8,255,840
   Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue, International
      Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 ...................................       1,450,000         1,511,451
   Concord COP, Series B, MBIA Insured, Pre-Refunded,
         5.75%, 6/01/16 .........................................................................       1,475,000         1,522,510
         6.125%, 6/01/21 ........................................................................       2,180,000         2,254,142
   Cumberland County COP, Civic Center Project, Refunding, AMBAC Insured, 5.00%,
      12/01/18 ..................................................................................       3,000,000         3,117,240
   Cumberland County Finance Corp. Installment Payment Revenue, Detention Center and Mental
      Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 ........................................       5,000,000         5,513,300
   Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems Inc.,
      Refunding, 5.25%, 10/01/29 ................................................................       5,250,000         5,365,710


                                       Quarterly Statements of Investments | 135

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Dare County COP, AMBAC Insured,
         5.125%, 6/01/21 ........................................................................    $    650,000    $      695,845
         5.00%, 6/01/23 .........................................................................       3,000,000         3,142,200
         5.00%, 6/01/29 .........................................................................       5,295,000         5,487,632
   Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ........................       1,670,000         1,753,984
   Durham County GO, Public Improvement, 5.00%, 6/01/22 .........................................       2,000,000         2,116,820
   Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ...........................................       1,250,000         1,305,363
   Gastonia Combined Utilities System Revenue,
         FSA Insured, 5.00%, 5/01/25 ............................................................       1,000,000         1,036,820
         MBIA Insured, Pre-Refunded, 5.625%, 5/01/19 ............................................       1,000,000         1,097,190
   Greensboro Enterprise System Revenue, Series A, 5.125%,
         6/01/21 ................................................................................         390,000           412,788
         6/01/22 ................................................................................         350,000           369,646
   Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured, 6.70%, 1/01/24 ..........       1,320,000         1,320,502
   Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,
         5.45%, 11/01/33 ........................................................................       4,000,000         4,023,680
         Refunding, 6.45%, 11/01/29 .............................................................       3,900,000         4,130,334
   Harnett County COP, FSA Insured, 5.125%, 12/01/23 ............................................       1,000,000         1,065,720
   Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
      Champion International Corp. Project, 6.25%, 9/01/25 ......................................       2,000,000         2,046,360
   Henderson County COP, Henderson County School Project, AMBAC Insured, 5.00%,
      3/01/21 ...................................................................................       1,000,000         1,051,030
   High Point Combined Enterprise System Revenue, FGIC Insured, 5.00%, 11/01/31 .................      11,000,000        11,440,440
   Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 ..........................       3,000,000         3,088,680
   New Hanover County COP, New Hanover County Projects, AMBAC Insured, 5.00%,
      12/01/22 ..................................................................................       5,000,000         5,267,850
   North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
         Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33 ...........       3,000,000         3,077,430
         Meredith College, AMBAC Insured, 4.875%, 6/01/24 .......................................       1,000,000         1,025,920
   North Carolina Eastern Municipal Power Agency Power System Revenue,
         Refunding, Series A, 6.50%, 1/01/18 ....................................................       3,000,000         3,517,290
         Refunding, Series A, 5.75%, 1/01/26 ....................................................      10,000,000        10,529,000
         Refunding, Series D, 6.75%, 1/01/26 ....................................................       5,000,000         5,514,700
         Series B, MBIA Insured, 5.875%, 1/01/21 ................................................       5,000,000         5,221,700
   North Carolina Educational Facilities Finance Agency Revenue, Duke University Project,
      Series A, 5.25%, 7/01/42 ..................................................................      10,000,000        10,441,700
   North Carolina HFA, SFR,
         Series AA, 6.25%, 3/01/17 ..............................................................         335,000           338,095
         Series X, 6.65%, 9/01/19 ...............................................................          45,000            45,080
   North Carolina HFAR,
         MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ......................       2,230,000         2,275,983
         MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .................................       2,435,000         2,468,335
         MF, Refunding, Series J, 5.45%, 7/01/17 ................................................       2,175,000         2,239,706
         Refunding, Series F, 6.70%, 1/01/27 ....................................................       2,210,000         2,228,851
         SF, Refunding, Series DD, 6.20%, 9/01/27 ...............................................       1,110,000         1,121,189
         SF, Series JJ, 6.45%, 9/01/27 ..........................................................       1,815,000         1,857,217
         SFR, Series RR, 5.85%, 9/01/28 .........................................................       2,455,000         2,492,291


136 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   North Carolina Medical Care Commission Health Care Facilities Revenue,
         Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/18 ..............    $  1,000,000    $    1,036,140
         Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ..............       5,500,000         5,649,765
         Refunding, FGIC Insured, 5.00%, 1/01/33 ................................................      15,605,000        16,109,978
         Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ....................         630,000           664,480
         Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ....................       1,220,000         1,278,743
         Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ........................................       4,205,000         4,309,704
   North Carolina Medical Care Commission Health System Revenue, Catholic Health East Project,
      Series C, AMBAC Insured, 5.00%, 11/15/18 ..................................................       2,500,000         2,600,175
   North Carolina Medical Care Commission Hospital Revenue,
         Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ....................       1,920,000         2,063,174
         Annie Penn Memorial Hospital Project, Refunding, ETM, 5.25%, 1/01/12 ...................       1,940,000         2,033,159
         Halifax Regional Medical Center Project, 5.00%, 8/15/24 ................................       1,800,000         1,560,906
         Mission St. Joseph's Health System Project, MBIA Insured, 5.125%, 10/01/28 .............       5,000,000         5,127,700
         Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 ...............................       1,580,000         1,679,414
         Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ..................................       2,780,000         2,877,105
         Southeastern Regional Medical Center, 6.25%, 6/01/29 ...................................       4,000,000         4,233,520
         Southeastern Regional Medical Center, 5.375%, 6/01/32 ..................................       3,500,000         3,612,000
         Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 ...............       1,090,000         1,083,743
         Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ....................      10,825,000        11,335,723
         Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%, 11/01/18 ...........       5,000,000         5,185,600
   North Carolina Medical Care Commission Revenue,
         FHA Insured Betsy Johnson Project, FSA Insured, 5.125%, 10/01/32 .......................       4,500,000         4,692,465
         Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/26 ...............................       7,110,000         7,379,896
         Morehead Memorial Hospital, FSA Insured, 5.00%, 11/01/30 ...............................       5,650,000         5,833,794
         Rowan Regional Medical Center, FSA Insured, 5.00%, 9/01/33 .............................       5,900,000         6,080,717
   North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
      MBIA Insured,
         5.25%, 1/01/19 .........................................................................       5,000,000         5,352,950
         5.00%, 1/01/20 .........................................................................       2,000,000         2,063,780
   North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%,
      6/01/33 ...................................................................................       1,500,000         1,549,155
   North Carolina State Education Assistance Authority Revenue, Guaranteed, Student Loan,
      sub. lien, Series C, 6.35%, 7/01/16 .......................................................       4,500,000         4,633,020
   Pasquotank County COP, MBIA Insured, 5.00%, 6/01/25 ..........................................       1,400,000         1,446,928
   Piedmont Triad Airport Authority Airport Revenue, Series A, FSA Insured, Pre-Refunded, 6.00%,
      7/01/24 ...................................................................................       5,745,000         6,298,301
   Pitt County COP,
         MBIA Insured, Pre-Refunded, 5.85%, 4/01/17 .............................................       5,055,000         5,323,774
         School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 .......................       1,670,000         1,779,101
         School Facilities Project, Series B, AMBAC Insured, 5.00%, 4/01/29 .....................       2,500,000         2,592,850
         School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 .......................       1,000,000         1,066,950
   Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 ...................................      10,360,000        10,719,803
   Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29 .........................       6,070,000         6,304,545
   Raleigh Durham Airport Authority Airport Revenue, Series A,
         AMBAC Insured, 5.00%, 5/01/30 ..........................................................       5,000,000         5,189,800
         FGIC Insured, 5.00%, 11/01/25 ..........................................................       6,480,000         6,702,005
         FGIC Insured, 5.00%, 11/01/31 ..........................................................       8,000,000         8,224,640


                                       Quarterly Statements of Investments | 137

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ...............................    $  5,500,000    $    5,980,205
   Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project, Refunding,
      6.40%, 12/01/06 ...........................................................................       1,750,000         1,803,550
   University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
      6/01/27 ...................................................................................       1,200,000         1,241,628
   University of North Carolina Greensboro Revenue,
         Housing and Dining System, Series G, MBIA Insured, Pre-Refunded, 6.00%, 4/01/26 ........       2,040,000         2,265,583
         Series A, FSA Insured, 5.00%, 4/01/26 ..................................................       4,940,000         5,143,232
   University of North Carolina System Pool Revenue,
         AMBAC Insured, 5.00%, 4/01/29 ..........................................................       2,500,000         2,587,575
         Series A, AMBAC Insured, 5.00%, 4/01/27 ................................................       2,100,000         2,182,215
   University of North Carolina University Revenues,
         5.00%, 12/01/28 ........................................................................       1,000,000         1,040,040
         General, Refunding, Series A, 5.00%, 12/01/34 ..........................................       6,000,000         6,219,660
         Series A, 5.00%, 12/01/25 ..............................................................       4,000,000         4,165,360
   Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Company Project,
      Refunding, 5.375%, 2/01/17 ................................................................       8,000,000         8,468,480
   Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%, 12/01/20 ................       1,000,000         1,076,890
   Wilmington COP,
         AMBAC Insured, 5.00%, 9/01/29 ..........................................................       1,000,000         1,040,860
         Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32 .....................................       5,310,000         5,488,310
   Wilmington Water and Sewer System Revenue, Refunding, FSA Insured, 5.00%, 6/01/34 ............       6,065,000         6,287,585
   Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/20 ..................       2,500,000         2,715,400
                                                                                                                     --------------
                                                                                                                        463,717,682
                                                                                                                     --------------
   U. S. TERRITORIES 15.8%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.50%, 5/15/39 .................................................................       7,000,000         7,086,800
   Puerto Rico Commonwealth GO, Public Improvement,
         FSA Insured, 5.125%, 7/01/30 ...........................................................       3,445,000         3,594,789
         FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .............................................       4,805,000         5,197,040
         Series A, 5.375%, 7/01/28 ..............................................................       4,925,000         5,081,270
         Series A, 5.125%, 7/01/31 ..............................................................       3,265,000         3,308,261
         Series A, Pre-Refunded, 5.00%, 7/01/27 .................................................       5,000,000         5,412,400
         Series A, Pre-Refunded, 5.375%, 7/01/28 ................................................       2,405,000         2,631,431
         Series A, Pre-Refunded, 5.125%, 7/01/31 ................................................       1,000,000         1,081,590
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Refunding, Series D, FSA Insured, 5.00%, 7/01/32 .......................................       5,000,000         5,172,350
         Refunding, Series H, 5.00%, 7/01/35 ....................................................       4,280,000         4,240,667
         Series A, MBIA Insured, 5.00%, 7/01/38 .................................................       2,000,000         2,049,160
         Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       5,000,000         5,475,350
         Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................       3,000,000         3,263,520
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............................................      10,000,000        10,449,500
   Puerto Rico Electric Power Authority Power Revenue,
         Series II, 5.25%, 7/01/31 ..............................................................       6,000,000         6,211,860
         Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................       1,000,000         1,041,670


138 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..........................    $    125,000    $      125,090
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities,
         Series D, 5.375%, 7/01/33 ..............................................................       1,790,000         1,853,473
         Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................       5,210,000         5,705,315
         Series I, 5.00%, 7/01/36 ...............................................................       2,405,000         2,382,585
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 ..............................................................       5,000,000         5,423,750
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
         5.50%, 10/01/18 ........................................................................       2,000,000         2,081,300
         5.625%, 10/01/25 .......................................................................       1,575,000         1,635,670
                                                                                                                     --------------
                                                                                                                         90,504,841
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $529,591,790) ..............................................                       554,222,523
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 1.4%
   BONDS 1.4%
   NORTH CAROLINA 1.4%
(a)Charlotte-Mecklenberg Hospital Authority Health Care System Revenue, Series B, Weekly VRDN
      and Put, 3.02%, 1/15/26 ...................................................................       2,730,000         2,730,000
(a)North Carolina Medical Care Commission Hospital Revenue, Lexington Memorial Hospital
      Project, Refunding, Daily VRDN and Put, 2.95%, 4/01/10 ....................................       1,000,000         1,000,000
(a)North Carolina State GO,
         Refunding, Series B, Weekly VRDN and Put, 2.90%, 6/01/19 ...............................         900,000           900,000
         Series G, Weekly VRDN and Put, 2.90%, 5/01/21 ..........................................       3,125,000         3,125,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $7,755,000) ...............................................                         7,755,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $537,346,790) 98.3% ..................................................                       561,977,523
   OTHER ASSETS, LESS LIABILITIES 1.7% ..........................................................                         9,991,802
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  571,969,325
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 139
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 102.1%
   BONDS 101.4%
   OHIO 98.7%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
      Children's Hospital Center, FSA Insured, 5.00%, 11/15/22 ..................................    $  5,000,000    $    5,198,950
   Akron GO, Improvement, FGIC Insured, 5.00%,
         12/01/20 ...............................................................................       2,150,000         2,265,692
         12/01/21 ...............................................................................       2,255,000         2,371,651
         12/01/22 ...............................................................................       1,185,000         1,242,212
   Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
         12/01/22 ...............................................................................       2,460,000         2,578,769
         12/01/24 ...............................................................................       3,200,000         3,339,104
         12/01/33 ...............................................................................       8,005,000         8,260,199
   Akron Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.55%, 12/01/16 ......................       3,660,000         3,780,341
   Anthony Wayne Local School District GO,
         Refunding, FSA Insured, 5.00%, 12/01/24 ................................................       3,200,000         3,324,192
         School Facilities Construction and Improvement, FSA Insured, 5.65%, 12/01/21 ...........       2,490,000         2,713,428
         School Facilities Construction and Improvement, FSA Insured, 5.70%, 12/01/25 ...........       2,335,000         2,549,797
         School Facilities Construction and Improvement, FSA Insured, 5.125%, 12/01/30 ..........       2,535,000         2,626,767
   Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%,
      12/01/21 ..................................................................................       2,000,000         2,093,840
   Athens City School District GO, School Facilities Construction and Improvement, FSA Insured,
      Pre-Refunded, 6.00%, 12/01/24 .............................................................       2,345,000         2,629,800
   Aurora City School District COP, MBIA Insured, Pre-Refunded,
         6.10%, 12/01/19 ........................................................................       1,825,000         2,021,863
         6.15%, 12/01/24 ........................................................................       1,670,000         1,853,232
   Aurora City School District GO, FGIC Insured, Pre-Refunded, 5.80%, 12/01/16 ..................       1,075,000         1,096,500
   Austintown Local School District GO, School Improvement, FSA Insured, 5.125%,
      12/01/30 ..................................................................................       7,715,000         8,109,005
   Avon Lake City School District GO, FGIC Insured, Pre-Refunded, 5.50%, 12/01/26 ...............       4,000,000         4,377,640
   Avon Lake Water System Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
      10/01/26 ..................................................................................       2,020,000         2,221,838
   Avon Local School District GO,
         AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 ...........................................       2,500,000         2,593,075
         School Improvement, MBIA Insured, 5.25%, 12/01/23 ......................................       1,000,000         1,069,930
         School Improvement, MBIA Insured, 5.25%, 12/01/29 ......................................       2,295,000         2,425,195
   Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ..........................       8,125,000         8,389,387
   Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
      12/01/28 ..................................................................................       1,190,000         1,372,451
   Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
      9/20/36 ...................................................................................       2,940,000         3,000,094
   Brookville Local School District GO, FSA Insured,
         5.25%, 12/01/22 ........................................................................       1,075,000         1,153,196
         5.00%, 12/01/31 ........................................................................       3,000,000         3,099,720
   Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured,
      5.50%, 12/01/25 ...........................................................................         750,000           802,523
   Butler County GO,
         AMBAC Insured, Pre-Refunded, 5.75%, 12/01/16 ...........................................       1,000,000         1,034,310
         Judgement Bonds, FSA Insured, 4.75%, 12/01/26 ..........................................       4,000,000         4,063,760
   Canal Winchester Local School District GO, Refunding, MBIA Insured, 5.00%, 12/01/25 ..........       6,355,000         6,633,095


140 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 .........    $  1,555,000    $    1,704,498
   Chillicothe City School District GO, School Improvement, FGIC Insured, 5.00%,
      12/01/32 ..................................................................................       7,395,000         7,671,425
   Cincinnati City School District GO,
         Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/27 ........       2,500,000         2,593,275
         FSA Insured, 5.00%, 12/01/22 ...........................................................       9,510,000         9,919,786
   Cincinnati Technical College Revenue, AMBAC Insured,
         5.25%, 10/01/23 ........................................................................       2,510,000         2,682,286
         5.00%, 10/01/28 ........................................................................       2,715,000         2,808,939
   Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 ..............       2,035,000         2,213,714
   Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 .........................       4,000,000         4,156,960
   Cleveland State University General Receipt Revenue, FGIC Insured,
         5.25%, 6/01/24 .........................................................................       1,000,000         1,064,770
         5.00%, 6/01/34 .........................................................................       5,000,000         5,167,600
   Cleveland Waterworks Revenue,
         Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 .......................       6,715,000         6,908,929
         Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 ...................................       1,000,000         1,021,850
         Series I, FSA Insured, Pre-Refunded, 5.00%, 1/01/28 ....................................       4,785,000         4,995,157
         Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ...................................       2,075,000         2,232,140
         Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ...................................       4,285,000         4,609,503
         Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ...................................       8,150,000         8,767,199
   Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue, Fenn
      Project, AMBAC Insured, 5.00%,
         8/01/25 ................................................................................       2,440,000         2,538,430
         8/01/28 ................................................................................       2,145,000         2,223,014
   Clyde-Green Springs Exempt Village School District GO, School Facilities Construction,
      Refunding and Improvement, MBIA Insured, 5.125%, 12/01/32 .................................       1,000,000         1,044,280
   Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
      12/01/28 ..................................................................................         900,000           924,813
   Columbus Municipal Airport Authority Revenue, Airport Improvement, Port Columbus
      International, Series B, AMBAC Insured, 5.00%, 1/01/18 ....................................       3,565,000         3,686,673
   Columbus Tax Increment Financing Revenue,
         Easton Project, AMBAC Insured, Pre-Refunded, 5.30%, 12/01/19 ...........................       1,500,000         1,608,915
         Polaris Project, Series A, AMBAC Insured, 4.75%, 12/01/22 ..............................       1,385,000         1,421,980
   Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 ................................       1,330,000         1,394,931
   Cuyahoga Community College District General Receipts Revenue, Series A, AMBAC Insured,
      5.00%,
         12/01/22 ...............................................................................       1,000,000         1,048,280
         12/01/32 ...............................................................................       3,000,000         3,097,680
   Cuyahoga County Hospital Revenue, University Hospitals Health System Inc., AMBAC Insured,
         5.40%, 1/15/19 .........................................................................       1,500,000         1,591,740
         5.50%, 1/15/30 .........................................................................       1,760,000         1,850,376
   Cuyahoga County MFHR, Rockefeller Park Project, Series A, GNMA Secured, 5.75%,
      1/20/29 ...................................................................................       1,000,000         1,041,220
   Cuyahoga County Utility System Revenue,
         AMBAC Insured, 5.125%, 2/15/28 .........................................................       1,000,000         1,035,670
         Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ..........       2,945,000         3,021,629


                                       Quarterly Statements of Investments | 141

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Darke County GO, Real Estate Acquisition and Improvement, FGIC Insured, 5.125%,
      12/01/27 ..................................................................................    $  1,020,000    $    1,064,696
   Dayton City School District GO, School Facilities Construction and Improvement, Series A,
      FGIC Insured,
      (a)4.75%, 12/01/25 ........................................................................       9,400,000         9,530,002
         5.00%, 12/01/29 ........................................................................       8,275,000         8,551,468
   Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
      12/01/25 ..................................................................................       1,000,000         1,036,980
   Delaware City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/15 ................       1,640,000         1,656,400
   Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19 .......................       1,625,000         1,643,200
   Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ...............................       1,950,000         2,014,994
   Eaton City School District GO, FGIC Insured, 5.00%, 12/01/25 .................................       1,250,000         1,301,763
   Edgewood City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
      12/01/24 ..................................................................................       2,220,000         2,326,715
   Fairfield City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 12/01/20 ...............       1,000,000         1,000,000
   Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 ...........................................       1,600,000         1,681,504
   Fairless Ohio Local School District GO, Various Purpose School Facilities Construction,
      FSA Insured, 5.00%, 12/01/28 ..............................................................       2,085,000         2,158,246
   Field Local School District GO, School Facilities Construction and Improvement,
      AMBAC Insured, 5.00%, 12/01/27 ............................................................       1,290,000         1,345,444
   Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 ...........................       1,980,000         2,110,838
(a)Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation
      Bonds, Refunding, AMBAC Insured, 5.00%,
         12/01/23 ...............................................................................       6,910,000         7,293,643
         12/01/24 ...............................................................................       7,255,000         7,633,711
         12/01/25 ...............................................................................       5,615,000         5,894,178
   Franklin County Hospital Revenue,
         Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/21 ...............       3,365,000         3,716,373
         Children's Hospital Project, AMBAC Insured, Pre-Refunded, 5.50%, 5/01/28 ...............       4,265,000         4,710,351
         Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21 ..............................       2,500,000         2,582,025
         OhioHealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 ....................       5,250,000         5,374,320
   Franklin GO, MBIA Insured, 5.25%, 12/01/27 ...................................................       1,500,000         1,577,835
   Garfield Heights GO, Various Purpose, Refunding and Improvement, FGIC Insured, 5.00%,
      12/01/27 ..................................................................................       2,655,000         2,764,200
   Georgetown Exempted Village School District GO, Classroom Facilities, FSA Insured, 5.125%,
      12/01/31 ..................................................................................       1,000,000         1,049,560
(a)Graham Local School District GO, School Improvement, Refunding, MBIA Insured, 5.00%,
      12/01/33 ..................................................................................       6,055,000         6,286,543
   Grand Valley Local School District GO, Classroom Facilities Improvement, FGIC Insured,
      5.00%, 12/01/24 ...........................................................................       1,300,000         1,350,453
   Greater Cleveland Regional Transit Authority GO, Capital Improvement, Series A,
      MBIA Insured, 5.125%, 12/01/21 ............................................................       1,750,000         1,838,708
   Green Community Learning Centers Income Tax Revenue, MBIA Insured, 5.00%,
         12/01/27 ...............................................................................       1,205,000         1,252,284
         12/01/28 ...............................................................................       1,265,000         1,311,919
         12/01/32 ...............................................................................       2,675,000         2,766,592


142 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Greene County GO, AMBAC Insured, 5.00%,
         12/01/22 ...............................................................................    $  1,475,000    $    1,538,558
         12/01/28 ...............................................................................       2,620,000         2,702,556
   Greene County Sewer System Revenue, Governmental Enterprise,
         AMBAC Insured, Pre-Refunded, 5.625%, 12/01/25 ..........................................       1,890,000         2,087,373
         MBIA Insured, Pre-Refunded, 5.25%, 12/01/25 ............................................       5,000,000         5,364,500
   Greene County Water System Revenue,
         Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 .................................       5,400,000         5,763,204
         Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 .................................       2,100,000         2,255,169
   Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 .................................       2,690,000         2,800,962
   Hamilton County Convention Facilities Authority Revenue,
         FGIC Insured, 5.00%, 12/01/24 ..........................................................       2,795,000         2,922,787
         FGIC Insured, 5.00%, 12/01/28 ..........................................................       5,400,000         5,600,286
         second lien, FGIC Insured, 5.00%, 12/01/33 .............................................       7,235,000         7,451,833
   Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J,
      FGIC Insured, 5.25%, 5/15/34 ..............................................................       5,000,000         5,243,000
   Hamilton County Sales Tax Revenue, Series B, AMBAC Insured,
         5.25%, 12/01/32 ........................................................................      19,720,000        20,742,876
         5.60%, 12/01/32 ........................................................................       1,200,000         1,295,616
   Hamilton County Sewer System Revenue,
         Improvement, Series A, FGIC Insured, Pre-Refunded, 6.05%, 12/01/15 .....................       3,010,000         3,070,200
         Improvement, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/21 .....................       1,000,000         1,088,740
         Metropolitan Sewer District Improvement, Series B, MBIA Insured, 5.00%, 12/01/30 .......       4,000,000         4,166,000
   Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
         11/01/18 ...............................................................................       1,010,000         1,081,023
         11/01/19 ...............................................................................       1,015,000         1,087,481
         11/01/20 ...............................................................................       1,120,000         1,196,933
         11/01/21 ...............................................................................       1,180,000         1,258,494
   Hamilton Wastewater System Revenue, Series A, FSA Insured, Pre-Refunded,
         5.90%, 10/15/21 ........................................................................       3,040,000         3,139,925
         5.20%, 10/15/23 ........................................................................       7,275,000         7,719,502
   Heath City School District GO, School Improvement, Series A, FGIC Insured, Pre-Refunded,
         5.60%, 12/01/21 ........................................................................       1,000,000         1,094,880
         5.50%, 12/01/27 ........................................................................       1,170,000         1,275,698
   Highland Local School District GO, School Improvement, FSA Insured, 5.00%,
         12/01/23 ...............................................................................       3,680,000         3,812,774
         12/01/26 ...............................................................................       3,675,000         3,788,006
   Hilliard School District GO,
         Refunding, FGIC Insured, 6.55%, 12/01/05 ...............................................         500,000           500,000
         School Improvement, FGIC Insured, Pre-Refunded, 5.75%, 12/01/28 ........................       4,000,000         4,440,400
         School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ............................       3,010,000         3,166,189
(a)Huber Heights Water System Revenue, Refunding and Improvement, MBIA Insured, 5.00%,
         12/01/27 ...............................................................................       3,205,000         3,348,520
         12/01/30 ...............................................................................       2,250,000         2,343,375
   Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ................................       6,720,000         6,945,254
   Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 .........................       1,390,000         1,490,330
   Jackson Center Local School District Shelby County GO, Facilities Construction and
      Improvement, MBIA Insured, 5.00%, 12/01/28 ................................................       1,175,000         1,212,024


                                       Quarterly Statements of Investments | 143

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Jackson City School District GO, School Improvement, MBIA Insured, Pre-Refunded, 5.25%,
      12/01/27 ..................................................................................    $  3,000,000    $    3,252,300
   Jackson Local School District GO, Stark and Summit Counties Local School District,
         FSA Insured, Pre-Refunded, 5.50%, 12/01/20 .............................................       4,000,000         4,361,360
         FSA Insured, Pre-Refunded, 5.625%, 12/01/25 ............................................       3,500,000         3,836,070
         MBIA Insured, Pre-Refunded, 5.50%, 12/01/21 ............................................       3,060,000         3,188,795
   Jefferson Local School District Madison County School Construction GO, FGIC Insured,
      5.00%, 12/01/25 ...........................................................................       1,200,000         1,254,792
   Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured,
         4.75%, 12/01/22 ........................................................................       1,105,000         1,130,050
         5.00%, 12/01/27 ........................................................................       6,195,000         6,401,479
         5.00%, 12/01/30 ........................................................................       3,320,000         3,422,588
   Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
         12/01/24 ...............................................................................       2,380,000         2,477,961
         12/01/25 ...............................................................................       2,500,000         2,598,050
   Kettering City School District GO, School Improvement, FSA Insured, 5.00%,
         12/01/28 ...............................................................................       2,970,000         3,080,157
         12/01/31 ...............................................................................       2,595,000         2,685,695
   Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
      12/01/30 ..................................................................................       6,170,000         6,394,465
   Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured, 5.00%,
      8/15/23 ...................................................................................       1,500,000         1,537,410
   Lake Ohio Local School District GO, MBIA Insured,
         5.30%, 12/01/21 ........................................................................       1,575,000         1,689,408
         5.375%, 12/01/25 .......................................................................       1,900,000         2,036,097
   Lakewood City School District GO, School Improvement, FSA Insured, 5.125%, 12/01/31 ..........      21,900,000        22,985,364
   Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17 ......................       3,200,000         3,200,000
   Lebanon City School District GO,
         FSA Insured, 5.00%, 12/01/29 ...........................................................       6,250,000         6,422,312
         School Construction, Refunding, FSA Insured, 5.00%, 12/01/25 ...........................       1,050,000         1,091,822
   Licking County Joint Vocational School District GO, School Facilities Construction and
      Improvement, MBIA Insured,
         5.00%, 12/01/21 ........................................................................       2,200,000         2,301,574
         4.75%, 12/01/23 ........................................................................       2,230,000         2,275,157
   Licking Heights Local School District GO, School Facilities Construction and Improvement,
         Refunding, Series A, MBIA Insured, 5.00%, 12/01/27 .....................................       1,275,000         1,329,800
         Refunding, Series A, MBIA Insured, 5.00%, 12/01/32 .....................................       2,645,000         2,744,135
         Series A, FGIC Insured, Pre-Refunded, 5.625%, 12/01/28 .................................       4,000,000         4,384,080
   Logan Hocking Local School District GO, Construction and Improvement,
         MBIA Insured, Pre-Refunded, 5.00%, 12/01/22 ............................................       1,200,000         1,290,444
         MBIA Insured, Pre-Refunded, 5.00%, 12/01/29 ............................................         390,000           419,394
         Refunding, MBIA Insured, 5.00%, 12/01/29 ...............................................         610,000           630,703
   London City School District GO, School Facilities Construction and Improvement,
      FGIC Insured,
         5.00%, 12/01/22 ........................................................................         700,000           726,376
         Pre-Refunded, 5.00%, 12/01/29 ..........................................................       1,500,000         1,613,055


144 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ....................    $  1,640,000    $    1,722,804
   Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
      AMBAC Insured, 5.50%, 9/01/29 .............................................................       6,250,000         6,612,687
   Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding, Series B,
      MBIA Insured, 5.50%, 9/01/27 ..............................................................       5,000,000         5,248,950
   Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 ......................................       1,050,000         1,141,875
   Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ............................       3,500,000         3,618,790
   Loveland City School District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
      12/01/24 ..................................................................................       4,000,000         4,268,720
   Lucas County GO, 8.00%,
         12/01/06 ...............................................................................         120,000           125,370
         12/01/08 ...............................................................................         110,000           123,466
         12/01/09 ...............................................................................         120,000           138,539
         12/01/10 ...............................................................................         220,000           261,083
   Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
         MBIA Insured, 5.75%, 11/15/14 ..........................................................         300,000           312,159
         Refunding, AMBAC Insured, 5.375%, 11/15/29 .............................................         750,000           791,145
         Refunding, MBIA Insured, ETM, 5.75%, 11/15/14 ..........................................       4,460,000         4,646,740
   Mad River Local School District GO, Classroom Facilities, FGIC Insured, 5.125%,
      12/01/24 ..................................................................................       4,180,000         4,388,833
   Madison Local School District Butler County GO,
         MBIA Insured, 5.75%, 12/01/26 ..........................................................       1,000,000         1,084,400
         School Improvement, FGIC Insured, 5.60%, 12/01/26 ......................................       1,120,000         1,218,515
   Mahoning County Hospital Facilities Revenue, Western Reserve Care, MBIA Insured, ETM,
      5.50%, 10/15/25 ...........................................................................       4,750,000         5,092,000
   Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 ........................       1,905,000         2,033,568
   Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 .........................       3,875,000         4,017,367
   Marion County City School District GO, School Facilities Construction and Improvement
      Project, FSA Insured,
         5.55%, 12/01/20 ........................................................................       1,000,000         1,083,810
         5.625%, 12/01/22 .......................................................................       1,100,000         1,195,381
   Marion County GO, AMBAC Insured, 5.05%, 12/01/31 .............................................       1,500,000         1,548,990
   Martins Ferry City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/32 ..............................................................       3,610,000         3,745,303
   Marysville Exempted Village School District COP, School Facilities Project, MBIA Insured,
      Pre-Refunded, 5.25%,
         12/01/28 ...............................................................................       2,120,000         2,346,946
         12/01/30 ...............................................................................       2,650,000         2,933,682
   Marysville Exempted Village School District GO,
         FSA Insured, 5.30%, 12/01/21 ...........................................................       2,000,000         2,126,400
         FSA Insured, 5.35%, 12/01/25 ...........................................................       2,010,000         2,153,755
         FSA Insured, 5.375%, 12/01/29 ..........................................................       2,465,000         2,633,680
         Refunding, MBIA Insured, 5.00%, 12/01/29 ...............................................       1,000,000         1,031,510
         Refunding, School, FSA Insured, 5.00%, 12/01/23 ........................................       1,135,000         1,193,316
         Refunding, School, FSA Insured, 5.00%, 12/01/24 ........................................       2,240,000         2,347,677
         Refunding, School, FSA Insured, 5.00%, 12/01/25 ........................................       1,075,000         1,124,020
         School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 .......................       2,890,000         3,240,990


                                       Quarterly Statements of Investments | 145

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Mason City School District GO, School Improvement,
         FSA Insured, 5.00%, 12/01/31 ...........................................................    $  5,000,000    $    5,174,750
         MBIA Insured, Pre-Refunded, 5.00%, 12/01/20 ............................................       5,495,000         5,909,158
   Maumee City School District GO, School Facilities Construction and Improvement,
      FSA Insured, 5.00%, 12/01/27 ..............................................................       3,610,000         3,744,689
   Medina City School District GO, Refunding, MBIA Insured, 5.00%, 12/01/27 .....................       2,015,000         2,093,686
   Medina GO, 5.00%, 12/01/22 ...................................................................       1,100,000         1,162,370
   Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%,
      12/01/22 ..................................................................................       1,675,000         1,755,869
   Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ............................      14,975,000        15,472,769
   Milford Exempted Village School District GO, School Improvement, FSA Insured,
         5.00%, 12/01/22 ........................................................................       2,000,000         2,075,360
         5.125%, 12/01/30 .......................................................................       7,325,000         7,590,165
   Minerva Local School District GO, Classroom Facilities, MBIA Insured, 5.30%, 12/01/29 ........       1,300,000         1,375,335
   Minster School District School Facilities and Construction GO, FSA Insured, Pre-Refunded,
         5.70%, 12/01/23 ........................................................................       3,190,000         3,533,978
         5.75%, 12/01/27 ........................................................................       3,260,000         3,618,926
   Monroe Local School District GO, AMBAC Insured, 5.00%, 12/01/23 ..............................       1,000,000         1,041,250
   Morley Library District GO, Lake County District Library, Library Improvement,
      AMBAC Insured, 4.75%, 12/01/21 ............................................................       1,000,000         1,025,700
   New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
      AMBAC Insured,
         5.125%, 10/01/21 .......................................................................       3,000,000         3,159,300
         5.20%, 10/01/24 ........................................................................       5,000,000         5,283,350
   New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured,
      5.85%, 1/01/21 ............................................................................         880,000           898,146
   Newark City School District GO, School Improvement, Series A, FGIC Insured, 5.00%,
      12/01/33 ..................................................................................       5,535,000         5,737,194
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured, 5.45%,
      12/01/25 ..................................................................................       3,035,000         3,272,853
   Oak Hills Local School District GO, MBIA Insured, Pre-Refunded, 5.45%, 12/01/21 ..............       5,000,000         5,258,050
   Ohio Capital Corp. HMR,
         Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ......................................       1,940,000         1,954,938
         Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15 ................       1,440,000         1,448,582
         Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23 .................       2,565,000         2,602,500
   Ohio Center Local Government Capital Asset Financing Program Fractionalized Institute GO,
      FSA Insured,
         4.875%, 12/01/18 .......................................................................       1,255,000         1,316,332
         5.25%, 12/01/23 ........................................................................       1,410,000         1,512,563
   Ohio HFA,
         MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............       2,035,000         2,085,651
         RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................       1,570,000         1,597,240
   Ohio Municipal Electric Generation Agency Revenue, Joint Venture 5, CBI, Refunding,
      AMBAC Insured, 5.00%, 2/15/23 .............................................................       3,000,000         3,130,920
   Ohio State Air Quality Development Authority Revenue,
         Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........       3,500,000         3,506,895
         JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................       6,875,000         7,174,819
         Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .....................       9,075,000         9,512,687


146 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Ohio State Building Authority Revenue,
         Adult Correctional Facilities, Series A, AMBAC Insured, Pre-Refunded, 5.60%,
            4/01/16 .............................................................................    $  2,000,000    $    2,080,740
         State Facilities, Administration Building Fund Project, Refunding, Series A, FSA
            Insured, 5.00%, 4/01/22 .............................................................       3,100,000         3,222,295
   Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured,
      6.50%, 4/15/12 ............................................................................         890,000           892,252
   Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 .....................................       5,000,000         5,091,050
   Ohio State Higher Educational Facility Commission Revenue,
         FGIC Insured, 5.00%, 5/01/23 ...........................................................       8,460,000         8,826,403
         Higher Educational Facility Oberlin College, AMBAC Insured, 5.00%, 10/01/26 ............       8,000,000         8,329,440
         University of Dayton Project, XLCA Insured, 5.00%, 12/01/34 ............................       8,500,000         8,798,605
         Xavier University Higher Educational Facility, MBIA Insured, 5.375%, 5/15/22 ...........       3,500,000         3,658,165
   Ohio State Higher Educational Facility Revenue,
         Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34 ......       4,935,000         5,092,328
         Otterbein College Project, 5.00%, 12/01/25 .............................................       2,205,000         2,305,548
         Otterbein College Project, 5.00%, 12/01/35 .............................................       3,225,000         3,335,198
   Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ...............      16,425,000        17,042,744
   Ohio State University General Receipts Athens Revenue,
         FSA Insured, 5.00%, 12/01/24 ...........................................................       3,025,000         3,141,160
         MBIA Insured, 5.00%, 12/01/24 ..........................................................       2,155,000         2,253,527
   Ohio State University General Receipts Revenue,
         Series A, 5.125%, 12/01/31 .............................................................       2,500,000         2,627,975
         State University Ohio, Series B, MBIA Insured, 5.00%, 6/01/33 ..........................       5,255,000         5,420,480
   Ohio State Water Development Authority Pollution Control Facilities Revenue,
         Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 ...............       3,420,000         3,472,292
         Water Control Loan Fund, Water Quality Series, MBIA Insured, Pre-Refunded, 5.125%,
            6/01/19 .............................................................................       5,000,000         5,227,000
   Ohio State Water Development Authority Revenue,
         Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23 ............................       2,255,000         2,434,070
         Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ..................         270,000           270,351
         Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ..................         385,000           385,501
         Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ..............................       1,790,000         1,903,486
   Olentangy Local School District GO,
         BIG Insured, 7.75%, 12/01/08 ...........................................................         375,000           421,444
         BIG Insured, 7.75%, 12/01/09 ...........................................................         375,000           433,853
         BIG Insured, 7.75%, 12/01/10 ...........................................................         375,000           444,735
         FSA Insured, 5.00%, 12/01/25 ...........................................................       1,835,000         1,898,656
         FSA Insured, 5.00%, 12/01/30 ...........................................................       4,000,000         4,116,000
         School Facilities Construction and Improvement, FSA Insured, Pre-Refunded, 5.625%,
            12/01/27 ............................................................................       4,500,000         4,932,090
         School Facilities Construction and Improvement, Series A, FGIC Insured, 5.25%,
            12/01/32 ............................................................................      11,200,000        11,835,712
   Ottawa and Glandorf Local School District GO, School Facilities Construction and
      Improvement, MBIA Insured, 5.25%, 12/01/23 ................................................       2,175,000         2,317,484
   Perrysburg Exempted Village School District GO, Series B, FSA Insured, 5.00%,
      12/01/25 ..................................................................................       5,000,000         5,206,250


                                       Quarterly Statements of Investments | 147

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Pickerington Local School District GO,
         AMBAC Insured, 5.00%, 12/01/25 .........................................................    $  7,000,000    $    7,288,750
         School Facilities Construction and Improvement, FGIC Insured, 5.00%, 12/01/28 ..........       3,000,000         3,082,710
   Plain Local School District GO, FGIC Insured,
         6.00%, 12/01/25 ........................................................................         800,000           886,040
         Pre-Refunded, 6.00%, 12/01/25 ..........................................................       3,700,000         4,148,477
   Plainesville City School District GO, School Improvement, FGIC Insured, 5.00%,
      12/01/28 ..................................................................................       2,515,000         2,612,758
   Princeton City School District GO, MBIA Insured, 5.00%,
         12/01/25 ...............................................................................       1,700,000         1,770,397
         12/01/26 ...............................................................................       2,725,000         2,832,256
         12/01/30 ...............................................................................       1,830,000         1,893,300
   Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, 6.00%,
      12/01/24 ..................................................................................       1,730,000         1,929,175
   Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
      12/01/31 ..................................................................................       1,000,000         1,037,680
   Riverside Local School District GO, School Facilities Construction and Improvement,
      MBIA Insured, Pre-Refunded, 5.75%, 12/01/22 ...............................................       1,000,000         1,110,100
   Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured, 5.875%,
      10/01/24 ..................................................................................       3,100,000         3,369,669
   Salem GO, AMBAC Insured, 6.50%, 12/01/06 .....................................................         800,000           810,704
   Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
         5.00%, 12/01/21 ........................................................................       1,225,000         1,288,369
         5.25%, 12/01/26 ........................................................................         725,000           768,130
   Sidney City School District GO, School Improvement,
         FGIC Insured, 5.125%, 12/01/28 .........................................................       1,425,000         1,482,228
         Refunding, Series B, FGIC Insured, 5.25%, 12/01/23 .....................................       1,780,000         1,890,965
         Refunding, Series B, FGIC Insured, 5.25%, 12/01/28 .....................................       1,000,000         1,051,890
   South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 ..........................         375,000           375,593
   South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
      ETM, 7.875%,
         12/01/06 ...............................................................................         600,000           627,390
         12/01/07 ...............................................................................         600,000           652,542
   Southwest Regional Water District Water Revenue, MBIA Insured, Pre-Refunded, 6.00%,
         12/01/15 ...............................................................................       1,000,000         1,010,000
         12/01/20 ...............................................................................         700,000           707,000
   Springboro Sewer System Revenue, Mortgage, MBIA Insured, 5.00%,
         6/01/25 ................................................................................       1,000,000         1,043,560
         6/01/27 ................................................................................       1,095,000         1,137,968
   St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ...............       1,515,000         1,660,652
   Steubenville City School District GO, School Facilities and Implementation, MBIA Insured,
      5.60%, 12/01/22 ...........................................................................       1,500,000         1,626,255
   Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%,
      12/01/25 ..................................................................................       2,500,000         2,580,875
   Strongsville City School District COP, CIFG Insured, 5.00%, 12/01/34 .........................       2,355,000         2,432,244
   Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 .................       1,950,000         2,100,774


148 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded,
      5.25%, 12/01/21 ...........................................................................    $  4,505,000    $    4,928,425
   Swanton Local School District GO, School Improvement, FGIC Insured, 5.25%, 12/01/25 ..........       1,895,000         2,005,024
   Sycamore Community City School District COP, Blue Ash Elementary School Project,
      AMBAC Insured, 5.125%, 12/01/25 ...........................................................       1,000,000         1,044,760
   Sylvania City School District GO,
         FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ............................................       1,500,000         1,515,000
         Refunding, FGIC Insured, 5.00%, 12/01/22 ...............................................       1,550,000         1,616,790
         Various Purpose, FGIC Insured, 5.30%, 12/01/20 .........................................       2,225,000         2,385,400
   Toledo City School District GO, School Facilities Improvement,
         FSA Insured, 5.00%, 12/01/23 ...........................................................       1,500,000         1,566,225
         Series B, FGIC Insured, 5.00%, 12/01/27 ................................................       5,425,000         5,634,839
   Toledo GO, Ltd. Tax,
         7.375%, 12/01/05 .......................................................................         650,000           650,000
         7.375%, 12/01/06 .......................................................................         625,000           648,894
         AMBAC Insured, Pre-Refunded, 5.95%, 12/01/15 ...........................................       3,715,000         3,789,300
         AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 ...........................................       1,000,000         1,046,920
   Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
         11/15/22 ...............................................................................       1,000,000         1,048,030
         11/15/23 ...............................................................................       1,000,000         1,045,980
   Toledo Waterworks Revenue, MBIA Insured, 5.00%, 11/15/30 .....................................       6,425,000         6,664,460
   Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 .....................       2,750,000         2,882,110
   Tri-Valley Local School District GO, FGIC Insured, 5.25%, 12/01/29 ...........................       8,530,000         8,935,346
   Trotwood-Madison City School District GO, School Improvement, FGIC Insured, 5.375%,
      12/01/22 ..................................................................................       1,685,000         1,817,576
   Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 .................................       1,475,000         1,581,067
   Twinsburg GO,
         Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ..................................       1,000,000         1,040,360
         Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ..............................       1,000,000         1,040,360
   Union County GO, MBIA Insured, 5.00%, 12/01/33 ...............................................       2,895,000         2,967,780
   University of Akron General Receipts Revenue, FGIC Insured,
         4.75%, 1/01/25 .........................................................................       1,080,000         1,103,209
         5.00%, 1/01/28 .........................................................................       1,475,000         1,527,436
         5.00%, 1/01/35 .........................................................................       5,250,000         5,425,875
         Pre-Refunded, 5.70%, 1/01/24 ...........................................................       7,050,000         7,711,783
         Pre-Refunded, 5.75%, 1/01/29 ...........................................................       1,500,000         1,643,625
   University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
      6/01/28 ...................................................................................       7,400,000         7,621,260
   University of Cincinnati General Receipts Revenue,
         AMBAC Insured, 5.00%, 6/01/31 ..........................................................       1,350,000         1,390,082
         Series A, AMBAC Insured, 5.00%, 6/01/22 ................................................       1,610,000         1,691,772
         Series A, AMBAC Insured, 5.00%, 6/01/23 ................................................       1,845,000         1,934,704
         Series A, AMBAC Insured, 5.00%, 6/01/24 ................................................       1,940,000         2,028,697
         Series A, AMBAC Insured, 5.00%, 6/01/25 ................................................       2,005,000         2,092,338
         Series AD, MBIA Insured, Pre-Refunded, 5.125%, 6/01/20 .................................       1,500,000         1,541,655
         Series W, MBIA Insured, Pre-Refunded, 5.85%, 6/01/16 ...................................       1,630,000         1,666,268


                                       Quarterly Statements of Investments | 149

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO (CONT.)
   Upper Arlington County School District GO, MBIA Insured, Pre-Refunded, 5.25%,
      12/01/22 ..................................................................................    $  5,000,000    $    5,149,900
   Upper Scioto Valley Local School District GO, School Facilities Construction and
      Improvement, FGIC Insured, 5.25%, 12/01/25 ................................................       1,160,000         1,219,810
   Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
         12/01/27 ...............................................................................       4,805,000         4,965,151
         12/01/30 ...............................................................................       2,500,000         2,577,250
   Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 .............................       1,200,000         1,308,456
   Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 ............       3,000,000         3,111,270
   Warrensville Heights City School District GO, School Improvement, FGIC Insured,
         5.625%, 12/01/20 .......................................................................       3,500,000         3,813,460
         5.75%, 12/01/24 ........................................................................       2,750,000         3,014,385
   Washington Court House GO, School Improvement, FGIC Insured, 5.00%, 12/01/29 .................       2,205,000         2,298,316
   Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ......................................       1,085,000         1,126,371
   Wausen Exempted Village School District GO, School Improvement, MBIA Insured,
      Pre-Refunded, 5.50%, 12/01/17 .............................................................       1,800,000         1,875,546
   Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
      12/01/24 ..................................................................................       1,800,000         1,868,742
   West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 .....................................       1,500,000         1,548,525
   West Muskingum Local School District School Facilities GO, FGIC Insured, 5.00%,
      12/01/24 ..................................................................................       2,750,000         2,869,542
   Westfall Local School District GO, School Facilities Construction Improvement, FGIC Insured,
      6.00%, 12/01/22 ...........................................................................       2,850,000         3,146,086
   Wheelersburgs Local School District GO, School Improvement, FSA Insured, 5.00%,
      12/01/32 ..................................................................................       1,400,000         1,452,472
   Wilmington Water Revenue, first mortgage, System, AMBAC Insured,
         5.25%, 6/15/29 .........................................................................       3,320,000         3,465,117
         Pre-Refunded, 6.00%, 6/15/21 ...........................................................       2,510,000         2,571,821
   Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 .................         500,000           506,085
   Wyoming City School District GO, School Improvement, Refunding, FSA Insured, 5.00%,
      12/01/22 ..................................................................................       1,980,000         2,081,732
   Zanesville City School District GO, School Improvement, MBIA Insured,
         4.75%, 12/01/22 ........................................................................       5,500,000         5,653,945
         4.75%, 12/01/26 ........................................................................       3,250,000         3,319,160
         5.05%, 12/01/29 ........................................................................       3,500,000         3,646,370
                                                                                                                     --------------
                                                                                                                      1,043,946,167
                                                                                                                     --------------
   U.S. TERRITORIES 2.7%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
      5.00%, 7/01/32 ............................................................................      10,000,000        10,824,800
   Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...................      11,000,000        11,026,070
   University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ...................       6,000,000         6,119,340
                                                                                                                     --------------
                                                                                                                         27,970,210
                                                                                                                     --------------
   TOTAL BONDS (COST $1,024,659,039) ............................................................                     1,071,916,377
                                                                                                                     --------------


150 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON BONDS 0.7%
   OHIO 0.7%
   Canal Winchester Local School District GO, Capital Appreciation, MBIA Insured,
         12/01/32 ...............................................................................    $  1,455,000    $      370,807
         12/01/33 ...............................................................................       2,000,000           481,900
   Hilliard School District GO, Capital Appreciation, School Construction, Refunding,
      MBIA Insured,
         12/01/19 ...............................................................................       2,190,000         1,141,866
         12/01/20 ...............................................................................       4,525,000         2,238,879
   Lebanon City School District GO, Capital Appreciation, School Construction, Refunding,
      FSA Insured,
         12/01/13 ...............................................................................       1,000,000           714,640
         12/01/14 ...............................................................................       1,365,000           923,859
         12/01/15 ...............................................................................       1,115,000           717,659
   Marysville Exempted Village School District GO, Capital Appreciation, Refunding,
      MBIA Insured,
         12/01/20 ...............................................................................       1,000,000           502,080
         12/01/21 ...............................................................................       1,000,000           476,530
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $7,634,284) ....................................................                         7,568,220
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,032,293,323) ............................................                     1,079,484,597
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.5%
   BONDS 0.5%
   OHIO 0.5%
(b)Cuyahoga County Hospital Revenue, University Hospitals of Cleveland, Daily VRDN and Put,
      2.90%, 1/01/16 ............................................................................       3,600,000         3,600,000
(b)Ohio State Air Quality Development Authority Revenue, Pollution Control, Ohio Edison Co.,
      Series C, Daily VRDN and Put, 3.01%, 6/01/23 ..............................................       1,700,000         1,700,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $5,300,000) ...............................................                         5,300,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $1,037,593,323) 102.6% ...............................................                     1,084,784,597
   OTHER ASSETS, LESS LIABILITIES (2.6)% ........................................................                       (27,495,144)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $1,057,289,453
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 151
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.9%
   BONDS 96.0%
   OREGON 79.8%
   Bend Sewer Revenue, AMBAC Insured, Pre-Refunded, 5.375%, 10/01/20 ............................    $  1,550,000    $    1,679,286
   Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
      6/01/22 ...................................................................................       5,000,000         5,244,900
   Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
      Refunding,
         5.20%, 10/01/17 ........................................................................       4,000,000         4,131,040
         5.125%, 10/01/28 .......................................................................       4,500,000         4,575,555
   Clackamas County Hospital Facility Authority Revenue,
         Gross Willamette Falls Project, Refunding, 5.375%, 4/01/22 .............................       2,125,000         2,166,183
         Gross Willamette Falls Project, Refunding, 5.125%, 4/01/26 .............................       1,000,000           977,090
         Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 ......................................       2,500,000         2,679,350
         Willamette Falls Hospital Project, 6.00%, 4/01/19 ......................................       1,000,000         1,039,910
         Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ...............................         500,000           508,280
         Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ...............................       1,500,000         1,514,325
   Clackamas County School District No. 007J Lake Oswego GO,
         MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .............................................       5,000,000         5,358,650
         Refunding, FSA Insured, 5.25%, 6/01/25 .................................................       3,075,000         3,444,830
   Clackamas County School District No. 62C Oregon City GO, Refunding, FSA Insured, 5.00%,
      6/15/20 ...................................................................................       2,560,000         2,701,747
   Clackamas County School District No. 86 GO,
         Canby, 5.25%, 6/15/20 ..................................................................       3,000,000         3,214,140
         Canby, FSA Insured, 5.00%, 6/15/24 .....................................................       1,000,000         1,050,250
         Refunding, FGIC Insured, 5.00%, 6/15/20 ................................................       2,000,000         2,109,260
   Clackamas County School District No. 108 GO, FSA Insured, Pre-Refunded, 5.00%,
      6/15/25 ...................................................................................       5,000,000         5,360,950
   Coos County School District No. 13 GO, FSA Insured,
         5.00%, 6/15/22 .........................................................................          55,000            58,067
         Pre-Refunded, 5.00%, 6/15/22 ...........................................................       2,465,000         2,659,686
   Curry County School District No. 17-C Brookings Harbor GO, Pre-Refunded, 5.375%,
      12/15/20 ..................................................................................       2,750,000         2,984,493
   Deschutes and Jefferson Counties School District No. 02J Redmond GO, Series A,
      FGIC Insured, 5.00%, 6/15/21 ..............................................................       1,000,000         1,055,370
   Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured,
      Pre-Refunded, 5.125%, 6/15/21 .............................................................       3,500,000         3,774,435
   Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 5.25%,
      11/01/21 ..................................................................................       1,000,000         1,075,550
   Eugene Public Safety Facilities GO, FGIC Insured, 5.70%, 6/01/16 .............................         500,000           505,840
   Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 .....................................       1,190,000         1,266,267
   High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30 .....................       1,010,000           995,244
   Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ..................................................       5,360,000         5,574,186
   Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project,
      Radian Insured, 5.375%,
         10/01/26 ...............................................................................       2,000,000         2,101,160
         10/01/31 ...............................................................................       2,000,000         2,096,980
   Jackson County School District No. 004 GO, FSA Insured,
         5.00%, 6/15/20 .........................................................................       1,450,000         1,526,401
         Pre-Refunded, 5.00%, 6/15/20 ...........................................................         550,000           589,705


152 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Jackson County School District No. 6 Central Point GO, Refunding, FSA Insured, 4.75%,
      6/15/20 ...................................................................................    $  2,155,000    $    2,231,373
   Jackson County School District No. 9 Eagle Point GO, Pre-Refunded, 5.00%,
         6/15/20 ................................................................................       1,680,000         1,801,279
         6/15/21 ................................................................................       1,500,000         1,608,285
   Josephine County Unit School District Three Rivers GO, Refunding, FGIC Insured, 5.00%,
      12/15/20 ..................................................................................       1,500,000         1,607,520
   Klamath Falls Inter Community Hospital Authority Revenue, Merle West Medical Center Project,
      Refunding, 6.25%, 9/01/31 .................................................................       5,250,000         5,572,980
   Lane and Douglas Counties School District No. 045J3 GO, South Lane District, Refunding,
      FSA Insured, 4.75%, 6/15/25 ...............................................................       3,510,000         3,583,008
   Lane County School District No. 052 Bethel GO, Refunding, FSA Insured, 5.00%, 6/15/20 ........       5,700,000         5,981,124
   Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%, 7/01/22 ....................       5,150,000         5,275,351
   Linn County Community School District No. 9 GO,
         Lebanon, FGIC Insured, Pre-Refunded, 5.55%, 6/15/21 ....................................       1,155,000         1,289,442
         Lebanon, FGIC Insured, Pre-Refunded, 5.60%, 6/15/30 ....................................       9,495,000        10,631,077
         MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ............................................       5,000,000         5,393,700
   Linn County School District No. 55 GO, Sweet Home, FSA Insured, 5.00%, 6/15/29 ...............       1,000,000         1,031,120
   Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
      10/20/25 ..................................................................................       1,125,000         1,195,594
   Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA Insured,
      5.00%,
         8/15/18 ................................................................................       8,000,000         8,296,800
         8/15/24 ................................................................................       5,300,000         5,437,906
   Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
      4/01/25 ...................................................................................       2,000,000         2,131,040
   Multnomah County GO, Refunding, AMBAC Insured, 4.50%, 8/01/19 ................................       1,500,000         1,529,025
   Multnomah County School District No. 007 Reynolds GO,
         Refunding, MBIA Insured, 5.00%, 6/15/20 ................................................       2,000,000         2,154,560
         Series 2005, MBIA Insured, 5.00%, 6/01/35 ..............................................       3,220,000         3,283,466
   Multnomah County School District No. 40 GO, FSA Insured, Pre-Refunded, 5.00%,
      12/01/20 ..................................................................................       3,490,000         3,727,146
   Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
      Pre-Refunded, 5.00%, 6/15/21 ..............................................................       5,000,000         5,360,950
   Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
      Project, 5.20%, 12/01/24 ..................................................................       5,000,000         5,005,850
   Oak Lodge Water District GO, AMBAC Insured,
         7.40%, 12/01/08 ........................................................................         215,000           219,429
         7.50%, 12/01/09 ........................................................................         215,000           219,532
   Oregon Coast Community College District GO, MBIA Insured, 5.00%, 6/15/23 .....................       3,745,000         3,941,388
   Oregon Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/32 ............      23,750,000        24,534,462
   Oregon State Department of Administrative Services COP,
         FSA Insured, 4.625%, 5/01/30 ...........................................................       7,795,000         7,766,392
         Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 .....................................      10,000,000        10,294,000
         Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 .....................................       7,500,000         7,790,925
         Refunding, Series B, FSA Insured, 5.00%, 5/01/21 .......................................       1,930,000         2,021,617
         Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 ..................................       2,000,000         2,224,780


                                       Quarterly Statements of Investments | 153

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Oregon State Department of Administrative Services COP, (cont.)
         Series A, FSA Insured, 5.00%, 5/01/23 ..................................................    $  2,695,000    $    2,824,683
         Series B, FGIC Insured, 5.00%, 11/01/30 ................................................      11,100,000        11,512,254
   Oregon State Department of Transportation Highway User Tax Revenue,
         Refunding, Series A, 5.00%, 11/15/22 ...................................................       1,200,000         1,266,360
         Refunding, Series A, 5.00%, 11/15/23 ...................................................       1,260,000         1,324,890
         Refunding, Series A, 5.00%, 11/15/25 ...................................................       1,295,000         1,359,724
         Refunding, Series A, 5.00%, 11/15/29 ...................................................       3,330,000         3,463,833
         Series A, 5.125%, 11/15/23 .............................................................       5,000,000         5,291,400
         Series A, 5.125%, 11/15/26 .............................................................      14,200,000        14,966,232
         Series A, 5.00%, 11/15/28 ..............................................................       5,000,000         5,212,200
(a)Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%, 8/01/25 ................       7,910,000         7,915,379
   Oregon State Facilities Authority Revenue,
         Senior College in Student Housing Project, Series A, XLCA Insured, 5.00%, 7/01/35 ......       3,660,000         3,769,361
         Willamette University Projects, Refunding, Series A, FGIC Insured, 5.00%, 10/01/35 .....       2,710,000         2,812,086
   Oregon State GO,
         Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 .....................       6,000,000         6,162,180
         Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 ......................       4,440,000         4,654,496
         Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 ......................       1,460,000         1,530,533
         Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 .......................         910,000           921,293
         Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 .......................         455,000           464,428
         Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 ......................       1,435,000         1,453,009
         Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 .......................       1,410,000         1,424,692
         Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 .......................       2,015,000         2,035,311
         Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 .......................         335,000           336,879
         State Board of Higher Education, Refunding, Series A, 5.00%, 8/01/31 ...................       2,000,000         2,058,380
         State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29 ...................       7,745,000         8,070,367
         State Board of Higher Education, Series A, 5.00%, 8/01/35 ..............................       6,000,000         6,218,220
         State Board of Higher Education, Series A, Pre-Refunded, 5.60%, 8/01/25 ................       8,000,000         8,676,320
         State Board of Higher Education, Series A, Pre-Refunded, 5.50%, 8/01/29 ................       2,000,000         2,162,260
         Veteran's Welfare, Series 75, 5.85%, 10/01/15 ..........................................         265,000           271,288
         Veteran's Welfare, Series 75, 5.875%, 10/01/18 .........................................         135,000           138,036
         Veteran's Welfare, Series 75, 6.00%, 4/01/27 ...........................................         380,000           388,835
         Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 ........................................         825,000           837,144
         Veteran's Welfare, Series 77, 5.30%, 10/01/29 ..........................................       2,175,000         2,223,742
         Veteran's Welfare, Series A, 5.70%, 10/01/32 ...........................................       2,810,000         2,874,040
   Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
         Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ............................................       5,500,000         5,695,470
         Reed College Project, Series A, 5.75%, 7/01/32 .........................................      10,735,000        11,541,521
   Oregon State Housing and Community Services Department MFHR,
         Series A, 6.15%, 7/01/21 ...............................................................         910,000           934,943
         Series B, 6.00%, 7/01/31 ...............................................................       5,000,000         5,168,100
   Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
         Series A, 6.35%, 7/01/14 ...............................................................         675,000           681,696
         Series A, 6.40%, 7/01/18 ...............................................................         335,000           338,323
         Series A, 6.45%, 7/01/26 ...............................................................         805,000           817,775


154 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program, (cont.)
         Series C, 6.20%, 7/01/15 ...............................................................    $    660,000    $      668,936
         Series C, 6.40%, 7/01/26 ...............................................................         375,000           380,081
         Series D, 6.80%, 7/01/27 ...............................................................         640,000           655,686
         Series H, FHA Insured, 5.75%, 7/01/30 ..................................................       2,215,000         2,261,537
   Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
      5.80%, 6/15/20 ............................................................................       1,985,000         2,176,354
   Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .............................         945,000           946,276
   Port of Portland International Airport Revenue, Portland International Airport,
         Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 ......................................       3,000,000         3,069,000
         Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 ..................................       2,800,000         3,288,460
         Series 12C, FGIC Insured, 5.00%, 7/01/18 ...............................................       1,500,000         1,566,390
         Series A, AMBAC Insured, 5.50%, 7/01/24 ................................................      22,000,000        23,574,760
   Port St. Helens PCR,
         Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ................................       4,750,000         4,773,987
         Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 ........................       3,600,000         3,584,664
   Portland Community College District GO, Series B, Pre-Refunded, 5.00%,
         6/01/20 ................................................................................       7,185,000         7,681,915
         6/01/21 ................................................................................       6,290,000         6,725,016
   Portland GO,
         Central City Streetcar Project, Series A, 4.75%, 4/01/21 ...............................       3,600,000         3,653,892
         Ltd. Tax, Series A, 5.00%, 4/01/18 .....................................................       1,000,000         1,030,200
         Ltd. Tax, Series A, 5.00%, 6/01/24 .....................................................      10,000,000        10,427,200
         Ltd. Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ......................................       6,315,000         6,592,734
   Portland Housing Authority MFR,
         Berry Ridge Project, 6.30%, 5/01/29 ....................................................       1,500,000         1,541,865
         Housing-Lovejoy Station Apartments Project, MBIA Insured, 6.00%, 7/01/33 ...............       2,000,000         2,086,900
   Portland Hydroelectric Power Revenue, Bull Run Project, Series C, 7.00%, 10/01/16 ............         585,000           591,499
   Portland MFR,
         Civic Stadium Housing Project, Series A, 6.00%, 3/01/17 ................................       1,000,000         1,018,230
         Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%, 3/20/37 ...........       3,175,000         3,268,726
   Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
      5.00%, 6/15/21 ............................................................................       3,000,000         3,149,550
   Portland Sewer System Revenue,
         first lien, Series A, FSA Insured, 5.00%, 10/01/24 .....................................       6,235,000         6,552,237
         Refunding, Series A, FSA Insured, 5.00%, 6/01/23 .......................................       2,500,000         2,617,550
   Portland Urban Renewal and Redevelopment Revenue, Interstate Corridor,
         Refunding, Series A, FGIC Insured, 5.00%, 6/15/23 ......................................       2,030,000         2,138,483
         Series A, FGIC Insured, 5.00%, 6/15/24 .................................................       1,295,000         1,360,074
         Series A, FGIC Insured, 5.00%, 6/15/25 .................................................       2,385,000         2,499,146
   Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
      AMBAC Insured, 5.50%, 6/15/20 .............................................................       3,000,000         3,226,500
   Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 ...........................................       1,260,000         1,301,290
   Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ........................       9,500,000         9,996,090
   Southwestern Community College District GO, MBIA Insured, 5.00%, 6/01/28 .....................       1,100,000         1,141,591
   Sunrise Water Authority Water Revenue, sub. lien,
         Series B, XLCA Insured, 5.00%, 9/01/25 .................................................       1,160,000         1,207,108
         XLCA Insured, 5.00%, 3/01/25 ...........................................................       1,660,000         1,718,249


                                       Quarterly Statements of Investments | 155

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OREGON (CONT.)
   Tillamook and Yamhill Counties School District No. 101, Nestucca Valley, FSA Insured, 5.00%,
      6/15/25 ...................................................................................    $  1,765,000    $    1,849,473
   Tri-County Metropolitan Transportation District Revenue, Ltd. Obligation, Airport Light Rail,
      Series 1, 5.65%, 6/01/29 ..................................................................      14,080,000        14,736,410
   Washington and Clackamas Counties School District No. 23 J Tigard GO, MBIA Insured,
      Pre-Refunded, 5.00%, 6/15/22 ..............................................................       7,000,000         7,552,860
   Washington and Clackamas Counties School District No. 23 J Tigard GO, Refunding,
      MBIA Insured, 5.00%,
         6/15/19 ................................................................................       6,000,000         6,472,140
         6/15/20 ................................................................................       6,260,000         6,743,773
         6/15/22 ................................................................................       6,905,000         7,455,536
   Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
      10/01/19 ..................................................................................       3,905,000         4,089,277
   Washington County GO, 5.00%, 6/01/26 .........................................................      10,000,000        10,319,200
   Washington County School District No. 48J Beaverton GO, Pre-Refunded, 5.00%, 6/01/22 .........       4,155,000         4,481,458
   Washington County Unified Sewer Agency Revenue, senior lien, Refunding, Series A, 6.20%,
      10/01/10 ..................................................................................         470,000           471,443
   Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
      5.60%, 4/01/20 ............................................................................       1,000,000         1,070,240
                                                                                                                     --------------
                                                                                                                        550,671,920
                                                                                                                     --------------
   U.S. TERRITORIES 16.2%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
      Refunding, 5.625%, 5/15/43 ................................................................      10,000,000        10,164,200
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
         5.00%, 7/01/29 .........................................................................      10,000,000        10,027,300
         5.125%, 7/01/31 ........................................................................       9,885,000        10,015,976
         Pre-Refunded, 5.00%, 7/01/27 ...........................................................      10,000,000        10,824,800
         Pre-Refunded, 5.125%, 7/01/31 ..........................................................       5,115,000         5,532,333
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
         5.50%, 7/01/36 .........................................................................      13,000,000        13,902,980
         Pre-Refunded, 5.50%, 7/01/26 ...........................................................       4,275,000         4,391,921
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series D, Pre-Refunded, 5.375%, 7/01/36 ...................................................      10,000,000        10,950,700
   Puerto Rico Electric Power Authority Power Revenue, Series II,
         5.25%, 7/01/31 .........................................................................      12,000,000        12,423,720
         FSA Insured, 5.125%, 7/01/26 ...........................................................       9,150,000         9,663,498
   Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 ..................................................................................         395,000           403,899
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
         5.50%, 8/01/29 .........................................................................       1,285,000         1,336,529
         Pre-Refunded, 5.50%, 8/01/29 ...........................................................       3,715,000         4,079,924
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
         10/01/15 ...............................................................................       1,635,000         1,707,676
         10/01/18 ...............................................................................       2,400,000         2,497,560


156 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN OREGON TAX-FREE INCOME FUND                                                            PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
         7/01/18 ................................................................................    $  2,500,000    $    2,488,550
         7/01/21 ................................................................................       1,400,000         1,392,608
                                                                                                                     --------------
                                                                                                                        111,804,174
                                                                                                                     --------------
   TOTAL BONDS (COST $631,047,467)                                                                                      662,476,094
                                                                                                                     --------------
   ZERO COUPON BONDS 0.9%
   OREGON 0.9%
   Oregon Health Sciences University Revenue, Capital Appreciation, Refunding, Series A,
      MBIA Insured, 7/01/21 .....................................................................      11,480,000         5,577,329
   Portland GO, Ltd. Tax, Series B, 6/01/21 .....................................................       1,000,000           489,930
                                                                                                                     --------------
   TOTAL ZERO COUPON BONDS (COST $5,326,056) ....................................................                         6,067,259
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $636,373,523) ..............................................                       668,543,353
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 2.0%
   BONDS 2.0%
   OREGON 0.4%
(b)Oregon Health Sciences University Revenue, Special Oshu Medical Group Project, Series A,
      Weekly VRDN and Put, 2.99%, 7/01/33 .......................................................       1,900,000         1,900,000
(b)Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Guide
      Dogs for the Blind, Series A, Weekly VRDN and Put, 3.03%, 7/01/25 .........................         900,000           900,000
                                                                                                                     --------------
                                                                                                                          2,800,000
                                                                                                                     --------------
   U.S. TERRITORIES 1.6%
(b)Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
      MBIA Insured, Weekly VRDN and Put, 2.85%, 12/01/15 ........................................       5,759,000         5,759,000
(b)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 2.93%, 7/01/28 ..............................       5,360,000         5,360,000
                                                                                                                     --------------
                                                                                                                         11,119,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $13,919,000) ..............................................                        13,919,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $650,292,523) 98.9% ..................................................                       682,462,353
   OTHER ASSETS, LESS LIABILITIES 1.1% ..........................................................                         7,643,292
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  690,105,645
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Upon review by the Internal Revenue Service (IRS), income generated by the bond has been deemed to be taxable. Georgia Pacific Corp. (GP) is contesting the IRS determination and is currently negotiating with the Fund on this matter. In various SEC filings, GP has stated that it will take steps to ensure that bondholders will be made whole with respect to any tax liability caused by the IRS determination.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 157
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.9%
   BONDS 100.2%
   PENNSYLVANIA 94.0%
   Abington School District GO, Series A, FSA Insured, 5.00%, 4/01/32 ...........................    $  5,280,000    $    5,483,122
   Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
      Refunding, FGIC Insured, 5.75%, 1/01/18 ...................................................       1,000,000         1,055,490
   Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
      MBIA Insured, 5.00%, 1/01/19 ..............................................................       6,000,000         6,117,720
   Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .........................................       4,000,000         4,144,640
   Allegheny County GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/27 .............................       1,000,000         1,082,980
   Allegheny County Higher Education Building Authority University Revenue,
      (a)Duquesne University, Series A, XLCA Insured, 5.00%, 3/01/29 ............................       5,000,000         5,194,650
      (a)Duquesne University, Series A, XLCA Insured, 5.00%, 3/01/33 ............................       6,630,000         6,860,591
         Duquesne University Project, AMBAC Insured, Pre-Refunded, 5.00%, 3/01/21 ...............       1,000,000         1,024,390
   Allegheny County Hospital Development Authority Revenue,
         Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
            9/01/20 .............................................................................      10,000,000        10,507,800
         Allegheny Hospital, South Hills Health System, Refunding, Series A, MBIA Insured,
            5.875%, 5/01/26 .....................................................................       1,700,000         1,749,674
         Health Center, Canterbury Place, Refunding, MBIA Insured, 5.375%, 12/01/21 .............       4,500,000         4,705,560
         Health System, Series A, MBIA Insured, 6.50%, 11/15/30 .................................      10,000,000        11,391,900
         University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
            4/01/27 .............................................................................      10,450,000        10,918,264
   Allegheny County IDAR,
         Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 ........................       2,000,000         2,097,280
         Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 .......................      10,000,000        10,389,800
         Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 ........................       7,530,000         7,798,821
         Series A, MBIA Insured, 5.00%, 11/01/29 ................................................       5,000,000         5,149,750
         Series B, MBIA Insured, 5.00%, 11/01/29 ................................................       9,000,000         9,307,350
   Allegheny County Port Authority Special Revenue, Transportation,
         FGIC Insured, 5.00%, 3/01/25 ...........................................................      13,250,000        13,693,345
         FGIC Insured, 5.00%, 3/01/29 ...........................................................      16,500,000        16,952,265
         MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ............................................      15,000,000        16,401,300
   Allegheny County Residential Finance Authority Mortgage Revenue,
         Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured, 6.35%,
            10/01/36 ............................................................................       1,760,000         1,776,966
         SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 ........................................         290,000           295,110
         SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 ........................................       1,425,000         1,443,896
         SFM, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ........................................       2,935,000         3,017,473
         SFM, Series II-2, GNMA Secured, 5.90%, 11/01/32 ........................................       1,045,000         1,087,720
         SFM, Series T, GNMA Secured, 6.95%, 5/01/17 ............................................         510,000           511,132
   Allegheny Valley School District GO, MBIA Insured, 5.00%, 11/01/28 ...........................       1,550,000         1,609,737
(a)Allentown Parking Authority Parking Revenue, FSA Insured, 5.00%, 11/15/35 ....................       4,430,000         4,598,694
   Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ............................................       2,500,000         2,629,425
   Beary Valley Joint Authority Water Revenue, FSA Insured, 5.00%, 5/01/29 ......................       1,000,000         1,033,060
   Bedford County GO, AMBAC Insured, 5.00%, 9/01/35 .............................................       6,590,000         6,836,532
   Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 ...............................       3,000,000         3,024,570
   Berwick Area School District GO, Series A, FGIC Insured, 5.00%, 10/01/25 .....................       1,000,000         1,075,620
   Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ............................................       3,675,000         3,796,128
   Butler Area School District GO, FSA Insured, Pre-Refunded, 5.00%, 4/01/31 ....................       4,000,000         4,333,560


158 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding, Series A,
      MBIA Insured, 5.80%, 11/01/20 .............................................................    $  5,000,000    $    5,114,800
   Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%, 5/01/10 .................       3,400,000         3,599,614
   Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
      Asbury Place Project, Pre-Refunded, 6.50%, 2/01/36 ........................................       4,025,000         4,120,714
   Chester County School Authority School Revenue, AMBAC Insured, 5.00%, 4/01/22 ................       2,545,000         2,663,495
   Chichester School District GO, FSA Insured, 5.00%, 3/15/26 ...................................       1,830,000         1,890,244
   Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
         5.40%, 7/01/07 .........................................................................       1,000,000         1,002,790
         5.55%, 7/01/09 .........................................................................       2,365,000         2,379,332
         5.60%, 7/01/10 .........................................................................         600,000           600,354
         5.75%, 7/01/12 .........................................................................       1,795,000         1,798,913
         5.75%, 7/01/17 .........................................................................         700,000           683,802
         5.625%, 7/01/21 ........................................................................       1,500,000         1,411,710
   Council Rock School District GO, Series A, MBIA Insured, 5.00%, 11/15/22 .....................       5,180,000         5,362,802
   Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
      AMBAC Insured, 5.50%, 11/01/30 ............................................................       1,200,000         1,277,760
   Dauphin County General Authority Health System Revenue, Pinnacle Health, MBIA Insured,
         5.50%, 5/15/17 .........................................................................       1,015,000         1,051,966
         Pre-Refunded, 5.50%, 5/15/17 ...........................................................         985,000         1,026,124
   Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
         Refunding, Series A, MBIA Insured, 6.50%, 7/01/12 ......................................       4,500,000         4,512,240
         Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ............................................       5,000,000         5,720,150
   Dauphin County General Authority Revenue, Mandatory Put 12/01/05, Sub Series 3,
      AMBAC Insured, 4.75%, 6/01/26 .............................................................       1,000,000         1,000,000
   Deer Lakes School District GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/15/23 ...........       1,000,000         1,035,190
   Delaware County Authority College Revenue,
         Cabrini College, Radian Insured, 5.875%, 7/01/29 .......................................       6,385,000         6,786,170
         Eastern College, Series C, 5.625%, 10/01/28 ............................................       2,210,000         2,238,951
         Haverford College, 5.75%, 11/15/29 .....................................................       3,500,000         3,802,645
         Haverford College, 6.00%, 11/15/30 .....................................................       1,750,000         1,934,048
   Delaware County Authority Revenue,
         Dunwoody Village Project, 6.25%, 4/01/30 ...............................................       1,800,000         1,882,062
         Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26 ....................      10,800,000        11,243,772
   Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
      6/01/29 ...................................................................................       2,000,000         2,160,720
   Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
      5.00%, 12/01/28 ...........................................................................       3,000,000         3,099,930
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
      AMBAC Insured, 5.60%, 7/01/17 .............................................................       5,000,000         5,568,200
   Erie County IDA Environmental Improvement Revenue, International Paper Co. Project,
      Refunding, Series B, 6.00%, 9/01/16 .......................................................         600,000           638,610
   Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .............................................       5,000,000         5,252,050
   Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .........................       3,000,000         3,301,470
   Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%, 8/01/25 ................       3,620,000         3,775,841
   Hazleton Area School District GO, Series B, FGIC Insured, 5.00%, 3/01/23 .....................       4,455,000         4,529,176
   Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
      7/01/27 ...................................................................................       1,500,000         1,385,985


                                       Quarterly Statements of Investments | 159

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
      11/01/29 ..................................................................................    $  1,250,000    $    1,298,175
   Johnstown RDA Sewer Revenue, Series A, FSA Insured, 5.00%, 8/15/34 ...........................       1,825,000         1,887,287
   Lancaster County Hospital Authority Revenue, Health Center, Willow Valley Retirement Project,
      5.875%, 6/01/21 ...........................................................................       1,000,000         1,049,540
   Latrobe IDAR, Saint Vincent College Project, 5.70%, 5/01/31 ..................................       1,500,000         1,577,340
   Lehigh County General Purpose Authority Revenues,
         Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured, 5.25%, 11/15/27 .......       5,000,000         5,124,950
         Lehigh Valley Hospital, Health Network, Series A, MBIA Insured, 5.00%, 7/01/28 .........       4,000,000         4,055,280
         Lehigh Valley Hospital, Health Network, Series B, FSA Insured, 5.25%, 7/01/19 ..........       2,750,000         2,930,785
   Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .........................       1,000,000         1,009,880
   Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 ...................................       2,000,000         2,051,860
   Lycoming County Authority College Revenue, Pennsylvania College of Technology,
         AMBAC Insured, 5.25%, 5/01/32 ..........................................................       5,030,000         5,234,872
         Refunding, AMBAC Insured, 5.35%, 7/01/26 ...............................................       2,400,000         2,547,336
   Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ..............................................       2,000,000         2,048,540
   Mercer County IDA Water Facilities Revenue, MBIA Insured, 6.00%, 7/01/30 .....................       5,000,000         5,429,150
   Montgomery County GO, 5.00%, 9/15/22 .........................................................       3,335,000         3,486,075
   Montgomery County Higher Education and Health Authority Revenue, Faulkeways at Gwynedd
      Project, 6.75%,
         11/15/24 ...............................................................................         400,000           422,764
         11/15/30 ...............................................................................       1,000,000         1,056,910
   Montgomery County IDA Retirement Community Revenue,
         Adult Community Total Services, Refunding, Series A, 5.875%, 11/15/22 ..................       4,850,000         4,948,746
         Adult Community Total Services, Series B, 5.75%, 11/15/17 ..............................       4,000,000         4,146,120
         Adult Community Total Services Retirement-Life Communities Inc., 5.25%, 11/15/28 .......       5,000,000         5,032,250
   Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Pre-Refunded,
         5.70%, 12/01/13 ........................................................................       1,205,000         1,281,843
         5.75%, 12/01/17 ........................................................................         500,000           532,360
         5.75%, 12/01/27 ........................................................................       1,600,000         1,703,552
   Muhlenberg School District GO, Series AA, FGIC Insured,
         5.00%, 9/01/22 .........................................................................       1,390,000         1,444,669
         Pre-Refunded, 6.00%, 9/01/23 ...........................................................       4,000,000         4,436,640
   New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
      3/01/28 ...................................................................................       2,250,000         2,271,510
   Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 .............................       5,000,000         5,171,400
   Northampton Boro Municipal Authority Water Revenue, MBIA Insured, 5.00%, 5/15/34 .............       2,400,000         2,476,656
   Northampton County IDAR, Pollution Control, Metropolitan Edison Co., Refunding, Series A,
      MBIA Insured, 6.10%, 7/15/21 ..............................................................       6,100,000         6,244,509
   Norwin School District GO,
         FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .............................................       5,000,000         5,478,150
         Series A, MBIA Insured, 5.00%, 4/01/30 .................................................       1,000,000         1,023,370
         Series B, MBIA Insured, 5.00%, 4/01/31 .................................................       6,390,000         6,511,282
   Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 ...................................       2,835,000         2,944,714
   Pennsylvania Convention Center Authority Revenue, Refunding, Series A, 6.60%, 9/01/09 ........       4,165,000         4,206,650
   Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
      MacMillan LP Project, Pre-Refunded, 7.60%, 12/01/20 .......................................       3,000,000         3,060,000


160 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
      FGIC Insured, 5.00%, 6/01/33 ..............................................................    $  3,325,000    $    3,431,732
   Pennsylvania HFAR, SFM, Refunding, Series 72A, 5.25%, 4/01/21 ................................       7,000,000         7,061,740
   Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
         Allegheny College, Series B, 6.125%, 11/01/13 ..........................................          90,000            90,360
         Drexel University, MBIA Insured, 5.75%, 5/01/22 ........................................       3,095,000         3,252,040
         Drexel University, MBIA Insured, Pre-Refunded, 5.75%, 5/01/22 ..........................         905,000           953,752
         Marywood University Project, MBIA Insured, Pre-Refunded, 5.65%, 6/01/25 ................       2,500,000         2,723,650
   Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
         Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
            11/15/21 ............................................................................      17,000,000        17,700,570
         University of Pennsylvania Health Services, Series A, Pre-Refunded, 5.75%, 1/01/22 .....      10,000,000        10,118,300
   Pennsylvania State Higher Educational Facilities Authority Revenue,
         Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 .....................................       1,500,000         1,566,810
         Drexel University, Series A, 5.00%, 5/01/20 ............................................       1,485,000         1,538,401
         Drexel University, Series A, 5.20%, 5/01/29 ............................................         750,000           784,455
         Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ...........................       3,040,000         3,065,232
         State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%,
            6/15/24 .............................................................................       4,000,000         4,055,000
         State System of Higher Education, Series R, FSA Insured, 5.00%, 6/15/24 ................       3,140,000         3,265,380
         Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 ..........................       3,000,000         3,081,360
         Trustees University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38 ...............       5,000,000         5,165,500
         Trustees University of Pennsylvania, Series C, 5.00%, 7/15/26 ..........................       5,000,000         5,216,900
         University Sciences Philadelphia, Series A, XLCA Insured, 5.00%, 11/01/36 ..............       8,315,000         8,585,487
         Widener University, 5.00%, 7/15/31 .....................................................         500,000           503,010
   Pennsylvania State Public School Building Authority Revenue,
         Career Institute of Technology, FGIC Insured, 5.00%, 11/15/28 ..........................       1,000,000         1,036,540
         Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ...........................       2,500,000         2,613,750
         Lehigh Career and Technical Institution, MBIA Insured, 5.00%, 10/01/31 .................       1,000,000         1,024,270
   Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
      5.00%,
         12/01/24 ...............................................................................       1,655,000         1,726,943
         12/01/31 ...............................................................................       5,000,000         5,159,400
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
         7/15/28 ................................................................................      10,000,000        10,813,500
         7/15/31 ................................................................................      13,820,000        14,944,257
   Pennsylvania State Turnpike Commission Turnpike Revenue,
         Series A, AMBAC Insured, 5.00%, 12/01/34 ...............................................       5,000,000         5,164,450
         Series R, AMBAC Insured, 5.00%, 12/01/26 ...............................................       2,000,000         2,076,900
         Series R, AMBAC Insured, 5.00%, 12/01/30 ...............................................      11,125,000        11,494,795
   Pennsylvania State University Revenue, 5.00%, 9/01/35 ........................................       1,000,000         1,033,430
   Philadelphia Authority For IDR, Series B, AMBAC Insured, 5.25%, 7/01/31 ......................       2,000,000         2,088,740
   Philadelphia Gas Works Revenue, 12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 .............       1,000,000         1,205,130
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Temple University
      Hospital, 5.875%, 11/15/23 ................................................................       5,000,000         5,021,850
   Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
      12/01/21 ..................................................................................       5,000,000         5,258,650
   Philadelphia IDA Lease Revenue, Series B, FSA Insured, 5.125%, 10/01/26 ......................      12,000,000        12,543,120


                                       Quarterly Statements of Investments | 161

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STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
         9/01/22 ................................................................................    $  3,250,000    $    3,410,680
         9/01/29 ................................................................................      13,000,000        13,693,550
   Philadelphia RDA Revenue, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
      4/15/31 ...................................................................................      10,830,000        11,197,570
   Philadelphia School District GO,
         Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 .................................       1,000,000         1,027,890
         Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ...................................       8,000,000         8,706,160
         Series D, FGIC Insured, 5.125%, 6/01/34 ................................................       5,000,000         5,229,200
   Philadelphia Water and Wastewater Revenue, Series A,
         FGIC Insured, 5.00%, 11/01/31 ..........................................................       7,515,000         7,713,171
         FSA Insured, 5.00%, 7/01/29 ............................................................      11,645,000        12,075,050
         FSA Insured, 5.00%, 7/01/35 ............................................................       4,500,000         4,648,500
   Pine-Richland School District GO, FSA Insured, 5.00%, 7/15/35 ................................      11,485,000        11,928,551
   Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 6.00%,
      12/01/24 ..................................................................................       2,000,000         2,207,780
   Pittsburgh Urban RDA Mortgage Revenue,
         Series C, GNMA Secured, 5.70%, 4/01/30 .................................................       1,310,000         1,330,633
         Series D, 6.25%, 10/01/17 ..............................................................       1,695,000         1,734,833
   Pittsburgh Urban RDA Tax Allocation, 6.10%, 5/01/19 ..........................................       1,000,000         1,079,410
   Pittsburgh Water and Sewer Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%,
      9/01/14 ...................................................................................       1,150,000         1,325,559
   Plum Boro School District GO, FGIC Insured, Pre-Refunded, 5.25%, 9/15/30 .....................       8,870,000         9,650,915
(a)Reading School District GO, FSA Insured, 5.00%, 1/15/36 ......................................       8,000,000         8,308,480
   Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.875%, 12/01/31 ...       2,500,000         2,659,925
   Seneca Valley School District GO, MBIA Insured, Pre-Refunded, 5.375%, 1/01/21 ................       2,000,000         2,192,020
   South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital Project,
      Series A, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ......................................      10,000,000        10,342,500
   Southcentral General Authority Revenue, Wellspan Health Obligated, MBIA Insured,
         ETM, 5.25%, 5/15/31 ....................................................................       1,875,000         1,995,188
         Pre-Refunded, 5.25%, 5/15/31 ...........................................................       8,125,000         8,878,675
   Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
      3/01/22 ...................................................................................       3,000,000         3,127,530
   Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%, 9/01/25 ...................       6,900,000         7,146,882
   State Public School Building Authority College Revenue, Westmoreland County Community
      College, FGIC Insured, 5.25%, 10/15/22 ....................................................       2,170,000         2,303,151
   State Public School Building Authority School Revenue,
         Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 .....................      10,000,000        10,327,200
         Northwestern School District Project, Series E, FGIC Insured, 5.75%, 1/15/19 ...........       3,000,000         3,189,030
         Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ......................      37,170,000        38,244,956
   Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
      1/01/28 ...................................................................................       2,000,000         2,030,860
   Twin Valley School District GO, FSA Insured, 5.00%, 4/01/23 ..................................       2,915,000         3,067,892
   University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
      5.00%, 6/01/21 ............................................................................      10,000,000        10,279,900
   Upper St. Clair Township School District GO,
         FSA Insured, 5.00%, 7/15/28 ............................................................       1,000,000         1,030,000
         Pre-Refunded, 5.20%, 7/15/27 ...........................................................       5,000,000         5,154,050


162 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
      AMBAC Insured, 6.15%, 12/01/29 ............................................................    $  2,200,000    $    2,328,568
   Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ...............................       5,000,000         5,212,050
   West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
         9/01/19 ................................................................................       2,000,000         2,056,380
         9/01/20 ................................................................................       3,805,000         3,901,761
                                                                                                                     --------------
                                                                                                                        793,174,964
                                                                                                                     --------------

   U.S. TERRITORIES 6.2%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
         5.00%, 7/01/29 .........................................................................       4,000,000         4,010,920
         5.00%, 7/01/33 .........................................................................      30,000,000        29,732,700
         Pre-Refunded, 5.00%, 7/01/27 ...........................................................       7,000,000         7,577,360
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series I, 5.00%, 7/01/36 .........       5,950,000         5,894,546
   Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33 .........       5,000,000         5,125,150
                                                                                                                     --------------
                                                                                                                         52,340,676
                                                                                                                     --------------
   TOTAL BONDS (COST $807,581,198) ..............................................................                       845,515,640
                                                                                                                     --------------
   ZERO COUPON/STEP-UP BONDS 0.7%
   PENNSYLVANIA 0.7%
   Pennsylvania HFAR,
         Future Income Growth Securities, SFM, Series 64, zero cpn. to 10/01/08, 5.25%
            thereafter, 4/01/30 .................................................................       3,755,000         3,250,103
         SFM, Refunding, Series 63A, 4/01/30 ....................................................      10,885,000         2,966,380
                                                                                                                     --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $6,150,144) ............................................                         6,216,483
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $813,731,342) ..............................................                       851,732,123
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.3%
   BONDS 0.3%
   PENNSYLVANIA 0.3%
(b)Chester County IDAR, Refunding, Daily VRDN and Put, 2.98%, 7/01/31 ...........................         300,000           300,000
(b)Delaware County IDA Airport Facilities Revenue, United Parcel Service Project, Daily VRDN and
      Put, 2.86%, 12/01/15 ......................................................................       1,000,000         1,000,000
(b)Gettysburg Area IDAR, Brethren Home Community Project, Series A, Weekly VRDN and Put,
      2.91%, 6/01/24 ............................................................................       1,040,000         1,040,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,340,000) ...............................................                         2,340,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $816,071,342) 101.2% .................................................                       854,072,123
   OTHER ASSETS, LESS LIABILITIES (1.2)% ........................................................                       (10,092,825)
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  843,979,298
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                       Quarterly Statements of Investments | 163
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   BONDS 98.0%
   VIRGINIA 78.7%
   Abingdon IDA Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding, 5.375%,
      7/01/28 ...................................................................................    $  5,000,000    $    5,131,000
   Alexandria IDA Educational Facilities Revenue, Episcopal High School, Pre-Refunded, 5.875%,
      1/01/29 ...................................................................................       2,500,000         2,701,525
   Arlington County GO, Public Improvements, 5.00%, 2/01/22 .....................................       2,060,000         2,166,729
   Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
         5.60%, 12/01/25 ........................................................................       2,650,000         2,503,959
         6.30%, 12/01/25 ........................................................................       2,000,000         2,020,860
         Series A, 6.55%, 12/01/25 ..............................................................       5,000,000         5,114,200
   Bristol Utility System Revenue, ETM, 5.00%, 7/15/21 ..........................................       1,245,000         1,316,189
   Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 ............................       1,000,000         1,044,570
   Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
         7/15/19 ................................................................................       3,250,000         3,447,210
         7/15/32 ................................................................................       8,000,000         8,361,840
   Dinwiddie County IDA Lease Revenue, Refunding, Series B, MBIA Insured, 5.00%,
         2/15/30 ................................................................................       1,410,000         1,459,731
         2/15/34 ................................................................................       3,155,000         3,257,538
   Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured, 5.375%,
      9/01/29 ...................................................................................       8,000,000         8,518,720
   Fairfax County EDA Transportation Contract Revenue, Route 28 Project, MBIA Insured, 5.00%,
      4/01/33 ...................................................................................       3,500,000         3,615,220
   Fairfax County IDAR, Health Care,
         Inova Health System Project, Pre-Refunded, 6.00%, 8/15/26 ..............................       5,000,000         5,192,950
         Inova Health System Project, Refunding, Series A, 5.00%, 8/15/25 .......................       5,000,000         5,073,300
         Inova Health System Project, Refunding, Series A, 5.00%, 8/15/18 .......................       2,100,000         2,159,094
   Fairfax County Redevelopment and Housing Authority MFHR,
         Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ..................................       4,700,000         4,788,125
         Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 ...................       1,000,000         1,041,830
         Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ..................       1,000,000         1,040,350
   Fairfax County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.875%, 7/15/28 ....................       5,000,000         5,179,750
   Fairfax County Water Authority Water Revenue,
         Pre-Refunded, 5.00%, 4/01/27 ...........................................................       2,830,000         3,052,098
         Refunding, 5.00%, 4/01/27 ..............................................................      11,420,000        11,915,514
   Fredericksburg IDA Hospital Facilities Revenue, Medicorp Health System Obligation,
      Refunding, AMBAC Insured, 5.25%, 6/15/23 ..................................................      10,000,000        10,405,000
   Front Royal and Warren County IDA Lease Revenue,
         School and Capital Improvement, Series B, FSA Insured, 5.00%, 4/01/35 ..................       6,000,000         6,176,580
         Series B, FSA Insured, 5.00%, 4/01/29 ..................................................       7,115,000         7,349,226
   Gloucester County IDA Lease Revenue, Courthouse Project, MBIA Insured, 5.50%,
      11/01/30 ..................................................................................       1,715,000         1,831,551
   Greater Richmond Convention Center Authority Hotel Tax Revenue,
         Convention Center Expansion Project, Pre-Refunded, 6.125%, 6/15/29 .....................       8,000,000         8,947,680
         Convention Center Expansion Project, Pre-Refunded, 6.25%, 6/15/32 ......................       8,175,000         9,185,920
         Refunding, MBIA Insured, 5.00%, 6/15/30 ................................................       8,000,000         8,288,240
   Hampton Convention Center Revenue, Refunding, AMBAC Insured,
         5.25%, 1/15/23 .........................................................................       3,000,000         3,178,530
         5.125%, 1/15/28 ........................................................................       2,605,000         2,719,125
         5.00%, 1/15/35 .........................................................................       2,000,000         2,057,740


164 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Hampton Redevelopment and Housing Authority Senior Living Association Revenue, Refunding,
      Series A, GNMA Secured, 6.00%, 1/20/26 ....................................................    $  1,060,000    $    1,094,344
   Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA Insured, 5.00%,
      7/01/28 ...................................................................................      10,000,000        10,139,200
   Hanover County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded, 5.25%,
      2/01/26 ...................................................................................       4,175,000         4,269,355
   Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 ................................................       1,000,000         1,099,150
   Henry County IDA Hospital Revenue, Memorial Hospital of Martinsville and Henry,
      Pre-Refunded, 6.00%, 1/01/27 ..............................................................       1,250,000         1,297,975
   Isle Wight County IDA Environmental Improvement Revenue, International Paper Co. Project,
      Series A, 6.60%, 5/01/24 ..................................................................       2,000,000         2,169,140
   Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%, 1/01/18 ............       4,155,000         4,410,699
   King George County IDA Lease Revenue, FSA Insured, 5.00%, 3/01/32 ............................       3,595,000         3,714,857
   Leesburg Utilities System Revenue, Refunding, MBIA Insured, 5.125%, 7/01/22 ..................       3,000,000         3,129,750
   Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded,
      6.10%, 6/01/32 ............................................................................       1,500,000         1,715,010
   Loudoun County Sanitation Authority Water and Sewer Revenue,
         Refunding, FGIC Insured, Pre-Refunded, 5.125%, 1/01/26 .................................       3,795,000         3,944,675
         Refunding, FGIC Insured, Pre-Refunded, 5.125%, 1/01/30 .................................       5,250,000         5,457,060
         Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26 ..................................       6,500,000         6,764,810
         Series 96, FGIC Insured, Pre-Refunded, 5.25%, 1/01/30 ..................................       1,000,000         1,040,740
   Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Pre-Refunded, 5.20%,
      1/01/28 ...................................................................................       8,000,000         8,374,960
   Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
      Series A, GNMA Secured, 6.20%, 7/20/27 ....................................................       1,000,000         1,027,230
   Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured, 5.00%, 5/15/28 .....       1,000,000         1,040,440
   Middlesex County IDA Lease Revenue, School Facilities Project, MBIA Insured, Pre-Refunded,
         5.875%, 8/01/21 ........................................................................       1,420,000         1,565,919
         6.10%, 8/01/26 .........................................................................       1,725,000         1,915,509
   Montgomery County IDA Lease Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.50%,
      1/15/22 ...................................................................................       1,000,000         1,099,710
   Newport News IDA Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA Secured,
      6.25%, 8/01/36 ............................................................................       2,950,000         3,060,891
   Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A,
      GNMA Secured, 5.85%, 12/20/30 .............................................................       4,060,000         4,211,803
   Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%, 7/01/31 ...................       1,440,000         1,466,813
   Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured, 5.00%, 7/01/22 ...........       1,720,000         1,795,250
   Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured, Pre-Refunded, 5.25%,
      8/15/26 ...................................................................................       3,000,000         3,156,330
   Norfolk Parking System Revenue,
         MBIA Insured, Pre-Refunded, 5.55%, 2/01/27 .............................................       2,000,000         2,091,360
         Refunding, Series A, MBIA Insured, 5.00%, 2/01/27 ......................................       1,940,000         2,013,487
   Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 .........................................       5,000,000         5,149,100
   Northwestern Regional Jail Authority Jail Facilities Revenue, MBIA Insured, 5.00%,
      7/01/33 ...................................................................................       4,350,000         4,510,645
   Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured, 5.00%,
      2/01/34 ...................................................................................       1,000,000         1,034,450


                                       Quarterly Statements of Investments | 165

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital Project,
      Refunding, FHA Insured, 8.70%, 8/01/23 ....................................................    $     50,000    $       57,532
   Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 ..............       1,500,000         1,502,235
   Powhatan Co. EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
      7/15/33 ...................................................................................       1,000,000         1,054,580
   Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
      AMBAC Insured, 6.00%, 12/01/33 ............................................................       2,340,000         2,436,946
   Prince William County Service Authority Water and Sewer System Revenue,
         FGIC Insured, 5.50%, 7/01/29 ...........................................................       5,000,000         5,398,100
         Refunding, 5.00%, 7/01/32 ..............................................................       5,045,000         5,235,297
   Richmond GO, FGIC Insured, 5.00%, 7/15/19 ....................................................       3,690,000         3,889,186
   Richmond IDA Student Housing Revenue, University Real Estate Foundation, 5.55%,
      1/01/31 ...................................................................................       4,400,000         4,733,652
   Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured, 5.00%,
      8/01/22 ...................................................................................       2,000,000         2,076,640
   Richmond Public Utility Revenue,
         FSA Insured, 5.00%, 1/15/35 ............................................................       3,500,000         3,637,410
         Refunding, FSA Insured, 5.00%, 1/15/33 .................................................       8,500,000         8,729,075
   Spotsylvania County Water and Sewer System Revenue, MBIA Insured, Pre-Refunded,
         5.25%, 6/01/22 .........................................................................       6,500,000         6,816,225
         5.40%, 6/01/27 .........................................................................       6,800,000         7,145,508
   University of Virginia Revenue,
         General, 5.00%, 6/01/37 ................................................................      12,000,000        12,431,040
         Series A, 5.00%, 6/01/33 ...............................................................      14,000,000        14,413,840
   Virginia Beach Water and Sewer Revenue,
         Pre-Refunded, 5.25%, 8/01/21 ...........................................................       1,865,000         2,005,658
         System, Refunding, 5.00%, 10/01/30 .....................................................       3,300,000         3,429,624
   Virginia College Building Authority Educational Facilities Revenue,
         21st Century College Program, 5.00%, 2/01/21 ...........................................       1,000,000         1,047,150
         Hampton University Project, Pre-Refunded, 6.00%, 4/01/20 ...............................       1,500,000         1,662,675
         Regent University Project, MBIA Insured, 5.125%, 10/01/21 ..............................       5,000,000         5,273,350
         Regent University Project, MBIA Insured, 5.125%, 10/01/31 ..............................       4,050,000         4,197,015
         Washington and Lee University, 5.75%, 1/01/19 ..........................................          50,000            50,110
   Virginia Commonwealth Transportation Board Transportation Revenue,
         Northern Virginia Transportation Program, Refunding, Series A, 5.00%, 5/15/27 ..........       8,920,000         9,262,885
         U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/24 ...................       2,000,000         2,081,040
         U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/26 ...................      10,000,000        10,390,400
   Virginia State HDA Rental Housing Revenue,
         Series J, 5.80%, 2/01/19 ...............................................................       2,000,000         2,076,680
         Series L, 5.75%, 2/01/15 ...............................................................       1,000,000         1,049,150
   Virginia State HDA, MFHR,
         Series C, 5.30%, 11/01/16 ..............................................................       1,000,000         1,040,620
         Series H, 5.55%, 5/01/15 ...............................................................       1,000,000         1,040,320
   Virginia State Public School Authority GO, School Financing,
         Series A, 5.00%, 8/01/20 ...............................................................       3,000,000         3,160,290
         Series A, 5.00%, 8/01/21 ...............................................................       4,000,000         4,215,800
         Series C, 5.00%, 8/01/22 ...............................................................       2,000,000         2,100,660
         Series C, 5.00%, 8/01/26 ...............................................................      10,925,000        11,413,020


166 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA (CONT.)
   Virginia State Resources Authority Airports Revenue, Revolving Fund, Series A, 5.00%,
      8/01/27 ...................................................................................    $  3,000,000    $    3,070,920
   Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program,
      Senior Series, 5.00%, 11/01/33 ............................................................       5,000,000         5,154,500
   Virginia State Resources Authority Water and Sewer System Revenue,
         Pooled Loan Program, Mandatory Put 11/01/07, Series A, ETM, 7.45%, 11/01/16 ............          10,000            10,122
         Rapidan Service Authority, Refunding, 5.30%, 10/01/18 ..................................       1,610,000         1,676,010
         Tuckahoe Service District Project, 5.00%, 11/01/35 .....................................       2,000,000         2,068,180
   York County Sewer Revenue, Pre-Refunded, 5.875%,
         6/01/24 ................................................................................         500,000           545,695
         6/01/29 ................................................................................       1,500,000         1,637,085
                                                                                                                     --------------
                                                                                                                        403,218,781
                                                                                                                     --------------
   DISTRICT OF COLUMBIA 4.4%
   Metropolitan Washington D.C. Airports Authority General Airport Revenue,
         Refunding, Series A, FGIC Insured, 5.00%, 10/01/27 .....................................       5,000,000         5,105,950
         Series A, Pre-Refunded, 5.375%, 10/01/23 ...............................................       1,635,000         1,712,221
         Series A, Pre-Refunded, 5.375%, 10/01/23 ...............................................       1,365,000         1,425,756
         Series B, 5.75%, 10/01/20 ..............................................................       6,000,000         6,306,480
   Metropolitan Washington D.C. Airport Authority System Revenue,
         Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 .....................................       1,000,000         1,027,290
         Series B, FGIC Insured, 5.25%, 10/01/32 ................................................       6,655,000         6,960,864
                                                                                                                     --------------
                                                                                                                         22,538,561
                                                                                                                     --------------
   U. S. TERRITORIES 14.9%
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
         5.00%, 7/01/29 .........................................................................       8,000,000         8,021,840
         5.125%, 7/01/31 ........................................................................       3,315,000         3,358,924
         5.00%, 7/01/33 .........................................................................       2,000,000         1,982,180
         FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .............................................      15,000,000        16,237,200
         Pre-Refunded, 5.125%, 7/01/31 ..........................................................       1,685,000         1,822,479
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
         5.50%, 7/01/36 .........................................................................       4,500,000         4,812,570
         Pre-Refunded, 6.00%, 7/01/22 ...........................................................       1,000,000         1,030,740
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
         Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       5,000,000         5,475,350
         Series D, Pre-Refunded, 5.25%, 7/01/38 .................................................       3,000,000         3,263,520
         Series G, 5.00%, 7/01/33 ...............................................................       5,000,000         4,955,450
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
      AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ...............................................       5,000,000         5,224,750
   Puerto Rico Electric Power Authority Power Revenue,
         Series HH, FSA Insured, 5.25%, 7/01/29 .................................................       5,910,000         6,308,452
         Series RR, XLCA Insured, 5.00%, 7/01/30 ................................................       1,000,000         1,041,670
   Puerto Rico HFC Revenue,
         MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .............................................         785,000           785,565
         Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 .................          20,000            20,451
   Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ..........       2,580,000         2,680,388


                                       Quarterly Statements of Investments | 167

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U. S. TERRITORIES (CONT.)
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
         5.375%, 7/01/33 ........................................................................    $  1,315,000    $    1,361,630
         Pre-Refunded, 5.375%, 7/01/33 ..........................................................       3,685,000         4,035,333
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      Pre-Refunded, 5.70%, 8/01/25 ..............................................................       1,000,000         1,084,750
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
         10/01/15 ...............................................................................       1,500,000         1,566,675
         10/01/18 ...............................................................................       1,500,000         1,560,975
                                                                                                                     --------------
                                                                                                                         76,630,892
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $478,106,656) ..............................................                       502,388,234
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 0.4%
   BONDS 0.4%
   VIRGINIA 0.3%
(a)Roanoke IDA Hospital Revenue, Carilion Health System,
         Refunding, Series D, Daily VRDN and Put, 3.02%, 7/01/27 ................................       1,350,000         1,350,000
         Series C, Daily VRDN and Put, 2.95%, 7/01/27 ...........................................         300,000           300,000
                                                                                                                     --------------
                                                                                                                          1,650,000
                                                                                                                     --------------
   U. S. TERRITORIES 0.1%
(a)Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, AMBAC Insured, Weekly VRDN and Put, 2.93%, 7/01/28 ..............................         400,000           400,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $2,050,000) ...............................................                         2,050,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $480,156,656) 98.4% ..................................................                       504,438,234
   OTHER ASSETS, LESS LIABILITIES 1.6% ..........................................................                         8,022,054
                                                                                                                     --------------
   NET ASSETS 100.0% ............................................................................                    $  512,460,288
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 169.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


168 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
ACA       -  American Capital Access Holdings Inc.
ACES      -  Adjustable Convertible Exempt Securities
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
BAN       -  Bond Anticipation Notes
BIG       -  Bond Investors Insurance Co. (acquired by MBIA in
             1989 and no longer does business under this name)
CBI       -  Certificate of Beneficial Interest
CDA       -  Community Development Authority/Agency
CDD       -  Community Development District
CDR       -  Community Development Revenue
CFD       -  Community Facilities District
CIFG      -  CDC IXIS Financial Guaranty
COP       -  Certificate of Participation
EDA       -  Economic Development Authority
EDC       -  Economic Development Corp.
EDR       -  Economic Development Revenue
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FHA       -  Federal Housing Authority/Agency
FNMA      -  Federal National Mortgage Association
FSA       -  Financial Security Assurance Inc.
GNMA      -  Government National Mortgage Association
GO        -  General Obligation
HDA       -  Housing Development Authority/Agency
HDC       -  Housing Development Corp.
HFA       -  Housing Finance Authority/Agency
HFAR      -  Housing Finance Authority/Revenue
HFC       -  Housing Finance Corp.
HMR       -  Home Mortgage Revenue
ID        -  Improvement District
IDA       -  Industrial Development Authority/Agency
IDAR      -  Industrial Development Authority Revenue
IDB       -  Industrial Development Bond/Board
IDBR      -  Industrial Development Board Revenue
IDR       -  Industrial Development Revenue
IPC       -  Industrial Pollution Control
ISD       -  Independent School District
MAC       -  Municipal Assistance Corp.
MBIA      -  Municipal Bond Investors Assurance Corp.
MBS       -  Mortgage-Backed Securities
MF        -  Multi-Family
MFH       -  Multi-Family Housing
MFHR      -  Multi-Family Housing Revenue
MFM       -  Multi-Family Mortgage
MFMR      -  Multi-Family Mortgage Revenue
MFR       -  Multi-Family Revenue
MTA       -  Metropolitan Transit Authority
MUD       -  Municipal Utility District
PBA       -  Public Building Authority
PCFA      -  Pollution Control Financing Authority
PCR       -  Pollution Control Revenue
PFAR      -  Public Financing Authority Revenue
PUD       -  Public Utility District
RDA       -  Redevelopment Agency/Authority
RDAR      -  Redevelopment Agency Revenue
RMR       -  Residential Mortgage Revenue
SF        -  Single Family
SFHMR     -  Single Family Home Mortgage Revenue
SFHR      -  Single Family Housing Revenue
SFM       -  Single Family Mortgage
SFMR      -  Single Family Mortgage Revenue
SFR       -  Single Family Revenue
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District
VHA       -  Volunteer Hospital of America
XLCA      -  XL Capital Assurance


                                       Quarterly Statements of Investments | 169
                                   See Notes to Statements of Investments. |

FRANKLIN TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Tax-Free Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five series (the Funds). All Funds are diversified except the Franklin Connecticut Tax-Free Fund, the Franklin Federal Intermediate-Term Tax-Free Income Fund, the Franklin Florida Insured Tax-Free Income Fund and the Franklin Maryland Tax-Free Income Fund.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                               --------------------------------------------------------
                                                                    FRANKLIN           FRANKLIN          FRANKLIN
                                                                    ALABAMA            ARIZONA           COLORADO
                                                                    TAX-FREE           TAX-FREE          TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    255,266,953   $    858,475,620   $     379,794,536
                                                               ========================================================

Unrealized appreciation ....................................   $     12,698,036   $     44,093,162   $      21,560,969
Unrealized depreciation ....................................           (375,041)        (1,733,237)           (293,161)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     12,322,995   $     42,359,925   $      21,267,808
                                                               ========================================================

                                                               --------------------------------------------------------
                                                                    FRANKLIN           FRANKLIN      FRANKLIN FEDERAL
                                                                  CONNECTICUT           DOUBLE       INTERMEDIATE-TERM
                                                                    TAX-FREE           TAX-FREE          TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    293,460,858   $    380,716,245   $     548,210,019
                                                               ========================================================

Unrealized appreciation ....................................   $     13,495,500   $     15,739,589   $      12,031,866
Unrealized depreciation ....................................           (480,776)        (1,846,591)         (2,082,292)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     13,014,724   $     13,892,998   $       9,949,574
                                                               ========================================================

                                                               --------------------------------------------------------
                                                               FRANKLIN FEDERAL       FRANKLIN           FRANKLIN
                                                                 LIMITED-TERM         FLORIDA             FLORIDA
                                                                   TAX-FREE       INSURED TAX-FREE       TAX-FREE
                                                                 INCOME FUND        INCOME FUND         INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $     28,472,449   $    152,463,698   $   1,594,442,207
                                                               ========================================================

Unrealized appreciation ....................................   $          4,276   $      8,746,509   $     107,385,214
Unrealized depreciation ....................................           (432,196)          (200,144)         (1,799,599)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $       (427,920)  $      8,546,365   $     105,585,615
                                                               ========================================================


170 | Quarterly Statements of Investments

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                                               --------------------------------------------------------
                                                                   FRANKLIN            FRANKLIN          FRANKLIN
                                                                    GEORGIA           HIGH YIELD          INSURED
                                                                   TAX-FREE            TAX-FREE          TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    228,542,646   $  5,564,985,537   $   1,772,458,314
                                                               ========================================================

Unrealized appreciation ....................................   $     12,316,730   $    344,701,128   $      98,393,448
Unrealized depreciation ....................................           (872,851)      (106,951,378)         (1,508,117)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     11,443,879   $    237,749,750   $      96,885,331
                                                               ========================================================

                                                               --------------------------------------------------------
                                                                   FRANKLIN            FRANKLIN          FRANKLIN
                                                                   KENTUCKY           LOUISIANA          MARYLAND
                                                                   TAX-FREE            TAX-FREE          TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    114,315,270   $    196,846,194   $     398,552,227
                                                               ========================================================

Unrealized appreciation ....................................   $      5,365,042   $      8,705,360   $      17,001,043
Unrealized depreciation ....................................           (304,479)          (921,582)           (600,346)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $      5,060,563   $      7,783,778   $      16,400,697
                                                               ========================================================

                                                               --------------------------------------------------------
                                                                   FRANKLIN           FRANKLIN            FRANKLIN
                                                                 MASSACHUSETTS        MICHIGAN           MINNESOTA
                                                               INSURED TAX-FREE   INSURED TAX-FREE    INSURED TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    466,974,938   $  1,305,785,240   $     557,588,372
                                                               ========================================================

Unrealized appreciation ....................................   $     26,305,889   $     75,405,948   $      21,611,022
Unrealized depreciation ....................................           (739,253)          (303,308)         (1,295,378)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     25,566,636   $     75,102,640   $      20,315,644
                                                               ========================================================

                                                               --------------------------------------------------------
                                                                   FRANKLIN            FRANKLIN           FRANKLIN
                                                                   MISSOURI           NEW JERSEY       NORTH CAROLINA
                                                                   TAX-FREE            TAX-FREE           TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $    575,141,258   $    999,328,474   $     537,307,644
                                                               ========================================================

Unrealized appreciation ....................................   $     28,158,643   $     56,057,317   $      25,816,209
Unrealized depreciation ....................................         (2,257,939)        (1,488,304)         (1,146,330)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     25,900,704   $     54,569,013   $      24,669,879
                                                               ========================================================


                                       Quarterly Statements of Investments | 171

FRANKLIN TAX-FREE TRUST

1. INCOME TAXES (CONTINUED)

                                                               --------------------------------------------------------
                                                                   FRANKLIN           FRANKLIN            FRANKLIN
                                                                 OHIO INSURED          OREGON           PENNSYLVANIA
                                                                   TAX-FREE           TAX-FREE            TAX-FREE
                                                                  INCOME FUND        INCOME FUND        INCOME FUND
                                                               --------------------------------------------------------
Cost of investments ........................................   $  1,037,538,189   $    650,252,720   $     815,994,841
                                                               ========================================================

Unrealized appreciation ....................................   $     47,743,270   $     33,276,531   $      39,047,995
Unrealized depreciation ....................................           (496,862)        (1,066,898)           (970,713)
                                                               --------------------------------------------------------
Net unrealized appreciation (depreciation) .................   $     47,246,408   $     32,209,633   $      38,077,282
                                                               ========================================================

                                                               ----------------
                                                                   FRANKLIN
                                                                   VIRGINIA
                                                                   TAX-FREE
                                                                  INCOME FUND
                                                               ----------------
Cost of investments ........................................   $    480,115,363
                                                               ================

Unrealized appreciation ....................................   $     25,335,732
Unrealized depreciation ....................................         (1,012,861)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $     24,322,871
                                                               ================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


172 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By     /S/ JIMMY D. GAMBILL
       ----------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By     /S/ JIMMY D. GAMBILL
       ----------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 23, 2006


By     /S/ GALEN G. VETTER
       ----------------------
       Galen G. Vetter
      Chief Financial Officer
Date    January 23, 2006








                                   EXHIBIT A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 23, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TAX-FREE TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 23, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer